UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08821
Rydex Variable Trust
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

*Explanatory Note

The Registrant is filing this amendment to its Form N-Q for the period ended September 30, 2011, originally filed with the Securities and Exchange Commission on November 28, 2011 (Accession Number 0000950123-11-100599) to amend Item 1 "Schedule of Investments" The purpose of this amendment is to update some of the values in the Schedule of Investments.

Items 1 (supplemented further herein), and 2 through 3 to this Form N-Q are incorporated by reference to the Form N-Q filed on EDGAR on November 28, 2011 (Accession Number 0000950123-11-100599).

Item 1. Schedule of Investments.

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 0.8%
iShares Barclays Aggregate Bond Fund	454	$49,990

Total Exchange Traded Funds (Cost $49,938)		49,990

MUTUAL FUNDS†,1 — 79.3%
Alternatives Funds — 34.1%
RVT — U.S. Long Short Momentum Fund*	68,074	776,046
RSF — Long Short Interest Rate Strategy Fund — H Class*	14,246	337,487
RVT — Multi-Hedge Strategies Fund*	11,697	259,079
RVT — Managed Futures Strategy Fund*	11,141	235,410
RSF — Event Driven and Distressed Strategies Fund — H Class*	6,283	148,839
RSF — Long/Short Commodities Strategy Fund — H Class	4,255	105,101
RVT — Commodities Strategy Fund*	8,399	98,273
RSF — Long Short Equity Strategy Fund — H Class*	3,234	79,744
RSF — Alternative Strategies Fund — H Class*	2,626	61,938

Total Alternatives Funds		2,101,917

Domestic Equity Funds — 26.0%
SBL Fund — Series B (Large Cap Value Series)	26,643	583,751
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	66,631	573,030
SBL Fund — Series V (Mid Cap Value Series)	3,181	153,611
SBL Fund — Series J (Mid Cap Growth Series)	5,845	151,321
SBL Fund — Series Q (Small Cap Value Series)*	2,664	73,644
SBL Fund — Series X (Small Cap Growth Series)	4,582	72,983

Total Domestic Equity Funds		1,608,340

Fixed Income Funds — 9.5%
SBL Fund — Series E (U.S. Intermediate Bond Series)	42,488	577,841
SBL Fund — Series P (High Yield Series)	405	10,236

Total Fixed Income Funds		588,077

International Equity Funds — 7.6%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	54,863	470,180

Specialty Funds — 2.1%
RVT — Real Estate Fund	5,633	133,378

Total Mutual Funds (Cost $4,750,809)		4,901,892

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 18.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$1,146,122	1,146,122

Total Repurchase Agreement (Cost $1,146,122)		1,146,122

Total Investments — 98.7% (Cost $5,946,869)		$6,098,004

Cash & Other Assets, Less Liabilities — 1.3%		80,439

Total Net Assets — 100.0%		$6,178,443

		Unrealized
	Contracts	Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $245,109)	2	$200

FUTURES CONTRACTS PURCHASED†
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $42,925)	1	(1,227)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $335,725)	5	(11,220)
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,127,000)	20	(21,438)

(Total Aggregate Value of Contracts $1,505,650)		$(33,885)

FUTURES CONTRACTS SOLD SHORT†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $64,060)	1	115
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $39,520)	1	(1,556)

(Total Aggregate Value of Contracts $103,580)		$(1,441)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 0.9%
iShares Barclays Aggregate Bond Fund	909	$100,090

Total Exchange Traded Funds (Cost $99,986)		100,090

MUTUAL FUNDS†,1 — 78.3%
Alternatives Funds — 32.8%
RVT — U.S. Long Short Momentum Fund*	95,545	1,089,211
RVT — Multi-Hedge Strategies Fund*	35,071	776,815
RSF — Long Short Interest Rate Strategy Fund — H Class*	29,789	705,712
RVT — Managed Futures Strategy Fund*	15,971	337,461
RSF — Event Driven and Distressed Strategies Fund — H Class*	10,220	242,111
RSF — Long Short Equity Strategy Fund — H Class*	6,627	163,426
RSF — Alternative Strategies Fund — H Class*	4,598	108,470
RSF — Long/Short Commodities Strategy Fund — H Class*	4,171	103,029

Total Alternatives Funds		3,526,235

Fixed Income Funds — 28.6%
SBL Fund — Series E (U.S. Intermediate Bond Series)	161,645	2,198,366
SBL Fund — Series P (High Yield Series)	34,180	864,744

Total Fixed Income Funds		3,063,110

Domestic Equity Funds — 12.0%
SBL Fund — Series B (Large Cap Value Series)	22,759	498,642
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	57,496	494,464
SBL Fund — Series J (Mid Cap Growth Series)	5,099	132,025
SBL Fund — Series V (Mid Cap Value Series)	2,717	131,187
SBL Fund — Series X (Small Cap Growth Series)	1,630	25,961
SBL Fund — Series Q (Small Cap Value Series)*	937	25,906

Total Domestic Equity Funds		1,308,185

International Equity Funds — 4.0%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	49,919	427,809

Specialty Funds — 0.9%
RVT — Real Estate Fund	4,114	97,409

Total Mutual Funds (Cost $7,942,259)		8,422,748

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 20.0%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$2,149,201	2,149,201

Total Repurchase Agreement (Cost $2,149,201)		2,149,201

Total Investments — 99.2% (Cost $10,191,446)		$10,672,039

Cash & Other Assets, Less Liabilities — 0.8%		81,159

Total Net Assets — 100.0%		$10,753,198

		Unrealized
	Contracts	Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,102,992)	9	$463

FUTURES CONTRACTS PURCHASED†
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $85,850)	2	(2,453)
October 2011 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $109,779)	1	(13,726)
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $845,250)	15	(18,957)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $470,015)	7	(24,455)

(Total Aggregate Value of Contracts $1,510,894)		$(59,591)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $95,240)	1	6,667
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $95,870)	1	6,396
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $97,375)	1	1,304

(Total Aggregate Value of Contracts $288,485)		$14,367

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $126,660)	1	5,301

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS SOLD SHORT† (continued)
December 2011 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $97,053)	1	$2,067
December 2011 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $78,257)	1	1,010
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $128,120)	2	229
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $79,041)	2	(3,112)

(Total Aggregate Value of Contracts $509,131)		$5,495

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 0.9%
iShares Barclays Aggregate Bond Fund	1,363	$150,080

Total Exchange Traded Funds (Cost $149,925)		150,080

MUTUAL FUNDS†,1 — 80.0%
Alternatives Funds — 31.1%
RVT — U.S. Long Short Momentum Fund*	162,765	1,855,520
RSF — Long Short Interest Rate Strategy Fund — H Class*	43,200	1,023,414
RVT — Multi-Hedge Strategies Fund*	40,209	890,626
RVT — Managed Futures Strategy Fund*	21,122	446,297
RSF — Event Driven and Distressed Strategies Fund — H Class*	15,933	377,465
RVT — Commodities Strategy Fund*	21,523	251,813
RSF — Long/Short Commodities Strategy Fund — H Class	9,139	225,742
RSF — Long Short Equity Strategy Fund — H Class*	8,583	211,666
RSF — Alternative Strategies Fund — H Class	7,498	176,884

Total Alternatives Funds		5,459,427

Fixed Income Funds — 21.2%
SBL Fund — Series E (U.S. Intermediate Bond Series)	255,353	3,472,795
SBL Fund — Series P (High Yield Series)	9,898	250,409

Total Fixed Income Funds		3,723,204

Domestic Equity Funds — 19.0%
SBL Fund — Series B (Large Cap Value Series)	55,943	1,225,703
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	139,783	1,202,138
SBL Fund — Series V (Mid Cap Value Series)	7,215	348,431
SBL Fund — Series J (Mid Cap Growth Series)	13,458	348,429
SBL Fund — Series Q (Small Cap Value Series)*	3,491	96,497
SBL Fund — Series X (Small Cap Growth Series)	6,043	96,267

Total Domestic Equity Funds		3,317,465

International Equity Funds — 7.1%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	144,296	1,236,619

Specialty Funds — 1.6%
RVT — Real Estate Fund	11,906	281,945

Total Mutual Funds (Cost $13,017,599)		14,018,660

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 17.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$3,091,708	3,091,708

Total Repurchase Agreement (Cost $3,091,708)		3,091,708

Total Investments — 98.5% (Cost $16,259,232)		$17,260,448

Cash & Other Assets, Less Liabilities — 1.5%		258,994

Total Net Assets — 100.0%		$17,519,442

		Unrealized
	Contracts	Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,348,101)	11	$968

FUTURES CONTRACTS PURCHASED†
December 2011 DAX Index Futures Contracts (Aggregate Value of Contracts $181,911)	1	12,737
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $128,775)	3	(3,679)
October 2011 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $109,779)	1	(13,726)
December 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $940,030)	14	(48,966)
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,366,700)	42	(52,105)

(Total Aggregate Value of Contracts $3,727,195)		$(105,739)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $95,240)	1	6,667
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $95,870)	1	6,396

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $97,375)	1	$1,304

(Total Aggregate Value of Contracts $288,485)		$14,367

FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $126,660)	1	6,005
December 2011 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $97,053)	1	2,067
December 2011 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $156,514)	2	2,020
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $192,180)	3	343
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $158,082)	4	(6,223)

(Total Aggregate Value of Contracts $730,489)		$4,212

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life

Alternative Strategies Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 4.5%
PowerShares DB G10 Currency Harvest Fund	9,639	$221,215
iShares Barclays Aggregate Bond Fund	545	60,010

Total Currency Exchange Traded Funds (Cost $252,476)		281,225

MUTUAL FUNDS†,1 — 93.7%
Alternatives Funds — 89.7%
RVT — Multi-Hedge Strategies Fund*	45,756	1,013,504
RSF — Event Driven and Distressed Strategies Fund — H Class*	40,868	968,163
RSF — Long Short Interest Rate Strategy Fund — H Class*	39,193	928,482
RVT — Managed Futures Strategy Fund*	40,287	851,261
RSF — Alternative Strategies Fund — H Class*	24,854	586,300
RSF — Long Short Equity Strategy Fund — H Class*	23,484	579,108
RSF — Long/Short Commodities Strategy Fund — H Class	16,649	411,233
RVT — Commodities Strategy Fund*	24,958	292,007

Total Alternatives Funds		5,630,058

Specialty Funds — 4.0%
RVT — Real Estate Fund	10,685	253,012
Total Mutual Funds (Cost $5,988,376)		5,883,070

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 1.3%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$84,360	84,360

Total Repurchase Agreement (Cost $84,360)		84,360

Total Investments — 99.5% (Cost $6,325,212)		$6,248,655

Cash & Other Assets, Less Liabilities — 0.5%		32,137

Total Net Assets — 100.0%		$6,280,792

		Unrealized
	Contracts	Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $122,555)	1	$(33)

FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $56,350)	1	(114)
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $42,925)	1	(1,226)

(Total Aggregate Value of Contracts $99,275)		$(1,340)

FUTURES CONTRACTS SOLD SHORT†
December 2011 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $78,257)	1	1,010
December 2011 Russell® 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $64,060)	1	114
October 2011 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $39,521)	1	(1,556)
December 2011 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $126,660)	1	(2,789)

(Total Aggregate Value of Contracts $308,498)		$(3,221)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 3.

RSF	Rydex Series Funds

RVT	Rydex Variable Trust

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 99.4%
United States of America — 71.8%
Vanguard Mid-Capital ETF	159,300	$10,375,209
iShares Russell Midcap Index Fund	86,200	7,607,150
iShares Russell 1000 Growth Index Fund	116,100	6,109,182
Energy Select Sector SPDR Fund	103,400	6,058,206
Vanguard Small-Capital ETF	98,600	6,051,082
SPDR S&P 500 ETF Trust	50,900	5,760,353
SPDR S&P MidCap 400 ETF Trust	38,200	5,429,366
Vanguard Large-Capital ETF	95,500	4,932,575
Vanguard Extended Market ETF	95,500	4,402,550
iShares Russell 2000 Index Fund	62,400	4,009,200
Health Care Select Sector SPDR Fund	125,700	3,987,204
iShares Russell Midcap Growth Index Fund	79,600	3,951,344
Vanguard Total Stock Market ETF	67,500	3,893,400
Powershares QQQ Trust Series 1	59,500	3,124,940
iShares S&P 500 Index Fund	19,200	2,182,848
RevenueShares Large Capital ETF	95,500	2,015,050
Consumer Staples Select Sector SPDR Fund	63,600	1,888,920
iShares S&P MidCap 400 Index Fund	23,900	1,863,961
iShares Dow Jones Pharma Index Fund	19,100	1,267,476
iShares High Dividend Equity Fund	23,900	1,193,805
Vanguard Value ETF	25,000	1,176,250
SPDR S&P Biotech ETF	19,100	1,136,641
Technology Select Sector SPDR Fund	47,700	1,124,289
iShares S&P 100 Index Fund	20,700	1,064,601
SPDR S&P Pharmaceuticals ETF	22,200	1,015,428
Vanguard Dividend Appreciation ETF	18,800	916,688
iShares Russell 1000 Value Index Fund	15,400	871,486
iShares Morningstar Large Value Index Fund	15,400	812,504
PowerShares DB Gold Fund	12,700	721,741
PowerShares DB Precious Metals Fund	12,700	717,296
Barclays ETN+Long C S&P 500	6,300	693,189
iShares iBoxx $ High Yield Corporate Bond Fund	6,300	521,199
Financial Select Sector SPDR Fund	30,800	364,364
SPDR Dow Jones Industrial Average ETF Trust	3,200	348,512
United States Commodity Index Fund	4,700	273,305
Vanguard Mega Capital 300 ETF	3,100	120,218

Total United States of America		97,981,532

International — 10.3%
Vanguard MSCI Emerging Markets ETF	167,300	6,004,397
iShares MSCI Emerging Markets Index Fund	135,400	4,748,478
SPDR S&P BRIC 40 ETF	61,700	1,259,914
iShares MSCI BRIC Index Fund	30,800	1,043,196
Vanguard FTSE All-World ex-US ETF	24,600	952,512

Total International		14,008,497

China — 4.8%
SPDR S&P China ETF	79,600	4,442,476
iShares S&P Asia 50 Index Fund	31,100	1,121,466
iShares FTSE China 25 Index Fund	30,800	949,564

Total China		6,513,506

Asian Pacific Region Ex-Japan — 2.7%
iShares MSCI All Country Asia ex-Japan Index Fund	67,200	3,134,208
iShares MSCI Pacific ex-Japan Index Fund	15,800	580,966

Total Asian Pacific Region ex Japan		3,715,174

Asian Pacific Region — 2.2%
SPDR S&P Emerging Asia Pacific ETF	47,600	3,062,584

Latin American Region — 1.8%
iShares S&P Latin America 40 Index Fund	63,700	2,476,656

Germany — 1.4%
iShares MSCI Germany Index Fund	106,300	1,944,227

Equity Funds — 1.3%
iShares Nasdaq Biotechnology Index Fund	19,100	1,782,985

Global — 0.9%
iShares S&P Global 100 Index Fund	22,200	1,190,364

Sweden — 0.9%
iShares MSCI Sweden Index Fund	50,800	1,167,892

Canada — 0.8%
iShares MSCI Canada Index Fund	43,200	1,101,168

Europe — 0.5%
Vanguard MSCI European ETF	17,000	690,710

Total Exchange Traded Funds (Cost $148,925,998)		135,635,295

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
SHORT TERM INVESTMENTS†† — 3.7%
First American Treasury Obligations Fund	$5,054,249	$5,054,249

Total Short Term Investments (Cost $5,054,249)		5,054,249

Total Investments — 103.1% (Cost $153,980,247)		$140,689,544

Liabilities, Less Cash & Other Assets — (3.1)%		(4,222,623)

Total Net Assets — 100.0%		$136,466,921

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.9%
Regional Banks — 45.2%
PNC Financial Services Group, Inc.	1,292	$62,262
BB&T Corp.	2,246	47,907
Fifth Third Bancorp	3,730	37,673
M&T Bank Corp.	520	36,348
SunTrust Banks, Inc.	2,001	35,918
CIT Group, Inc.*	955	29,003
KeyCorp	4,714	27,954
Huntington Bancshares, Inc.	5,012	24,058
First Republic Bank*	940	21,770
Commerce Bancshares, Inc.	614	21,337
Regions Financial Corp.	6,325	21,062
Cullen	452	20,729
Hancock Holding Co.	719	19,255
East West Bancorp, Inc.	1,188	17,713
Signature Bank*	363	17,326
Zions Bancorporation	1,204	16,940
City National Corp.	430	16,237
Bank of Hawaii Corp.	441	16,052
Prosperity Bancshares, Inc.	440	14,379
Associated Banc-Corp.	1,540	14,322
Valley National Bancorp	1,302	13,788
Fulton Financial Corp.	1,795	13,732
First Horizon National Corp.	2,296	13,684
TCF Financial Corp.	1,474	13,502
SVB Financial Group*	360	13,320
UMB Financial Corp.	410	13,153
Webster Financial Corp.	849	12,990
FNB Corp.	1,490	12,769
FirstMerit Corp.	1,101	12,507
Trustmark Corp.	619	11,235
BancorpSouth, Inc.	1,149	10,088
Iberiabank Corp.	205	9,647
Westamerica Bancorporation	251	9,618
Wintrust Financial Corp.	350	9,034
Umpqua Holdings Corp.	992	8,720
Old National Bancorp	916	8,537
Susquehanna Bancshares, Inc.	1,420	7,767
Cathay General Bancorp	663	7,545
Glacier Bancorp, Inc.	790	7,402
PrivateBancorp, Inc. — Class A	780	5,866

Total Regional Banks		733,149

Diversified Banks — 28.9%
Wells Fargo & Co.	3,204	77,281
U.S. Bancorp	2,843	66,924
Credicorp Ltd.	325	29,965
Itau Unibanco Holding S.A. ADR	1,813	28,138
New York Community Bancorp, Inc.	2,298	27,346
Banco Bradesco S.A. ADR	1,792	26,504
HSBC Holdings plc ADR	641	24,384
Bank of Montreal	413	23,066
Toronto-Dominion Bank	324	22,988
Comerica, Inc.	994	22,832
HDFC Bank Ltd. ADR	745	21,717
Royal Bank of Canada	463	21,168
Banco Santander S.A. ADR	2,630	21,145
ICICI Bank Ltd. ADR	599	20,797
Banco Santander Brasil S.A. ADR	2,540	18,593
Barclays plc ADR	1,721	16,831

Total Diversified Banks		469,679

Other Diversified Financial Services — 10.9%
JPMorgan Chase & Co.	2,237	67,378
Citigroup, Inc.	2,220	56,876
Bank of America Corp.	8,535	52,234

Total Other Diversified Financial Services		176,488

Thrifts & Mortgage Finance — 8.3%
People’s United Financial, Inc.	2,280	25,992
Hudson City Bancorp, Inc.	3,489	19,748
First Niagara Financial Group, Inc.	2,042	18,684
Capitol Federal Financial, Inc.	1,402	14,805
Northwest Bancshares, Inc.	1,235	14,709
Washington Federal, Inc.	1,072	13,657
Ocwen Financial Corp.*	960	12,682
Astoria Financial Corp.	1,169	8,990
MGIC Investment Corp.*	2,447	4,576

Total Thrifts & Mortgage Finance		133,843

Asset Management & Custody Banks — 3.5%
Bank of New York Mellon Corp.	3,017	56,086

Diversified Capital Markets — 2.2%
Deutsche Bank AG	505	17,478
UBS AG	1,528	17,465

Total Diversified Capital Markets		34,943

Mortgage REIT’s — 0.9%
CapitalSource, Inc.	2,265	13,907

Total Common Stocks (Cost $1,325,914)		1,618,095

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 1.3%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$20,108	20,108

Total Repurchase Agreement (Cost $20,108)		20,108

Total Investments — 101.2% (Cost $1,346,022)		$1,638,203

Liabilities & Other Assets — (1.2)%		(18,742)

Total Net Assets — 100.0%		$1,619,461

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Basic Materials Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† – 99.7%
Gold – 25.2%
Barrick Gold Corp.	11,190	$522,014
Newmont Mining Corp.	7,229	454,704
Goldcorp, Inc.	9,595	437,916
AngloGold Ashanti Ltd. ADR	7,329	303,127
Kinross Gold Corp.	20,044	296,250
Gold Fields Ltd. ADR	17,115	262,202
Yamana Gold, Inc.	18,572	253,694
Cia de Minas Buenaventura S.A. ADR	6,605	249,273
Randgold Resources Ltd. ADR	2,493	241,123
Agnico-Eagle Mines Ltd.	3,957	235,521
Eldorado Gold Corp.	10,138	173,765
IAMGOLD Corp.	8,682	171,730
Royal Gold, Inc.	2,269	145,352
Allied Nevada Gold Corp.*	3,664	131,208
Harmony Gold Mining Company Ltd. ADR	8,007	93,922

Total Gold		3,971,801

Specialty Chemicals – 11.7%
Ecolab, Inc.	4,858	237,508
LyondellBasell Industries N.V. — Class A	9,210	225,000
Sherwin-Williams Co.	2,680	199,178
Nalco Holding Co.	5,511	192,775
Sigma-Aldrich Corp.	3,073	189,881
International Flavors & Fragrances, Inc.	2,669	150,051
Celanese Corp. — Class A	4,121	134,056
Valspar Corp.	3,851	120,190
Albemarle Corp.	2,755	111,302
WR Grace & Co.*	3,042	101,299
Rockwood Holdings, Inc.*	2,804	94,467
Cytec Industries, Inc.	2,225	78,186

Total Specialty Chemicals		1,833,893

Diversified Metals & Mining – 11.0%
Vale S.A. ADR	13,974	318,607
Freeport-McMoRan Copper & Gold, Inc.	10,152	309,128
Southern Copper Corp.	12,086	302,029
BHP Billiton Ltd. ADR	3,224	214,203
Rio Tinto plc ADR	3,260	143,701
Teck Resources Ltd. — Class B	4,281	124,962
Titanium Metals Corp.	7,634	114,357
Walter Energy, Inc.	1,792	107,538
Molycorp, Inc.*	2,990	98,281

Total Diversified Metals & Mining		1,732,806

Fertilizers & Agricultural Chemicals – 9.9%
Monsanto Co.	6,409	384,796
Mosaic Co.	6,174	302,341
Potash Corporation of Saskatchewan, Inc.	6,417	277,343
CF Industries Holdings, Inc.	1,711	211,120
Agrium, Inc.	2,411	160,717
Scotts Miracle-Gro Co. — Class A	2,675	119,305
Intrepid Potash, Inc.*	3,737	92,939

Total Fertilizers & Agricultural Chemicals		1,548,561

	Shares	Value
COMMON STOCKS† – 99.7% (continued)
Diversified Chemicals – 9.5%
EI du Pont de Nemours & Co.	9,805	$391,906
Dow Chemical Co.	13,643	306,422
PPG Industries, Inc.	3,160	223,286
FMC Corp.	2,170	150,077
Eastman Chemical Co.	1,993	136,580
Ashland, Inc.	2,650	116,971
Huntsman Corp.	8,474	81,944
Solutia, Inc.*	5,645	72,538

Total Diversified Chemicals		1,479,724

Steel – 9.0%
Nucor Corp.	6,740	213,254
Cliffs Natural Resources, Inc.	2,962	151,566
Gerdau S.A. ADR	20,680	147,448
Cia Siderurgica Nacional S.A. ADR	16,347	129,795
Allegheny Technologies, Inc.	3,156	116,740
POSCO ADR	1,506	114,471
ArcelorMittal	6,374	101,410
Reliance Steel & Aluminum Co.	2,964	100,806
United States Steel Corp.	4,329	95,281
Carpenter Technology Corp.	2,110	94,718
Steel Dynamics, Inc.	8,855	87,842
Mechel ADR	7,222	73,592

Total Steel		1,426,923

Industrial Gases – 5.1%
Praxair, Inc.	3,992	373,172
Air Products & Chemicals, Inc.	3,553	271,343
Airgas, Inc.	2,541	162,167

Total Industrial Gases		806,682

Paper Packaging – 3.9%
Temple-Inland, Inc.	4,484	140,663
Bemis Company, Inc.	4,230	123,981
Rock-Tenn Co. — Class A	2,510	122,187
Sealed Air Corp.	6,363	106,262
Packaging Corporation of America	4,536	105,689

Total Paper Packaging		598,782

Precious Metals & Minerals – 3.3%
Silver Wheaton Corp.	7,661	225,616
Pan American Silver Corp.	4,517	120,920
Coeur d’Alene Mines Corp.*	4,584	98,281
Hecla Mining Co.*	14,362	76,980

Total Precious Metals & Minerals		521,797

Metal & Glass Containers – 3.2%
Ball Corp.	4,866	150,943
Crown Holdings, Inc.*	4,775	146,163
Silgan Holdings, Inc.	3,120	114,629
Owens-Illinois, Inc.	6,054	91,536

Total Metal & Glass Containers		503,271

Paper Products – 2.9%
International Paper Co.	9,109	211,784
MeadWestvaco Corp.	5,395	132,501
Domtar Corp.	1,555	106,004

Total Paper Products		450,289

Construction Materials – 2.0%
Vulcan Materials Co.	4,486	123,634
Martin Marietta Materials, Inc.	1,840	116,325
Cemex SAB de CV ADR*	24,006	75,859

Total Construction Materials		315,818

Basic Materials Fund

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† – 99.7% (continued)
Aluminum – 1.2%
Alcoa, Inc.	19,575	$187,333

Forest Products – 1.2%
Weyerhaeuser Co.	11,983	186,336

Commodity Chemicals – 0.6%
Westlake Chemical Corp.	2,680	91,870

Total Common Stocks (Cost $9,152,882)		15,655,886

	Face Amount	Value
REPURCHASE AGREEMENT††,[1] – 0.8%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$119,187	$119,187

Total Repurchase Agreement (Cost $119,187)		119,187

Total Investments – 100.5% (Cost $9,272,069)		$15,775,073

Liabilities, Less Cash & Other Assets – (0.5)%		(74,908)

Total Net Assets – 100.0%		$15,700,165

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5% (continued)
Biotechnology — 99.5% (continued)
Amgen, Inc.	19,649	$1,079,712
Celgene Corp.*	13,396	829,480
Gilead Sciences, Inc.	21,268	825,198
Biogen Idec, Inc.*	7,347	684,373
Alexion Pharmaceuticals, Inc.*	9,301	595,822
Vertex Pharmaceuticals, Inc.*	9,945	442,950
Pharmasset, Inc.*	5,282	435,078
Regeneron Pharmaceuticals, Inc.*	6,104	355,253
BioMarin Pharmaceutical, Inc.	9,590	305,633
Cepheid, Inc.*	6,753	262,219
Cubist Pharmaceuticals, Inc.*	6,334	223,717
Seattle Genetics, Inc.*	11,312	215,607
Onyx Pharmaceuticals, Inc.*	6,383	191,554
United Therapeutics Corp.*	5,042	189,025
Myriad Genetics, Inc.*	9,390	175,969
Human Genome Sciences, Inc.*	13,707	173,942
Incyte Corporation Ltd.*	12,245	171,063
Alkermes plc*	11,031	168,333
Amylin Pharmaceuticals, Inc.*	16,237	149,867
Ariad Pharmaceuticals, Inc.*	16,010	140,728
InterMune, Inc.*	6,326	127,785
PDL BioPharma, Inc.	22,727	126,135
Pharmacyclics, Inc.*	10,100	119,483
Immunogen, Inc.*	10,630	116,505
Amarin Corporation plc ADR*	12,140	111,688
Acorda Therapeutics, Inc.	5,497	109,720
AVEO Pharmaceuticals, Inc.*	6,861	105,591
Theravance, Inc.*	5,240	105,534
Medivation, Inc.*	6,143	104,308
Exelixis, Inc.	16,500	90,090
Momenta Pharmaceuticals, Inc.*	7,760	89,240
Spectrum Pharmaceuticals, Inc.*	11,200	85,456
Dendreon Corp.*	9,388	84,492
Micromet, Inc.*	15,667	75,202
Emergent Biosolutions, Inc.*	4,587	70,777
NPS Pharmaceuticals, Inc.*	10,430	67,899
Isis Pharmaceuticals, Inc.*	9,658	65,481
Achillion Pharmaceuticals, Inc.*	13,571	64,055
Savient Pharmaceuticals, Inc.*	15,207	62,349
Oncothyreon, Inc.*	10,361	61,959
SIGA Technologies, Inc.*	11,340	37,082
Targacept, Inc.*	1,837	27,555
Enzon Pharmaceuticals, Inc.*	3,819	26,886

Total Biotechnology		9,550,795

Total Common Stocks (Cost $5,628,179)		9,550,795

RIGHTS — 0.1%
Sanofi
Expires 12/31/20††	8,211	8,704
Clinical Data, Inc.
Expires 12/31/20†††,1	4,730	—

Total Rights (Cost $10,320)		8,704

	Face
	Amount	Value
REPURCHASE AGREEMENT††,2 — 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$68,027	68,027

Total Repurchase Agreement (Cost $68,027)		68,027

Total Investments — 100.3% (Cost $5,706,526)		$9,627,526

Liabilities & Other Assets — (0.3)%		(28,662)

Total Net Assets — 100.0%		$9,598,864

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

[1]	Illiquid security.

[2]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 0.5%
Financials — 0.5%
Berkshire Hathaway, Inc. — Class B*	4,500	$319,680

Total Common Stocks (Cost $350,750)		319,680

EXCHANGE TRADED FUNDS† — 89.9%
United States of America — 79.0%
iShares Barclays Credit Bond Fund	80,500	8,675,485
iShares iBoxx $ High Yield Corporate Bond Fund	66,300	5,484,999
SPDR S&P 500 ETF Trust	45,300	5,126,601
iShares iBoxx Investment Grade Corporate Bond Fund	43,800	4,920,492
SPDR Barclays Capital High Yield Bond ETF	92,300	3,340,337
Vanguard Total Bond Market ETF	30,200	2,528,948
SPDR S&P MidCap 400 ETF Trust	14,400	2,046,672
Vanguard Total Stock Market ETF	35,400	2,041,872
iShares S&P 500 Index Fund	15,400	1,750,826
Vanguard Mid-Capital ETF	25,000	1,628,250
iShares Diversified Alternatives Trust	30,100	1,468,579
Vanguard Large-Capital ETF	26,100	1,348,065
Vanguard Small-Capital ETF	21,700	1,331,729
Vanguard Extended Market ETF	25,000	1,152,500
iShares Russell Midcap Index Fund	12,300	1,085,475
SPDR Dow Jones Industrial Average ETF Trust	9,100	991,081
Health Care Select Sector SPDR Fund	27,700	878,644
iShares Morningstar Large Value Index Fund	15,700	828,332
iShares High Dividend Equity Fund	16,500	824,175
Powershares QQQ Trust Series 1	15,400	808,808
Vanguard Dividend Appreciation ETF	15,400	750,904
Consumer Staples Select Sector SPDR Fund	24,600	730,620
Energy Select Sector SPDR Fund	12,300	720,657
iShares Russell 1000 Growth Index Fund	12,300	647,226
Vanguard Value ETF	13,700	644,585
Vanguard Intermediate-Term Corporate Bond ETF	7,600	615,296
iShares Barclays Intermediate Credit Bond Fund	4,500	481,050
RevenueShares Large Capital ETF	21,500	453,650
iShares Dow Jones US Pharmaceuticals Index Fund	6,100	404,796
iShares Russell 2000 Index Fund	6,100	391,925
iShares S&P MidCap 400 Index Fund	4,600	358,754
PowerShares DB Gold Fund	5,900	335,297
PowerShares DB Precious Metals Fund	5,900	333,232
iShares S&P 100 Index Fund	6,100	313,723
SPDR S&P Pharmaceuticals ETF	6,100	279,014
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	6,300	208,845
United States Commodity Index Fund	3,100	180,265
PIMCO Enhanced Short Maturity Strategy Fund	1,300	130,546
iShares Barclays 1-3 Year Credit Bond Fund	900	93,582
Vanguard Intermediate-Term Bond ETF	1,000	87,630
PowerShares DB Commodity Index Tracking Fund	3,000	77,190
Vanguard Short-Term Corporate Bond ETF	900	69,867
iShares Barclays 3-7 Year Treasury Bond Fund	300	36,444
iShares Barclays Aggregate Bond Fund	300	33,033
iShares Barclays 7-10 Year Treasury Bond Fund	300	31,521
SPDR Barclays Capital Short Term Corporate Bond ETF	900	27,287
Vanguard Long-Term Corporate Bond ETF	300	25,230
iShares S&P 500 Growth Index Fund	300	18,372
SPDR Barclays Capital Aggregate Bond ETF	300	17,481
iShares 10+ Year Credit Bond Fund	300	17,262
iShares S&P 500 Value Index Fund	300	15,474
SPDR Barclays Capital Long Term Credit Bond ETF	300	11,514

Total United States of America		56,804,142

International — 7.2%
Vanguard MSCI Emerging Markets ETF	66,400	2,383,096
iShares S&P Global 100 Index Fund	16,700	895,454
Vanguard FTSE All-World ex-US ETF	18,200	704,704
iShares MSCI Emerging Markets Index Fund	13,500	473,445
iShares MSCI BRIC Index Fund	6,300	213,381
SPDR S&P BRIC 40 ETF	9,200	187,864
Vanguard Total World Stock Index Fund ETF	4,600	187,312
Vanguard Short-Term Bond ETF	1,500	122,130

Total International		5,167,386

Asian Pacific Region — 1.4%
SPDR S&P Emerging Asia Pacific ETF	12,300	791,382
Vanguard MSCI Pacific ETF	4,600	222,916

Total Asian Pacific Region		1,014,298

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 89.9% (continued)
Asian Pacific Region ex Japan — 0.8%
iShares MSCI All Country Asia ex-Japan Index Fund	12,300	$573,672

Germany — 0.6%
iShares MSCI Germany Index Fund	24,300	444,447

Europe — 0.5%
Vanguard MSCI European ETF	9,200	373,796

Latin American Region — 0.4%
iShares S&P Latin America 40 Index Fund	6,100	237,168

Total Exchange Traded Funds (Cost $66,469,568)		64,614,909

SHORT TERM INVESTMENTS†† — 1.1%
First American Treasury Obligations Fund	792,550	792,550

Total Short Term Investments (Cost $792,550)		792,550

	Face
	Amount	Value
CORPORATE BONDS†† — 8.9%
Financials — 3.1%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	$725,000	819,457
HSBC Finance Corp.
7.00% due 05/15/12	482,000	496,230
Goldman Sachs Group, Inc.
5.95% due 01/15/27	482,000	469,694
Morgan Stanley
5.50% due 09/30/17[3]	400,000	400,643

Total Financials		2,186,024

Materials — 1.9%
Alcoa, Inc.
5.87% due 02/23/22	793,000	783,371
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	416,000	524,883
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	50,000	53,625

Total Materials		1,361,879

Energy — 1.3%
Enogex LLC
6.25% due 03/15/20[1,2]	520,000	590,051
Sunoco, Inc.
4.88% due 10/15/14	376,000	372,942

Total Energy		962,993

Health Care — 0.9%
Agilent Technologies, Inc.
6.50% due 11/01/17	577,000	675,131

Utilities — 0.7%
Westar Energy, Inc.
6.00% due 07/01/14	468,000	516,737

Consumer Staples — 0.5%
Bunge Ltd. Finance Corp.
8.50% due 06/15/19	274,000	341,391

Industrials — 0.5%
Timken Co.
6.00% due 09/15/14	300,000	331,801

Total Corporate Bonds (Cost $5,584,048)		6,375,956

U.S. GOVERNMENT SECURITIES† — 0.5%
U.S. Treasury Notes
0.88% due 02/29/12	100,000	100,324
0.88% due 01/31/12	100,000	100,270
0.75% due 11/30/11	100,000	100,109
1.00% due 10/31/11	100,000	100,074

Total U.S. Government Securities (Cost $400,603)		400,777

Total Investments — 100.9% (Cost $73,597,519)		$72,503,872

Liabilities, Less Cash & Other Assets — (0.9)%		(627,141)

Total Net Assets — 100.0%		$71,876,731

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Security was acquired through a private placement.

[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,934,391 (cost $1,581,705), or 2.7% of total net assets.

[3]	Variable rate security. Rate indicated is rate effective at September 30, 2011.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 23.1%
Federal Home Loan Bank[1]
0.01% due 10/19/11	$1,000,000	$999,998
Freddie Mac[2]
0.04% due 10/06/11	1,000,000	999,994
Fannie Mae[2]
0.02% due 12/21/11	1,000,000	999,956

Total Federal Agency Discount Notes (Cost $2,999,947)		2,999,948

REPURCHASE AGREEMENTS††,3 — 72.2%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	3,023,195	3,023,195
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	2,351,374	2,351,374
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	2,303,667	2,303,667
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,679,553	1,679,553

Total Repurchase Agreements (Cost $9,357,789)		9,357,789

Total Investments — 95.3% (Cost $12,357,736)		$12,357,737

Other Assets, Less Liabilities — 4.7%		615,939

Total Net Assets — 100.0%		$12,973,676

		Unrealized
	Contracts	Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $394,500)	5	$(108)

FUTURES CONTRACTS PURCHASED†
October 2011 Goldman Sachs IDX Futures Contracts (Aggregate Value of Contracts $12,491,813)	85	(1,683,822)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 3.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.6%
Packaged Foods & Meats — 31.3%
Kraft Foods, Inc. — Class A	17,941	$602,459
General Mills, Inc.	10,679	410,821
Kellogg Co.	6,557	348,767
HJ Heinz Co.	6,277	316,863
Mead Johnson Nutrition Co.	4,409	303,471
Green Mountain Coffee Roasters, Inc.*	3,152	292,947
Hershey Co.	4,924	291,698
Campbell Soup Co.	7,890	255,399
ConAgra Foods, Inc.	10,103	244,695
Sara Lee Corp.	13,971	228,426
JM Smucker Co.	3,132	228,292
Hormel Foods Corp.	7,716	208,486
Tyson Foods, Inc. — Class A	11,613	201,602
McCormick & Company, Inc.	4,203	194,010
BRF — Brasil Foods S.A. ADR	10,162	178,140
Unilever N.V.	5,233	164,787
Smithfield Foods, Inc.	7,050	137,475
TreeHouse Foods, Inc.*	2,097	129,678
Flowers Foods, Inc.	6,261	121,839
Diamond Foods, Inc.	1,375	109,711
Dean Foods Co.*	10,081	89,418

Total Packaged Foods & Meats		5,058,984

Household Products — 16.2%
Procter & Gamble Co.	16,739	1,057,570
Colgate-Palmolive Co.	5,998	531,903
Kimberly-Clark Corp.	6,203	440,475
Clorox Co.	3,509	232,752
Church & Dwight Company, Inc.	4,806	212,425
Energizer Holdings, Inc.*	2,450	162,778

Total Household Products		2,637,903

Soft Drinks — 16.0%
Coca-Cola Co.	14,761	997,253
PepsiCo, Inc.	12,179	753,880
Hansen Natural Corp.	2,673	233,326
Dr Pepper Snapple Group, Inc.	5,924	229,733
Coca-Cola Enterprises, Inc.	8,817	219,367
Fomento Economico Mexicano SAB de CV ADR	2,311	149,799

Total Soft Drinks		2,583,358

Tobacco — 13.0%
Philip Morris International, Inc.	12,875	803,143
Altria Group, Inc.	22,463	602,233
Reynolds American, Inc.	9,992	374,500
Lorillard, Inc.	2,908	321,916

Total Tobacco		2,101,792

Food Retail — 5.5%
Whole Foods Market, Inc.	4,246	277,306
Kroger Co.	12,611	276,938
Safeway, Inc.	10,007	166,416
Fresh Market, Inc.*	2,526	96,392
SUPERVALU, Inc.	12,425	82,751

Total Food Retail		899,803

Personal Products — 5.1%
Estee Lauder Companies, Inc. — Class A	3,519	309,109
Herbalife Ltd.	3,664	196,390
Avon Products, Inc.	9,934	194,706
Nu Skin Enterprises, Inc. — Class A	3,228	130,799

Total Personal Products		831,004

Agricultural Products — 4.3%
Archer-Daniels-Midland Co.	11,735	291,145
Bunge Ltd.	3,699	215,615
Corn Products International, Inc. — Class A	2,974	116,700
Darling International, Inc.	6,627	83,434

Total Agricultural Products		706,894

Brewers — 3.6%
Molson Coors Brewing Co. — Class B	5,283	209,260
Cia de Bebidas das Americas ADR	6,617	202,811
Anheuser-Busch InBev N.V. ADR	3,082	163,284

Total Brewers		575,355

Distillers & Vintners — 2.8%
Brown-Forman Corp. — Class B	2,581	181,031
Constellation Brands, Inc. — Class A*	8,173	147,114
Diageo plc ADR	1,802	136,826

Total Distillers & Vintners		464,971

Food Distributors — 1.8%
Sysco Corp.	11,135	288,397

Total Common Stocks (Cost $11,000,041)		16,148,461

WARRANTS† — 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	17	5

Total Warrants (Cost $—)		5

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.2%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$40,167	40,167

Total Repurchase Agreement (Cost $40,167)		40,167

Total Investments — 99.8% (Cost $11,040,208)		$16,188,633

Other Assets, Less Liabilities — 0.2%		26,052

Total Net Assets — 100.0%		$16,214,685

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 58.7%
Industrials — 11.9%
Caterpillar, Inc.	4,570	$337,449
3M Co.	4,570	328,080
United Technologies Corp.	4,572	321,686
Boeing Co.	4,570	276,531
General Electric Co.	4,570	69,647

Total Industrials		1,333,393

Information Technology — 10.6%
International Business Machines Corp.	4,571	800,062
Microsoft Corp.	4,570	113,747
Hewlett-Packard Co.	4,570	102,597
Intel Corp.	4,569	97,457
Cisco Systems, Inc.	4,570	70,789

Total Information Technology		1,184,652

Consumer Staples — 8.8%
Coca-Cola Co.	4,570	308,749
Procter & Gamble Co.	4,572	288,859
Wal-Mart Stores, Inc.	4,570	237,183
Kraft Foods, Inc. — Class A	4,572	153,528

Total Consumer Staples		988,319

Energy — 6.7%
Chevron Corp.	4,570	422,816
Exxon Mobil Corp.	4,570	331,919

Total Energy		754,735

Consumer Discretionary — 6.1%
McDonald’s Corp.	4,572	401,513
Home Depot, Inc.	4,570	150,216
Walt Disney Co.	4,570	137,831

Total Consumer Discretionary		689,560

Financials — 5.3%
Travelers Companies, Inc.	4,570	222,696
American Express Co.	4,570	205,193
JPMorgan Chase & Co.	4,569	137,618
Bank of America Corp.	4,570	27,969

Total Financials		593,476

Health Care — 4.6%
Johnson & Johnson	4,569	291,091
Merck & Company, Inc.	4,570	149,485
Pfizer, Inc.	4,570	80,797

Total Health Care		521,373

Telecommunication Services — 2.7%
Verizon Communications, Inc.	4,576	168,397
AT&T, Inc.	4,570	130,336

Total Telecommunication Services		298,733

Materials — 2.0%
EI du Pont de Nemours & Co.	4,570	182,663
Alcoa, Inc.	4,570	43,735

Total Materials		226,398

Total Common Stocks (Cost $6,418,568)		6,590,639

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 18.2%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$662,710	662,710
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	515,441	515,441
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	504,984	504,984
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	368,172	368,172

Total Repurchase Agreements (Cost $2,051,307)		2,051,307

Total Investments — 76.9% (Cost $8,469,875)		$8,641,946

Other Assets, Less Liabilities — 23.1%		2,591,696

Total Net Assets — 100.0%		$11,233,642

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $6,727,000)	124	$(98,432)

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/24/11 [2] (Notional Value $443,749)	41	$5,827
Goldman Sachs International October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/27/11 [2] (Notional Value $2,056,774)	188	(14,303)
Barclays Bank plc October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [2] (Notional Value $2,091,616)	192	(46,157)
Credit Suisse Capital, LLC October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [2] (Notional Value $4,484,893)	411	(98,835)

(Total Notional Value $9,077,032)		$(153,468)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

DWA Flexible Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 96.2%
Equity Funds — 55.4%
Vanguard Health Care ETF	30,200	$1,712,038
iShares Nasdaq Biotechnology Index Fund	18,150	1,694,302
Vanguard Consumer Staples ETF	21,500	1,638,945
iShares Cohen & Steers Realty Majors Index Fund	24,550	1,506,388
SPDR Dow Jones REIT ETF	26,650	1,505,725
Market Vectors Gold Miners Fund ETF	25,300	1,396,307
Consumer Staples Select Sector SPDR Fund	39,000	1,158,300

Total Equity Funds		10,612,005

Debt Funds — 25.0%
iShares Barclays Aggregate Bond Fund	15,000	1,651,650
iShares Barclays TIPS Bond Fund	14,000	1,600,200
SPDR DB International Government Inflation-Protected Bond ETF	27,000	1,544,670

Total Debt Funds		4,796,520

Commodity Funds — 15.8%
PowerShares DB Gold Fund	27,300	1,551,459
PowerShares DB Precious Metals Fund	26,200	1,479,776

Total Commodity Fund		3,031,235

Total Exchange Traded Funds (Cost $19,901,368)		18,439,760

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 6.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$415,553	415,553
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	323,208	323,208
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	316,651	316,651
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	230,863	230,863

Total Repurchase Agreements (Cost $1,286,275)		1,286,275

Total Investments — 102.9% (Cost $21,187,643)		$19,726,035

Liabilities, Less Cash & Other Assets — (2.9)%		(557,447)

Total Net Assets — 100.0%		$19,168,588

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

REIT	Real Estate Investment Trust

DWA Sector Rotation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 100.2%
Sector Fund-Health Care — 30.2%
PowerShares S&P SmallCap Health Care Portfolio	94,500	$2,609,145
SPDR S&P Biotech ETF*	42,550	2,532,150
PowerShares Dynamic Pharmaceuticals Portfolio	102,750	2,524,568

Total Sector Fund-Health Care		7,665,863

Sector Fund-Utilities — 20.7%
PowerShares Dynamic Utilities Portfolio	172,200	2,646,370
Utilities Select Sector SPDR Fund	77,500	2,607,100

Total Sector Fund-Utilities		5,253,470

Sector Fund-Consumer Staples — 20.4%
PowerShares Dynamic Consumer Staples Sector Portfolio	91,750	2,642,950
iShares S&P Global Consumer Staples Sector Index Fund	41,000	2,537,490

Total Sector Fund-Consumer Staples		5,180,440

Sector Fund-Real Estate — 18.5%
SPDR Dow Jones REIT ETF	41,950	2,370,175
iShares Cohen & Steers Realty Majors Index Fund	38,200	2,343,952

Total Sector Fund-Real Estate		4,714,127

Sector Fund-Food & Beverage — 10.4%
Powershares Dynamic Food & Beverage Portfolio	147,000	2,635,710

Total Exchange Traded Funds (Cost $27,262,861)		25,449,610

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 0.1%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$10,358	10,358
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	8,056	8,056
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	7,892	7,892
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	5,754	5,754

Total Repurchase Agreements (Cost $32,060)		32,060

Total Investments — 100.3% (Cost $27,294,921)		$25,481,670

Liabilities, Less Cash & Other Assets — (0.3)%		(64,132)

Total Net Assets — 100.0%		$25,417,538

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

REIT	Real Estate Investment Trust

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Semiconductors — 79.3%
Intel Corp.	16,412	$350,068
Texas Instruments, Inc.	6,395	170,427
Broadcom Corp. — Class A	4,267	142,048
Marvell Technology Group Ltd.*	6,910	100,402
Analog Devices, Inc.	2,960	92,500
Avago Technologies Ltd.	2,733	89,560
Altera Corp.	2,832	89,293
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,626	87,165
NVIDIA Corp.*	6,862	85,775
Maxim Integrated Products, Inc.	3,592	83,801
Xilinx, Inc.	2,909	79,823
Linear Technology Corp.	2,820	77,973
Microchip Technology, Inc.	2,280	70,931
Netlogic Microsystems, Inc.*	1,410	67,835
Micron Technology, Inc.*	12,455	62,773
ARM Holdings plc ADR	2,150	54,825
Advanced Micro Devices, Inc.*	10,657	54,138
Cree, Inc.	2,032	52,791
Skyworks Solutions, Inc.*	2,924	52,457
ON Semiconductor Corp.*	6,921	49,624
Atmel Corp.*	6,018	48,565
RF Micro Devices, Inc.*	6,980	44,253
Cypress Semiconductor Corp.	2,906	43,503
LSI Corp.*	7,084	36,695
Silicon Laboratories, Inc.*	1,052	35,253
Cirrus Logic, Inc.*	2,164	31,897
Fairchild Semiconductor International, Inc. — Class A*	2,896	31,277
Cavium, Inc.*	1,138	30,737
Semtech Corp.*	1,266	26,713
Freescale Semiconductor Holdings I Ltd.*	2,229	24,586
Rambus, Inc.*	1,751	24,514
TriQuint Semiconductor, Inc. — Class A	4,347	21,822
PMC — Sierra, Inc.*	3,445	20,601
Omnivision Technologies, Inc.*	1,437	20,175
Intersil Corp. — Class A	1,921	19,767
Microsemi Corp.*	1,191	19,032
Trina Solar Ltd. ADR*	3,006	18,277
LDK Solar Company Ltd. ADR*	5,203	16,233
International Rectifier Corp.*	865	16,106

Total Semiconductors		2,444,215

Semiconductor Equipment — 17.3%
Applied Materials, Inc.	10,820	111,987
KLA-Tencor Corp.	2,122	81,230
Lam Research Corp.*	1,766	67,073
ASML Holding N.V. ADR	1,698	58,649
Novellus Systems, Inc.*	1,625	44,298
Teradyne, Inc.*	3,788	41,706
MEMC Electronic Materials, Inc.*	5,900	30,916
Cymer, Inc.*	829	30,822
Veeco Instruments, Inc.*	1,060	25,864
GT Advanced Technologies, Inc.*	2,923	20,519
Kulicke & Soffa Industries, Inc.*	2,738	20,426

Total Semiconductor Equipment		533,490

Electrical Components & Equipment — 1.8%
First Solar, Inc.*	881	55,688

Electronic Equipment & Instruments — 1.1%
FEI Co.*	1,086	32,537

Total Common Stocks (Cost $1,854,374)		3,065,930

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 1.1%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$34,873	34,873

Total Repurchase Agreement (Cost $34,873)		34,873

Total Investments — 100.6% (Cost $1,889,247)		$3,100,803

Liabilities, Less Cash & Other Assets — (0.6)%		(18,629)

Total Net Assets — 100.0%		$3,082,174

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.3%
Oil & Gas Exploration & Production — 32.8%
Anadarko Petroleum Corp.	7,932	$500,113
Apache Corp.	5,426	435,382
Devon Energy Corp.	7,254	402,162
Chesapeake Energy Corp.	14,635	373,924
EOG Resources, Inc.	5,016	356,186
Marathon Oil Corp.	14,624	315,586
Noble Energy, Inc.	4,394	311,095
Range Resources Corp.	5,275	308,377
Southwestern Energy Co.*	8,909	296,937
Equities Corp.	5,072	270,642
Continental Resources, Inc.*	5,097	246,542
Cabot Oil & Gas Corp.	3,913	242,254
Pioneer Natural Resources Co.	3,513	231,050
Concho Resources, Inc.*	3,234	230,067
Canadian Natural Resources Ltd.	6,568	192,245
QEP Resources, Inc.	6,517	176,415
Newfield Exploration Co.*	4,435	176,025
Encana Corp.	9,025	173,370
SM Energy Co.	2,854	173,095
Cimarex Energy Co.	3,051	169,941
Denbury Resources, Inc.*	14,251	163,887
Nexen, Inc.	10,556	163,512
CNOOC Ltd. ADR	997	159,819
Whiting Petroleum Corp.*	4,545	159,439
Brigham Exploration Co.*	6,258	158,077
Ultra Petroleum Corp.*	5,676	157,339
Energen Corp.	3,410	139,435
Plains Exploration & Production Co.	6,104	138,622
Talisman Energy, Inc.	11,090	136,074
EXCO Resources, Inc.	11,743	125,885
Penn West Petroleum Ltd.	8,446	124,747
Oasis Petroleum, Inc.*	5,510	123,038
Bill Barrett Corp.*	3,110	112,706
Berry Petroleum Co. — Class A	3,060	108,263
Rosetta Resources, Inc.*	3,110	106,424
Energy XXI Bermuda Ltd.*	4,700	100,815
Forest Oil Corp.*	6,976	100,454
McMoRan Exploration Co.*	9,420	93,541
Quicksilver Resources, Inc.*	11,021	83,539

Total Oil & Gas Exploration & Production		8,037,024

Integrated Oil & Gas — 28.5%
Exxon Mobil Corp.	24,209	1,758,300
Chevron Corp.	13,652	1,263,083
ConocoPhillips	13,491	854,250
Occidental Petroleum Corp.	8,855	633,133
Petroleo Brasileiro S.A. ADR	18,534	416,088
Hess Corp.	6,731	353,108
BP plc ADR	8,884	320,446
Murphy Oil Corp.	5,296	233,871
Royal Dutch Shell plc ADR	3,626	223,072
Total S.A. ADR	4,937	216,586
Suncor Energy, Inc.	8,262	210,185
Cenovus Energy, Inc.	5,595	171,822
PetroChina Company Ltd. ADR	1,359	163,746
SandRidge Energy, Inc.	19,658	109,299

Total Integrated Oil & Gas		6,926,989

Oil & Gas Equipment & Services — 17.1%
Schlumberger Ltd.	12,162	726,436
Halliburton Co.	12,988	396,394
National Oilwell Varco, Inc.	7,277	372,728
Baker Hughes, Inc.	7,588	350,262
Cameron International Corp.*	6,937	288,163
FMC Technologies, Inc.*	7,280	273,728
Weatherford International Ltd.*	19,927	243,309
Core Laboratories N.V.	2,048	183,972
Oceaneering International, Inc.	4,866	171,964
Dresser-Rand Group, Inc.*	3,679	149,110
Oil States International, Inc.*	2,463	125,416
Tidewater, Inc.	2,980	125,309
Dril-Quip, Inc.*	2,312	124,640
CARBO Ceramics, Inc.	1,168	119,755
Superior Energy Services, Inc.	4,481	117,581
Tenaris S.A. ADR	4,496	114,423
McDermott International, Inc.	10,630	114,379
Complete Production Services, Inc.*	4,680	88,218
Key Energy Services, Inc.*	8,720	82,753

Total Oil & Gas Equipment & Services		4,168,540

Oil & Gas Drilling — 6.4%
Transocean Ltd.	6,352	303,245
Noble Corp.	8,510	249,769
Diamond Offshore Drilling, Inc.	4,310	235,929
Ensco plc ADR	5,495	222,163
Rowan Companies, Inc.*	5,637	170,181
Helmerich & Payne, Inc.	3,850	156,310
Nabors Industries Ltd.*	10,821	132,665
Patterson-UTI Energy, Inc.	6,870	119,126

Total Oil & Gas Drilling		1,589,388

Oil & Gas Storage & Transportation — 5.9%
Spectra Energy Corp.	15,206	373,003
Williams Companies, Inc.	14,137	344,095
El Paso Corp.	19,392	338,972
Southern Union Co.	5,284	214,372
Kinder Morgan, Inc.	6,640	171,910

Total Oil & Gas Storage & Transportation		1,442,352

Oil & Gas Refining & Marketing — 5.0%
Valero Energy Corp.	14,776	262,717
Marathon Petroleum Corp.	9,337	252,659
HollyFrontier Corp.	7,442	195,129
Sunoco, Inc.	5,138	159,329
Tesoro Corp.	7,574	147,466
CVR Energy, Inc.*	5,750	121,555
Western Refining, Inc.*	6,720	83,731

Total Oil & Gas Refining & Marketing		1,222,586

Coal & Consumable Fuels — 3.6%
Peabody Energy Corp.	6,766	229,232
Consol Energy, Inc.	6,688	226,924
Cameco Corp. — Class A	8,526	156,196
Arch Coal, Inc.	8,944	130,404
Alpha Natural Resources, Inc.*	7,220	127,722

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.3% (continued)
Coal & Consumable Fuels — 3.6% (continued)
Patriot Coal Corp.*	6,410	$54,229

Total Coal & Consumable Fuels		924,707

Total Common Stocks (Cost $16,039,503)		24,311,586

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.9%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$219,181	219,181

Total Repurchase Agreement (Cost $219,181)		219,181

Total Investments — 100.2% (Cost $16,258,684)		$24,530,767

Liabilities, Less Cash & Other Assets — (0.2)%		(53,374)

Total Net Assets — 100.0%		$24,477,393

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Oil & Gas Equipment & Services — 71.2%
Schlumberger Ltd.	34,043	$2,033,388
Halliburton Co.	36,424	1,111,661
National Oilwell Varco, Inc.	20,361	1,042,890
Baker Hughes, Inc.	21,245	980,669
Cameron International Corp.*	19,408	806,208
FMC Technologies, Inc.*	20,371	765,950
Weatherford International Ltd.*	55,855	681,990
Core Laboratories N.V.	5,740	515,624
Oceaneering International, Inc.	13,935	492,463
Dresser-Rand Group, Inc.*	10,554	427,754
Dril-Quip, Inc.*	6,662	359,148
Tidewater, Inc.	8,537	358,981
Oil States International, Inc.*	6,927	352,723
CARBO Ceramics, Inc.	3,365	345,014
Superior Energy Services, Inc.	12,554	329,417
McDermott International, Inc.	29,762	320,239
Bristow Group, Inc.	7,403	314,109
RPC, Inc.	18,751	306,016
Helix Energy Solutions Group, Inc.*	22,026	288,541
Lufkin Industries, Inc.	5,107	271,744
Complete Production Services, Inc.*	13,133	247,557
Tenaris S.A. ADR	9,689	246,585
Key Energy Services, Inc.*	24,413	231,679
Hornbeck Offshore Services, Inc.*	8,396	209,144
SEACOR Holdings, Inc.	2,602	208,706
Global Industries Ltd.*	22,795	180,536
Gulfmark Offshore, Inc. — Class A*	4,430	160,986
Exterran Holdings, Inc.*	16,052	156,026
ION Geophysical Corp.*	31,758	150,215
Basic Energy Services, Inc.*	9,543	135,129
Tetra Technologies, Inc.*	16,919	130,615
Newpark Resources, Inc.*	17,335	105,570

Total Oil & Gas Equipment & Services		14,267,277

Oil & Gas Drilling — 28.3%
Transocean Ltd.	17,551	837,885
Noble Corp.	23,826	699,293
Diamond Offshore Drilling, Inc.	12,459	682,006
Ensco plc ADR	14,369	580,939
Rowan Companies, Inc.*	16,135	487,116
Helmerich & Payne, Inc.	11,057	448,914
Nabors Industries Ltd.*	30,284	371,282
Atwood Oceanics, Inc.*	10,626	365,109
Seadrill Ltd.	12,927	355,880
Patterson-UTI Energy, Inc.	19,221	333,292
Unit Corp.*	5,623	207,601
Parker Drilling Co.	37,837	166,104
Hercules Offshore, Inc.*	45,330	132,364

Total Oil & Gas Drilling		5,667,785

Total Common Stocks (Cost $11,921,779)		19,935,062

Total Investments — 99.5% (Cost $11,921,779)		$19,935,062

Cash & Other Assets, Less Liabilities — 0.5%		109,012

Total Net Assets — 100.0%		$20,044,075

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 66.3%
Health Care — 13.0%
Novartis AG ADR	3,666	$204,453
GlaxoSmithKline plc ADR	3,555	146,786
Sanofi ADR	3,357	110,109
AstraZeneca plc ADR	2,466	109,392
Roche Holding AG ADR	1,882	75,694

Total Health Care		646,434

Financials — 12.8%
HSBC Holdings plc ADR	4,637	176,391
Banco Santander S.A. ADR	12,339	99,206
UBS AG	5,979	68,340
Banco Bilbao Vizcaya Argentaria S.A. ADR	7,222	58,715
Deutsche Bank AG	1,506	52,123
Credit Suisse Group AG ADR	1,809	47,468
ING Groep N.V. ADR*	5,965	42,053
Barclays plc ADR	4,069	39,795
Allianz SE ADR	3,777	35,277
Societe Generale S.A. ADR	2,987	15,622

Total Financials		634,990

Consumer Staples — 11.1%
Nestle S.A. ADR	4,088	225,249
British American Tobacco plc ADR	1,493	126,502
Unilever N.V.	2,409	75,859
Diageo plc ADR	977	74,183
Anheuser-Busch InBev N.V. ADR	957	50,702

Total Consumer Staples		552,495

Energy — 10.5%
BP plc ADR	4,552	164,191
Royal Dutch Shell plc ADR	2,360	145,187
Total S.A. ADR	3,126	137,137
ENI SpA ADR	2,099	73,738

Total Energy		520,253

Telecommunication Services — 7.8%
Vodafone Group plc ADR	7,030	180,320
Telefonica S.A. ADR	5,501	105,179
Deutsche Telekom AG ADR	4,825	56,597
France Telecom S.A. ADR	2,614	42,791

Total Telecommunication Services		384,887

Materials — 4.4%
BHP Billiton Ltd. ADR	1,350	89,694
Rio Tinto plc ADR	2,020	89,042
Anglo American plc ADR	2,306	39,386

Total Materials		218,122

Industrials — 3.3%
Siemens AG ADR	1,151	103,348
ABB, Ltd. ADR	3,618	61,796

Total Industrials		165,144

Information Technology — 2.0%
SAP AG ADR	1,450	73,399
Nokia Oyj ADR	4,589	25,974

Total Information Technology		99,373

Consumer Discretionary — 1.4%
Daimler AG	1,602	71,049

Total Common Stocks (Cost $2,920,660)		3,292,747

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 28.8%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$460,909	460,909
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	358,485	358,485
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	351,212	351,212
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	256,061	256,061

Total Repurchase Agreements (Cost $1,426,667)		1,426,667

Total Investments — 95.1% (Cost $4,347,327)		$4,719,414

Cash & Other Assets, Less Liabilities — 4.9%		243,971

Total Net Assets — 100.0%		$4,963,385

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
December 2011 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $1,706,477)	60	$6,886
December 2011 Euro STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $1,204,100)	42	(8,436)

(Total Aggregate Value of Contracts $2,910,577)		$(1,550)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 Euro Futures Contracts (Aggregate Value of Contracts $3,012,975)	18	(53,564)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.3%
Diversified Banks — 16.1%
Wells Fargo & Co.	5,223	$125,979
U.S. Bancorp	3,333	78,459
Credicorp Ltd.	490	45,178
Itau Unibanco Holding S.A. ADR	2,763	42,882
Banco Bradesco S.A. ADR	2,720	40,229
HSBC Holdings plc ADR	973	37,013
Toronto-Dominion Bank	492	34,907
Bank of Montreal	622	34,739
HDFC Bank Ltd. ADR	1,130	32,939
Royal Bank of Canada	708	32,370
Banco Santander S.A. ADR	3,984	32,031
ICICI Bank Ltd. ADR	921	31,977
Banco Santander Brasil S.A. ADR	3,850	28,182
Barclays plc ADR	2,617	25,594
New York Community Bancorp, Inc.	2,018	24,014
Comerica, Inc.	880	20,214

Total Diversified Banks		666,707

Property & Casualty Insurance — 11.1%
Berkshire Hathaway, Inc. — Class B	2,167	153,944
ACE Ltd.	864	52,358
Chubb Corp.	825	49,492
Travelers Companies, Inc.	1,014	49,412
Allstate Corp.	1,589	37,643
Progressive Corp.	2,109	37,456
XL Group plc — Class A	1,442	27,110
Cincinnati Financial Corp.	909	23,934
WR Berkley Corp.	794	23,574

Total Property & Casualty Insurance		454,923

Asset Management & Custody Banks — 8.7%
BlackRock, Inc. — Class A	383	56,688
Bank of New York Mellon Corp.	2,653	49,319
Franklin Resources, Inc.	493	47,150
State Street Corp.	1,274	40,972
T. Rowe Price Group, Inc.	800	38,216
Ameriprise Financial, Inc.	801	31,527
Northern Trust Corp.	883	30,887
Invesco Ltd.	1,709	26,507
Affiliated Managers Group, Inc.*	274	21,386
Legg Mason, Inc.	825	21,211

Total Asset Management & Custody Banks		363,863

Life & Health Insurance — 7.2%
MetLife, Inc.	1,897	53,135
Prudential Financial, Inc.	1,065	49,906
Aflac, Inc.	1,222	42,709
Principal Financial Group, Inc.	1,267	28,723
Unum Group	1,308	27,416
China Life Insurance Company Ltd. ADR	758	26,917
Manulife Financial Corp.	2,348	26,603
Torchmark Corp.	622	21,683
Lincoln National Corp.	1,283	20,053

Total Life & Health Insurance		297,145

Regional Banks — 6.9%
PNC Financial Services Group, Inc.	1,135	54,696
BB&T Corp.	1,975	42,127
Fifth Third Bancorp	3,268	33,007
M&T Bank Corp.	458	32,014
SunTrust Banks, Inc.	1,758	31,556
CIT Group, Inc.*	845	25,663
KeyCorp	4,149	24,604
Huntington Bancshares, Inc.	4,414	21,187
Regions Financial Corp.	5,551	18,485

Total Regional Banks		283,339

Other Diversified Financial Services — 6.5%
JPMorgan Chase & Co.	3,801	114,486
Citigroup, Inc.	3,220	82,496
Bank of America Corp.	11,795	72,185

Total Other Diversified Financial Services		269,167

Specialized REIT’s — 6.0%
Public Storage	465	51,778
HCP, Inc.	1,244	43,615
Ventas, Inc.	870	42,978
Health Care REIT, Inc.	688	32,198
Host Hotels & Resorts, Inc.	2,430	26,584
Plum Creek Timber Company, Inc.	752	26,102
Rayonier, Inc.	630	23,178

Total Specialized REIT’s		246,433

Consumer Finance — 4.7%
American Express Co.	1,820	81,718
Capital One Financial Corp.	1,124	44,544
Discover Financial Services	1,705	39,113
SLM Corp.	2,165	26,954

Total Consumer Finance		192,329

Investment Banking & Brokerage — 4.4%
Goldman Sachs Group, Inc.	757	71,574
Morgan Stanley	3,195	43,132
Charles Schwab Corp.	3,349	37,743
TD Ameritrade Holding Corp.	2,104	30,939

Total Investment Banking & Brokerage		183,388

Retail REIT’s — 4.2%
Simon Property Group, Inc.	598	65,768
General Growth Properties, Inc.	2,871	34,739
Kimco Realty Corp.	1,750	26,302
Federal Realty Investment Trust	319	26,289
Macerich Co.	588	25,066

Total Retail REIT’s		178,164

Residential REIT’s — 3.4%
Equity Residential	825	42,793
AvalonBay Communities, Inc.	304	34,671
UDR, Inc.	1,040	23,026
Essex Property Trust, Inc.	180	21,607
Camden Property Trust	390	21,551

Total Residential REIT’s		143,648

Specialized Finance — 3.2%
CME Group, Inc. — Class A	191	47,062
IntercontinentalExchange, Inc.*	293	34,650
Moody’s Corp.	925	28,166
NYSE Euronext	1,047	24,332

Total Specialized Finance		134,210

Office REIT’s — 2.5%
Boston Properties, Inc.	436	38,848
Digital Realty Trust, Inc.	471	25,980
SL Green Realty Corp.	382	22,213

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
Alexandria Real Estate Equities, Inc.	337	$20,688

Total Office REIT’s		107,729

Insurance Brokers — 2.0%
Marsh & McLennan Companies, Inc.	1,603	42,544
Aon Corp.	973	40,847

Total Insurance Brokers		83,391

Multi-Line Insurance — 2.0%
Loews Corp.	1,189	41,080
Hartford Financial Services Group, Inc.	1,605	25,905
Genworth Financial, Inc. — Class A	2,681	15,389

Total Multi-Line Insurance		82,374

Diversified Capital Markets — 1.9%
Credit Suisse Group AG ADR	1,068	28,024
UBS AG	2,321	26,529
Deutsche Bank AG	755	26,131

Total Diversified Capital Markets		80,684

Mortgage REIT’s — 1.7%
Annaly Capital Management, Inc.	2,701	44,918
American Capital Agency Corp.	920	24,932

Total Mortgage REIT’s		69,850

Multi-line Insurance — 1.6%
American International Group, Inc.*	3,067	67,321

Diversified REIT’s — 1.0%
Vornado Realty Trust	530	39,549

Industrial REIT’s — 0.8%
ProLogis, Inc.	1,353	32,810

Forest Products — 0.7%
Weyerhaeuser Co.	1,891	29,405

Real Estate Operating Companies — 0.6%
Brookfield Office Properties, Inc.	1,931	26,590

Multi-Sector Holdings — 0.6%
Leucadia National Corp.	1,009	22,884

Thrifts & Mortgage Finance — 0.5%
People’s United Financial, Inc.	1,952	22,253

Reinsurance — 0.5%
PartnerRe Ltd.	375	19,601

Real Estate Services — 0.5%
CBRE Group, Inc. — Class A*	1,393	18,750

Total Common Stocks (Cost $3,030,763)		4,116,507

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$24,234	24,234

Total Repurchase Agreement (Cost $24,234)		24,234

Total Investments — 99.9% (Cost $3,054,997)		$4,140,741

Cash & Other Assets, Less Liabilities — 0.1%		3,003

Total Net Assets — 100.0%		$4,143,744

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES† — 39.2%
U.S. Treasury Bond
3.75% due 08/15/41	$11,859,000	$13,863,912

Total U.S. Government Securities (Cost $11,859,004)		13,863,912

FEDERAL AGENCY DISCOUNT NOTES†† — 17.0%
Federal Farm Credit Bank[1]
0.01% due 10/24/11	2,000,000	1,999,987
Federal Home Loan Bank[1]
0.01% due 12/28/11	2,000,000	1,999,904
Farmer Mac[1]
0.03% due 12/27/11	1,000,000	999,953
Freddie Mac[2]
0.01% due 01/25/12	1,000,000	999,937

Total Federal Agency Discount Notes (Cost $5,999,809)		5,999,781

REPURCHASE AGREEMENTS††,3 — 29.1%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	3,324,900	3,324,900
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	2,586,034	2,586,034
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	2,533,566	2,533,566
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,847,167	1,847,167

Total Repurchase Agreements (Cost $10,291,667)		10,291,667

Total Investments — 85.3% (Cost $28,150,480)		$30,155,360

Other Assets, Less Liabilities — 14.7%		5,205,105

Total Net Assets — 100.0%		$35,360,465

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 Ultra Long Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $32,302,375)	203	$1,083,322

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 3.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.2%
Pharmaceuticals — 33.3%
Johnson & Johnson	11,150	$710,366
Pfizer, Inc.	34,821	615,635
Merck & Company, Inc.	16,294	532,977
Abbott Laboratories	9,448	483,171
Bristol-Myers Squibb Co.	13,457	422,281
Eli Lilly & Co.	9,782	361,641
Teva Pharmaceutical Industries Ltd. ADR	7,632	284,063
Allergan, Inc.	3,369	277,538
Novartis AG ADR	3,212	179,133
Perrigo Co.	1,786	173,438
Watson Pharmaceuticals, Inc.*	2,375	162,094
Forest Laboratories, Inc.*	4,767	146,776
GlaxoSmithKline plc ADR	3,365	138,941
AstraZeneca plc ADR	3,009	133,479
Valeant Pharmaceuticals International, Inc.	3,554	131,924
Sanofi ADR	3,962	129,954
Mylan, Inc.*	7,451	126,667
Hospira, Inc.*	3,116	115,292
Elan Corp. plc ADR*	10,780	113,513
Endo Pharmaceuticals Holdings, Inc.	2,985	83,550
Warner Chilcott plc — Class A*	5,689	81,353

Total Pharmaceuticals		5,403,786

Health Care Equipment — 18.7%
Medtronic, Inc.	9,527	316,677
Baxter International, Inc.	5,422	304,391
Covidien plc	5,401	238,184
Stryker Corp.	4,532	213,593
Intuitive Surgical, Inc.	569	207,275
Becton Dickinson and Co.	2,772	203,243
St. Jude Medical, Inc.	4,650	168,283
Zimmer Holdings, Inc.*	3,082	164,887
Boston Scientific Corp.*	25,570	151,119
Edwards Lifesciences Corp.*	1,971	140,493
CR Bard, Inc.	1,538	134,637
Kinetic Concepts, Inc.*	1,850	121,897
CareFusion Corp.*	4,990	119,511
Varian Medical Systems, Inc.*	2,257	117,725
ResMed, Inc.*	3,958	113,951
IDEXX Laboratories, Inc.*	1,507	103,938
Hologic, Inc.	6,340	96,431
Gen-Probe, Inc.*	1,490	85,302
Sirona Dental Systems, Inc.*	1,780	75,490

Total Health Care Equipment		3,077,027

Biotechnology — 13.6%
Amgen, Inc.	7,086	389,376
Celgene Corp.*	4,828	298,950
Gilead Sciences, Inc.	7,677	297,868
Biogen Idec, Inc.*	2,654	247,220
Alexion Pharmaceuticals, Inc.*	3,356	214,985
Vertex Pharmaceuticals, Inc.*	3,591	159,943
Pharmasset, Inc.*	1,900	156,503
Regeneron Pharmaceuticals, Inc.*	2,200	128,040
BioMarin Pharmaceutical, Inc.	3,456	110,143
United Therapeutics Corp.*	1,816	68,082
Human Genome Sciences, Inc.*	4,948	62,790
Amarin Corporation plc ADR*	5,740	52,808
Dendreon Corp.*	3,388	30,492

Total Biotechnology		2,217,200

Managed Health Care — 8.6%
UnitedHealth Group, Inc.	8,104	373,756
WellPoint, Inc.	3,876	253,025
Aetna, Inc.	5,217	189,638
Humana, Inc.	2,549	185,389
CIGNA Corp.	4,079	171,073
Coventry Health Care, Inc.*	3,548	102,218
Healthspring, Inc.*	2,090	76,201
AMERIGROUP Corp.*	1,450	56,565

Total Managed Health Care		1,407,865

Life Sciences Tools & Services — 7.5%
Thermo Fisher Scientific, Inc.*	4,328	219,170
Agilent Technologies, Inc.*	4,630	144,688
Waters Corp.*	1,718	129,692
Life Technologies Corp.*	3,320	127,588
Mettler-Toledo International, Inc.*	770	107,769
Illumina, Inc.*	2,270	92,888
Pharmaceutical Product Development, Inc.	3,601	92,402
QIAGEN N.V.*	6,215	85,953
Covance, Inc.*	1,789	81,310
PerkinElmer, Inc.	3,606	69,271
Bruker Corp.*	5,050	68,327

Total Life Sciences Tools & Services		1,219,058

Health Care Services — 6.8%
Medco Health Solutions, Inc.	4,736	222,071
Express Scripts, Inc.*	5,516	204,478
Quest Diagnostics, Inc.	2,879	142,107
Laboratory Corporation of America Holdings*	1,781	140,788
DaVita, Inc.*	1,840	115,313
Catalyst Health Solutions, Inc.*	1,630	94,035
Mednax, Inc.*	1,435	89,888
Omnicare, Inc.	3,378	85,903

Total Health Care Services		1,094,583

Health Care Distributors — 5.0%
McKesson Corp.	3,044	221,299
Cardinal Health, Inc.	4,883	204,500
AmerisourceBergen Corp.	4,460	166,224
Henry Schein, Inc.*	1,970	122,160
Patterson Companies, Inc.	3,357	96,111

Total Health Care Distributors		810,294

Health Care Technology — 2.4%
Cerner Corp.*	2,856	195,693
SXC Health Solutions Corp.*	1,750	97,475
Allscripts Healthcare Solutions, Inc.*	5,405	97,398

Total Health Care Technology		390,566

Health Care Facilities — 1.8%
HCA Holdings, Inc.*	6,670	134,467
Universal Health Services, Inc. — Class B	2,806	95,404
Tenet Healthcare Corp.*	15,770	65,130

Total Health Care Facilities		295,001

Health Care Supplies — 1.5%
Cooper Companies, Inc.	1,340	106,061
DENTSPLY International, Inc.	3,332	102,259

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
Alere, Inc.*	2,690	$52,859

Total Health Care Supplies		261,179

Total Common Stocks (Cost $12,814,881)		16,176,559

RIGHTS†† — 0.0%
Sanofi Expires 12/31/20	2,122	2,249

Total Rights (Cost $2,720)		2,249

	Face
	Amount	Value
REPURCHASE AGREEMENT††,[1] — 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$116,138	116,138

Total Repurchase Agreement (Cost $116,138)		116,138

Total Investments — 99.9% (Cost $12,933,739)		$16,294,946

Other Assets, Less Liabilities — 0.1%		11,132

Total Net Assets — 100.0%		$16,306,078

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.2%
Internet Software & Services — 45.4%
Google, Inc. — Class A	942	$484,546
eBay, Inc.*	7,547	222,561
Baidu, Inc. ADR*	1,862	199,066
Sina Corp.*	2,297	164,488
Yahoo!, Inc.*	11,172	147,024
LinkedIn Corp. — Class A*	1,166	91,041
VeriSign, Inc.	2,733	78,191
IAC/InterActiveCorp.*	1,869	73,919
Equinix, Inc.*	812	72,130
Rackspace Hosting, Inc.*	2,062	70,397
Akamai Technologies, Inc.*	2,969	59,024
Sohu.com, Inc.*	1,141	54,996
WebMD Health Corp. — Class A*	1,355	40,853
ValueClick, Inc.*	2,552	39,709
Netease.com ADR*	1,014	38,694
RightNow Technologies, Inc.*	1,155	38,173
AOL, Inc.*	2,793	33,516
Youku.com, Inc. ADR	2,030	33,211
LogMeIn, Inc.	960	31,882
VistaPrint N.V.*	1,143	30,895
MercadoLibre, Inc.	555	29,831
Qihoo 360 Technology Co. Ltd. ADR*	1,808	29,543
Ancestry.com, Inc.*	1,256	29,516
OpenTable, Inc.*	638	29,354
Monster Worldwide, Inc.*	3,675	26,386
Renren, Inc. ADR*	5,160	26,316
Earthlink, Inc.	3,770	24,618
Constant Contact, Inc.*	1,346	23,272
Dice Holdings, Inc.*	2,310	18,064
j2 Global Communications, Inc.	670	18,023
Digital River, Inc.*	831	17,227
LivePerson, Inc.*	1,710	17,015
Travelzoo, Inc.*	570	12,534
IntraLinks Holdings, Inc.*	1,230	9,237

Total Internet Software & Services		2,315,252

Communications Equipment — 19.6%
Cisco Systems, Inc.	22,895	354,644
QUALCOMM, Inc.	6,355	309,044
Research In Motion Ltd.*	6,956	141,207
Juniper Networks, Inc.*	4,958	85,575
F5 Networks, Inc.*	1,011	71,832
Ciena Corp.*	2,850	31,920

Total Communications Equipment		994,222

Internet Retail — 15.2%
Amazon.com, Inc.*	1,766	381,862
Priceline.com, Inc.	360	161,806
Expedia, Inc.	3,592	92,494
Netflix, Inc.*	514	58,164
Shutterfly, Inc.*	900	37,062
Blue Nile, Inc.*	667	23,532
E-Commerce China Dangdang, Inc. ADR*	3,624	17,903

Total Internet Retail		772,823

Systems Software — 7.2%
Symantec Corp.*	7,490	122,087
Red Hat, Inc.*	2,447	103,410
BMC Software, Inc.*	2,130	82,133
Check Point Software Technologies Ltd.*	1,140	60,146

Total Systems Software		367,776

Application Software — 3.9%
Intuit, Inc.	2,923	138,667
TIBCO Software, Inc.*	2,820	63,140

Total Application Software		201,807

Movies & Entertainment — 3.8%
Time Warner, Inc.	6,529	195,674

Semiconductors — 3.1%
Broadcom Corp. — Class A	4,719	157,096

Investment Banking & Brokerage — 1.0%
E*Trade Financial Corp.*	5,590	50,925

Total Common Stocks (Cost $3,274,801)		5,055,575

	Face
	Amount	Value
REPURCHASE AGREEMENT††,[1] — 1.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$76,433	76,433

Total Repurchase Agreement (Cost $76,433)		76,433

Total Investments — 100.7% (Cost $3,351,234)		$5,132,008

Liabilities & Other Assets — (0.7)%		(36,477)

Total Net Assets — 100.0%		$5,095,530

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 29.0%
Federal Home Loan Bank[1]
0.01% due 10/19/11	$1,000,000	$999,998
Freddie Mac[2]
0.04% due 10/06/11	1,000,000	999,994
Fannie Mae[2]
0.02% due 12/21/11	1,000,000	999,956

Total Federal Agency Discount Notes (Cost $2,999,947)		2,999,948

REPURCHASE AGREEMENTS††,3 — 72.1%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	2,407,085	2,407,085
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,872,177	1,872,177
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,834,192	1,834,192
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,337,269	1,337,269

Total Repurchase Agreements (Cost $7,450,723)		7,450,723

Total Investments — 101.1% (Cost $10,450,670)		$10,450,671

Liabilities, Less Other Assets — (1.1)%		(109,515)

Total Net Assets — 100.0%		$10,341,156

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $379,750)	7	$16,564

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [4] (Notional Value $8,893,023)	815	$195,977
Goldman Sachs International October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/27/11 [4] (Notional Value $9,300,730)	852	149,633
Barclays Bank plc October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [4] (Notional Value $1,991,056)	182	43,920
Morgan Stanley Capital Services, Inc. October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/24/11 [4] (Notional Value $440,671)	40	(5,820)

(Total Notional Value $20,625,480)		$383,710

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 3.

[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 34.2%
Federal Home Loan Bank[1]
0.01% due 10/19/11	$1,000,000	$999,998
Freddie Mac[2]
0.04% due 10/06/11	1,000,000	999,994
Fannie Mae[2]
0.02% due 12/21/11	1,000,000	999,956

Total Federal Agency Discount Notes (Cost $2,999,947)		2,999,948

REPURCHASE AGREEMENTS††,3 — 147.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	1,937,603	1,937,603
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,507,025	1,507,025
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,476,449	1,476,449
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,076,446	1,076,446
Individual Repurchase Agreement
Barclays Capital issued 09/30/11 at (0.25)% due 10/03/11 (Secured by a U.S. Treasury Bond, at a rate 3.75% and maturing 08/15/41 as a collateral, with a value of $7,088,431) to be repurchased at $6,950,237	6,950,382	6,950,382

Total Repurchase Agreements (Cost $12,947,905)		12,947,905

Total Long Investments — 181.8% (Cost $15,947,852)		$15,947,853

U.S. Government Securities Sold Short† — (76.5)%
U.S. Treasury Bond
3.75% due 08/15/41	5,738,000	(6,708,081)

Total U.S. Government Securities Sold Short (Proceeds $6,298,010)		(6,708,081)

Total Securities Sold Short — (76.5)% (Proceeds $6,298,010)		$(6,708,081)

Liabilities, Less Cash & Other Assets — (5.3)%		(465,838)

Total Net Assets — 100.0%		$8,773,934

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2011 Ultra Long Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $2,386,875)	15	$(140,098)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 3.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 8.9%
Federal Farm Credit Bank[1]
0.01% due 10/24/11	$200,000	$199,999

Total Federal Agency Discount Notes (Cost $199,999)		199,999

REPURCHASE AGREEMENTS††,2 — 59.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	431,030	431,030
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	335,245	335,245
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	328,444	328,444
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	239,461	239,461

Total Repurchase Agreements (Cost $1,334,180)		1,334,180

Total Investments — 68.3% (Cost $1,534,179)		$1,534,179

Other Assets, Less Liabilities — 31.7%		712,401

Total Net Assets — 100.0%		$2,246,580

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,089,760)	14	$50,455

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11 [3] (Notional Value $755,869)	968	22,149
Goldman Sachs International October 2011 S&P MidCap 400 Index Swap, Terminating 10/27/11 [3] (Notional Value $185,628)	238	6,218
Morgan Stanley Capital Services, Inc. October 2011 S&P MidCap 400 Index Swap, Terminating 10/24/11 [3] (Notional Value $140,695)	180	2,297
Barclays Bank plc October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11 [3] (Notional Value $12,040)	15	353

(Total Notional Value $1,094,232)		$31,017

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 3.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 18.6%
Federal Farm Credit Bank[1]
0.01% due 10/24/11	$1,800,000	$1,799,989

Total Federal Agency Discount Notes (Cost $1,799,989)		1,799,989

REPURCHASE AGREEMENTS††,2 — 71.1%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$2,219,459	2,219,459
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,726,246	1,726,246
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,691,223	1,691,223
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,233,033	1,233,033

Total Repurchase Agreements (Cost $6,869,961)		6,869,961

Total Investments — 89.7% (Cost $8,669,950)		$8,669,950

Cash & Other Assets, Less Liabilities — 10.3%		997,571

Total Net Assets — 100.0%		$9,667,521

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $5,420,995)	127	$248,073

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2011 NASDAQ-100 Index Swap, Terminating 10/27/11 [3] (Notional Value $2,789,760)	1,304	97,403
Credit Suisse Capital, LLC October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [3] (Notional Value $893,655)	418	18,961
Morgan Stanley Capital Services, Inc. October 2011 NASDAQ-100 Index Swap, Terminating 10/26/11 [3] (Notional Value $306,825)	143	9,703
Barclays Bank plc October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [3] (Notional Value $316,331)	148	8,654

(Total Notional Value $4,306,571)		$134,721

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 3.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 6.8%
Freddie Mac[1]
0.04% due 10/06/11	$700,000	$699,996

Total Federal Agency Discount Notes (Cost $699,996)		699,996

REPURCHASE AGREEMENTS††,2 — 74.0%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	2,459,022	2,459,022
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,912,573	1,912,573
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,873,769	1,873,769
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,366,123	1,366,123

Total Repurchase Agreements (Cost $7,611,487)		7,611,487

Total Investments — 80.8% (Cost $8,311,483)		$8,311,483

Other Assets, Less Liabilities — 19.2%		1,973,358

Total Net Assets — 100.0%		$10,284,841

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $5,765,400)	90	$228,103

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [3] (Notional Value $1,976,241)	3,068	51,291
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11 [3] (Notional Value $1,780,129)	2,764	24,155
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [3] (Notional Value $385,298)	598	11,148
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11 [3] (Notional Value $390,330)	606	4,705

(Total Notional Value $4,531,998)		$91,299

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 3.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500 Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 13.2%
Freddie Mac[1]
0.04% due 10/06/11	$2,000,000	$1,999,989
Federal Home Loan Bank[2]
0.01% due 10/19/11	1,000,000	999,998
Federal Farm Credit Bank[2]
0.01% due 11/28/11	1,000,000	999,984
Fannie Mae[1]
0.02% due 12/21/11	1,000,000	999,956

Total Federal Agency Discount Notes (Cost $4,999,926)		4,999,927

REPURCHASE AGREEMENTS††,3 - 78.1%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	9,543,004	9,543,004
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	7,422,336	7,422,336
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	7,271,745	7,271,745
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	5,301,669	5,301,669

Total Repurchase Agreements (Cost $29,538,754)		29,538,754

Total Investments — 91.3% (Cost $34,538,680)		$34,538,681

Other Assets, Less Liabilities — 8.7%		3,279,069

Total Net Assets — 100.0%		$37,817,750

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $12,340,650)	219	$315,682

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11 [4] (Notional Value $16,772,195)	14,824	429,372
Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11 [4] (Notional Value $5,465,946)	4,831	100,274
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11 [4] (Notional Value $2,544,634)	2,249	65,197
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11 [4] (Notional Value $729,600)	645	3,010

(Total Notional Value $25,512,375)		$597,853

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 3.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 80.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$596,958	$596,958
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	464,300	464,300
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	454,880	454,880
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	331,643	331,643

Total Repurchase Agreements (Cost $1,847,781)		1,847,781

Total Investments — 80.6% (Cost $1,847,781)		$1,847,781

Other Assets, Less Liabilities — 19.4%		445,458

Total Net Assets — 100.0%		$2,293,239

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 Japanese Yen Futures Contracts (Aggregate Value of Contracts $4,541,950)	28	$(18,720)

FUTURES CONTRACTS PURCHASED†
December 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $4,592,975)	107	(75,903)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.4%
Restaurants — 20.6%
McDonald’s Corp.	2,883	$253,185
Starbucks Corp.	3,600	134,244
Yum! Brands, Inc.	2,389	117,993
Chipotle Mexican Grill, Inc.*	258	78,161
Darden Restaurants, Inc.	1,338	57,199
Panera Bread Co. — Class A*	400	41,576
Domino’s Pizza, Inc.*	1,276	34,771
Wendy’s Co.	7,377	33,860
Brinker International, Inc.	1,495	31,275
Cheesecake Factory, Inc.*	1,093	26,942
Buffalo Wild Wings, Inc.*	442	26,432
BJ’s Restaurants, Inc.*	595	26,245
Jack in the Box, Inc.	1,210	24,103
Cracker Barrel Old Country Store, Inc.	572	22,926
Texas Roadhouse, Inc. — Class A	1,694	22,395

Total Restaurants		931,307

Movies & Entertainment — 17.5%
Walt Disney Co.	5,740	173,118
News Corp. — Class A	10,868	168,128
Time Warner, Inc.	4,494	134,685
Viacom, Inc. — Class B	2,810	108,859
Liberty Media Corp. — Liberty Capital — Class A*	823	54,417
Cinemark Holdings, Inc.	1,985	37,477
Regal Entertainment Group — Class A	3,022	35,478
DreamWorks Animation SKG, Inc. — Class A*	1,680	30,542
Live Nation Entertainment, Inc.*	3,286	26,321
Imax Corp.*	1,573	22,777

Total Movies & Entertainment		791,802

Cable & Satellite — 16.9%
Comcast Corp. — Class A	8,624	180,242
DIRECTV — Class A*	3,138	132,581
Time Warner Cable, Inc. — Class A	1,717	107,604
DISH Network Corp. — Class A*	3,110	77,937
Liberty Global, Inc. — Class A*	1,934	69,972
Virgin Media, Inc.	2,763	67,279
Charter Communications, Inc. — Class A*	1,188	55,646
Cablevision Systems Corp. — Class A	2,716	42,723
AMC Networks, Inc. — Class A*	1,154	36,870

Total Cable & Satellite		770,854

Hotels, Resorts & Cruise Lines — 9.7%
Carnival Corp.	3,921	118,806
Marriott International, Inc. — Class A	2,594	70,661
Starwood Hotels & Resorts Worldwide, Inc.	1,544	59,938
Wyndham Worldwide Corp.	1,840	52,458
Ctrip.com International Ltd. ADR*	1,449	46,600
Royal Caribbean Cruises Ltd.	2,023	43,778
Hyatt Hotels Corp. — Class A*	795	24,939
Gaylord Entertainment Co.	1,036	20,036

Total Hotels, Resorts & Cruise Lines		437,216

Casinos & Gaming — 9.5%
Las Vegas Sands Corp.*	3,369	129,167
Wynn Resorts Ltd.	739	85,044
International Game Technology	3,459	50,259
MGM Resorts International*	4,954	46,023
Penn National Gaming, Inc.	1,157	38,517
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	4,193	34,844
Bally Technologies, Inc.*	950	25,631
WMS Industries, Inc.*	1,165	20,492

Total Casinos & Gaming		429,977

Broadcasting — 7.0%
Discovery Communications, Inc. — Class A*	2,580	97,060
CBS Corp. — Class B	4,044	82,417
Scripps Networks Interactive, Inc. — Class A	1,562	58,060
Liberty Media Corp. — Liberty Starz — Class A*	698	44,365
Grupo Televisa SAB ADR	2,057	37,828

Total Broadcasting		319,730

Publishing — 6.1%
McGraw-Hill Companies, Inc.	2,230	91,430
Thomson Reuters Corp.	2,193	59,299
Washington Post Co. — Class B	117	38,255
Gannett Company, Inc.	3,482	33,183
Meredith Corp.	1,005	22,753
Valassis Communications, Inc.*	1,063	19,921
New York Times Co. — Class A*	3,422	19,882

Total Publishing		284,723

Home Entertainment Software — 4.3%
Activision Blizzard, Inc.	8,124	96,676
Electronic Arts, Inc.*	3,046	62,291
Take-Two Interactive Software, Inc.*	1,986	25,262
RealD, Inc.*	1,321	12,351

Total Home Entertainment Software		196,580

Leisure Products — 4.4%
Mattel, Inc.	2,959	76,609
Hasbro, Inc.	1,474	48,067
Polaris Industries, Inc.	913	45,623
Brunswick Corp.	1,777	24,949

Total Leisure Products		195,248

Leisure Facilities — 1.9%
Life Time Fitness, Inc.*	861	31,728
Vail Resorts, Inc.	745	28,154
Six Flags Entertainment Corp.	1,003	27,803

Total Leisure Facilities		87,685

Motorcycle Manufacturers — 1.5%
Harley-Davidson, Inc.	1,952	67,012

Total Common Stocks (Cost $3,005,358)		4,512,134

WARRANTS — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12†	311	90

Total Warrants (Cost $—)		90

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$26,951	26,951

Total Repurchase Agreement (Cost $26,951)		26,951

Total Investments — 100.0% (Cost $3,032,309)		$4,539,175

Liabilities & Other Assets — 0.0%		(1,018)

Total Net Assets — 100.0%		$4,538,158

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 26.7%
Freddie Mac[1]
0.04% due 10/06/11	$2,000,000	$1,999,989
Federal Home Loan Bank[2]
0.01% due 10/19/11	1,000,000	999,998
Fannie Mae[1]
0.02% due 12/21/11	1,000,000	999,955

Total Federal Agency Discount Notes (Cost $3,999,941)		3,999,942

REPURCHASE AGREEMENTS††,3 — 68.9%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	3,334,302	3,334,302
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	2,593,346	2,593,346
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	2,540,730	2,540,730
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,852,390	1,852,390

Total Repurchase Agreements (Cost $10,320,768)		10,320,768

Total Investments — 95.6% (Cost $14,320,709)		$14,320,710

Cash & Other Assets, Less Liabilities — 4.4%		662,470

Total Net Assets — 100.0%		$14,983,180

		Unrealized
	Contracts	Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $1,430,000)	10	$66,782
December 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,432,750)	11	13,390

(Total Aggregate Value of Contracts $2,862,750)		$80,172

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $98,240)	2	468

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,270,975)	14	(9,360)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2011 Copper Futures Contracts (Aggregate Value of Contracts $857,587)	11	237,077
March 2012 Soybean Futures Contracts (Aggregate Value of Contracts $836,850)	14	55,396
December 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $199,960)	4	44,589
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $740,625)	25	40,918
December 2011 Cocoa Futures Contracts (Aggregate Value of Contracts $182,350)	7	20,058
December 2011 Wheat Futures Contracts (Aggregate Value of Contracts $333,850)	11	15,900
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $297,200)	2	14,358
December 2011 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $257,569)	3	5,403
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $650,000)	4	(707)
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $171,360)	6	(4,852)

(Total Aggregate Value of Contracts $4,527,351)		$428,140

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Euro Futures Contracts (Aggregate Value of Contracts $2,343,425)	14	14,887
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $190,480)	2	13,449
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $383,480)	4	3,230
December 2011 Swiss Franc Futures Contracts (Aggregate Value of Contracts $414,375)	3	541

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $1,071,125)	11	(12,724)

(Total Aggregate Value of Contracts $4,402,885)		$19,383

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 3.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 79.4%
Financials — 15.4%
Macerich Co.	630	$26,857
New York Community Bancorp, Inc.	2,098	24,966
Federal Realty Investment Trust	298	24,558
SL Green Realty Corp.	410	23,842
UDR, Inc.	1,046	23,158
Rayonier, Inc.	588	21,633
Everest Re Group Ltd.	257	20,401
Realty Income Corp.	610	19,666
Essex Property Trust, Inc.	160	19,206
Affiliated Managers Group, Inc.*	246	19,200
Camden Property Trust	340	18,788
Alexandria Real Estate Equities, Inc.	300	18,417
MSCI, Inc. — Class A*	580	17,591
Liberty Property Trust	558	16,243
WR Berkley Corp.	547	16,240
Fidelity National Financial, Inc. — Class A	1,067	16,197
Reinsurance Group of America, Inc. — Class A	350	16,083
Senior Housing Properties Trust	730	15,724
BRE Properties, Inc.	360	15,242
Regency Centers Corp.	430	15,192
Transatlantic Holdings, Inc.	297	14,410
HCC Insurance Holdings, Inc.	530	14,337
Arthur J Gallagher & Co.	540	14,202
Taubman Centers, Inc.	280	14,087
Cullen	290	13,299
First Niagara Financial Group, Inc.	1,418	12,975
Commerce Bancshares, Inc.	369	12,823
Raymond James Financial, Inc.	490	12,720
Duke Realty Corp.	1,210	12,705
Hospitality Properties Trust	596	12,653
Eaton Vance Corp.	566	12,605
Home Properties, Inc.	220	12,487
American Campus Communities, Inc.	330	12,279
Weingarten Realty Investors	580	12,279
American Financial Group, Inc.	380	11,807
Mack-Cali Realty Corp.	417	11,155
SEI Investments Co.	720	11,074
Hancock Holding Co.	410	10,980
Old Republic International Corp.	1,220	10,882
Jones Lang LaSalle, Inc.	210	10,880
East West Bancorp, Inc.	710	10,586
Waddell & Reed Financial, Inc. — Class A	410	10,254
Brown & Brown, Inc.	558	9,932
Highwoods Properties, Inc.	350	9,891
Jefferies Group, Inc.	710	8,811
Valley National Bancorp	810	8,578
Bank of Hawaii Corp.	230	8,372
City National Corp.	220	8,307
Hanover Insurance Group, Inc.	220	7,810
Omega Healthcare Investors, Inc.	490	7,806
Aspen Insurance Holdings Ltd.	338	7,788
SVB Financial Group*	210	7,770
Associated Banc-Corp.	830	7,719
Corporate Office Properties Trust	340	7,405
Fulton Financial Corp.	960	7,344
Prosperity Bancshares, Inc.	220	7,190
Apollo Investment Corp.	940	7,069
TCF Financial Corp.	760	6,962
Washington Federal, Inc.	531	6,765
Mercury General Corp.	170	6,520
First American Financial Corp.	507	6,490
Protective Life Corp.	406	6,346
Potlatch Corp.	197	6,209
FirstMerit Corp.	526	5,975
StanCorp Financial Group, Inc.	209	5,762
Kemper Corp.	240	5,750
Trustmark Corp.	310	5,627
Westamerica Bancorporation	140	5,365
Webster Financial Corp.	350	5,355
Equity One, Inc.	283	4,488
Cathay General Bancorp	376	4,279
Synovus Financial Corp.	3,790	4,055
Greenhill & Company, Inc.	140	4,003
International Bancshares Corp.	260	3,419
Astoria Financial Corp.	400	3,076
BancorpSouth, Inc.	347	3,047
Cousins Properties, Inc.	499	2,919

Total Financials		884,887

Information Technology — 12.6%
Rovi Corp.*	536	23,037
Lam Research Corp.*	598	22,712
Alliance Data Systems Corp.*	240	22,248
Varian Semiconductor Equipment Associates, Inc.	360	22,014
ANSYS, Inc.*	440	21,578
Informatica Corp. — Class A	510	20,884
Equinix, Inc.*	230	20,431
Trimble Navigation Ltd.*	590	19,794
Factset Research Systems, Inc.	215	19,129
Avnet, Inc.*	730	19,038
Atmel Corp.*	2,230	17,996
TIBCO Software, Inc.*	780	17,464
VeriFone Systems, Inc.*	498	17,440
Solera Holdings, Inc.	338	17,069
MICROS Systems, Inc.*	387	16,993
Synopsys, Inc.*	687	16,735
Rackspace Hosting, Inc.*	490	16,729
Gartner, Inc.*	460	16,040
Skyworks Solutions, Inc.*	890	15,967
Polycom, Inc.*	848	15,578
Arrow Electronics, Inc.	554	15,390
Global Payments, Inc.	380	15,348
Riverbed Technology, Inc.	740	14,770
Cree, Inc.	558	14,497
NCR Corp.*	752	12,701
Cypress Semiconductor Corp.	820	12,275
Ingram Micro, Inc. — Class A*	753	12,146
Cadence Design Systems, Inc.*	1,290	11,920
Jack Henry & Associates, Inc.	410	11,882
Broadridge Financial Solutions, Inc.	587	11,822
National Instruments Corp.	440	10,058

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 79.4% (continued)
Information Technology — 12.6% (continued)
NeuStar, Inc. — Class A*	350	$8,799
Tech Data Corp.*	203	8,776
Parametric Technology Corp.*	567	8,720
RF Micro Devices, Inc.*	1,327	8,413
Diebold, Inc.	305	8,391
Concur Technologies, Inc.*	218	8,114
ADTRAN, Inc.	306	8,097
Zebra Technologies Corp. — Class A*	254	7,859
DST Systems, Inc.	174	7,626
Silicon Laboratories, Inc.*	207	6,937
Fairchild Semiconductor International, Inc. — Class A*	607	6,556
Semtech Corp.*	310	6,541
QLogic Corp.*	500	6,340
International Rectifier Corp.*	340	6,331
Vishay Intertechnology, Inc.*	752	6,287
Intersil Corp. — Class A	608	6,256
Plantronics, Inc.	219	6,230
ValueClick, Inc.*	400	6,224
AOL, Inc.*	515	6,180
Itron, Inc.*	190	5,605
Lender Processing Services, Inc.	404	5,531
CoreLogic, Inc.*	512	5,463
Convergys Corp.*	579	5,431
Ciena Corp.*	460	5,152
ACI Worldwide, Inc.*	160	4,406
Quest Software, Inc.*	277	4,399
Mentor Graphics Corp.*	448	4,310
Acxiom Corp.*	390	4,150
Digital River, Inc.*	190	3,939
Fair Isaac Corp.	180	3,929
Integrated Device Technology, Inc.*	698	3,595
Mantech International Corp. — Class A	110	3,452
Advent Software, Inc.*	160	3,336

Total Information Technology		723,060

Industrials — 11.4%
Kansas City Southern*	529	26,429
AMETEK, Inc.	770	25,387
Donaldson Company, Inc.	360	19,728
Waste Connections, Inc.	545	18,432
KBR, Inc.	720	17,014
BE Aerospace, Inc.	496	16,423
AGCO Corp.*	460	15,902
J.B. Hunt Transport Services, Inc.	440	15,893
Gardner Denver, Inc.	247	15,697
Pentair, Inc.	470	15,045
Towers Watson & Co. — Class A	250	14,945
Kirby Corp.*	270	14,213
Hubbell, Inc. — Class B	284	14,069
Timken Co.	400	13,128
Manpower, Inc.	390	13,112
Kennametal, Inc.	389	12,736
MSC Industrial Direct Co. — Class A	220	12,421
IDEX Corp.	398	12,402
Wabtec Corp.	227	12,001
Clean Harbors, Inc.*	230	11,799
Corrections Corporation of America*	516	11,708
Lincoln Electric Holdings, Inc.	400	11,604
URS Corp. ADR*	380	11,271
Nordson Corp.	283	11,246
SPX Corp.	240	10,874
Copart, Inc.*	267	10,445
AECOM Technology Corp.	576	10,178
Alaska Air Group, Inc.*	177	9,963
Thomas & Betts Corp.*	248	9,898
Graco, Inc.	289	9,866
Carlisle Companies, Inc.	290	9,245
Regal-Beloit Corp.	200	9,076
Landstar System, Inc.	224	8,861
Alliant Techsystems, Inc.	160	8,722
Triumph Group, Inc.	178	8,676
Valmont Industries, Inc.	110	8,573
Crane Co. — Class A	230	8,209
Trinity Industries, Inc.	380	8,136
Woodward, Inc.	290	7,946
Esterline Technologies Corp.*	150	7,776
Shaw Group, Inc.*	350	7,609
Acuity Brands, Inc.	210	7,568
Harsco Corp.	386	7,484
Alexander & Baldwin, Inc.	200	7,306
FTI Consulting, Inc.	194	7,141
Watsco, Inc.	139	7,103
Oshkosh Corp.*	438	6,894
GATX Corp.	219	6,787
Lennox International, Inc.	250	6,445
UTI Worldwide, Inc.	490	6,390
Con-way, Inc.	270	5,975
Rollins, Inc.	310	5,800
General Cable Corp.*	246	5,744
Huntington Ingalls Industries, Inc.	230	5,596
Terex Corp.*	528	5,417
Brink’s Co.	220	5,128
Corporate Executive Board Co.	170	5,066
United Rentals, Inc.*	298	5,018
Herman Miller, Inc.	280	5,001
Deluxe Corp.	240	4,464
Werner Enterprises, Inc.	208	4,333
Mine Safety Appliances Co.	150	4,044
JetBlue Airways Corp.*	980	4,018
HNI Corp.	210	4,017
Granite Construction, Inc.	170	3,191
Korn*	230	2,804

Total Industrials		655,392

Consumer Discretionary — 11.1%
Dollar Tree, Inc.*	589	44,240
BorgWarner, Inc.	528	31,960
PetSmart, Inc.	543	23,159
Tractor Supply Co.	340	21,267
Advance Auto Parts, Inc.	352	20,451
Fossil, Inc.*	250	20,265
PVH Corp.	320	18,637
Deckers Outdoor Corp.*	189	17,626
LKQ Corp.*	699	16,888
Gentex Corp.	690	16,594

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 79.4% (continued)
Consumer Discretionary — 11.1% (continued)
Polaris Industries, Inc.	329	$16,440
NVR, Inc.*	27	16,307
Williams-Sonoma, Inc.	503	15,487
Panera Bread Co. — Class A*	149	15,487
Tupperware Brands Corp.	288	15,477
Dick’s Sporting Goods, Inc.*	460	15,392
Foot Locker, Inc.	731	14,686
Under Armour, Inc. — Class A*	180	11,954
Hanesbrands, Inc.	470	11,755
Mohawk Industries, Inc.*	270	11,586
American Eagle Outfitters, Inc.	937	10,982
Service Corporation International	1,134	10,387
John Wiley & Sons, Inc. — Class A	230	10,217
Toll Brothers, Inc.*	700	10,101
Aaron’s, Inc.	380	9,595
Chico’s FAS, Inc.	825	9,430
Warnaco Group, Inc.*	201	9,264
Guess?, Inc.	320	9,117
Ascena Retail Group, Inc.*	327	8,852
Sotheby’s	320	8,822
AMC Networks, Inc. — Class A*	270	8,626
Brinker International, Inc.	396	8,284
Rent-A-Center, Inc.	293	8,043
Life Time Fitness, Inc.*	198	7,296
Saks, Inc.*	766	6,702
Wendy’s Co.	1,448	6,646
Cheesecake Factory, Inc.*	267	6,582
DreamWorks Animation SKG, Inc. — Class A*	339	6,163
ITT Educational Services, Inc.*	99	5,700
Bally Technologies, Inc.*	210	5,666
ANN, Inc.*	246	5,619
RadioShack Corp.	480	5,578
Lamar Advertising Co. — Class A*	280	4,768
Thor Industries, Inc.	210	4,651
WMS Industries, Inc.*	264	4,644
Strayer Education, Inc.	59	4,524
Valassis Communications, Inc.*	230	4,310
Matthews International Corp. — Class A	140	4,306
Bob Evans Farms, Inc.	149	4,249
99 Cents Only Stores*	230	4,237
Aeropostale, Inc.*	386	4,173
Meredith Corp.	180	4,075
Regis Corp.	280	3,945
Career Education Corp.*	286	3,732
Collective Brands, Inc.*	287	3,720
American Greetings Corp. — Class A	190	3,515
New York Times Co. — Class A*	580	3,370
Scholastic Corp.	120	3,364
International Speedway Corp. — Class A	140	3,198
MDC Holdings, Inc.	184	3,117
Office Depot, Inc.*	1,345	2,771
Barnes & Noble, Inc.	200	2,366
Ryland Group, Inc.	208	2,215
KB Home	350	2,051
Scientific Games Corp. — Class A*	275	1,958
Eastman Kodak Co.*	1,290	1,006

Total Consumer Discretionary		637,595

Health Care — 9.3%
Vertex Pharmaceuticals, Inc.*	1,000	44,540
Perrigo Co.	440	42,728
Henry Schein, Inc.*	440	27,284
Mettler-Toledo International, Inc.*	157	21,974
ResMed, Inc.*	724	20,844
Kinetic Concepts, Inc.*	300	19,767
Hologic, Inc.	1,260	19,165
IDEXX Laboratories, Inc.*	269	18,553
Cooper Companies, Inc.	230	18,204
Allscripts Healthcare Solutions, Inc.*	903	16,272
Universal Health Services, Inc. — Class B	470	15,980
Endo Pharmaceuticals Holdings, Inc.	560	15,674
Mednax, Inc.*	229	14,345
Omnicare, Inc.	559	14,215
Pharmaceutical Product Development, Inc.	549	14,087
Catalyst Health Solutions, Inc.*	240	13,846
Covance, Inc.*	288	13,090
Gen-Probe, Inc.*	227	12,996
Techne Corp.	180	12,242
Medicis Pharmaceutical Corp. — Class A	300	10,944
Teleflex, Inc.	190	10,216
Health Net, Inc.*	427	10,124
Lincare Holdings, Inc.	449	10,103
Thoratec Corp.*	290	9,466
United Therapeutics Corp.*	250	9,372
AMERIGROUP Corp.*	240	9,362
Hill-Rom Holdings, Inc.	300	9,006
LifePoint Hospitals, Inc.*	245	8,977
Owens & Minor, Inc.	310	8,829
Bio-Rad Laboratories, Inc. — Class A*	96	8,714
Health Management Associates, Inc. — Class A*	1,220	8,442
STERIS Corp.	280	8,196
WellCare Health Plans, Inc.*	200	7,596
Community Health Systems, Inc.	448	7,455
Charles River Laboratories International, Inc.	250	7,155
VCA Antech, Inc.*	410	6,552
Masimo Corp.	290	6,278
Kindred Healthcare, Inc.	250	2,155

Total Health Care		534,748

Utilities — 5.2%
OGE Energy Corp.	470	22,461
NSTAR	499	22,360
Alliant Energy Corp.	530	20,500
National Fuel Gas Co.	396	19,277
MDU Resources Group, Inc.	907	17,405
DPL, Inc.	570	17,180

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 79.4% (continued)
Utilities — 5.2% (continued)
N.V. Energy, Inc.	1,129	$16,608
AGL Resources, Inc.	380	15,481
Questar Corp.	850	15,053
Westar Energy, Inc.	550	14,531
Aqua America, Inc.	659	14,215
UGI Corp.	539	14,160
Atmos Energy Corp.	430	13,954
Great Plains Energy, Inc.	648	12,506
Hawaiian Electric Industries, Inc.	460	11,169
Vectren Corp.	390	10,561
Cleco Corp.	290	9,901
WGL Holdings, Inc.	250	9,768
IDACORP, Inc.	240	9,067
PNM Resources, Inc.	416	6,835
Black Hills Corp.	190	5,822

Total Utilities		298,814

Energy — 5.2%
HollyFrontier Corp.	1,010	26,482
Southern Union Co.	600	24,342
Cimarex Energy Co.	410	22,837
SM Energy Co.	310	18,802
Oceaneering International, Inc.	520	18,377
Plains Exploration & Production Co.	680	15,443
Dresser-Rand Group, Inc.*	380	15,401
Arch Coal, Inc.	1,020	14,872
Energen Corp.	350	14,311
Patterson-UTI Energy, Inc.	750	13,005
Oil States International, Inc.*	250	12,730
Tidewater, Inc.	250	10,513
CARBO Ceramics, Inc.	100	10,253
Superior Energy Services, Inc.	380	9,971
Atwood Oceanics, Inc.*	267	9,174
Dril-Quip, Inc.*	169	9,111
Bill Barrett Corp.*	230	8,335
Forest Oil Corp.*	550	7,920
Unit Corp.*	200	7,384
Helix Energy Solutions Group, Inc.*	510	6,681
Northern Oil and Gas, Inc.*	300	5,817
Quicksilver Resources, Inc.*	570	4,321
Patriot Coal Corp.*	438	3,705
Comstock Resources, Inc.*	230	3,556
Exterran Holdings, Inc.*	310	3,013
Overseas Shipholding Group, Inc.	129	1,772

Total Energy		298,128

Materials — 5.0%
Albemarle Corp.	440	17,776
Rock-Tenn Co. — Class A	340	16,551
Ashland, Inc.	373	16,464
Temple-Inland, Inc.	520	16,312
Aptargroup, Inc.	318	14,205
Valspar Corp.	449	14,013
Martin Marietta Materials, Inc.	220	13,908
Sonoco Products Co.	480	13,550
Domtar Corp.	187	12,748
Reliance Steel & Aluminum Co.	358	12,176
RPM International, Inc.	630	11,781
Packaging Corporation of America	480	11,184
Compass Minerals International, Inc.	160	10,685
Steel Dynamics, Inc.	1,050	10,416
Scotts Miracle-Gro Co. — Class A	209	9,321
Carpenter Technology Corp.	207	9,292
Silgan Holdings, Inc.	240	8,818
Cytec Industries, Inc.	240	8,434
Sensient Technologies Corp.	236	7,682
Cabot Corp.	310	7,682
NewMarket Corp.	50	7,594
Olin Corp.	380	6,844
Greif, Inc. — Class A	150	6,433
Intrepid Potash, Inc.*	250	6,218
Commercial Metals Co.	557	5,297
Minerals Technologies, Inc.	89	4,385
Worthington Industries, Inc.	260	3,632
Louisiana-Pacific Corp.	629	3,208

Total Materials		286,609

Consumer Staples — 3.9%
Green Mountain Coffee Roasters, Inc.*	620	57,623
Hansen Natural Corp.	370	32,297
Church & Dwight Company, Inc.	690	30,498
Energizer Holdings, Inc.*	328	21,792
Ralcorp Holdings, Inc.	260	19,945
Smithfield Foods, Inc.	790	15,405
Corn Products International, Inc. — Class A	370	14,519
Flowers Foods, Inc.	540	10,508
Ruddick Corp.	240	9,358
Lancaster Colony Corp.	100	6,101
Universal Corp.	110	3,945
Tootsie Roll Industries, Inc.	120	2,894

Total Consumer Staples		224,885

Telecommunication Services — 0.3%
tw telecom, Inc. — Class A*	720	11,895
Telephone & Data Systems, Inc.	440	9,350

Total Telecommunication Services		21,245

Total Common Stocks (Cost $3,628,559)		4,565,363

WARRANTS — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12†	155	45

Total Warrants (Cost $—)		45

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 19.9%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$369,813	$369,813
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	287,633	287,633
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	281,797	281,797
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	205,452	205,452

Total Repurchase Agreements (Cost $1,144,695)		1,144,695

Total Investments — 99.3% (Cost $4,773,254)		$5,710,103

Other Assets, Less Liabilities — 0.7%		40,516

Total Net Assets — 100.0%		$5,750,619

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $778,400)	10	$(31,518)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 S&P MidCap 400 Index Swap, Terminating 10/24/11 [2] (Notional Value $234,145)	300	(3,412)
Goldman Sachs International October 2011 S&P MidCap 400 Index Swap, Terminating 10/27/11 [2] (Notional Value $597,733)	765	(21,145)
Credit Suisse Capital, LLC October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,104,258)	1,413	(32,357)
Barclays Bank plc October 2011 S&P MidCap 400 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,308,837)	1,675	(38,387)

(Total Notional Value $3,244,973)		$(95,301)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.4%
Utilities — 9.2%
Progress Energy, Inc.[1]	7,710	$398,761
Constellation Energy Group, Inc.[1]	8,390	319,323
Nicor, Inc.[1]	5,270	289,903
DPL, Inc.[1]	8,430	254,080
Central Vermont Public Service Corp.[1]	1,859	65,455
Atmos Energy Corp.[1]	1,209	39,232
Consolidated Edison, Inc.[1]	607	34,611
Alliant Energy Corp.[1]	867	33,536
NiSource, Inc.[1]	1,563	33,417
Westar Energy, Inc.[1]	1,241	32,787
DTE Energy Co.[1]	660	32,353
N.V. Energy, Inc.[1]	2,159	31,759
Pennichuck Corp.[1]	1,122	31,394
NRG Energy, Inc.*,1	1,154	24,476
Oneok, Inc.[1]	240	15,850
UGI Corp.[1]	442	11,611
Ameren Corp.[1]	375	11,164
ITC Holdings Corp.[1]	133	10,298
Xcel Energy, Inc.[1]	209	5,160
CMS Energy Corp.[1]	205	4,057
Great Plains Energy, Inc.[1]	75	1,448

Total Utilities		1,680,675

Health Care — 8.0%
Kinetic Concepts, Inc.*,1	5,390	355,147
Cephalon, Inc.*,1	4,025	324,817
Emdeon, Inc. — Class A*,1	15,199	285,589
Continucare Corp.*,1	10,203	65,095
Medco Health Solutions, Inc.[1]	1,040	48,766
Amgen, Inc.*,1	791	43,465
Cooper Companies, Inc.[1]	421	33,322
LifePoint Hospitals, Inc.*,1	820	30,045
Coventry Health Care, Inc.*,1	1,032	29,732
SXC Health Solutions Corp.*,1	520	28,964
Forest Laboratories, Inc.*,1	748	23,031
Agilent Technologies, Inc.*,1	596	18,625
Allied Healthcare International, Inc.*,1	4,245	16,301
AmerisourceBergen Corp.[1]	395	14,722
Endo Pharmaceuticals Holdings, Inc.[1]	516	14,443
Gilead Sciences, Inc.[1]	361	14,007
Bio-Rad Laboratories, Inc. — Class A*,1	148	13,434
BioMarin Pharmaceutical, Inc.[1]	386	12,302
Perrigo Co.[1]	126	12,236
Biogen Idec, Inc.*,1	118	10,992
Cerner Corp.*,1	132	9,045
McKesson Corp.[1]	114	8,288
Alexion Pharmaceuticals, Inc.*,1	129	8,264
Illumina, Inc.*,1	148	6,056
United Therapeutics Corp.*,1	134	5,024
ResMed, Inc.*,1	171	4,923
Henry Schein, Inc.*,1	76	4,713
UnitedHealth Group, Inc.[1]	46	2,121
Myriad Genetics, Inc.*,1	112	2,099
Humana, Inc.[1]	27	1,964
WellPoint, Inc.[1]	30	1,958
Hill-Rom Holdings, Inc.[1]	56	1,681
Pfizer, Inc.[1]	84	1,485
AMERIGROUP Corp.*,1	38	1,482
Edwards Lifesciences Corp.*,1	20	1,425
Boston Scientific Corp.*,1	148	875
CIGNA Corp.[1]	15	629

Total Health Care		1,457,067

Information Technology — 7.9%
Blackboard, Inc.*,1	8,093	361,433
Varian Semiconductor Equipment Associates, Inc.[1]	4,214	257,686
Motorola Mobility Holdings, Inc.*,1	3,889	146,926
Netlogic Microsystems, Inc.*,1	2,888	138,942
LoopNet, Inc.*,1	3,580	61,325
IAC/InterActiveCorp.*,1	823	32,550
Fidelity National Information Services, Inc.[1]	1,336	32,492
Alliance Data Systems Corp.*,1	288	26,698
CA, Inc.[1]	1,302	25,272
Analog Devices, Inc.[1]	801	25,031
Intuit, Inc.[1]	505	23,957
AVX Corp.[1]	2,015	23,918
Fiserv, Inc.*,1	463	23,507
Avnet, Inc.*,1	892	23,263
Fairchild Semiconductor International, Inc. — Class A*,1	2,061	22,259
DST Systems, Inc.[1]	463	20,293
Harris Corp.[1]	463	15,821
Dell, Inc.[1]	1,089	15,409
SanDisk Corp.*,1	311	12,549
eBay, Inc.*,1	410	12,091
Tech Data Corp.*,1	262	11,326
Microchip Technology, Inc.[1]	357	11,106
Apple, Inc.*,1	29	11,054
Avago Technologies Ltd.[1]	330	10,814
Compuware Corp.*,1	1,227	9,399
Motorola Solutions, Inc.[1]	224	9,386
Teradyne, Inc.*,1	748	8,236
Activision Blizzard, Inc.[1]	653	7,771
Xilinx, Inc.[1]	269	7,381
F5 Networks, Inc.*,1	82	5,826
Marvell Technology Group Ltd.*,1	393	5,710
Maxim Integrated Products, Inc.[1]	216	5,039
Novellus Systems, Inc.*,1	182	4,961
Molex, Inc.[1]	239	4,868
Xerox Corp.[1]	603	4,203
Vishay Intertechnology, Inc.*,1	392	3,277
Synopsys, Inc.*,1	106	2,582
EchoStar Corp. — Class A*,1	68	1,538
Solera Holdings, Inc.[1]	19	960
NetApp, Inc.*,1	25	849
Atmel Corp.*,1	59	476
Altera Corp.	4	126
Electronic Arts, Inc.*	2	41

Total Information Technology		1,428,351

Materials — 4.9%
Nalco Holding Co.[1]	8,034	281,029
Temple-Inland, Inc.[1]	7,101	222,758

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.4% (continued)
Materials — 4.9% (continued)
Arch Chemicals, Inc.[1]	4,393	$206,120
Freeport-McMoRan Copper & Gold, Inc.[1]	861	26,217
Newmont Mining Corp.[1]	294	18,493
Cabot Corp.[1]	740	18,337
LyondellBasell Industries N.V. — Class A1	672	16,417
Cliffs Natural Resources, Inc.[1]	316	16,170
Domtar Corp.[1]	212	14,452
CF Industries Holdings, Inc.[1]	110	13,573
Alcoa, Inc.[1]	1,343	12,853
MeadWestvaco Corp.[1]	435	10,684
Bemis Company, Inc.[1]	360	10,552
Cytec Industries, Inc.[1]	253	8,890
Packaging Corporation of America[1]	341	7,945
Rockwood Holdings, Inc.*,1	185	6,233
Royal Gold, Inc.[1]	54	3,459
International Paper Co.[1]	65	1,511
EI du Pont de Nemours & Co.[1]	30	1,199
Dow Chemical Co.[1]	53	1,190
Ball Corp.[1]	38	1,179
Walter Energy, Inc.	4	240

Total Materials		899,501

Industrials — 4.9%
Goodrich Corp.	1,426	172,090
Ameron International Corp.[1]	1,877	159,432
APAC Customer Services, Inc.*,1	7,520	64,070
Towers Watson & Co. — Class A1	588	35,151
Kennametal, Inc.[1]	975	31,921
Stanley Black & Decker, Inc.[1]	626	30,737
Northrop Grumman Corp.[1]	512	26,706
Republic Services, Inc.[1]	877	24,609
Copa Holdings S.A. — Class A1	398	24,385
WW Grainger, Inc.[1]	144	21,534
Corrections Corporation of America*,1	937	21,261
KBR, Inc.[1]	865	20,440
Union Pacific Corp.[1]	249	20,336
Owens Corning*,1	864	18,732
FedEx Corp.[1]	254	17,191
Dover Corp.[1]	368	17,149
Tyco International Ltd.[1]	376	15,322
Nordson Corp.[1]	338	13,432
Ryder System, Inc.[1]	345	12,941
AGCO Corp.*,1	360	12,445
L-3 Communications Holdings, Inc.[1]	190	11,774
CNH Global N.V.*,1	446	11,703
Emerson Electric Co.[1]	246	10,162
Donaldson Company, Inc.[1]	182	9,974
General Electric Co.[1]	649	9,891
CSX Corp.[1]	501	9,354
Parker Hannifin Corp.[1]	129	8,144
Trinity Industries, Inc.[1]	340	7,279
URS Corp.*,1	243	7,207
Kansas City Southern*,1	129	6,445
Joy Global, Inc.[1]	88	5,489
Gardner Denver, Inc.[1]	80	5,084
Norfolk Southern Corp.[1]	72	4,393
Hubbell, Inc. — Class B1	83	4,112
Thomas & Betts Corp.*,1	61	2,434
Alexander & Baldwin, Inc.[1]	61	2,228
Snap-on, Inc.[1]	46	2,042
RR Donnelley & Sons Co.[1]	133	1,878
WESCO International, Inc.*,1	32	1,074
Eaton Corp.[1]	23	816
Timken Co.[1]	23	755
Kirby Corp.*	9	474

Total Industrials		882,596

Financials — 4.7%
FPIC Insurance Group, Inc.*	1,550	64,852
Annaly Capital Management, Inc.	2,681	44,585
Torchmark Corp.	956	33,326
XL Group plc — Class A	1,746	32,825
Transatlantic Holdings, Inc.	668	32,411
NASDAQ OMX Group, Inc.*	1,400	32,396
Capital One Financial Corp.	811	32,140
Penn Millers Holding Corp.*,1	1,597	32,084
Harleysville Group, Inc.	536	31,549
Center Financial Corp.*	6,710	31,470
Commerce Bancshares, Inc.	845	29,364
SL Green Realty Corp.	501	29,133
Leucadia National Corp.	1,267	28,736
American Financial Group, Inc.	922	28,647
Reinsurance Group of America, Inc. — Class A	512	23,526
Ameriprise Financial, Inc.	592	23,301
Abington Bancorp, Inc.	3,230	23,256
Endurance Specialty Holdings Ltd.	672	22,949
Legg Mason, Inc.	884	22,728
Weyerhaeuser Co.	1,419	22,065
Discover Financial Services	926	21,242
BlackRock, Inc. — Class A	122	18,057
Hartford Financial Services Group, Inc.	1,022	16,495
Huntington Bancshares, Inc.	3,260	15,648
CapitalSource, Inc.	2,538	15,583
Fidelity National Financial, Inc. — Class A	968	14,694
Hospitality Properties Trust	654	13,884
CommonWealth REIT	685	12,994
Associated Banc-Corp.	1,343	12,490
East West Bancorp, Inc.	835	12,450
New York Community Bancorp, Inc.	980	11,662
Piedmont Office Realty Trust, Inc. — Class A	682	11,028
Taubman Centers, Inc.	186	9,358
Axis Capital Holdings Ltd.	357	9,261
Washington Federal, Inc.	661	8,421
Unum Group	387	8,112
Interactive Brokers Group, Inc. — Class A	501	6,979
E*Trade Financial Corp.*	626	5,703
Prudential Financial, Inc.	94	4,405
ACE Ltd.	34	2,060
Liberty Property Trust	52	1,514
Citigroup, Inc.	50	1,281

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.4% (continued)
Financials — 4.7% (continued)
Rayonier, Inc.	34	$1,251
UDR, Inc.	34	753
Aflac, Inc.	10	349
First Niagara Financial Group, Inc.	30	274

Total Financials		857,291

Consumer Staples — 3.6%
BJ’s Wholesale Club, Inc.*,1	6,381	326,962
Tyson Foods, Inc. — Class A1	2,015	34,980
Hormel Foods Corp.[1]	1,252	33,829
Coca-Cola Enterprises, Inc.[1]	1,294	32,195
Kroger Co.[1]	1,453	31,908
ConAgra Foods, Inc.[1]	1,191	28,846
Reynolds American, Inc.[1]	673	25,224
Lorillard, Inc.[1]	198	21,919
Smithfield Foods, Inc.[1]	990	19,305
Energizer Holdings, Inc.*,1	281	18,670
JM Smucker Co.[1]	219	15,963
Philip Morris International, Inc.[1]	236	14,722
Kimberly-Clark Corp.[1]	204	14,486
Herbalife Ltd.[1]	209	11,202
Estee Lauder Companies, Inc. — Class A1	96	8,433
Corn Products International, Inc.[1]	194	7,613
Whole Foods Market, Inc.[1]	63	4,114
Costco Wholesale Corp.[1]	42	3,449
Beam, Inc.[1]	49	2,650

Total Consumer Staples		656,470

Consumer Discretionary — 2.8%
Comcast Corp. — Class A1	1,336	27,922
Limited Brands, Inc.[1]	725	27,920
Darden Restaurants, Inc.[1]	608	25,992
Wyndham Worldwide Corp.[1]	801	22,836
O’Reilly Automotive, Inc.*,1	334	22,254
Foot Locker, Inc.[1]	1,078	21,657
MGM Resorts International*,1	2,011	18,682
Brinker International, Inc.[1]	888	18,577
Whirlpool Corp.[1]	372	18,567
Williams-Sonoma, Inc.[1]	588	18,105
Dillard’s, Inc. — Class A1	383	16,653
Mattel, Inc.[1]	627	16,233
Autoliv, Inc.[1]	307	14,889
Liberty Interactive Corp. — Class A*,1	963	14,224
VF Corp.[1]	116	14,096
NIKE, Inc. — Class B1	163	13,938
Deckers Outdoor Corp.*,1	144	13,429
Fossil, Inc.*,1	162	13,132
McDonald’s Corp.[1]	148	12,997
Career Education Corp.*,1	991	12,933
Coach, Inc.[1]	246	12,750
Expedia, Inc.[1]	487	12,540
Genuine Parts Co.[1]	207	10,516
Interpublic Group of Companies, Inc.[1]	1,340	9,648
TRW Automotive Holdings Corp.*,1	285	9,328
Polaris Industries, Inc.[1]	182	9,095
Service Corporation International[1]	968	8,867
Hanesbrands, Inc.[1]	346	8,653
Priceline.com, Inc.[1]	18	8,090
Virgin Media, Inc.[1]	329	8,011
Time Warner Cable, Inc. — Class A1	100	6,267
Thor Industries, Inc.[1]	266	5,892
Under Armour, Inc. — Class A*,1	70	4,649
CBS Corp. — Class B1	224	4,565
Amazon.com, Inc.*,1	19	4,108
Royal Caribbean Cruises Ltd.[1]	159	3,441
H&R Block, Inc.[1]	256	3,407
GameStop Corp. — Class A*,1	121	2,795
Aaron’s, Inc.[1]	95	2,399
DeVry, Inc.[1]	62	2,292
Tupperware Brands Corp.[1]	27	1,451
Netflix, Inc.*	10	1,132
LKQ Corp.*,1	44	1,063
Advance Auto Parts, Inc.[1]	17	988
The Gap, Inc.[1]	20	325
Yum! Brands, Inc.	3	148
DISH Network Corp. — Class A*	4	100

Total Consumer Discretionary		507,556

Energy — 2.4%
Global Industries Ltd.*	12,187	96,521
Encore Energy Partners, LP1	2,194	41,072
Tesoro Corp.	1,522	29,633
Marathon Oil Corp.	1,289	27,817
SEACOR Holdings, Inc.	329	26,389
Spectra Energy Corp.	908	22,273
Murphy Oil Corp.	463	20,446
Valero Energy Corp.	1,142	20,305
Chesapeake Energy Corp.	641	16,378
Sunoco, Inc.	517	16,032
Hess Corp.	277	14,531
Chevron Corp.	148	13,693
ConocoPhillips	212	13,424
Tidewater, Inc.	232	9,756
Core Laboratories N.V.	107	9,612
QEP Resources, Inc.	327	8,852
Rowan Companies, Inc.*	288	8,695
National Oilwell Varco, Inc.	153	7,837
Occidental Petroleum Corp.	73	5,219
Oil States International, Inc.*	95	4,837
Superior Energy Services, Inc.	175	4,592
RPC, Inc.	273	4,455
Patterson-UTI Energy, Inc.	209	3,624
Dresser-Rand Group, Inc.*	84	3,404
Diamond Offshore Drilling, Inc.	43	2,354
Cimarex Energy Co.	19	1,058
Atwood Oceanics, Inc.*	11	378
CARBO Ceramics, Inc.	2	205

Total Energy		433,392

Telecommunication Services — 1.0%
Global Crossing Ltd.*,1	5,790	138,439
Verizon Communications, Inc.[1]	672	24,730
MetroPCS Communications, Inc.*,1	934	8,135
Frontier Communications Corp.[1]	959	5,859
AT&T, Inc.[1]	61	1,740

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.4% (continued)
Telecommunication Services — 1.0% (continued)
Telephone & Data Systems, Inc.[1]	72	$1,530

Total Telecommunication Services		180,433

Total Common Stocks (Cost $9,196,908)		8,983,332

EXCHANGE TRADED FUNDS† — 1.1%
iShares MSCI United Kingdom Index Fund[1]	2,639	38,978
iShares MSCI EAFE Index Fund[1]	654	31,228
iShares MSCI Singapore Index Fund[1]	2,277	25,047
iShares MSCI Malaysia Index Fund[1]	1,474	17,998
iShares MSCI Belgium Investable Market Index Fund[1]	1,480	16,280
iShares MSCI Australia Index Fund[1]	675	13,540
iShares MSCI Austria Investable Market Index Fund[1]	820	12,308
iShares MSCI Emerging Markets Index Fund[1]	323	11,328
Vanguard MSCI Emerging Markets ETF[1]	266	9,547
iShares MSCI France Index Fund[1]	440	8,382
iShares MSCI Sweden Index Fund[1]	316	7,265
iShares MSCI Spain Index Fund[1]	128	4,138
iShares MSCI South Korea Index Fund[1]	28	1,304
iShares MSCI Japan Index Fund[1]	43	407
iShares MSCI Taiwan Index Fund	10	118

Total Exchange Traded Funds (Cost $229,946)		197,868

CLOSED-END FUNDS† — 7.8%
Cohen & Steers Infrastructure Fund, Inc.[1]	6,753	105,144
Gabelli Dividend & Income Trust[1]	6,781	92,832
Royce Value Trust, Inc.[1]	7,781	86,214
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	6,100	78,446
Liberty All Star Equity Fund[1]	18,083	74,140
Calamos Strategic Total Return Fund[1]	8,078	64,301
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	3,954	54,051
Alpine Global Premier Properties Fund[1]	9,138	48,797
Adams Express Co.[1]	5,066	46,658
DWS High Income Opportunities Fund, Inc.[1]	3,378	44,150
H&Q Healthcare Investors[1]	3,261	42,882
John Hancock Tax-Advantaged Dividend Income Fund[1]	2,720	42,514
Tri-Continental Corp.[1]	3,256	41,416
John Hancock Bank and Thrift Opportunity Fund[1]	3,004	37,460
BlackRock Strategic Equity Dividend Trust[1]	3,909	35,611
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	2,171	33,260
Petroleum & Resources Corp.[1]	1,441	32,595
Swiss Helvetia Fund, Inc.[1]	2,260	25,289
General American Investors Company, Inc.[1]	1,095	25,141
Eaton Vance Enhanced Equity Income Fund[1]	2,347	22,954
Calamos Global Dynamic Income Fund[1]	3,200	22,656
Eaton Vance Tax-Managed Buy-Write Income Fund[1]	1,930	22,427
Eaton Vance Tax-Managed Buy-Write Opportunities Fund[1]	2,033	22,200
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	2,570	21,922
Guggenheim Enhanced Equitystrategy Fund[1]	1,492	21,231
Zweig Fund, Inc.[1]	7,520	21,206
First Trust Enhanced Equity Income Fund[1]	2,064	21,053
Eaton Vance Tax Managed Global Buy Write Opportunities Fund[1]	2,125	20,740
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[1]	2,415	19,320
Clough Global Equity Fund[1]	1,653	19,291
GDL Fund[1]	1,529	18,226
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	5,159	18,160
Royce Micro-Capital Trust, Inc.[1]	2,199	16,797
Nuveen Diversified Dividend and Income Fund[1]	1,591	15,528
Cohen & Steers Dividend Majors Fund, Inc.[1]	1,227	13,877
Liberty All Star Growth Fund, Inc.[1]	3,574	12,866
Source Capital, Inc.[1]	294	12,216
Nuveen Tax-Advantaged Dividend Growth Fund[1]	1,087	12,164
LMP Real Estate Income Fund, Inc.[1]	1,279	11,115
Lazard Global Total Return and Income Fund, Inc.[1]	824	10,572
LMP Capital and Income Fund, Inc.	923	10,568
Macquarie[1]	720	9,742
H&Q Life Sciences Investors[1]	758	7,929
Royce Focus Trust, Inc.[1]	1,213	7,324
Diamond Hill Financial Trends Fund, Inc.[1]	290	2,187

Total Closed-End Funds (Cost $1,366,348)		1,425,172

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,2 — 27.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$1,607,478	$1,607,478
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,250,260	1,250,260
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,224,894	1,224,894
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	893,043	893,043

Total Repurchase Agreements (Cost $4,975,675)		4,975,675

Total Long Investments — 85.7% (Cost $15,768,877)		$15,582,047

	Shares	Value
COMMON STOCKS SOLD SHORT† — (26.1)%
Telecommunication Services — (1.1)%
Crown Castle International Corp.*	8	(326)
NII Holdings, Inc.*	120	(3,234)
Sprint Nextel Corp.*	2,079	(6,320)
tw telecom, Inc. — Class A*	485	(8,012)
SBA Communications Corp. — Class A*	440	(15,171)
American Tower Corp. — Class A*	282	(15,172)
Level 3 Communications, Inc.*	98,570	(146,869)

Total Telecommunication Services		(195,104)

Consumer Staples — (1.2)%
Altria Group, Inc.	46	(1,233)
Avon Products, Inc.	68	(1,333)
Constellation Brands, Inc. — Class A*	115	(2,070)
Procter & Gamble Co.	37	(2,338)
Brown-Forman Corp. — Class B	41	(2,876)
Campbell Soup Co.	169	(5,470)
Hansen Natural Corp.	68	(5,936)
PepsiCo, Inc.	101	(6,252)
Green Mountain Coffee Roasters, Inc.*	79	(7,342)
Bunge Ltd.	154	(8,977)
Colgate-Palmolive Co.	140	(12,415)
SUPERVALU, Inc.	1,952	(13,000)
HJ Heinz Co.	274	(13,831)
Archer-Daniels-Midland Co.	617	(15,308)
Mead Johnson Nutrition Co.	226	(15,555)
Sara Lee Corp.	1,000	(16,350)
Kraft Foods, Inc. — Class A	489	(16,421)
Sysco Corp.	636	(16,472)
Hershey Co.	282	(16,706)
Kellogg Co.	320	(17,021)
Dean Foods Co.*	1,971	(17,483)

Total Consumer Staples		(214,389)

Energy — (1.3)%
Denbury Resources, Inc.*	23	(264)
Noble Energy, Inc.	38	(2,690)
SM Energy Co.	45	(2,729)
Schlumberger Ltd.	72	(4,301)
SandRidge Energy, Inc.	1,264	(7,028)
Teekay Corp.	343	(7,755)
FMC Technologies, Inc.*	222	(8,347)
Cobalt International Energy, Inc.*	1,128	(8,697)
Ultra Petroleum Corp.*	331	(9,175)
Consol Energy, Inc.	305	(10,349)
Energen Corp.	256	(10,468)
Alpha Natural Resources, Inc.*	594	(10,508)
Southwestern Energy Co.*	338	(11,266)
Williams Companies, Inc.	493	(12,000)
EOG Resources, Inc.	192	(13,634)
Newfield Exploration Co.*	350	(13,891)
Cameron International Corp.*	335	(13,916)
Cabot Oil & Gas Corp.	229	(14,177)
Continental Resources, Inc.*	308	(14,898)
Range Resources Corp.	259	(15,141)
Vanguard Natural Resources LLC	1,700	(44,353)

Total Energy		(235,587)

Health Care — (1.5)%
Patterson Companies, Inc.	18	(515)
Allscripts Healthcare Solutions, Inc.*	35	(631)
Dendreon Corp.*	110	(990)
Pharmasset, Inc.*	15	(1,236)
Metropolitan Health Networks, Inc.*	420	(1,907)
Celgene Corp.*	35	(2,167)
Health Management Associates, Inc. — Class A*	327	(2,263)
Hologic, Inc.	169	(2,571)
DENTSPLY International, Inc.	86	(2,639)
Human Genome Sciences, Inc.*	213	(2,703)
Regeneron Pharmaceuticals, Inc.*	68	(3,958)
Techne Corp.	68	(4,625)
Brookdale Senior Living, Inc. — Class A*	402	(5,041)
Bruker Corp.*	572	(7,739)
Intuitive Surgical, Inc.	26	(9,471)
Covance, Inc.*	222	(10,090)
Community Health Systems, Inc.	644	(10,716)
Charles River Laboratories International, Inc.	399	(11,419)
CareFusion Corp.*	478	(11,448)
Hospira, Inc.*	316	(11,692)
Lincare Holdings, Inc.	534	(12,015)
Quest Diagnostics, Inc.	244	(12,044)
Health Net, Inc.*	509	(12,068)
VCA Antech, Inc.*	809	(12,928)
Laboratory Corporation of America Holdings*	165	(13,043)
Alere, Inc.*	733	(14,404)
Amylin Pharmaceuticals, Inc.*	1,584	(14,620)
Vertex Pharmaceuticals, Inc.*	336	(14,965)
Warner Chilcott plc — Class A*	1,068	(15,272)
Allergan, Inc.	207	(17,053)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT† — (26.1)% (continued)
Health Care — (1.5)% (continued)
Express Scripts, Inc.*	830	$(30,768)

Total Health Care		(273,001)

Consumer Discretionary — (1.7)%
Sirius XM Radio, Inc.*	68	(103)
Clear Channel Outdoor Holdings, Inc. — Class A*	19	(178)
Gannett Company, Inc.	32	(305)
Weight Watchers International, Inc.	8	(466)
Leggett & Platt, Inc.	49	(970)
Scripps Networks Interactive, Inc. — Class A	30	(1,115)
Hyatt Hotels Corp. — Class A*	38	(1,192)
Big Lots, Inc.*	47	(1,637)
Starwood Hotels & Resorts Worldwide, Inc.	45	(1,747)
Chico’s FAS, Inc.	154	(1,760)
Dick’s Sporting Goods, Inc.*	53	(1,773)
Lowe’s Companies, Inc.	143	(2,766)
Cablevision Systems Corp. — Class A	183	(2,879)
Johnson Controls, Inc.	132	(3,481)
Tempur-Pedic International, Inc.*	70	(3,683)
Abercrombie & Fitch Co. — Class A	60	(3,694)
Pulte Group, Inc.*	1,072	(4,234)
Guess?, Inc.	150	(4,273)
WMS Industries, Inc.*	259	(4,556)
Las Vegas Sands Corp.*	134	(5,137)
Tiffany & Co.	90	(5,474)
Ross Stores, Inc.	72	(5,666)
Best Buy Company, Inc.	259	(6,035)
Choice Hotels International, Inc.	213	(6,330)
Liberty Media Corp. — Liberty Capital — Class A*	105	(6,943)
Toll Brothers, Inc.*	496	(7,157)
Wynn Resorts Ltd.	63	(7,250)
Lamar Advertising Co. — Class A*	474	(8,072)
RadioShack Corp.	737	(8,564)
Hasbro, Inc.	274	(8,935)
Apollo Group, Inc. — Class A	229	(9,071)
Ford Motor Co.*	944	(9,128)
Goodyear Tire & Rubber Co.*	940	(9,485)
Urban Outfitters, Inc.*	451	(10,066)
Marriott International, Inc. — Class A	382	(10,406)
Harley-Davidson, Inc.	308	(10,574)
NVR, Inc.*	18	(10,872)
CarMax, Inc.*	489	(11,663)
Newell Rubbermaid, Inc.	989	(11,739)
International Game Technology	901	(13,091)
DreamWorks Animation SKG, Inc. — Class A*	752	(13,671)
Home Depot, Inc.	429	(14,101)
Bally Technologies, Inc.*	537	(14,488)
Morningstar, Inc.	267	(15,069)
Regal Entertainment Group — Class A	1,346	(15,802)
TJX Companies, Inc.	297	(16,475)

Total Consumer Discretionary		(312,076)

Materials — (2.2)%
Kronos Worldwide, Inc.	29	(466)
Solutia, Inc.*	164	(2,107)
Huntsman Corp.	242	(2,340)
Celanese Corp. — Class A	78	(2,537)
Molycorp, Inc.*	85	(2,794)
Compass Minerals International, Inc.	45	(3,005)
Owens-Illinois, Inc.	237	(3,583)
Westlake Chemical Corp.	119	(4,079)
Sonoco Products Co.	199	(5,618)
FMC Corp.	98	(6,778)
United States Steel Corp.	346	(7,615)
Southern Copper Corp.	323	(8,072)
Scotts Miracle-Gro Co. — Class A	188	(8,385)
Steel Dynamics, Inc.	1,015	(10,069)
Intrepid Potash, Inc.*	411	(10,222)
Nucor Corp.	337	(10,663)
Commercial Metals Co.	1,127	(10,718)
WR Grace & Co.*	358	(11,921)
Monsanto Co.	214	(12,849)
AK Steel Holding Corp.	2,083	(13,623)
Praxair, Inc.	158	(14,770)
Martin Marietta Materials, Inc.	250	(15,805)
Titanium Metals Corp.	1,057	(15,834)
Airgas, Inc.	256	(16,338)
Ecolab, Inc.	3,892	(190,280)

Total Materials		(390,471)

Information Technology — (2.6)%
Teradata Corp.*	5	(268)
Acme Packet, Inc.*	8	(341)
Amphenol Corp. — Class A	15	(612)
Itron, Inc.*	24	(708)
Accenture plc — Class A	15	(790)
Corning, Inc.	79	(976)
Western Digital Corp.*	38	(977)
IPG Photonics Corp.*	29	(1,260)
Juniper Networks, Inc.*	86	(1,484)
MEMC Electronic Materials, Inc.*	413	(2,164)
Ingram Micro, Inc. — Class A*	207	(3,339)
Monster Worldwide, Inc.*	493	(3,540)
VeriSign, Inc.	135	(3,862)
AOL, Inc.*	369	(4,428)
Yahoo!, Inc.*	343	(4,514)
Jabil Circuit, Inc.	312	(5,550)
Nuance Communications, Inc.	320	(6,515)
Citrix Systems, Inc.*	143	(7,798)
Lender Processing Services, Inc.	572	(7,831)
Equinix, Inc.*	90	(7,995)
Genpact Ltd.*	617	(8,879)
Brocade Communications Systems, Inc.*	2,291	(9,897)
Akamai Technologies, Inc.*	499	(9,920)
Cree, Inc.	429	(11,145)
Adobe Systems, Inc.*	470	(11,360)
Western Union Co.	752	(11,498)
NVIDIA Corp.*	921	(11,513)
National Instruments Corp.	511	(11,681)
QLogic Corp.*	935	(11,856)
Diebold, Inc.	432	(11,884)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT† — (26.1)% (continued)
Information Technology — (2.6)% (continued)
LSI Corp.*	2,315	$(11,992)
Cognizant Technology Solutions Corp. — Class A*	196	(12,289)
Advanced Micro Devices, Inc.*	2,486	(12,629)
Paychex, Inc.	481	(12,684)
Tellabs, Inc.	3,020	(12,956)
Intersil Corp. — Class A	1,275	(13,120)
Trimble Navigation Ltd.*	410	(13,755)
Symantec Corp.*	865	(14,099)
Salesforce.com, Inc.*	124	(14,171)
ANSYS, Inc.*	293	(14,369)
Dolby Laboratories, Inc. — Class A*	538	(14,763)
Mastercard, Inc. — Class A	48	(15,224)
Ciena Corp.*	1,365	(15,288)
Silicon Laboratories, Inc.*	459	(15,381)
MICROS Systems, Inc.*	354	(15,544)
FLIR Systems, Inc.	624	(15,631)
PMC — Sierra, Inc.*	2,632	(15,739)
Broadridge Financial Solutions, Inc.	821	(16,535)
WebMD Health Corp. — Class A*	553	(16,673)
Zebra Technologies Corp. — Class A*	851	(26,330)

Total Information Technology		(473,757)

Industrials — (2.8)%
Avery Dennison Corp.	34	(853)
Equifax, Inc.	30	(922)
Lincoln Electric Holdings, Inc.	38	(1,102)
Caterpillar, Inc.	17	(1,255)
GrafTech International Ltd.*	105	(1,334)
3M Co.	23	(1,651)
Cooper Industries plc	57	(2,629)
Armstrong World Industries, Inc.	81	(2,790)
Polypore International, Inc.	50	(2,826)
United Technologies Corp.	41	(2,885)
UTI Worldwide, Inc.	322	(4,199)
Terex Corp.*	499	(5,120)
MSC Industrial Direct Co. — Class A	100	(5,646)
Spirit Aerosystems Holdings, Inc. — Class A*	384	(6,125)
CoStar Group, Inc.*	140	(7,276)
Deere & Co.	120	(7,748)
Southwest Airlines Co.	990	(7,960)
Regal-Beloit Corp.	186	(8,441)
Oshkosh Corp.*	542	(8,531)
PACCAR, Inc.	253	(8,556)
CH Robinson Worldwide, Inc.	128	(8,764)
Chicago Bridge & Iron Company N.V.	325	(9,305)
Con-way, Inc.	425	(9,405)
Carlisle Companies, Inc.	305	(9,723)
United Parcel Service, Inc. — Class B	154	(9,725)
WABCO Holdings, Inc.*	258	(9,768)
Robert Half International, Inc.	479	(10,164)
Lennox International, Inc.	402	(10,364)
Masco Corp.	1,457	(10,374)
Flowserve Corp.	147	(10,878)
Illinois Tool Works, Inc.	263	(10,941)
Graco, Inc.	323	(11,027)
Expeditors International of Washington, Inc.	290	(11,759)
Valmont Industries, Inc.	154	(12,003)
J.B. Hunt Transport Services, Inc.	350	(12,642)
United Continental Holdings, Inc.*	661	(12,810)
AECOM Technology Corp.	748	(13,217)
Lockheed Martin Corp.	192	(13,947)
Boeing Co.	233	(14,099)
Manitowoc Company, Inc.	2,124	(14,252)
Covanta Holding Corp.	944	(14,339)
Iron Mountain, Inc.	478	(15,114)
Crane Co. — Class A	425	(15,168)
Fastenal Co.	458	(15,242)
Dun & Bradstreet Corp.	256	(15,683)
Toro Company	320	(15,766)
Manpower, Inc.	474	(15,936)
Landstar System, Inc.	412	(16,299)
Quanta Services, Inc.*	903	(16,967)
AMR Corp.*	5,979	(17,698)
Delta Air Lines, Inc.*	2,793	(20,948)
Jacobs Engineering Group, Inc.*	713	(23,023)

Total Industrials		(515,199)

Financials — (4.8)%
Regions Financial Corp.	38	(127)
Hanover Insurance Group, Inc.	8	(284)
MetLife, Inc.	16	(448)
Invesco Ltd.	30	(465)
U.S. Bancorp	24	(565)
Boston Properties, Inc.	8	(713)
IntercontinentalExchange, Inc.*	8	(946)
Moody’s Corp.	32	(974)
Arthur J Gallagher & Co.	41	(1,078)
Wells Fargo & Co.	47	(1,134)
Bank of Hawaii Corp.	32	(1,165)
Raymond James Financial, Inc.	53	(1,376)
SunTrust Banks, Inc.	86	(1,544)
KeyCorp	298	(1,767)
TD Ameritrade Holding Corp.	150	(2,206)
Affiliated Managers Group, Inc.*	30	(2,342)
City National Corp.	63	(2,379)
American National Insurance Co.	35	(2,424)
Janus Capital Group, Inc.	407	(2,442)
Principal Financial Group, Inc.	120	(2,720)
Bank of New York Mellon Corp.	169	(3,142)
Allstate Corp.	162	(3,838)
Fulton Financial Corp.	505	(3,863)
Zions Bancorporation	303	(4,263)
Digital Realty Trust, Inc.	83	(4,578)
Plum Creek Timber Company, Inc.	139	(4,825)
Host Hotels & Resorts, Inc.	455	(4,978)
Jefferies Group, Inc.	449	(5,572)
First Horizon National Corp.	959	(5,716)
Northern Trust Corp.	165	(5,772)
Aon Corp.	150	(6,297)
CBOE Holdings, Inc.	278	(6,803)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT† — (26.1)% (continued)
Financials — (4.8)% (continued)
BRE Properties, Inc.	162	$(6,859)
BOK Financial Corp.	148	(6,940)
Forest City Enterprises, Inc. — Class A*	711	(7,579)
HCP, Inc.	237	(8,309)
Lincoln National Corp.	562	(8,784)
Assured Guaranty Ltd.	812	(8,924)
Popular, Inc.*	5,990	(8,985)
Waddell & Reed Financial, Inc. — Class A	368	(9,204)
TCF Financial Corp.	1,021	(9,352)
Synovus Financial Corp.	8,756	(9,369)
Brandywine Realty Trust	1,234	(9,884)
Hudson City Bancorp, Inc.	1,826	(10,335)
Cullen	226	(10,364)
Brown & Brown, Inc.	592	(10,538)
Everest Re Group Ltd.	135	(10,716)
Protective Life Corp.	741	(11,582)
Jones Lang LaSalle, Inc.	231	(11,968)
Franklin Resources, Inc.	126	(12,051)
Regency Centers Corp.	354	(12,507)
Vornado Realty Trust	169	(12,611)
T. Rowe Price Group, Inc.	267	(12,755)
Mack-Cali Realty Corp.	478	(12,787)
Howard Hughes Corp.*	309	(13,009)
Genworth Financial, Inc. — Class A	2,289	(13,139)
CBRE Group, Inc. — Class A*	1,020	(13,729)
Marsh & McLennan Companies, Inc.	535	(14,199)
General Growth Properties, Inc.	1,185	(14,338)
American Express Co.	320	(14,368)
Corporate Office Properties Trust	666	(14,505)
Bank of America Corp.	2,459	(15,049)
Green Dot Corp. — Class A*	485	(15,190)
First Citizens BancShares, Inc. — Class A	106	(15,215)
CIT Group, Inc.*	504	(15,306)
Goldman Sachs Group, Inc.	162	(15,317)
White Mountains Insurance Group Ltd.	38	(15,418)
Health Care REIT, Inc.	338	(15,818)
JPMorgan Chase & Co.	527	(15,873)
Ventas, Inc.	323	(15,956)
SLM Corp.	1,282	(15,961)
Old Republic International Corp.	1,801	(16,065)
Markel Corp.*	45	(16,071)
Eaton Vance Corp.	722	(16,079)
Greenhill & Company, Inc.	564	(16,125)
Mercury General Corp.	432	(16,567)
MSCI, Inc. — Class A*	549	(16,651)
SEI Investments Co.	1,083	(16,657)
Capitol Federal Financial, Inc.	1,583	(16,716)
PNC Financial Services Group, Inc.	348	(16,770)
Aspen Insurance Holdings Ltd.	733	(16,888)
Progressive Corp.	955	(16,961)
State Street Corp.	529	(17,013)
Alleghany Corp.	60	(17,310)
BB&T Corp.	991	(21,138)
TFS Financial Corp.*	2,986	(24,276)
Susquehanna Bancshares, Inc.	4,450	(24,341)
Nara Bancorp, Inc.*	5,310	(32,232)

Total Financials		(879,399)

Utilities — (6.9)%
PG&E Corp.	56	(2,369)
Hawaiian Electric Industries, Inc.	271	(6,580)
TECO Energy, Inc.	527	(9,027)
National Fuel Gas Co.	218	(10,612)
FirstEnergy Corp.	308	(13,832)
Aqua America, Inc.	647	(13,956)
NextEra Energy, Inc.	282	(15,234)
GenOn Energy, Inc.*	5,550	(15,429)
Wisconsin Energy Corp.	500	(15,645)
MDU Resources Group, Inc.	837	(16,062)
PPL Corp.	583	(16,639)
Questar Corp.	940	(16,647)
Public Service Enterprise Group, Inc.	500	(16,685)
Dominion Resources, Inc.	330	(16,754)
Integrys Energy Group, Inc.	346	(16,823)
Vectren Corp.	624	(16,898)
AES Corp.*	1,737	(16,953)
Southern Co.	406	(17,202)
Calpine Corp.*	1,882	(26,499)
AGL Resources, Inc.	4,690	(191,071)
Exelon Corp.	7,880	(335,767)
Duke Energy Corp.	22,610	(451,974)

Total Utilities		(1,258,658)

Total Common Stock Sold Short (Proceeds $5,442,999)		(4,747,641)

EXCHANGE TRADED FUNDS SOLD SHORT† — (8.6)%
iShares MSCI South Africa Index Fund	18	(1,018)
iShares MSCI Chile Investable Market Index Fund	46	(2,444)
iShares MSCI Switzerland Index Fund	198	(4,289)
iShares MSCI Germany Index Fund	433	(7,920)
Market Vectors Gold Miners Fund	152	(8,389)
iShares MSCI Brazil Index Fund	197	(10,252)
iShares MSCI EMU Index Fund	436	(11,911)
iShares MSCI Italy Index Fund	1,340	(15,919)
iShares MSCI Hong Kong Index Fund	1,183	(16,964)
iPath MSCI India Index	317	(17,064)
Powershares QQQ Trust Series 1	346	(18,172)
iShares MSCI Canada Index Fund	933	(23,782)
iShares MSCI BRIC Index Fund	746	(25,267)
iShares MSCI Netherlands Investable Market Index Fund	1,679	(27,519)
iShares MSCI Turkey Index Fund	767	(36,494)
iShares MSCI Mexico Investable Market Index Fund	764	(37,405)
iShares Russell 1000 Growth Index Fund	856	(45,043)
iShares Dow Jones US Real Estate Index Fund	1,675	(84,705)
iShares Russell 1000 Value Index Fund	1,887	(106,785)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† — (8.6)% (continued)
iShares Russell 2000 Index Fund	3,413	$(219,285)
SPDR S&P 500 ETF Trust	7,358	(832,705)

Total Exchange Traded Funds Sold Short (Proceeds $1,631,307)		(1,553,332)

Total Securities Sold Short — (34.7)% (Proceeds $7,074,306)		$(6,300,973)

Cash & Other Assets, Less Liabilities — 48.9%		8,892,601

Total Net Assets — 100.0%		$18,173,675

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
December 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $5,336,100)	154	$1,778,184
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,000,850)	71	(89,730)

(Total Aggregate Value of Contracts $9,336,950)		$1,688,454

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $534,820)	11	8,930
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $590,880)	12	8,265
May 2012 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $586,300)	8	7,877
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $162,500)	1	2,957
December 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $633,600)	18	2,377
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $88,875)	3	(8,647)
July 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $594,317)	22	(16,332)
April 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $568,386)	5	(37,710)
December 2011 ICE Gas Oil Futures Contracts (Aggregate Value of Contracts $518,100)	6	(42,160)
November 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $533,631)	5	(43,865)
December 2011 Brent Crude Futures Contracts (Aggregate Value of Contracts $502,100)	5	(47,558)
May 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $533,200)	20	(63,866)
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $596,375)	10	(64,033)
September 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $517,140)	17	(64,708)
September 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $528,750)	6	(71,652)
September 2012 Corn Futures Contracts (Aggregate Value of Contracts $470,200)	16	(83,379)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $439,050)	12	(84,615)
April 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $532,870)	13	(94,997)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $540,400)	16	(165,929)

(Total Aggregate Value of Contracts $9,471,494)		$(859,045)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
March 2012 Wheat Futures Contracts (Aggregate Value of Contracts $644,250)	20	157,570
December 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $594,600)	15	150,358
March 2012 Wheat Futures Contracts (Aggregate Value of Contracts $467,350)	13	104,430

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
March 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $695,400)	8	$95,542
January 2012 Soybean Futures Contracts (Aggregate Value of Contracts $533,925)	9	84,507
March 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $688,220)	26	82,748
January 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $543,888)	18	73,521
March 2012 Corn Futures Contracts (Aggregate Value of Contracts $454,688)	15	61,176
April 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $649,026)	6	57,624
June 2012 Brent Crude Futures Contracts (Aggregate Value of Contracts $486,850)	5	52,742
August 2012 ICE Gas Oil Futures Contracts (Aggregate Value of Contracts $503,550)	6	51,225
January 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $582,498)	5	50,471
December 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $599,880)	12	27,028
January 2012 LME Lead Futures Contracts (Aggregate Value of Contracts $149,250)	3	24,627
December 2011 Copper Futures Contracts (Aggregate Value of Contracts $155,925)	2	20,406
December 2011 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $269,219)	5	15,483
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $581,011)	22	12,674
December 2011 LME Zinc Futures Contracts (Aggregate Value of Contracts $185,775)	4	7,930
December 2011 LME Nickel Futures Contracts (Aggregate Value of Contracts $105,606)	1	4,035
December 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $78,900)	1	1,277
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $148,600)	1	597
April 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $810,400)	16	(16,900)
February 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $765,240)	21	(22,237)
November 2011 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $571,600)	8	(27,298)

(Total Aggregate Value of Contracts $11,265,651)		$1,069,536

FUTURES CONTRACTS SOLD SHORT†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,921,800)	30	192,214
December 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,946,000)	25	168,093
January 2012 Volatility Index Futures Contracts (Aggregate Value of Contracts $5,628,600)	159	(1,884,420)

(Total Aggregate Value of Contracts $9,496,400)		$(1,524,113)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2011.

[2]	Repurchase Agreements — See Note 3.

plc	Public Limited Company

REIT	Real Estate Investment Trust

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 71.7%
Information Technology — 47.2%
Apple, Inc.*	5,360	$2,043,125
Microsoft Corp.	48,447	1,205,846
Oracle Corp.	29,251	840,674
Google, Inc. — Class A	1,466	754,081
Intel Corp.	30,364	647,664
Cisco Systems, Inc.	31,800	492,582
QUALCOMM, Inc.	9,710	472,197
eBay, Inc.*	7,452	219,759
Baidu, Inc. ADR*	1,570	167,849
Dell, Inc.	10,550	149,282
Automatic Data Processing, Inc.	2,832	133,529
Cognizant Technology Solutions Corp. — Class A*	1,760	110,352
Yahoo!, Inc.*	7,301	96,081
Broadcom Corp. — Class A	2,780	92,546
Intuit, Inc.	1,756	83,305
Applied Materials, Inc.	7,620	78,867
Activision Blizzard, Inc.	6,610	78,659
NetApp, Inc.*	2,150	72,971
Symantec Corp.*	4,335	70,661
Adobe Systems, Inc.*	2,856	69,030
Check Point Software Technologies Ltd.*	1,200	63,312
Research In Motion Ltd.*	3,013	61,164
Citrix Systems, Inc.*	1,090	59,438
Altera Corp.	1,870	58,961
CA, Inc.	2,918	56,638
SanDisk Corp.*	1,380	55,683
Paychex, Inc.	2,100	55,377
Marvell Technology Group Ltd.*	3,537	51,393
NVIDIA Corp.*	3,490	43,625
Xilinx, Inc.	1,537	42,175
Fiserv, Inc.*	819	41,581
Maxim Integrated Products, Inc.	1,700	39,661
BMC Software, Inc.*	1,015	39,138
Electronic Arts, Inc.*	1,908	39,019
KLA-Tencor Corp.	966	36,978
Autodesk, Inc.*	1,323	36,753
Linear Technology Corp.	1,320	36,498
Microchip Technology, Inc.	1,100	34,221
F5 Networks, Inc.*	467	33,180
Micron Technology, Inc.*	5,800	29,232
VeriSign, Inc.	962	27,523
Lam Research Corp.*	716	27,194
Seagate Technology plc	2,426	24,939
Infosys Ltd. ADR	487	24,871
Flextronics International Ltd.*	4,230	23,815
FLIR Systems, Inc.	927	23,221
Akamai Technologies, Inc.*	1,066	21,192

Total Information Technology		8,965,842

Consumer Discretionary — 11.8%
Amazon.com, Inc.*	2,628	568,252
Comcast Corp. — Class A	12,084	252,556
DIRECTV — Class A*	4,269	180,365
News Corp. — Class A	10,568	163,487
Starbucks Corp.	4,314	160,869
Priceline.com, Inc.	286	128,546
Wynn Resorts Ltd.	727	83,663
Bed Bath & Beyond, Inc.*	1,437	82,355
Staples, Inc.	4,101	54,543
Ross Stores, Inc.	676	53,194
Dollar Tree, Inc.*	703	52,802
O’Reilly Automotive, Inc.*	786	52,371
Mattel, Inc.	1,983	51,340
Liberty Interactive Corp. — Class A*	3,310	48,889
Virgin Media, Inc.	1,817	44,244
Expedia, Inc.	1,440	37,080
Garmin Ltd.	1,122	35,646
Sears Holdings Corp.*	618	35,547
Sirius XM Radio, Inc.*	22,840	34,488
Netflix, Inc.*	300	33,948
Apollo Group, Inc. — Class A	794	31,450
Ctrip.com International Ltd. ADR*	853	27,433
Urban Outfitters, Inc.*	911	20,334

Total Consumer Discretionary		2,233,402

Health Care — 7.9%
Amgen, Inc.	5,344	293,653
Gilead Sciences, Inc.	4,461	173,087
Celgene Corp.*	2,653	164,274
Teva Pharmaceutical Industries Ltd. ADR	4,045	150,555
Biogen Idec, Inc.*	1,400	130,410
Express Scripts, Inc.*	2,823	104,649
Intuitive Surgical, Inc.	226	82,327
Alexion Pharmaceuticals, Inc.*	1,070	68,544
Cerner Corp.*	978	67,013
Vertex Pharmaceuticals, Inc.*	1,200	53,448
Mylan, Inc.*	2,465	41,905
Life Technologies Corp.*	1,040	39,967
Henry Schein, Inc.*	530	32,865
Illumina, Inc.*	717	29,340
DENTSPLY International, Inc.	820	25,166
Warner Chilcott plc — Class A*	1,467	20,978
QIAGEN N.V.*	1,350	18,670

Total Health Care		1,496,851

Consumer Staples — 1.9%
Costco Wholesale Corp.	2,534	208,092
Green Mountain Coffee Roasters, Inc.*	887	82,438
Whole Foods Market, Inc.	1,020	66,616

Total Consumer Staples		357,146

Industrials — 1.9%
PACCAR, Inc.	2,117	71,597
CH Robinson Worldwide, Inc.	950	65,046
Fastenal Co.	1,710	56,909
Expeditors International of Washington, Inc.	1,230	49,876
Stericycle, Inc.*	496	40,037
Joy Global, Inc.	610	38,052
First Solar, Inc.*	499	31,542

Total Industrials		353,059

Telecommunication Services — 0.8%
Vodafone Group plc ADR	5,200	133,380
NII Holdings, Inc.*	990	26,681

Total Telecommunication Services		160,061

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 71.7% (continued)
Materials — 0.2%
Sigma-Aldrich Corp.	710	$43,871

Total Common Stocks (Cost $9,210,380)		13,610,232

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 10.0%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$615,289	615,289
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	478,558	478,558
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	468,849	468,849
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	341,827	341,827

Total Repurchase Agreements (Cost $1,904,523)		1,904,523

Total Investments — 81.7% (Cost $11,114,903)		$15,514,755

Cash & Other Assets, Less Liabilities — 18.3%		3,469,366

Total Net Assets — 100.0%		$18,984,121

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,664,715)	39	$(96,001)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 NASDAQ-100 Index Swap, Terminating 10/24/11 [2] (Notional Value $536,997)	251	(17,020)
Barclays Bank plc October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [2] (Notional Value $2,402,170)	1,123	(65,742)
Goldman Sachs International October 2011 NASDAQ-100 Index Swap, Terminating 10/27/11 [2] (Notional Value $7,129,753)	3,333	(317,227)
Credit Suisse Capital, LLC October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [2] (Notional Value $12,548,827)	5,866	(329,383)

(Total Notional Value $22,617,747)		$(729,372)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 80.5%
Information Technology — 53.0%
Apple, Inc.*	10,928	$4,165,535
Microsoft Corp.	98,801	2,459,157
Oracle Corp.	59,656	1,714,513
Google, Inc. — Class A	2,996	1,541,083
Intel Corp.	61,923	1,320,818
Cisco Systems, Inc.	64,857	1,004,635
QUALCOMM, Inc.	19,812	963,458
eBay, Inc.*	15,198	448,189
Baidu, Inc. ADR*	3,194	341,471
Dell, Inc.	21,514	304,423
Automatic Data Processing, Inc.	5,775	272,291
Cognizant Technology Solutions Corp. — Class A*	3,581	224,529
Yahoo!, Inc.*	14,889	195,939
Broadcom Corp. — Class A	5,672	188,821
Intuit, Inc.	3,584	170,025
Applied Materials, Inc.	15,536	160,798
Activision Blizzard, Inc.	13,480	160,412
NetApp, Inc.*	4,392	149,064
Symantec Corp.*	8,841	144,108
Adobe Systems, Inc.*	5,824	140,766
Check Point Software Technologies Ltd.*	2,447	129,104
Research In Motion Ltd.*	6,144	124,723
Citrix Systems, Inc.*	2,218	120,948
Altera Corp.	3,817	120,350
CA, Inc.	5,952	115,528
SanDisk Corp.*	2,822	113,868
Paychex, Inc.	4,274	112,705
Marvell Technology Group Ltd.*	7,209	104,747
NVIDIA Corp.*	7,116	88,950
Xilinx, Inc.	3,130	85,887
Fiserv, Inc.*	1,669	84,735
Maxim Integrated Products, Inc.	3,473	81,025
BMC Software, Inc.*	2,070	79,819
Electronic Arts, Inc.*	3,891	79,571
KLA-Tencor Corp.	1,969	75,373
Autodesk, Inc.*	2,698	74,950
Linear Technology Corp.	2,685	74,240
Microchip Technology, Inc.	2,250	69,998
F5 Networks, Inc.*	951	67,569
Micron Technology, Inc.*	11,838	59,664
VeriSign, Inc.	1,962	56,133
Lam Research Corp.*	1,460	55,451
Seagate Technology plc	4,948	50,865
Infosys Ltd. ADR	990	50,559
Flextronics International Ltd.*	8,626	48,564
FLIR Systems, Inc.	1,883	47,169
Akamai Technologies, Inc.*	2,174	43,219

Total Information Technology		18,285,749

Consumer Discretionary — 13.2%
Amazon.com, Inc.*	5,353	1,157,479
Comcast Corp. — Class A	24,640	514,976
DIRECTV — Class A*	8,706	367,828
News Corp. — Class A	21,556	333,471
Starbucks Corp.	8,798	328,077
Priceline.com, Inc.	583	262,035
Wynn Resorts Ltd.	1,476	169,858
Bed Bath & Beyond, Inc.*	2,936	168,262
Staples, Inc.	8,363	111,228
Ross Stores, Inc.	1,379	108,514
Dollar Tree, Inc.*	1,439	108,083
O’Reilly Automotive, Inc.*	1,603	106,808
Mattel, Inc.	4,044	104,699
Liberty Interactive Corp. — Class A*	6,755	99,771
Virgin Media, Inc.	3,706	90,241
Expedia, Inc.	2,933	75,525
Garmin Ltd.	2,289	72,722
Sears Holdings Corp.*	1,261	72,533
Sirius XM Radio, Inc.*	46,574	70,327
Netflix, Inc.*	620	70,159
Apollo Group, Inc. — Class A	1,619	64,129
Ctrip.com International Ltd. ADR*	1,731	55,669
Urban Outfitters, Inc.*	1,858	41,471

Total Consumer Discretionary		4,553,865

Health Care — 8.9%
Amgen, Inc.	10,897	598,790
Gilead Sciences, Inc.	9,097	352,964
Celgene Corp.*	5,410	334,987
Teva Pharmaceutical Industries Ltd. ADR	8,249	307,028
Biogen Idec, Inc.*	2,856	266,036
Express Scripts, Inc.*	5,757	213,412
Intuitive Surgical, Inc.	461	167,933
Alexion Pharmaceuticals, Inc.*	2,176	139,395
Cerner Corp.*	1,989	136,286
Vertex Pharmaceuticals, Inc.*	2,450	109,123
Mylan, Inc.*	5,027	85,459
Life Technologies Corp.*	2,127	81,741
Henry Schein, Inc.*	1,088	67,467
Illumina, Inc.*	1,468	60,071
DENTSPLY International, Inc.	1,666	51,129
Warner Chilcott plc — Class A*	2,995	42,828
QIAGEN N.V.*	2,753	38,074

Total Health Care		3,052,723

Consumer Staples — 2.1%
Costco Wholesale Corp.	5,159	423,657
Green Mountain Coffee Roasters, Inc.*	1,807	167,942
Whole Foods Market, Inc.	2,093	136,694

Total Consumer Staples		728,293

Industrials — 2.1%
PACCAR, Inc.	4,313	145,866
CH Robinson Worldwide, Inc.	1,945	133,174
Fastenal Co.	3,484	115,948
Expeditors International of Washington, Inc.	2,497	101,253
Stericycle, Inc.*	1,017	82,092
Joy Global, Inc.	1,242	77,476
First Solar, Inc.*	1,020	64,474

Total Industrials		720,283

Telecommunication Services — 0.9%
Vodafone Group plc ADR	10,599	271,865
NII Holdings, Inc.*	2,015	54,304

Total Telecommunication Services		326,169

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 80.5% (continued)
Materials — 0.3%
Sigma-Aldrich Corp.	1,436	$88,730

Total Common Stocks (Cost $13,821,926)		27,755,812

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 18.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$2,046,621	2,046,621
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,591,817	1,591,817
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,559,521	1,559,521
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	1,137,012	1,137,012

Total Repurchase Agreements (Cost $6,334,971)		6,334,971

Total Investments — 98.9% (Cost $20,156,897)		$34,090,783

Cash & Other Assets, Less Liabilities — 1.1%		373,787

Total Net Assets — 100.0%		$34,464,570

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,603,785)	61	$(177,304)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 NASDAQ-100 Index Swap, Terminating 10/24/11 [2] (Notional Value $277,684)	130	(8,801)
Barclays Bank plc October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,046,736)	489	(28,647)
Credit Suisse Capital, LLC October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,856,308)	868	(39,809)
Goldman Sachs International October 2011 NASDAQ-100 Index Swap, Terminating 10/27/11 [2] (Notional Value $942,442)	441	(41,932)

(Total Notional Value $4,123,170)		$(119,189)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 75.5%
Information Technology — 14.7%
Apple, Inc.*	1,210	$461,228
International Business Machines Corp.	1,557	272,522
Microsoft Corp.	9,718	241,881
Google, Inc. — Class A	328	168,717
Oracle Corp.	5,152	148,068
Intel Corp.	6,844	145,983
Cisco Systems, Inc.	7,165	110,986
QUALCOMM, Inc.	2,192	106,597
Hewlett-Packard Co.	2,702	60,660
Visa, Inc.	669	57,347
EMC Corp.	2,695	56,568
Mastercard, Inc. — Class A	142	45,037
Accenture plc — Class A	840	44,251
eBay, Inc.*	1,490	43,940
Texas Instruments, Inc.	1,506	40,135
Automatic Data Processing, Inc.	638	30,082
Dell, Inc.	2,021	28,597
Corning, Inc.	2,049	25,326
Cognizant Technology Solutions Corp. — Class A*	396	24,829
Yahoo!, Inc.*	1,646	21,661
Broadcom Corp. — Class A	632	21,039
Salesforce.com, Inc.*	180	20,570
Intuit, Inc.	399	18,929
Applied Materials, Inc.	1,712	17,719
Motorola Solutions, Inc.	394	16,509
NetApp, Inc.*	484	16,427
Symantec Corp.*	977	15,925
Adobe Systems, Inc.*	644	15,565
Altera Corp.	420	13,243
Citrix Systems, Inc.*	241	13,142
Motorola Mobility Holdings, Inc.*	341	12,883
Xerox Corp.	1,828	12,741
SanDisk Corp.*	310	12,509
Western Union Co.	818	12,507
Analog Devices, Inc.	389	12,156
Juniper Networks, Inc.*	692	11,944
Teradata Corp.*	219	11,723
Paychex, Inc.	420	11,075
Red Hat, Inc.*	252	10,650
NVIDIA Corp.*	790	9,875
CA, Inc.	492	9,550
Xilinx, Inc.	342	9,385
Fiserv, Inc.*	184	9,342
Amphenol Corp. — Class A	221	9,010
Electronic Arts, Inc.*	440	8,998
BMC Software, Inc.*	229	8,830
KLA-Tencor Corp.	218	8,345
Autodesk, Inc.*	298	8,278
Linear Technology Corp.	295	8,157
Fidelity National Information Services, Inc.	323	7,855
Western Digital Corp.*	304	7,819
Microchip Technology, Inc.	246	7,653
F5 Networks, Inc.*	101	7,176
Micron Technology, Inc.*	1,309	6,597
VeriSign, Inc.	217	6,208
Computer Sciences Corp.	200	5,370
Harris Corp.	156	5,331
FLIR Systems, Inc.	208	5,210
Akamai Technologies, Inc.*	240	4,771
SAIC, Inc.*	359	4,240
Jabil Circuit, Inc.	238	4,234
LSI Corp.*	750	3,885
Advanced Micro Devices, Inc.*	759	3,856
Total System Services, Inc.	215	3,640
Molex, Inc.	178	3,626
JDS Uniphase Corp.*	300	2,991
Lexmark International, Inc. — Class A*	102	2,757
Teradyne, Inc.*	240	2,642
Novellus Systems, Inc.*	90	2,453
Compuware Corp.*	282	2,160
Tellabs, Inc.	477	2,046
MEMC Electronic Materials, Inc.*	300	1,572
Monster Worldwide, Inc.*	168	1,206

Total Information Technology		2,606,739

Financials — 10.2%
Wells Fargo & Co.	6,885	166,066
Berkshire Hathaway, Inc. — Class B	2,292	162,824
JPMorgan Chase & Co.	5,082	153,070
Citigroup, Inc.	3,801	97,382
Bank of America Corp.	13,212	80,857
Goldman Sachs Group, Inc.	659	62,309
American Express Co.	1,354	60,795
U.S. Bancorp	2,503	58,921
Simon Property Group, Inc.	380	41,792
MetLife, Inc.	1,380	38,654
PNC Financial Services Group, Inc.	686	33,058
Bank of New York Mellon Corp.	1,607	29,874
Prudential Financial, Inc.	633	29,662
Travelers Companies, Inc.	546	26,607
ACE Ltd.	439	26,603
Morgan Stanley	1,932	26,082
Capital One Financial Corp.	599	23,738
Chubb Corp.	373	22,376
Aflac, Inc.	609	21,285
State Street Corp.	652	20,968
Public Storage	187	20,823
CME Group, Inc. — Class A	82	20,205
Equity Residential	382	19,814
BB&T Corp.	908	19,368
BlackRock, Inc. — Class A	129	19,093
Marsh & McLennan Companies, Inc.	706	18,737
HCP, Inc.	526	18,442
Ventas, Inc.	370	18,278
Franklin Resources, Inc.	187	17,885
Aon Corp.	426	17,884
Vornado Realty Trust	237	17,685
Boston Properties, Inc.	188	16,751
Discover Financial Services	711	16,310
T. Rowe Price Group, Inc.	334	15,955
Allstate Corp.	673	15,943

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 75.5% (continued)
Financials — 10.2% (continued)
Charles Schwab Corp.	1,400	$15,778
Progressive Corp.	832	14,776
ProLogis, Inc.	601	14,574
Loews Corp.	402	13,889
AvalonBay Communities, Inc.	120	13,686
SunTrust Banks, Inc.	700	12,565
American International Group, Inc.*	569	12,490
Ameriprise Financial, Inc.	308	12,123
Fifth Third Bancorp	1,200	12,120
M&T Bank Corp.	164	11,464
Weyerhaeuser Co.	702	10,916
IntercontinentalExchange, Inc.*	92	10,880
Northern Trust Corp.	310	10,844
Health Care REIT, Inc.	230	10,764
Host Hotels & Resorts, Inc.	919	10,054
Hartford Financial Services Group, Inc.	580	9,361
Principal Financial Group, Inc.	409	9,272
Invesco Ltd.	588	9,120
SLM Corp.	670	8,342
Unum Group	396	8,300
XL Group plc — Class A	428	8,046
Kimco Realty Corp.	529	7,951
NYSE Euronext	340	7,902
Moody’s Corp.	259	7,887
Plum Creek Timber Company, Inc.	215	7,463
KeyCorp	1,240	7,353
Lincoln National Corp.	402	6,283
Comerica, Inc.	260	5,972
Leucadia National Corp.	258	5,851
CBRE Group, Inc. — Class A*	422	5,680
People’s United Financial, Inc.	491	5,597
Cincinnati Financial Corp.	210	5,529
Regions Financial Corp.	1,643	5,471
Huntington Bancshares, Inc.	1,122	5,386
Torchmark Corp.	137	4,776
Assurant, Inc.	123	4,403
Legg Mason, Inc.	171	4,396
Hudson City Bancorp, Inc.	688	3,894
NASDAQ OMX Group, Inc.*	166	3,841
Genworth Financial, Inc. — Class A	639	3,668
Apartment Investment & Management Co. — Class A	160	3,539
Zions Bancorporation	236	3,321
E*Trade Financial Corp.*	329	2,997
Federated Investors, Inc. — Class B	119	2,086
First Horizon National Corp.	340	2,026
Janus Capital Group, Inc.	240	1,440

Total Financials		1,820,172

Health Care — 9.2%
Johnson & Johnson	3,572	227,572
Pfizer, Inc.	10,169	179,788
Merck & Company, Inc.	4,012	131,233
Abbott Laboratories	2,032	103,916
Bristol-Myers Squibb Co.	2,222	69,726
Amgen, Inc.	1,204	66,160
UnitedHealth Group, Inc.	1,403	64,706
Eli Lilly & Co.	1,327	49,059
Medtronic, Inc.	1,376	45,738
Baxter International, Inc.	740	41,544
Gilead Sciences, Inc.	1,005	38,994
Celgene Corp.*	598	37,028
Allergan, Inc.	397	32,705
WellPoint, Inc.	470	30,682
Biogen Idec, Inc.*	320	29,808
Covidien plc	640	28,224
Thermo Fisher Scientific, Inc.*	498	25,219
Express Scripts, Inc.*	636	23,577
Medco Health Solutions, Inc.	502	23,539
McKesson Corp.	321	23,337
Becton Dickinson and Co.	279	20,456
Stryker Corp.	430	20,266
Cardinal Health, Inc.	449	18,804
Intuitive Surgical, Inc.	51	18,578
Aetna, Inc.	486	17,666
Humana, Inc.	217	15,782
St. Jude Medical, Inc.	432	15,634
CIGNA Corp.	350	14,679
Agilent Technologies, Inc.*	449	14,031
AmerisourceBergen Corp.	351	13,082
Zimmer Holdings, Inc.*	244	13,054
Cerner Corp.*	189	12,950
Boston Scientific Corp.*	1,990	11,761
Watson Pharmaceuticals, Inc.*	164	11,193
Forest Laboratories, Inc.*	358	11,023
Edwards Lifesciences Corp.*	149	10,621
Quest Diagnostics, Inc.	210	10,366
Laboratory Corporation of America Holdings*	130	10,276
CR Bard, Inc.	110	9,629
Mylan, Inc.*	556	9,452
Waters Corp.*	119	8,983
Life Technologies Corp.*	230	8,839
Cephalon, Inc.*	100	8,070
Hospira, Inc.*	215	7,955
Varian Medical Systems, Inc.*	150	7,824
DaVita, Inc.*	122	7,646
CareFusion Corp.*	290	6,946
DENTSPLY International, Inc.	184	5,647
Coventry Health Care, Inc.*	190	5,474
Patterson Companies, Inc.	122	3,493
PerkinElmer, Inc.	147	2,824
Tenet Healthcare Corp.*	617	2,548

Total Health Care		1,628,107

Consumer Staples — 8.9%
Procter & Gamble Co.	3,581	226,248
Coca-Cola Co.	2,995	202,342
Philip Morris International, Inc.	2,289	142,788
PepsiCo, Inc.	2,060	127,514
Wal-Mart Stores, Inc.	2,291	118,903
Kraft Foods, Inc. — Class A	2,303	77,335
Altria Group, Inc.	2,700	72,387
CVS Caremark Corp.	1,753	58,866
Colgate-Palmolive Co.	634	56,223
Costco Wholesale Corp.	569	46,726
Walgreen Co.	1,180	38,810

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 75.5% (continued)
Consumer Staples — 8.9% (continued)
Kimberly-Clark Corp.	510	$36,215
General Mills, Inc.	842	32,392
Archer-Daniels-Midland Co.	881	21,858
HJ Heinz Co.	418	21,101
Lorillard, Inc.	180	19,926
Sysco Corp.	767	19,865
Mead Johnson Nutrition Co.	261	17,965
Kellogg Co.	330	17,553
Kroger Co.	789	17,326
Reynolds American, Inc.	437	16,379
Whole Foods Market, Inc.	201	13,127
ConAgra Foods, Inc.	540	13,079
Estee Lauder Companies, Inc. — Class A	147	12,912
Sara Lee Corp.	770	12,589
Hershey Co.	199	11,789
Clorox Co.	169	11,210
Avon Products, Inc.	561	10,996
Dr Pepper Snapple Group, Inc.	283	10,975
Beam, Inc.	200	10,816
JM Smucker Co.	148	10,788
Coca-Cola Enterprises, Inc.	416	10,350
Brown-Forman Corp. — Class B	130	9,118
Molson Coors Brewing Co. — Class B	212	8,397
McCormick & Company, Inc.	172	7,939
Safeway, Inc.	456	7,583
Campbell Soup Co.	234	7,574
Tyson Foods, Inc. — Class A	386	6,701
Hormel Foods Corp.	179	4,837
Constellation Brands, Inc. — Class A*	239	4,302
Dean Foods Co.*	238	2,111
SUPERVALU, Inc.	277	1,845

Total Consumer Staples		1,577,760

Energy — 8.8%
Exxon Mobil Corp.	6,337	460,256
Chevron Corp.	2,611	241,570
ConocoPhillips	1,790	113,343
Schlumberger Ltd.	1,759	105,065
Occidental Petroleum Corp.	1,059	75,718
Anadarko Petroleum Corp.	652	41,109
Apache Corp.	500	40,120
Halliburton Co.	1,197	36,532
Devon Energy Corp.	543	30,104
National Oilwell Varco, Inc.	549	28,120
Baker Hughes, Inc.	569	26,265
EOG Resources, Inc.	350	24,854
Chesapeake Energy Corp.	860	21,973
Spectra Energy Corp.	852	20,900
Hess Corp.	390	20,459
Marathon Oil Corp.	929	20,048
Williams Companies, Inc.	768	18,693
El Paso Corp.	1,002	17,515
Noble Energy, Inc.	230	16,284
Southwestern Energy Co.*	449	14,965
Valero Energy Corp.	750	13,335
Cameron International Corp.*	319	13,251
Marathon Petroleum Corp.	465	12,583
Range Resources Corp.	209	12,218
Peabody Energy Corp.	349	11,824
FMC Technologies, Inc.*	310	11,656
Murphy Oil Corp.	250	11,040
Equities Corp.	191	10,192
Consol Energy, Inc.	300	10,179
Pioneer Natural Resources Co.	149	9,800
Noble Corp.	329	9,656
Cabot Oil & Gas Corp.	136	8,420
Newfield Exploration Co.*	172	6,827
QEP Resources, Inc.	230	6,226
Denbury Resources, Inc.*	519	5,969
Helmerich & Payne, Inc.	139	5,643
Alpha Natural Resources, Inc.*	290	5,130
Rowan Companies, Inc.*	163	4,921
Diamond Offshore Drilling, Inc.	89	4,872
Sunoco, Inc.	155	4,807
Nabors Industries Ltd.*	371	4,548
Tesoro Corp.	186	3,621

Total Energy		1,560,611

Consumer Discretionary — 7.9%
McDonald’s Corp.	1,344	118,030
Amazon.com, Inc.*	470	101,628
Comcast Corp. — Class A	3,583	74,885
Walt Disney Co.	2,419	72,957
Home Depot, Inc.	2,039	67,022
Ford Motor Co.*	4,952	47,886
News Corp. — Class A	2,982	46,132
Target Corp.	880	43,155
NIKE, Inc. — Class B	490	41,900
Time Warner, Inc.	1,362	40,819
DIRECTV — Class A*	962	40,645
Starbucks Corp.	970	36,171
Lowe’s Companies, Inc.	1,643	31,776
Yum! Brands, Inc.	605	29,881
Viacom, Inc. — Class B	749	29,016
TJX Companies, Inc.	497	27,569
Priceline.com, Inc.	60	26,968
Time Warner Cable, Inc. — Class A	424	26,572
Johnson Controls, Inc.	887	23,390
Coach, Inc.	377	19,540
Bed Bath & Beyond, Inc.*	319	18,282
Carnival Corp.	600	18,180
Kohl’s Corp.	364	17,872
CBS Corp. — Class B	872	17,771
McGraw-Hill Companies, Inc.	393	16,113
Macy’s, Inc.	557	14,660
VF Corp.	113	13,732
Discovery Communications, Inc. — Class A*	357	13,430
Omnicom Group, Inc.	364	13,410
Limited Brands, Inc.	323	12,439
Chipotle Mexican Grill, Inc.*	41	12,421
Wynn Resorts Ltd.	107	12,314
Staples, Inc.	924	12,289
AutoZone, Inc.*	37	11,810
Ross Stores, Inc.	150	11,804

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 75.5% (continued)
Consumer Discretionary — 7.9% (continued)
O’Reilly Automotive, Inc.*	177	$11,794
Mattel, Inc.	447	11,573
Harley-Davidson, Inc.	312	10,711
Ralph Lauren Corp.	82	10,635
Genuine Parts Co.	199	10,109
Tiffany & Co.	166	10,096
Marriott International, Inc. — Class A	368	10,024
Nordstrom, Inc.	213	9,730
Starwood Hotels & Resorts Worldwide, Inc.	250	9,705
Best Buy Company, Inc.	395	9,203
Family Dollar Stores, Inc.	157	7,985
Netflix, Inc.*	67	7,582
Darden Restaurants, Inc.	175	7,481
The Gap, Inc.	452	7,340
CarMax, Inc.*	292	6,964
Abercrombie & Fitch Co. — Class A	110	6,772
Expedia, Inc.	254	6,540
Apollo Group, Inc. — Class A	160	6,338
Wyndham Worldwide Corp.	214	6,101
International Game Technology	389	5,652
H&R Block, Inc.	399	5,311
Hasbro, Inc.	158	5,152
JC Penney Company, Inc.	186	4,981
Scripps Networks Interactive, Inc. — Class A	132	4,906
Whirlpool Corp.	96	4,791
Cablevision Systems Corp. — Class A	293	4,609
Newell Rubbermaid, Inc.	380	4,511
Interpublic Group of Companies, Inc.	624	4,493
GameStop Corp. — Class A*	180	4,158
Leggett & Platt, Inc.	181	3,582
Urban Outfitters, Inc.*	154	3,437
DR Horton, Inc.	362	3,272
Goodyear Tire & Rubber Co.*	316	3,188
Big Lots, Inc.*	85	2,961
DeVry, Inc.	80	2,957
Gannett Company, Inc.	310	2,954
Sears Holdings Corp.*	50	2,876
Lennar Corp. — Class A	209	2,830
Harman International Industries, Inc.	90	2,572
Washington Post Co. — Class B	7	2,289
AutoNation, Inc.*	65	2,131
Pulte Group, Inc.*	439	1,734

Total Consumer Discretionary		1,414,499

Industrials — 7.8%
General Electric Co.	13,813	210,510
United Technologies Corp.	1,184	83,306
United Parcel Service, Inc. — Class B	1,277	80,643
3M Co.	922	66,190
Caterpillar, Inc.	844	62,321
Boeing Co.	967	58,513
Union Pacific Corp.	636	51,942
Honeywell International, Inc.	1,019	44,744
Emerson Electric Co.	971	40,112
Deere & Co.	539	34,803
Danaher Corp.	739	30,994
Precision Castparts Corp.	186	28,916
FedEx Corp.	410	27,749
Norfolk Southern Corp.	453	27,642
General Dynamics Corp.	472	26,852
CSX Corp.	1,428	26,661
Illinois Tool Works, Inc.	640	26,624
Lockheed Martin Corp. — Class A	359	26,078
Tyco International Ltd.	605	24,654
Cummins, Inc.	250	20,415
Waste Management, Inc.	615	20,024
Goodrich Corp.	160	19,309
Raytheon Co.	461	18,841
Northrop Grumman Corp.	360	18,778
PACCAR, Inc.	480	16,234
Eaton Corp.	440	15,620
CH Robinson Worldwide, Inc.	217	14,858
Parker Hannifin Corp.	202	12,752
Fastenal Co.	382	12,713
Ingersoll-Rand plc	430	12,079
WW Grainger, Inc.	79	11,814
Republic Services, Inc. — Class A	419	11,757
Dover Corp.	242	11,277
Expeditors International of Washington, Inc.	275	11,151
Stanley Black & Decker, Inc.	219	10,753
Fluor Corp.	227	10,567
Rockwell Collins, Inc.	200	10,552
Rockwell Automation, Inc.	187	10,472
ITT Corp.	240	10,080
Stericycle, Inc.*	110	8,879
Joy Global, Inc.	137	8,546
Iron Mountain, Inc.	269	8,506
L-3 Communications Holdings, Inc.	137	8,490
Southwest Airlines Co.	1,052	8,458
Roper Industries, Inc.	120	8,269
Textron, Inc.	358	6,315
Pall Corp.	147	6,233
Jacobs Engineering Group, Inc.*	170	5,489
Quanta Services, Inc.*	277	5,205
Flowserve Corp.	70	5,180
Pitney Bowes, Inc.	263	4,944
Equifax, Inc.	160	4,918
First Solar, Inc.*	77	4,867
Robert Half International, Inc.	189	4,011
Cintas Corp.	142	3,996
Dun & Bradstreet Corp.	60	3,676
Avery Dennison Corp.	138	3,461
RR Donnelley & Sons Co.	242	3,417
Snap-on, Inc.	76	3,374
Masco Corp.	466	3,318
Ryder System, Inc.	63	2,363

Total Industrials		1,381,215

Utilities — 3.0%
Southern Co.	1,122	47,539
Dominion Resources, Inc.	742	37,671

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 75.5% (continued)
Utilities — 3.0% (continued)
Exelon Corp.	860	$36,645
Duke Energy Corp.	1,740	34,783
NextEra Energy, Inc.	547	29,549
FirstEnergy Corp.	540	24,251
American Electric Power Company, Inc.	624	23,724
PG&E Corp.	527	22,297
Public Service Enterprise Group, Inc.	659	21,991
Consolidated Edison, Inc.	380	21,668
PPL Corp.	749	21,376
Progress Energy, Inc.	382	19,757
Edison International	429	16,409
Sempra Energy	312	16,068
Xcel Energy, Inc.	627	15,481
Entergy Corp.	230	15,247
CenterPoint Energy, Inc.	551	10,811
DTE Energy Co.	220	10,784
Constellation Energy Group, Inc.	259	9,858
Wisconsin Energy Corp.	309	9,669
Ameren Corp.	310	9,229
Oneok, Inc.	135	8,915
AES Corp.*	860	8,394
NiSource, Inc.	369	7,889
Northeast Utilities	230	7,739
NRG Energy, Inc.*	309	6,554
CMS Energy Corp.	328	6,491
Pinnacle West Capital Corp.	142	6,097
SCANA Corp.	148	5,987
Pepco Holdings, Inc.	290	5,487
Integrys Energy Group, Inc.	102	4,959
TECO Energy, Inc.	280	4,796
Nicor, Inc.	59	3,246

Total Utilities		531,361

Materials — 2.5%
EI du Pont de Nemours & Co.	1,210	48,364
Monsanto Co.	692	41,548
Newmont Mining Corp.	648	40,759
Freeport-McMoRan Copper & Gold, Inc.	1,235	37,606
Praxair, Inc.	390	36,457
Dow Chemical Co.	1,539	34,566
Air Products & Chemicals, Inc.	277	21,154
Mosaic Co.	360	17,629
Ecolab, Inc.	302	14,765
PPG Industries, Inc.	205	14,485
Alcoa, Inc.	1,391	13,312
International Paper Co.	570	13,252
Nucor Corp.	410	12,972
CF Industries Holdings, Inc.	90	11,105
Cliffs Natural Resources, Inc.	194	9,927
Sigma-Aldrich Corp.	159	9,825
Sherwin-Williams Co.	112	8,324
Ball Corp.	213	6,607
FMC Corp.	92	6,363
Eastman Chemical Co.	91	6,236
Airgas, Inc.	89	5,680
International Flavors & Fragrances, Inc.	100	5,622
MeadWestvaco Corp.	220	5,403
Allegheny Technologies, Inc.	139	5,142
Vulcan Materials Co.	168	4,630
United States Steel Corp.	186	4,094
Bemis Company, Inc.	132	3,869
Sealed Air Corp.	204	3,407
Owens-Illinois, Inc.	214	3,236
Titanium Metals Corp.	109	1,633
AK Steel Holding Corp.	139	909

Total Materials		448,881

Telecommunication Services — 2.5%
AT&T, Inc.	7,726	220,345
Verizon Communications, Inc.	3,689	135,755
American Tower Corp. — Class A*	520	27,976
CenturyLink, Inc.	800	26,496
Sprint Nextel Corp.*	3,902	11,862
Frontier Communications Corp.	1,292	7,894
Windstream Corp.	665	7,754
MetroPCS Communications, Inc.*	384	3,345

Total Telecommunication Services		441,427

Total Common Stocks
(Cost $8,654,895)		13,410,772

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 18.0%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$1,031,295	1,031,295
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	802,119	802,119
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	785,845	785,845
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	572,942	572,942

Total Repurchase Agreements (Cost $3,192,201)		3,192,201

Total Investments — 93.5% (Cost $11,847,096)		$16,602,973

Cash & Other Assets, Less Liabilities — 6.5%		1,153,839

Total Net Assets — 100.0%		$17,756,812

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,282,600)	76	$(214,112)

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11 [2] (Notional Value $1,028,384)	909	(4,018)
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,174,900)	1,038	(14,712)
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,575,816)	1,393	(40,395)
Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11 [2] (Notional Value $5,093,357)	4,502	(140,451)

(Total Notional Value $8,872,457)		$(199,576)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 100.0%
Gold — 65.1%
Newmont Mining Corp.	87,328	$5,492,931
Barrick Gold Corp.	115,123	5,370,488
Goldcorp, Inc.	94,691	4,321,697
Yamana Gold, Inc.	216,705	2,960,190
Agnico-Eagle Mines Ltd.	46,258	2,753,276
Kinross Gold Corp.	171,839	2,539,781
AngloGold Ashanti Ltd. ADR	55,057	2,277,158
Eldorado Gold Corp.	130,257	2,232,605
Gold Fields Ltd. ADR	141,923	2,174,260
Randgold Resources Ltd. ADR	22,053	2,132,966
IAMGOLD Corp.	105,886	2,094,425
Cia de Minas Buenaventura S.A. ADR	55,318	2,087,701
Royal Gold, Inc.	26,006	1,665,944
Allied Nevada Gold Corp.*	44,552	1,595,407
Harmony Gold Mining Company Ltd. ADR	109,600	1,285,608
New Gold, Inc.*	112,614	1,154,294
AuRico Gold, Inc.*	96,149	903,801
US Gold Corp.*	176,325	707,063
Novagold Resources, Inc.*	106,369	686,080
Jaguar Mining, Inc.*	105,356	495,173
Seabridge Gold, Inc.*	14,000	314,720
Rare Element Resources Ltd.*	40,426	205,364
Golden Star Resources Ltd.*	94,100	175,026

Total Gold		45,625,958

Precious Metals & Minerals — 23.1%
Silver Wheaton Corp.	161,925	4,768,691
Coeur d’Alene Mines Corp.*	103,044	2,209,263
Pan American Silver Corp.	69,834	1,869,456
Hecla Mining Co.*	296,485	1,589,160
Endeavour Silver Corp.*	162,324	1,457,670
Silvercorp Metals, Inc.	158,273	1,251,940
Silver Standard Resources, Inc.*	61,185	1,122,745
Stillwater Mining Co.*	115,584	982,464
Gold Resource Corp.	40,136	668,264
North American Palladium Ltd.*	110,148	280,878

Total Precious Metals & Minerals		16,200,531

Diversified Metals & Mining — 11.8%
Freeport-McMoRan Copper & Gold, Inc.	155,904	4,747,277
Southern Copper Corp.	81,942	2,047,731
Titanium Metals Corp.	95,797	1,435,039

Total Diversified Metals & Mining		8,230,047

Total Common Stocks (Cost $39,830,088)		70,056,536

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$514,072	514,072

Total Repurchase Agreement (Cost $514,072)		514,072

Total Investments — 100.7% (Cost $40,344,160)		$70,570,608

Liabilities, Less Cash & Other Assets — (0.7)%		(501,712)

Total Net Assets — 100.0%		$70,068,896

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.4%
Real Estate Investment Trusts (REITs) — 94.4%
Specialized REIT’s — 23.8%
Public Storage	3,965	$441,503
HCP, Inc.	10,589	371,250
Ventas, Inc.	7,433	367,190
Health Care REIT, Inc.	5,860	274,248
Host Hotels & Resorts, Inc.	20,632	225,714
Plum Creek Timber Company, Inc.	6,407	222,387
Rayonier, Inc.	5,310	195,355
Senior Housing Properties Trust	8,227	177,210
Hospitality Properties Trust	7,166	152,134
Extra Space Storage, Inc.	6,668	124,225
Entertainment Properties Trust	3,149	122,748
LaSalle Hotel Properties	5,798	111,322
Omega Healthcare Investors, Inc.	6,974	111,096
Healthcare Realty Trust, Inc.	6,030	101,606
Potlatch Corp.	3,154	99,414
DiamondRock Hospitality Co.	12,653	88,444
Medical Properties Trust, Inc.	9,799	87,701
Sovran Self Storage, Inc.	2,341	87,015
CubeSmart	9,891	84,370
Strategic Hotels & Resorts, Inc.*	16,310	70,296
Sunstone Hotel Investors, Inc.*	11,221	63,847
Hersha Hospitality Trust — Class A	15,178	52,516

Total Specialized REIT’s		3,631,591

Retail REIT’s — 19.5%
Simon Property Group, Inc.	5,042	554,519
General Growth Properties, Inc.	24,362	294,780
Kimco Realty Corp.	14,878	223,616
Federal Realty Investment Trust	2,708	223,166
Macerich Co.	4,989	212,681
Realty Income Corp.	6,166	198,792
Regency Centers Corp.	4,482	158,349
National Retail Properties, Inc.	5,888	158,211
Taubman Centers, Inc.	3,114	156,665
DDR Corp.	14,037	153,003
Tanger Factory Outlet Centers	5,636	146,593
Weingarten Realty Investors	6,921	146,518
Equity One, Inc.	7,611	120,711
CBL & Associates Properties, Inc.	9,100	103,376
Glimcher Realty Trust	10,191	72,152
Pennsylvania Real Estate Investment Trust	6,045	46,728

Total Retail REIT’s		2,969,860

Residential REIT’s — 14.8%
Equity Residential	7,019	364,076
AvalonBay Communities, Inc.	2,600	296,530
UDR, Inc.	8,834	195,585
Essex Property Trust, Inc.	1,543	185,222
Camden Property Trust	3,333	184,182
American Campus Communities, Inc.	4,388	163,277
BRE Properties, Inc.	3,833	162,289
Equity Lifestyle Properties, Inc.	2,462	154,367
Apartment Investment & Management Co. — Class A	6,819	150,836
Home Properties, Inc.	2,525	143,319
Mid-America Apartment Communities, Inc.	2,334	140,553
Post Properties, Inc.	3,497	121,486

Total Residential REIT’s		2,261,722

Office REIT’s — 14.8%
Boston Properties, Inc.	3,728	332,165
Digital Realty Trust, Inc.	3,978	219,426
SL Green Realty Corp.	3,210	186,662
Alexandria Real Estate Equities, Inc.	2,828	173,611
Piedmont Office Realty Trust, Inc. — Class A	9,240	149,411
Duke Realty Corp.	13,566	142,443
Mack-Cali Realty Corp.	5,222	139,688
BioMed Realty Trust, Inc.	8,329	138,012
Douglas Emmett, Inc.	8,049	137,638
Highwoods Properties, Inc.	4,665	131,833
Kilroy Realty Corp.	3,890	121,757
Corporate Office Properties Trust	4,871	106,090
CommonWealth REIT	5,444	103,273
Brandywine Realty Trust	10,910	87,389
Lexington Realty Trust	12,941	84,634

Total Office REIT’s		2,254,032

Mortgage REIT’s — 9.9%
Annaly Capital Management, Inc.	22,912	381,027
American Capital Agency Corp.	7,803	211,461
MFA Financial, Inc.	20,560	144,331
Hatteras Financial Corp.	5,111	128,593
Starwood Property Trust, Inc.	6,789	116,499
CYS Investments, Inc.	8,095	97,868
Invesco Mortgage Capital, Inc.	6,519	92,113
Anworth Mortgage Asset Corp.	13,227	89,944
Capstead Mortgage Corp.	7,700	88,858
Two Harbors Investment Corp.	9,310	82,207
Redwood Trust, Inc.	7,315	81,709

Total Mortgage REIT’s		1,514,610

Diversified REIT’s — 5.8%
Vornado Realty Trust	4,484	334,596
Liberty Property Trust	5,978	174,020
Washington Real Estate Investment Trust	4,536	127,824
Colonial Properties Trust	6,442	116,987
PS Business Parks, Inc.	1,430	70,842
Cousins Properties, Inc.	11,001	64,356

Total Diversified REIT’s		888,625

Industrial REIT’s — 4.2%
ProLogis, Inc.	11,483	278,463
DuPont Fabros Technology, Inc.	4,914	96,757
EastGroup Properties, Inc.	2,516	95,960
DCT Industrial Trust, Inc.	21,763	95,539
First Industrial Realty Trust, Inc.*	8,953	71,624

Total Industrial REIT’s		638,343

Forest Products — 1.6%
Weyerhaeuser Co.	16,024	249,173

Total Real Estate Investment Trusts (REITs)		14,407,956

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.4% (continued)
Real Estate Management & Development — 5.0%
Real Estate Services — 1.8%
CBRE Group, Inc. — Class A*	11,800	$158,828
Jones Lang LaSalle, Inc.	2,189	113,412

Total Real Estate Services		272,240

Real Estate Operating Companies — 1.5%
Brookfield Office Properties, Inc.	16,358	225,250

Diversified Real Estate Activities — 0.7%
St. Joe Co.*	7,182	107,658

Real Estate Management & Development — 0.6%
Forest City Enterprises, Inc. — Class A*	9,185	97,912

Real Estate Development — 0.4%
Howard Hughes Corp.*	1,255	52,836

Total Real Estate Management & Development		755,896

Total Common Stocks (Cost $9,378,483)		15,163,852

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.3%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$40,910	40,910

Total Repurchase Agreement (Cost $40,910)		40,910

Total Investments — 99.7% (Cost $9,419,393)		$15,204,762

Cash & Other Assets, Less Liabilities — 0.3%		52,709

Total Net Assets — 100.0%		$15,257,471

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

REIT	Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.7%
Apparel Retail — 18.3%
TJX Companies, Inc.	3,548	$196,808
Limited Brands, Inc.	3,765	144,990
Ross Stores, Inc.	1,626	127,950
The Gap, Inc.	7,342	119,234
Abercrombie & Fitch Co. — Class A	1,484	91,355
Foot Locker, Inc.	3,439	69,089
Urban Outfitters, Inc.*	3,060	68,299
American Eagle Outfitters, Inc.	5,106	59,842
Guess?, Inc.	2,003	57,065
DSW, Inc. — Class A	1,227	56,663
Ascena Retail Group, Inc.*	2,027	54,871
Buckle, Inc.	1,384	53,229
Chico’s FAS, Inc.	4,555	52,064
Childrens Place Retail Stores, Inc.*	989	46,018
Jos A. Bank Clothiers, Inc.*	966	45,045
Men’s Wearhouse, Inc.	1,641	42,797
Finish Line, Inc. — Class A	2,090	41,779
ANN, Inc.*	1,828	41,752
Aeropostale, Inc.*	2,821	30,495

Total Apparel Retail		1,399,345

Internet Retail — 10.7%
Amazon.com, Inc.*	1,973	426,622
Priceline.com, Inc.	405	182,031
Expedia, Inc.	4,015	103,386
Netflix, Inc.*	572	64,728
Shutterfly, Inc.*	994	40,933

Total Internet Retail		817,700

Hypermarkets & Super Centers — 10.7%
Wal-Mart Stores, Inc.	10,789	559,949
Costco Wholesale Corp.	3,134	257,364

Total Hypermarkets & Super Centers		817,313

Specialty Stores — 10.4%
Staples, Inc.	9,237	122,852
Tiffany & Co.	1,685	102,482
PetSmart, Inc.	2,121	90,461
Tractor Supply Co.	1,361	85,131
Dick’s Sporting Goods, Inc.*	2,406	80,505
Ulta Salon Cosmetics & Fragrance, Inc.	1,280	79,654
Sally Beauty Holdings, Inc.*	4,304	71,446
Signet Jewelers Ltd.	1,827	61,753
Cabela’s, Inc.*	1,873	38,378
Hibbett Sports, Inc.*	1,082	36,669
Barnes & Noble, Inc.	2,497	29,539

Total Specialty Stores		798,870

Department Stores — 9.1%
Kohl’s Corp.	3,050	149,755
Macy’s, Inc.	5,114	134,600
Nordstrom, Inc.	2,816	128,635
JC Penney Company, Inc.	3,509	93,971
Sears Holdings Corp.*	1,337	76,904
Dillard’s, Inc. — Class A	1,327	57,698
Saks, Inc.*	5,166	45,202

Total Department Stores		686,765

General Merchandise Stores — 8.6%
Target Corp.	4,971	243,778
Dollar Tree, Inc.*	1,772	133,095
Dollar General Corp.*	2,812	106,181
Family Dollar Stores, Inc.	2,030	103,246
Big Lots, Inc.*	2,000	69,660

Total General Merchandise Stores		655,960

Automotive Retail — 7.7%
AutoZone, Inc.*	499	159,276
O’Reilly Automotive, Inc.*	1,972	131,394
Advance Auto Parts, Inc.	1,532	89,009
AutoNation, Inc.*	2,634	86,342
CarMax, Inc.*	3,476	82,903
Group 1 Automotive, Inc.	990	35,194

Total Automotive Retail		584,118

Home Improvement Retail — 6.4%
Home Depot, Inc.	8,919	293,168
Lowe’s Companies, Inc.	10,099	195,315

Total Home Improvement Retail		488,483

Drug Retail — 6.2%
CVS Caremark Corp.	8,096	271,864
Walgreen Co.	6,085	200,136

Total Drug Retail		472,000

Homefurnishing Retail — 4.2%
Bed Bath & Beyond, Inc.*	2,758	158,061
Williams-Sonoma, Inc.	2,239	68,939
Aaron’s, Inc.	2,247	56,737
Pier 1 Imports, Inc.*	4,197	41,047

Total Homefurnishing Retail		324,784

Computer & Electronics Retail — 3.5%
Best Buy Company, Inc.	4,655	108,461
GameStop Corp. — Class A*	3,075	71,032
Rent-A-Center, Inc.	1,683	46,198
RadioShack Corp.	3,798	44,133

Total Computer & Electronics Retail		269,824

Distributors — 2.4%
Genuine Parts Co.	2,261	114,859
LKQ Corp.*	2,764	66,778

Total Distributors		181,637

Catalog Retail — 1.5%
Liberty Interactive Corp. — Class A*	7,871	116,255

Total Common Stocks (Cost $5,359,575)		7,613,054

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.9%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$69,882	$69,882

Total Repurchase Agreement (Cost $69,882)		69,882

Total Investments — 100.6% (Cost $5,429,457)		$7,682,936

Liabilities & Other Assets — (0.6)%		(44,670)

Total Net Assets — 100.0%		$7,638,266

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

Other Information (unaudited)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5%
Financials — 10.9%
American Campus Communities, Inc.	150	$5,582
MFA Financial, Inc.	761	5,342
National Retail Properties, Inc.	183	4,917
Signature Bank*	100	4,773
Tanger Factory Outlet Centers	180	4,682
Home Properties, Inc.	82	4,654
BioMed Realty Trust, Inc.	280	4,640
Mid-America Apartment Communities, Inc.	76	4,577
ProAssurance Corp.	63	4,537
Equity Lifestyle Properties, Inc.	70	4,389
Hancock Holding Co.	160	4,285
Highwoods Properties, Inc.	150	4,239
Hatteras Financial Corp.	164	4,126
Washington Real Estate Investment Trust	143	4,030
Entertainment Properties Trust	100	3,898
Kilroy Realty Corp.	120	3,756
Extra Space Storage, Inc.	197	3,670
Post Properties, Inc.	105	3,648
Alterra Capital Holdings Ltd.	191	3,623
CBL & Associates Properties, Inc.	313	3,556
SVB Financial Group*	96	3,552
Invesco Mortgage Capital, Inc.	251	3,547
LaSalle Hotel Properties	183	3,514
Starwood Property Trust, Inc.	202	3,466
Omega Healthcare Investors, Inc.	215	3,425
Colonial Properties Trust	183	3,323
Prosperity Bancshares, Inc.	100	3,268
Apollo Investment Corp.	416	3,128
Cash America International, Inc.	60	3,070
Stifel Financial Corp.*	115	3,054
First Cash Financial Services, Inc.*	69	2,895
First American Financial Corp.	223	2,854
Potlatch Corp.	90	2,837
Ezcorp, Inc. — Class A*	99	2,825
Iberiabank Corp.	59	2,777
Healthcare Realty Trust, Inc.	162	2,730
RLI Corp.	42	2,670
Two Harbors Investment Corp.	302	2,667
Northwest Bancshares, Inc.	223	2,656
FirstMerit Corp.	233	2,647
Knight Capital Group, Inc. — Class A*	215	2,614
CNO Financial Group, Inc.*	475	2,570
Platinum Underwriters Holdings Ltd.	83	2,552
DiamondRock Hospitality Co.	361	2,523
Trustmark Corp.	135	2,450
DuPont Fabros Technology, Inc.	123	2,422
DCT Industrial Trust, Inc.	528	2,318
Westamerica Bancorporation	60	2,299
Montpelier Re Holdings Ltd.	130	2,298
Webster Financial Corp.	150	2,295
EastGroup Properties, Inc.	60	2,288
FNB Corp.	267	2,288
UMB Financial Corp.	70	2,246
Sovran Self Storage, Inc.	60	2,230
Portfolio Recovery Associates, Inc.*	35	2,178
Medical Properties Trust, Inc.	243	2,175
United Bankshares, Inc.	108	2,170
CYS Investments, Inc.	179	2,164
Delphi Financial Group, Inc. — Class A	99	2,130
Umpqua Holdings Corp.	242	2,127
National Health Investors, Inc.	50	2,106
Ocwen Financial Corp.*	159	2,100
Capstead Mortgage Corp.	180	2,077
PHH Corp.*	125	2,010
PS Business Parks, Inc.	40	1,982
DFC Global Corp.*	90	1,967
Prospect Capital Corp.	230	1,934
Cathay General Bancorp	169	1,923
World Acceptance Corp.*	34	1,902
Redwood Trust, Inc.	170	1,899
Texas Capital Bancshares, Inc.	83	1,897
Old National Bancorp	203	1,892
Anworth Mortgage Asset Corp.	275	1,870
Wintrust Financial Corp.	72	1,858
National Penn Bancshares, Inc.	265	1,858
First Financial Bankshares, Inc.	70	1,831
Tower Group, Inc.	80	1,829
Equity One, Inc.	115	1,824
CubeSmart	213	1,817
MB Financial, Inc.	120	1,766
Harleysville Group, Inc.	30	1,766
Sun Communities, Inc.	50	1,759
Community Bank System, Inc.	77	1,747
Pebblebrook Hotel Trust	111	1,737
Franklin Street Properties Corp.	152	1,719
Argo Group International Holdings Ltd.	60	1,702
Park National Corp.	32	1,692
Lexington Realty Trust	255	1,668
First Financial Bancorp	120	1,656
Glimcher Realty Trust	230	1,628
Strategic Hotels & Resorts, Inc.*	374	1,612
BancorpSouth, Inc.	183	1,607
LTC Properties, Inc.	63	1,595
Government Properties Income Trust	74	1,592
Solar Capital Ltd.	79	1,590
Oritani Financial Corp.	123	1,582
Infinity Property & Casualty Corp.	30	1,574
MarketAxess Holdings, Inc.	60	1,561
Acadia Realty Trust	83	1,552
Susquehanna Bancshares, Inc.	280	1,532
First Industrial Realty Trust, Inc.*	190	1,520
Primerica, Inc.	70	1,509
Selective Insurance Group, Inc.	115	1,501
CVB Financial Corp.	193	1,484
MF Global Holdings Ltd.*	352	1,454
Financial Engines, Inc.*	80	1,449
International Bancshares Corp.	110	1,446
Sunstone Hotel Investors, Inc.*	253	1,440

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 49.5% (continued)
Financials — 10.9% (continued)
Astoria Financial Corp.	184	$1,415
Glacier Bancorp, Inc.	150	1,405
Fifth Street Finance Corp.	150	1,398
Provident Financial Services, Inc.	130	1,398
Associated Estates Realty Corp.	90	1,391
Walter Investment Management Corp.	59	1,353
First Potomac Realty Trust	105	1,309
Education Realty Trust, Inc.	150	1,288
NBT Bancorp, Inc.	69	1,285
Investors Bancorp, Inc.*	100	1,263
American Assets Trust, Inc.	70	1,257
Bank of the Ozarks, Inc.	60	1,256
Greenlight Capital Re Ltd. — Class A*	60	1,244
Investors Real Estate Trust	170	1,224
Columbia Banking System, Inc.	83	1,189
Symetra Financial Corp.	145	1,182
First Midwest Bancorp, Inc.	160	1,171
Cousins Properties, Inc.	200	1,170
Inland Real Estate Corp.	160	1,168
iStar Financial, Inc.*	200	1,164
American Equity Investment Life Holding Co.	130	1,138
Safety Insurance Group, Inc.	30	1,135
BlackRock Kelso Capital Corp.	155	1,131
KBW, Inc.	81	1,117
Amtrust Financial Services, Inc.	50	1,113
Nelnet, Inc. — Class A	59	1,108
CreXus Investment Corp.	124	1,101
ARMOUR Residential REIT, Inc.	160	1,088
Pico Holdings, Inc.*	53	1,087
Home Bancshares, Inc.	50	1,061
Compass Diversified Holdings	87	1,060
Employers Holdings, Inc.	83	1,059
Enstar Group Ltd.*	11	1,048
Navigators Group, Inc.*	24	1,037
Retail Opportunity Investments Corp.	93	1,030
Hersha Hospitality Trust — Class A	297	1,028
National Financial Partners Corp.*	90	985
Meadowbrook Insurance Group, Inc.	110	980
Horace Mann Educators Corp.	85	970
S&T Bancorp, Inc.	60	970
Oriental Financial Group, Inc.	100	967
BGC Partners, Inc. — Class A	160	965
PrivateBancorp, Inc. — Class A	127	955
PennyMac Mortgage Investment Trust	60	954
Cohen & Steers, Inc.	33	949
Brookline Bancorp, Inc.	123	948
Boston Private Financial Holdings, Inc.	160	941
Independent Bank Corp.	43	935
Pennsylvania Real Estate Investment Trust	120	928
WesBanco, Inc.	53	917
Colony Financial, Inc.	71	917
Banco Latinoamericano de Comercio Exterior S.A.	60	914
Evercore Partners, Inc. — Class A	40	912
ViewPoint Financial Group	79	905
Credit Acceptance Corp.*	14	901
PennantPark Investment Corp.	100	892
Trustco Bank Corp.	200	892
Chemical Financial Corp.	58	888
State Bank Financial Corp.*	70	883
PacWest Bancorp	63	878
Investment Technology Group, Inc.*	89	871
Flagstone Reinsurance Holdings S.A.	112	868
Urstadt Biddle Properties, Inc. — Class A	53	846
Western Alliance Bancorporation*	153	838
FPIC Insurance Group, Inc.*	20	837
Hercules Technology Growth Capital, Inc.	98	835
First Commonwealth Financial Corp.	225	833
Advance America Cash Advance Centers, Inc.	113	832
City Holding Co.	30	810
AMERISAFE, Inc.*	43	792
SCBT Financial Corp.	32	790
Forestar Group, Inc.*	72	786
Chesapeake Lodging Trust	65	785
RLJ Lodging Trust	60	766
Resource Capital Corp.	153	765
United Community Banks, Inc.*	90	764
Sabra Health Care REIT, Inc.	80	763
Maiden Holdings Ltd.	103	761
Triangle Capital Corp.	50	761
United Fire & Casualty Co.	43	761
MGIC Investment Corp.*	406	759
Ashford Hospitality Trust, Inc.	108	758
Community Trust Bancorp, Inc.	32	745
Pinnacle Financial Partners, Inc.*	68	744
Sterling Financial Corp.*	60	743
Capital Southwest Corp.	10	740
Tejon Ranch Co.*	31	740
Universal Health Realty Income Trust	22	739
Berkshire Hills Bancorp, Inc.	40	739
Sandy Spring Bancorp, Inc.	50	731
Flushing Financial Corp.	67	724
Encore Capital Group, Inc.*	33	721
Getty Realty Corp.	50	721
Simmons First National Corp. — Class A	33	716
Tompkins Financial Corp.	20	716
Main Street Capital Corp.	40	710
First Busey Corp.	161	700
Dime Community Bancshares, Inc.	69	699
Virtus Investment Partners, Inc.*	13	697
Diamond Hill Investment Group, Inc.	10	694

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Financials — 10.9% (continued)
NorthStar Realty Finance Corp.	210	$693
Duff & Phelps Corp. — Class A	65	693
Newcastle Investment Corp.	170	692
Campus Crest Communities, Inc.	63	685
Dynex Capital, Inc.	85	685
Lakeland Financial Corp.	33	682
Ramco-Gershenson Properties Trust	83	681
Excel Trust, Inc.	70	673
FBL Financial Group, Inc. — Class A	24	639
MCG Capital Corp.	160	634
1st Source Corp.	30	625
Radian Group, Inc.	285	624
Renasant Corp.	49	624
Rockville Financial, Inc.	65	616
Washington Trust Bancorp, Inc.	31	613
Hilltop Holdings, Inc.*	85	613
Southside Bancshares, Inc.	34	612
FelCor Lodging Trust, Inc.*	262	610
GFI Group, Inc.	150	603
Monmouth Real Estate Investment Corp. — Class A	76	603
Safeguard Scientifics, Inc.*	40	600
TICC Capital Corp.	73	596
Hudson Valley Holding Corp.	34	593
Piper Jaffray Cos.*	33	592
eHealth, Inc.*	43	587
OneBeacon Insurance Group Ltd. — Class A	43	587
Coresite Realty Corp.	40	574
TowneBank	50	569
Global Indemnity plc — Class A*	33	564
NewStar Financial, Inc.*	60	560
West Coast Bancorp*	40	560
Artio Global Investors, Inc. — Class A	70	557
Apollo Commercial Real Estate Finance, Inc.	42	553
First Financial Corp.	20	550
International FCStone, Inc.*	26	540
StellarOne Corp.	53	527
HFF, Inc. — Class A*	60	524
CapLease, Inc.	145	523
Beneficial Mutual Bancorp, Inc.*	70	522
Cardinal Financial Corp.	60	517
Kennedy-Wilson Holdings, Inc.	48	509
Citizens, Inc.*	79	506
Winthrop Realty Trust	58	504
Hudson Pacific Properties, Inc.	43	500
MVC Capital, Inc.	47	492
Nara Bancorp, Inc.*	80	486
Financial Institutions, Inc.	34	485
German American Bancorp, Inc.	30	484
Parkway Properties, Inc.	43	473
GAMCO Investors, Inc. — Class A	12	473
Univest Corporation of Pennsylvania	35	467
Provident New York Bancorp	80	466
Bancfirst Corp.	14	464
Northfield Bancorp, Inc.	35	463
FXCM, Inc. — Class A	33	463
Enterprise Financial Services Corp.	34	462
Arrow Financial Corp.	21	458
Sterling Bancorp — Class N	63	457
Westwood Holdings Group, Inc.	13	449
Banner Corp.	35	448
Kite Realty Group Trust	122	447
Citizens & Northern Corp.	30	446
WSFS Financial Corp.	14	442
United Financial Bancorp, Inc.	32	438
Agree Realty Corp.	20	436
Union First Market Bankshares Corp.	40	429
Baldwin & Lyons, Inc. — Class B	20	427
Bancorp Rhode Island, Inc.	10	424
Summit Hotel Properties, Inc.	60	424
Bancorp, Inc.*	59	422
Territorial Bancorp, Inc.	22	421
Tower Bancorp, Inc.	20	419
Fox Chase Bancorp, Inc.	33	418
Trico Bancshares	34	417
Epoch Holding Corp.	30	407
Saul Centers, Inc.	12	406
Ameris Bancorp*	46	401
Calamos Asset Management, Inc. — Class A	40	400
Eagle Bancorp, Inc.*	34	400
Bank of Marin Bancorp	12	396
Westfield Financial, Inc.	60	395
First Merchants Corp.	56	395
State Auto Financial Corp.	30	394
Alliance Financial Corp.	14	393
SY Bancorp, Inc.	21	391
Cowen Group, Inc. — Class A*	142	385
CNB Financial Corp.	30	385
Cedar Shopping Centers, Inc.	123	383
Farmer Mac — Class C	20	381
Franklin Financial Corp.*	34	375
Stewart Information Services Corp.	42	371
Kansas City Life Insurance Co.	12	370
American Safety Insurance Holdings Ltd.*	20	368
Wilshire Bancorp, Inc.*	132	362
Heartland Financial USA, Inc.	25	355
Republic Bancorp, Inc. — Class A	20	354
Camden National Corp.	13	354
Heritage Financial Corp.	32	353
Ladenburg Thalmann Financial Services, Inc.*	227	352
OceanFirst Financial Corp.	30	350
MainSource Financial Group, Inc.	40	349
STAG Industrial, Inc.	34	347
Presidential Life Corp.	42	345
Centerstate Banks, Inc.	66	345
Cogdell Spencer, Inc.	91	343
Center Financial Corp.*	73	342

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Financials — 10.9% (continued)
National Bankshares, Inc.	14	$338
Arlington Asset Investment Corp. — Class A	14	337
First Community Bancshares, Inc.	33	337
Great Southern Bancorp, Inc.	20	336
First Interstate Bancsystem, Inc. — Class A	31	332
Bryn Mawr Bank Corp.	20	331
ESB Financial Corp.	30	329
Lakeland Bancorp, Inc.	42	328
Penns Woods Bancorp, Inc.	10	328
Merchants Bancshares, Inc.	12	321
Oppenheimer Holdings, Inc. — Class A	20	321
State Bancorp, Inc.	30	317
Crawford & Co. — Class B	59	316
Gladstone Commercial Corp.	20	314
CoBiz Financial, Inc.	70	313
Ames National Corp.	20	313
Virginia Commerce Bancorp, Inc.*	53	311
Phoenix Companies, Inc.*	254	310
Central Pacific Financial Corp.*	30	310
Netspend Holdings, Inc.*	60	308
First Bancorp	30	301
Pacific Continental Corp.	42	298
Golub Capital BDC, Inc.	20	297
1st United Bancorp, Inc.*	60	296
One Liberty Properties, Inc.	20	293
Gladstone Investment Corp.	43	292
Doral Financial Corp.*	268	292
Washington Banking Co.	30	292
Abington Bancorp, Inc.	40	288
SeaBright Holdings, Inc.	40	288
OmniAmerican Bancorp, Inc.*	21	287
National Interstate Corp.	13	286
SWS Group, Inc.	60	281
RAIT Financial Trust	83	281
NGP Capital Resources Co.	43	281
Medallion Financial Corp.	30	279
Metro Bancorp, Inc.*	32	277
Gladstone Capital Corp.	40	274
First of Long Island Corp.	12	272
BofI Holding, Inc.*	20	269
First Defiance Financial Corp.*	20	268
Walker & Dunlop, Inc.*	23	267
Hanmi Financial Corp.*	321	266
Home Federal Bancorp, Inc.	34	266
BankFinancial Corp.	40	266
Primus Guaranty Ltd.*	50	264
West Bancorporation, Inc.	31	263
Consolidated-Tomoka Land Co.	10	263
Edelman Financial Group, Inc.	40	258
Chatham Lodging Trust	26	258
Terreno Realty Corp.	20	257
Pacific Capital Bancorp North America*	10	255
Bank Mutual Corp.	97	253
First Bancorp, Inc.	20	252
Mission West Properties, Inc.	33	250
FBR & Company*	103	245
EMC Insurance Group, Inc.	13	239
Bridge Bancorp, Inc.	13	238
Seacoast Banking Corporation of Florida*	160	235
Kohlberg Capital Corp.	40	234
Century Bancorp, Inc. — Class A	10	232
Kearny Financial Corp.	26	230
First Pactrust Bancorp, Inc.	20	227
Harris & Harris Group, Inc.*	63	224
MPG Office Trust, Inc.*	105	222
Peoples Bancorp, Inc.	20	220
THL Credit, Inc.	20	218
Meridian Interstate Bancorp, Inc.*	20	218
Encore Bancshares, Inc.*	20	213
Center Bancorp, Inc.	22	212
Marlin Business Services Corp.*	20	212
Sun Bancorp, Inc.*	80	212
ESSA Bancorp, Inc.	20	210
Capital City Bank Group, Inc.	20	208
Park Sterling Corp.*	60	205
Flagstar Bancorp, Inc.*	416	204
Bank of Kentucky Financial Corp.	10	203
Medley Capital Corp.	20	202
Sierra Bancorp	22	201
Bridge Capital Holdings*	20	201
Gleacher & Company, Inc.*	169	201
Nicholas Financial, Inc.	20	195
Orrstown Financial Services, Inc.	15	193
Solar Senior Capital Ltd.	13	186
Clifton Savings Bancorp, Inc.	20	183
UMH Properties, Inc.	20	182
JMP Group, Inc.	30	174
Southwest Bancorp, Inc.	40	169
Suffolk Bancorp	20	166
New Mountain Finance Corp.	13	165
Avatar Holdings, Inc.*	20	164
Donegal Group, Inc. — Class A	13	157
Hallmark Financial Services*	21	155
Heritage Commerce Corp.*	40	154
Universal Insurance Holdings, Inc.	40	154
Whitestone REIT — Class B	13	145
Cape Bancorp, Inc.*	20	141
First Financial Holdings, Inc.	35	140
Charter Financial Corp.	14	131
Midsouth Bancorp, Inc.	12	129
Taylor Capital Group, Inc.*	20	128
Enterprise Bancorp, Inc.	10	123
First Marblehead Corp.	113	115
Roma Financial Corp.	13	106
CIFC Corp.*	22	95
Independence Holding Co.	13	94
Hampton Roads Bankshares, Inc.*	20	94
Gain Capital Holdings, Inc.*	13	82
Cascade Bancorp*	14	82
Imperial Holdings, Inc.*	33	79
Capital Bank Corp.*	34	71
PMI Group, Inc.*	329	66

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Financials — 10.9% (continued)
Pzena Investment Management, Inc. — Class A	20	$66
Fortegra Financial Corp.*	10	53

Total Financials		450,643

Information Technology — 8.5%
Netlogic Microsystems, Inc.*	149	7,168
Jack Henry & Associates, Inc.	182	5,274
InterDigital, Inc.	100	4,658
SuccessFactors, Inc.*	183	4,207
Universal Display Corp.*	83	3,979
Parametric Technology Corp.*	252	3,876
Aruba Networks, Inc.*	183	3,827
RF Micro Devices, Inc.*	595	3,772
ADTRAN, Inc.	136	3,599
Hittite Microwave Corp.*	71	3,458
Finisar Corp.*	196	3,438
Concur Technologies, Inc.*	92	3,424
CommVault Systems, Inc.	90	3,335
QLIK Technologies, Inc.*	150	3,249
Blackboard, Inc.*	70	3,126
Wright Express Corp.*	81	3,081
Semtech Corp.*	143	3,017
Plantronics, Inc.	106	3,016
CACI International, Inc. — Class A*	60	2,996
Rambus, Inc.*	213	2,982
Microsemi Corp.*	180	2,876
Anixter International, Inc.	60	2,846
Aspen Technology, Inc.*	185	2,825
Cavium, Inc.*	103	2,782
Arris Group, Inc.*	264	2,719
j2 Global Communications, Inc.	100	2,690
Viasat, Inc.*	80	2,665
ValueClick, Inc.*	170	2,645
SolarWinds, Inc.	120	2,642
MAXIMUS, Inc.	73	2,548
FEI Co.*	83	2,487
Progress Software Corp.*	140	2,457
Cognex Corp.	90	2,440
Sapient Corp.	236	2,393
TiVo, Inc.*	255	2,382
MKS Instruments, Inc.	109	2,366
Cymer, Inc.*	63	2,342
Ultimate Software Group, Inc.*	50	2,336
OpenTable, Inc.*	50	2,301
Taleo Corp. — Class A*	87	2,238
Veeco Instruments, Inc.*	90	2,196
JDA Software Group, Inc.*	93	2,180
Cardtronics, Inc.*	95	2,177
Coherent, Inc.*	50	2,148
Littelfuse, Inc.	53	2,131
Quest Software, Inc.*	133	2,112
Convergys Corp.*	223	2,092
Cirrus Logic, Inc.*	141	2,078
Netgear, Inc.*	80	2,071
Take-Two Interactive Software, Inc.*	160	2,035
Blackbaud, Inc.	91	2,027
Mentor Graphics Corp.*	210	2,020
ACI Worldwide, Inc.*	70	1,928
Fair Isaac Corp.	85	1,856
Power Integrations, Inc.	60	1,837
Acxiom Corp.*	172	1,830
Cabot Microelectronics Corp.*	53	1,823
Entegris, Inc.*	283	1,806
Euronet Worldwide, Inc.*	113	1,779
Scansource, Inc.*	60	1,774
TriQuint Semiconductor, Inc. — Class A	353	1,772
Tyler Technologies, Inc.*	70	1,770
Infinera Corp.*	225	1,737
Plexus Corp.*	75	1,697
Benchmark Electronics, Inc.*	130	1,691
Comtech Telecommunications Corp.	60	1,685
Omnivision Technologies, Inc.*	120	1,685
Digital River, Inc.*	81	1,679
Synaptics, Inc.*	70	1,673
RightNow Technologies, Inc.*	50	1,652
Ancestry.com, Inc.*	70	1,645
Heartland Payment Systems, Inc.	83	1,637
Mantech International Corp. — Class A	52	1,632
Integrated Device Technology, Inc.*	315	1,622
Sourcefire, Inc.*	60	1,606
Earthlink, Inc.	234	1,528
Insight Enterprises, Inc.	100	1,514
NIC, Inc.	132	1,511
Synchronoss Technologies, Inc.*	60	1,495
NetSuite, Inc.*	55	1,486
MicroStrategy, Inc. — Class A*	13	1,483
Websense, Inc.*	85	1,470
Advent Software, Inc.*	70	1,460
Diodes, Inc.*	80	1,434
Unisys Corp.*	90	1,412
DealerTrack Holdings, Inc.*	90	1,410
Manhattan Associates, Inc.*	42	1,389
Bottomline Technologies, Inc.*	68	1,370
Blue Coat Systems, Inc.*	97	1,346
OSI Systems, Inc.*	40	1,341
Tessera Technologies, Inc.*	112	1,337
Spansion, Inc. — Class A*	109	1,332
LogMeIn, Inc.	40	1,328
Brightpoint, Inc.*	143	1,317
Lattice Semiconductor Corp.*	250	1,313
SYNNEX Corp.*	50	1,310
Electronics for Imaging, Inc.*	97	1,307
BroadSoft, Inc.*	43	1,305
VirnetX Holding Corp.*	87	1,304
Syntel, Inc.	30	1,296
RealPage, Inc.*	63	1,288
Liquidity Services, Inc.*	40	1,283
comScore, Inc.*	71	1,198
Ceva, Inc.*	49	1,191
Emulex Corp.*	185	1,184
Kulicke & Soffa Industries, Inc.*	158	1,179
Rogers Corp.*	30	1,174

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Information Technology — 8.5% (continued)
Brooks Automation, Inc.	143	$1,165
Sanmina-SCI Corp.*	173	1,156
Rofin-Sinar Technologies, Inc.*	60	1,152
Checkpoint Systems, Inc.*	83	1,127
Opnet Technologies, Inc.	32	1,117
ATMI, Inc.*	70	1,107
Maxwell Technologies, Inc.	60	1,105
FARO Technologies, Inc.*	35	1,104
TNS, Inc.*	58	1,090
LivePerson, Inc.*	109	1,085
TTM Technologies, Inc.*	113	1,075
Pegasystems, Inc.	35	1,071
Harmonic, Inc.*	249	1,061
Verint Systems, Inc.*	40	1,052
MTS Systems Corp.	34	1,042
Constant Contact, Inc.*	60	1,037
Standard Microsystems Corp.*	53	1,028
DG FastChannel, Inc.*	60	1,017
United Online, Inc.	193	1,009
S1 Corp.*	110	1,009
Amkor Technology, Inc. — Class A*	230	1,003
Loral Space & Communications, Inc.*	20	1,002
Silicon Image, Inc.*	169	992
Sonus Networks, Inc.*	453	983
Micrel, Inc.	103	975
Forrester Research, Inc.	30	975
Volterra Semiconductor Corp.*	50	961
Netscout Systems, Inc.*	81	925
Kenexa Corp.*	58	907
Newport Corp.	83	897
Ebix, Inc.	61	897
Monotype Imaging Holdings, Inc.*	73	885
CSG Systems International, Inc.*	70	885
EPIQ Systems, Inc.	70	877
Quantum Corp.*	483	874
STEC, Inc.*	86	872
Ultratech, Inc.*	50	858
Park Electrochemical Corp.	40	855
Interactive Intelligence Group*	31	842
RealD, Inc.*	90	842
Intermec, Inc.	127	828
Dice Holdings, Inc.*	103	805
Tekelec*	133	803
SS&C Technologies Holdings, Inc.*	56	800
DTS, Inc.*	32	795
Measurement Specialties, Inc.*	30	779
Entropic Communications, Inc.*	188	776
Advanced Energy Industries, Inc.*	90	776
ICG Group, Inc.*	83	764
TeleTech Holdings, Inc.*	50	762
Super Micro Computer, Inc.*	60	752
Silicon Graphics International Corp.*	63	751
Fabrinet*	40	748
Black Box Corp.	35	747
Stratasys, Inc.*	40	742
NVE Corp.*	12	728
Accelrys, Inc.*	120	727
ExlService Holdings, Inc.*	33	726
Sycamore Networks, Inc.	40	722
Keynote Systems, Inc.	34	718
Applied Micro Circuits Corp.*	133	714
Formfactor, Inc.*	113	704
iGate Corp.	61	704
Mercury Computer Systems, Inc.*	61	701
Infospace, Inc.*	83	694
Globecomm Systems, Inc.*	50	675
Monolithic Power Systems, Inc.*	66	672
Photronics, Inc.*	130	647
Ixia*	84	644
Power-One, Inc.	143	643
Kemet Corp.*	90	644
Magma Design Automation, Inc.*	141	642
Digi International, Inc.	58	638
Cass Information Systems, Inc.	20	621
Oplink Communications, Inc.*	40	606
Calix, Inc.*	77	601
Daktronics, Inc.	70	601
LoopNet, Inc.*	35	600
KIT Digital, Inc.	71	596
Electro Scientific Industries, Inc.*	50	595
Methode Electronics, Inc.	80	594
Powerwave Technologies, Inc.*	343	590
QuinStreet, Inc.*	57	590
Xyratex Ltd.	63	584
PROS Holdings, Inc.*	45	580
Nanometrics, Inc.	40	580
Anaren, Inc.*	30	574
CTS Corp.	69	561
Internap Network Services Corp.*	113	556
LTX-Credence Corp.*	105	555
Vocus, Inc.*	33	553
Electro Rent Corp.	40	552
Sigma Designs, Inc.*	70	549
Echelon Corp.*	78	547
IXYS Corp.*	50	544
MIPS Technologies, Inc. — Class A*	112	542
Ness Technologies, Inc.*	70	536
XO Group, Inc.*	65	531
IntraLinks Holdings, Inc.*	70	526
Extreme Networks*	193	511
OCZ Technology Group, Inc.*	105	509
ShoreTel, Inc.*	100	498
Move, Inc.*	343	497
Cohu, Inc.	50	494
Kopin Corp.*	141	484
Imation Corp.*	66	482
Integrated Silicon Solution, Inc.*	60	469
Rudolph Technologies, Inc.*	70	468
Avid Technology, Inc.*	60	464
Richardson Electronics Ltd.	34	463
Seachange International, Inc.*	60	462
Exar Corp.*	80	457
SciQuest, Inc.*	30	448
Active Network, Inc.*	30	443
Renaissance Learning, Inc.	26	436
MoneyGram International, Inc.*	183	426

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Information Technology — 8.5% (continued)
Wave Systems Corp. — Class A*	182	$426
Web.com Group, Inc.*	60	419
DemandTec, Inc.*	64	419
Symmetricom, Inc.*	96	417
Stamps.com, Inc.	20	409
CIBER, Inc.*	133	403
Actuate Corp.*	73	403
Envestnet, Inc.*	40	400
Multi-Fineline Electronix, Inc.*	20	399
Virtusa Corp.*	30	396
Vishay Precision Group, Inc.*	30	395
Zygo Corp.*	34	393
Advanced Analogic Technologies, Inc.*	90	390
Cray, Inc.*	73	388
American Software, Inc. — Class A	53	384
GSI Group, Inc.*	50	384
RealNetworks, Inc.	45	379
Oclaro, Inc.*	103	375
Zix Corp.*	140	374
Pericom Semiconductor Corp.*	50	371
Perficient, Inc.	50	366
Aeroflex Holding Corp.*	40	364
Mindspeed Technologies, Inc.*	70	364
Rubicon Technology, Inc.*	33	361
Marchex, Inc. — Class A	42	357
Intevac, Inc.*	51	356
Digimarc Corp.*	14	355
Immersion Corp.*	59	353
Inphi Corp.*	40	351
Global Cash Access Holdings, Inc.*	136	348
Supertex, Inc.*	20	346
TeleCommunication Systems, Inc. — Class A*	100	345
Limelight Networks, Inc.*	145	342
AXT, Inc.*	67	338
Computer Task Group, Inc.*	30	335
Saba Software, Inc.*	58	334
SPS Commerce, Inc.	20	326
Lionbridge Technologies, Inc.*	132	325
ModusLink Global Solutions, Inc.	90	314
Bel Fuse, Inc. — Class B	20	312
TeleNav, Inc.*	35	310
Anadigics, Inc.*	143	309
VASCO Data Security International, Inc.*	60	307
Aviat Networks, Inc.*	130	305
DSP Group, Inc.*	51	301
Agilysys, Inc.*	42	299
PLX Technology, Inc.*	96	289
Procera Networks, Inc.*	30	288
Openwave Systems, Inc.*	182	284
Callidus Software, Inc.*	60	277
LeCroy Corp.*	35	276
Axcelis Technologies, Inc.*	223	268
Echo Global Logistics, Inc.*	20	266
Deltek, Inc.*	44	264
ServiceSource International, Inc.*	20	264
Travelzoo, Inc.*	12	264
MoSys, Inc.*	70	256
Rimage Corp.	20	253
Convio, Inc.*	30	252
THQ, Inc.*	145	251
Cornerstone OnDemand, Inc.*	20	251
ePlus, Inc.*	10	247
Alpha & Omega Semiconductor Ltd.*	30	246
Pulse Electronics Corp.	86	246
Radisys Corp.*	40	245
Westell Technologies, Inc. — Class A*	110	238
KVH Industries, Inc.*	30	237
Hackett Group, Inc.*	63	235
Ultra Clean Holdings*	53	227
X-Rite, Inc.*	60	224
DDi Corp.	30	217
PDF Solutions, Inc.*	53	216
Responsys, Inc.*	20	216
Guidance Software, Inc.*	33	214
Novatel Wireless, Inc.*	66	199
support.com, Inc.*	100	198
GSI Technology, Inc.*	40	197
Glu Mobile, Inc.*	93	196
MaxLinear, Inc. — Class A*	30	194
PRGX Global, Inc.*	40	189
Dot Hill Systems Corp.*	125	189
FalconStor Software, Inc.*	63	184
Emcore Corp.*	185	183
Rosetta Stone, Inc.*	20	183
Communications Systems, Inc.	14	182
ORBCOMM, Inc.*	70	179
Dynamics Research Corp.*	20	178
TechTarget, Inc.*	31	177
Viasystems Group, Inc.*	10	176
Meru Networks, Inc.*	21	171
Identive Group, Inc.*	83	165
Amtech Systems, Inc.*	20	160
PC Connection, Inc.*	20	160
SRS Labs, Inc.*	22	158
FSI International, Inc.*	83	157
NCI, Inc. — Class A*	12	143
Motricity, Inc.*	83	140
NeoPhotonics Corp.*	20	138
QAD, Inc. — Class A*	11	118
BigBand Networks, Inc.*	90	115
Opnext, Inc.*	89	111
Ellie Mae, Inc.*	20	111
Numerex Corp. — Class A*	20	111
Smith Micro Software, Inc.*	72	109
Demand Media, Inc.*	13	104
eMagin Corp.*	33	87
Dialogic, Inc.*	30	56
Quepasa Corp.*	14	48
Stream Global Services, Inc.*	20	41
CSR plc ADR*	2	29
FriendFinder Networks, Inc.*	14	26

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Information Technology — 8.5% (continued)

Total Information Technology		$350,522

Industrials — 7.4%
Clean Harbors, Inc.*	105	5,387
Hexcel Corp.*	210	4,654
HEICO Corp.	88	4,333
CLARCOR, Inc.	103	4,262
Alaska Air Group, Inc.*	73	4,109
Genesee & Wyoming, Inc. — Class A*	85	3,954
Teledyne Technologies, Inc.*	80	3,909
Triumph Group, Inc.	80	3,899
Woodward, Inc.	132	3,617
Acuity Brands, Inc.	97	3,496
FTI Consulting, Inc.	93	3,423
Dollar Thrifty Automotive Group, Inc.*	60	3,378
Esterline Technologies Corp.*	63	3,266
Acacia Research — Acacia Technologies*	90	3,239
Moog, Inc. — Class A*	98	3,197
Mueller Industries, Inc.	80	3,087
Old Dominion Freight Line, Inc.*	103	2,984
CoStar Group, Inc.*	57	2,962
Watsco, Inc.	57	2,913
Robbins & Myers, Inc.	83	2,881
EMCOR Group, Inc.	140	2,846
Curtiss-Wright Corp.	98	2,825
Actuant Corp. — Class A	143	2,824
Middleby Corp.*	40	2,818
Chart Industries, Inc.	66	2,783
United Stationers, Inc.	100	2,725
Brady Corp. — Class A	100	2,643
Belden, Inc.	102	2,631
Geo Group, Inc.*	140	2,598
AO Smith Corp.	80	2,562
Applied Industrial Technologies, Inc.	93	2,526
Rollins, Inc.	133	2,488
Tetra Tech, Inc.*	130	2,436
Brink’s Co.	100	2,331
Healthcare Services Group, Inc.	143	2,308
HUB Group, Inc. — Class A*	80	2,262
Barnes Group, Inc.	117	2,252
Simpson Manufacturing Company, Inc.	90	2,244
MasTec, Inc.	126	2,219
United Rentals, Inc.*	130	2,189
JetBlue Airways Corp.*	526	2,157
Avis Budget Group, Inc.*	222	2,147
Herman Miller, Inc.	120	2,143
Deluxe Corp.	114	2,120
EnerSys*	105	2,102
ABM Industries, Inc.	110	2,097
Corporate Executive Board Co.	70	2,086
Advisory Board Co.*	32	2,065
II-VI, Inc.*	115	2,013
Kaydon Corp.	70	2,008
Atlas Air Worldwide Holdings, Inc.*	58	1,931
Franklin Electric Company, Inc.	53	1,923
US Airways Group, Inc.*	345	1,897
GT Advanced Technologies, Inc.*	269	1,888
Werner Enterprises, Inc.	90	1,875
Watts Water Technologies, Inc. — Class A	68	1,812
HNI Corp.	92	1,760
Knight Transportation, Inc.	130	1,730
Ameron International Corp.	20	1,699
Forward Air Corp.	66	1,680
Kaman Corp.	60	1,671
Raven Industries, Inc.	34	1,639
Granite Construction, Inc.	87	1,633
Lindsay Corp.	30	1,614
Beacon Roofing Supply, Inc.*	100	1,599
Orbital Sciences Corp.	120	1,536
ESCO Technologies, Inc.	60	1,530
Mine Safety Appliances Co.	56	1,510
Unifirst Corp.	33	1,495
Briggs & Stratton Corp.	109	1,473
RBC Bearings, Inc.*	42	1,428
DigitalGlobe, Inc.*	73	1,418
Tennant Co.	40	1,415
Allegiant Travel Co. — Class A*	30	1,414
Heartland Express, Inc.	103	1,397
Titan International, Inc.	93	1,395
SYKES Enterprises, Inc.*	93	1,390
AAR Corp.	83	1,384
Knoll, Inc.	100	1,370
Ceradyne, Inc.*	50	1,345
Interface, Inc. — Class A	113	1,340
Huron Consulting Group, Inc.*	43	1,339
Blount International, Inc.*	99	1,323
Exponent, Inc.*	32	1,323
Mobile Mini, Inc.*	80	1,315
Korn*	105	1,280
3D Systems Corp.*	91	1,273
Skywest, Inc.	110	1,266
Amerco, Inc.*	20	1,249
TAL International Group, Inc.	50	1,247
American Science & Engineering, Inc.	20	1,221
GeoEye, Inc.*	43	1,219
Cubic Corp.	31	1,211
Aircastle Ltd.	125	1,190
McGrath Rentcorp	50	1,189
EnPro Industries, Inc.*	40	1,187
Insperity, Inc.	53	1,179
Dycom Industries, Inc.*	77	1,178
Astec Industries, Inc.*	40	1,171
AZZ, Inc.	30	1,163
TrueBlue, Inc.*	98	1,110
Swift Transportation Co.*	170	1,095
Steelcase, Inc. — Class A	170	1,073
Generac Holdings, Inc.*	56	1,053
Rush Enterprises, Inc. — Class A*	73	1,034
Navigant Consulting, Inc.*	111	1,029
RSC Holdings, Inc.*	144	1,027
Higher One Holdings, Inc.*	63	1,025

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Industrials — 7.4% (continued)
Albany International Corp. — Class A	56	$1,022
G&K Services, Inc. — Class A	40	1,022
USG Corp.	150	1,010
Colfax Corp.*	49	993
Aerovironment, Inc.*	35	985
Resources Connection, Inc.	100	978
CIRCOR International, Inc.	33	969
Universal Forest Products, Inc.	40	962
Insituform Technologies, Inc. — Class A*	83	961
Sun Hydraulics Corp.	47	958
Standex International Corp.	30	934
Layne Christensen Co.*	40	924
Quad	50	903
Interline Brands, Inc.*	70	901
Quanex Building Products Corp.	80	876
Badger Meter, Inc.	30	868
John Bean Technologies Corp.	60	856
Griffon Corp.*	103	843
Team, Inc.*	40	839
Mueller Water Products, Inc. — Class A	333	826
Encore Wire Corp.	40	823
Tutor Perini Corp.	71	816
Arkansas Best Corp.	50	808
Trimas Corp.*	54	802
Global Power Equipment Group, Inc.*	34	791
Ennis, Inc.	60	784
ICF International, Inc.*	40	752
Swisher Hygiene, Inc.	183	741
Gorman-Rupp Co.	30	741
Consolidated Graphics, Inc.*	20	731
MYR Group, Inc.*	40	706
Altra Holdings, Inc.*	60	694
Kelly Services, Inc. — Class A	60	684
Tredegar Corp.	46	682
Viad Corp.	40	679
Wabash National Corp.*	142	677
Kforce, Inc.*	69	677
Cascade Corp.	20	668
Comfort Systems USA, Inc.	80	666
US Ecology, Inc.	42	650
A123 Systems, Inc.*	185	636
NACCO Industries, Inc. — Class A	10	634
AAON, Inc.	40	630
Primoris Services Corp.	60	628
Powell Industries, Inc.*	20	619
EnergySolutions, Inc.*	170	600
APAC Customer Services, Inc.*	70	596
Sauer-Danfoss, Inc.*	20	578
Force Protection, Inc.*	150	578
Federal Signal Corp.	130	575
CBIZ, Inc.*	87	573
Dolan Co.*	63	566
Astronics Corp.*	20	565
Taser International, Inc.*	130	560
RailAmerica, Inc.*	43	560
On Assignment, Inc.*	78	551
GenCorp, Inc.*	121	543
Heidrick & Struggles International, Inc.	33	543
ACCO Brands Corp.*	113	539
Titan Machinery, Inc.*	30	537
Marten Transport Ltd.	31	534
Twin Disc, Inc.	20	533
Kadant, Inc.*	30	533
Standard Parking Corp.*	34	532
Trex Company, Inc.	33	529
Capstone Turbine Corp.*	528	528
Mistras Group, Inc.*	30	527
PMFG, Inc.*	33	520
Apogee Enterprises, Inc.	60	515
Gibraltar Industries, Inc.*	63	512
Greenbrier Companies, Inc.*	43	501
Great Lakes Dredge & Dock Corp.	123	501
Air Transport Services Group, Inc.*	115	498
H&E Equipment Services, Inc.*	60	495
M&F Worldwide Corp.*	20	492
Houston Wire & Cable Co.	42	483
Kratos Defense & Security Solutions, Inc.*	70	470
Genco Shipping & Trading Ltd.*	60	469
Multi-Color Corp.	20	452
EnerNOC, Inc.*	50	450
Douglas Dynamics, Inc.	35	447
LB Foster Co. — Class A	20	445
Columbus McKinnon Corp.*	40	438
Hawaiian Holdings, Inc.*	103	434
Commercial Vehicle Group, Inc.*	66	434
Furmanite Corp.*	80	433
Dynamic Materials Corp.	27	425
Spirit Airlines, Inc.*	34	425
Accuride Corp.*	83	425
RPX Corp.*	20	414
Ampco-Pittsburgh Corp.	20	409
Northwest Pipe Co.*	20	406
Textainer Group Holdings Ltd.	20	406
CRA International, Inc.*	20	400
Odyssey Marine Exploration, Inc.*	160	394
InnerWorkings, Inc.*	50	392
Sterling Construction Company, Inc.*	35	391
Michael Baker Corp.*	20	383
DXP Enterprises, Inc.*	20	377
Miller Industries, Inc.	21	364
American Superconductor Corp.*	92	362
Zipcar, Inc.*	20	360
Celadon Group, Inc.	40	355
CAI International, Inc.*	30	352
Vicor Corp.	40	350
Orion Marine Group, Inc.*	60	346
LMI Aerospace, Inc.*	20	341

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Industrials — 7.4% (continued)
Kimball International, Inc. — Class B	70	$340
Cenveo, Inc.*	113	340
Ameresco, Inc. — Class A*	33	335
Graham Corp.	20	333
Insteel Industries, Inc.	33	332
Metalico, Inc.*	84	328
CDI Corp.	30	320
Aceto Corp.	60	317
Saia, Inc.	30	316
Quality Distribution, Inc.*	35	314
American Railcar Industries, Inc.*	20	308
KEYW Holding Corp.*	43	306
FreightCar America, Inc.*	21	303
Lydall, Inc.*	34	303
NCI Building Systems, Inc.*	40	302
GP Strategies Corp.*	30	300
Ducommun, Inc.	20	300
Energy Recovery, Inc.*	99	298
Tecumseh Products Co. — Class A*	40	292
Alamo Group, Inc.	14	291
Hurco Companies, Inc.*	14	284
Republic Airways Holdings, Inc.*	100	283
Patriot Transportation Holding, Inc.*	14	283
American Reprographics Co.*	83	279
Thermon Group Holdings, Inc. — Class A*	20	276
Roadrunner Transportation Systems, Inc.*	20	274
Hill International, Inc.*	58	271
Pacer International, Inc.*	72	270
Casella Waste Systems, Inc. — Class A*	50	263
VSE Corp.	10	259
Met-Pro Corp.	30	257
Intersections, Inc.	20	257
Heritage-Crystal Clean, Inc.*	14	254
LSI Industries, Inc.	40	249
Fuel Tech, Inc.*	42	244
SeaCube Container Leasing Ltd.	20	243
American Woodmark Corp.	20	242
International Shipholding Corp.	13	240
Park-Ohio Holdings Corp.*	20	240
Hudson Highland Group, Inc.*	69	236
School Specialty, Inc.*	33	235
Flow International Corp.*	103	228
AT Cross Co. — Class A*	20	226
FuelCell Energy, Inc.*	266	223
Pike Electric Corp.*	33	223
Active Power, Inc.*	170	219
Schawk, Inc. — Class A	22	217
Xerium Technologies, Inc.*	20	209
Excel Maritime Carriers Ltd. — Class A*	100	208
Eagle Bulk Shipping, Inc.*	130	204
Franklin Covey Co.*	25	190
PowerSecure International, Inc.*	40	189
Satcon Technology Corp.*	193	183
Universal Truckload Services, Inc.	14	182
NN, Inc.*	35	177
TMS International Corp. — Class A*	24	175
Coleman Cable, Inc.*	20	169
Barrett Business Services, Inc.	12	167
Baltic Trading Ltd.	35	163
Valence Technology, Inc.*	150	156
Microvision, Inc.*	227	154
WCA Waste Corp.*	35	148
Lawson Products, Inc.	10	135
Omega Flex, Inc.*	10	133
Courier Corp.	20	131
Argan, Inc.*	12	122
Builders FirstSource, Inc.*	96	122
TRC Companies, Inc.*	33	99
UniTek Global Services, Inc.*	20	99
Ultrapetrol Bahamas Ltd.*	42	95
Essex Rental Corp.*	35	86
Covenant Transportation Group, Inc. — Class A*	20	73
Broadwind Energy, Inc.*	226	72
Ener1, Inc.*	157	22

Total Industrials		308,069

Consumer Discretionary — 6.5%
Crocs, Inc.*	183	4,332
Warnaco Group, Inc.*	90	4,148
Sotheby’s	145	3,998
Cinemark Holdings, Inc.	197	3,719
Domino’s Pizza, Inc.*	134	3,651
Rent-A-Center, Inc.	133	3,651
Ascena Retail Group, Inc.*	133	3,600
Wolverine World Wide, Inc.	105	3,491
Life Time Fitness, Inc.*	91	3,353
Tenneco, Inc.*	130	3,329
Dana Holding Corp.*	313	3,286
Carter’s, Inc.*	105	3,207
Cheesecake Factory, Inc.*	120	2,958
Men’s Wearhouse, Inc.	112	2,921
HSN, Inc.	85	2,816
Coinstar, Inc.*	70	2,800
Jos A. Bank Clothiers, Inc.*	60	2,798
Childrens Place Retail Stores, Inc.*	60	2,792
Vail Resorts, Inc.	72	2,721
Brunswick Corp.	193	2,710
Pool Corp.	100	2,618
ANN, Inc.*	113	2,581
Genesco, Inc.*	50	2,576
Buffalo Wild Wings, Inc.*	42	2,512
Six Flags Entertainment Corp.	90	2,495
Shutterfly, Inc.*	60	2,471
Live Nation Entertainment, Inc.*	303	2,427
Steven Madden Ltd.*	80	2,408
Iconix Brand Group, Inc.*	152	2,402
Hillenbrand, Inc.	130	2,392
Express, Inc.	117	2,374
Buckle, Inc.	60	2,308
Strayer Education, Inc.	30	2,300
Finish Line, Inc. — Class A	111	2,219
Pier 1 Imports, Inc.*	223	2,181

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Consumer Discretionary — 6.5% (continued)
Saks, Inc.*	243	$2,126
Cracker Barrel Old Country Store, Inc.	53	2,124
Monro Muffler Brake, Inc.	63	2,077
BJ’s Restaurants, Inc.*	47	2,073
Hibbett Sports, Inc.*	59	2,000
Group 1 Automotive, Inc.	56	1,991
Valassis Communications, Inc.*	105	1,968
Jack in the Box, Inc.	95	1,892
Aeropostale, Inc.*	173	1,870
Arbitron, Inc.	56	1,852
Matthews International Corp. — Class A	60	1,846
Cabela’s, Inc.*	90	1,844
99 Cents Only Stores*	100	1,842
Vitamin Shoppe, Inc.*	49	1,835
Meredith Corp.	80	1,811
Bob Evans Farms, Inc.	63	1,797
Texas Roadhouse, Inc. — Class A	133	1,758
Collective Brands, Inc.*	133	1,724
Select Comfort Corp.*	123	1,718
Jones Group, Inc.	185	1,704
Regis Corp.	120	1,691
New York Times Co. — Class A*	290	1,685
Scholastic Corp.	60	1,682
National CineMedia, Inc.	113	1,640
Helen of Troy Ltd.*	62	1,557
American Greetings Corp. — Class A	83	1,536
K12, Inc.*	60	1,528
Penske Automotive Group, Inc.	92	1,472
PF Chang’s China Bistro, Inc.	53	1,444
Vera Bradley, Inc.*	40	1,442
Meritor, Inc.*	203	1,433
American Public Education, Inc.*	42	1,428
Cooper Tire & Rubber Co.	130	1,416
Gaylord Entertainment Co.	73	1,412
MDC Holdings, Inc.	83	1,406
Columbia Sportswear Co.	30	1,392
Orient-Express Hotels Ltd. — Class A*	200	1,382
International Speedway Corp. — Class A	60	1,370
Cato Corp. — Class A	60	1,354
True Religion Apparel, Inc.*	50	1,348
Ascent Capital Group, Inc. — Class A*	34	1,337
Peet’s Coffee & Tea, Inc.*	24	1,335
Pinnacle Entertainment, Inc.*	137	1,244
Office Depot, Inc.*	596	1,228
Steiner Leisure Ltd.*	30	1,223
Papa John’s International, Inc.	40	1,216
iRobot Corp.*	48	1,208
Churchill Downs, Inc.	30	1,171
DineEquity, Inc.*	30	1,155
Skechers U.S.A., Inc. — Class A*	82	1,150
Maidenform Brands, Inc.	49	1,147
CEC Entertainment, Inc.	40	1,139
Blue Nile, Inc.*	32	1,129
PEP Boys-Manny Moe & Jack	113	1,115
Interval Leisure Group, Inc.*	83	1,106
Oxford Industries, Inc.	32	1,098
Jakks Pacific, Inc.	57	1,080
Ameristar Casinos, Inc.	67	1,075
American Axle & Manufacturing Holdings, Inc.*	140	1,068
GNC Holdings, Inc. — Class A*	53	1,066
National Presto Industries, Inc.	12	1,043
Sturm Ruger & Company, Inc.	40	1,039
Ruby Tuesday, Inc.*	143	1,024
Liz Claiborne, Inc.*	203	1,015
Stage Stores, Inc.	73	1,013
Stewart Enterprises, Inc. — Class A	170	1,011
Asbury Automotive Group, Inc.*	60	989
Ryland Group, Inc.	92	980
Belo Corp. — Class A	200	978
Grand Canyon Education, Inc.*	60	969
Shuffle Master, Inc.*	115	967
KB Home	162	949
Sonic Corp.*	130	919
Meritage Homes Corp.*	60	908
Capella Education Co.*	32	908
Modine Manufacturing Co.*	100	906
Sonic Automotive, Inc. — Class A	83	896
Krispy Kreme Doughnuts, Inc.*	130	887
Zumiez, Inc.*	50	875
OfficeMax, Inc.*	180	873
Wet Seal, Inc. — Class A*	193	865
Knology, Inc.*	66	857
Scientific Games Corp. — Class A*	120	854
Quiksilver, Inc.*	280	854
Fred’s, Inc. — Class A	80	853
La-Z-Boy, Inc.*	113	837
Harte-Hanks, Inc.	98	831
Superior Industries International, Inc.	53	819
Sinclair Broadcast Group, Inc. — Class A	112	803
Lumber Liquidators Holdings, Inc.*	53	800
G-III Apparel Group Ltd.*	35	800
Drew Industries, Inc.	40	799
Blyth, Inc.	14	776
Hot Topic, Inc.	98	748
Red Robin Gourmet Burgers, Inc.*	31	747
MDC Partners, Inc. — Class A	50	721
Barnes & Noble, Inc.	60	710
NutriSystem, Inc.	58	702
Denny’s Corp.*	210	699
Callaway Golf Co.	133	688
Rue21, Inc.*	30	681
Ethan Allen Interiors, Inc.	50	680
Exide Technologies*	170	680
Bravo Brio Restaurant Group, Inc.*	40	666
Amerigon, Inc.*	52	662
Dorman Products, Inc.*	20	662
Fuel Systems Solutions, Inc.*	34	653

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Consumer Discretionary — 6.5% (continued)
Brown Shoe Company, Inc.	90	$641
Charming Shoppes, Inc.*	245	637
Lions Gate Entertainment Corp.*	92	635
Central European Media Enterprises Ltd. — Class A*	80	625
Lithia Motors, Inc. — Class A	43	618
Core-Mark Holding Company, Inc.*	20	613
AFC Enterprises, Inc.*	50	592
Universal Technical Institute, Inc.*	43	584
America’s Car-Mart, Inc.*	20	580
Bridgepoint Education, Inc.*	33	576
Boyd Gaming Corp.*	113	554
Bebe Stores, Inc.	82	551
Standard Pacific Corp.*	223	551
Standard Motor Products, Inc.	40	519
Movado Group, Inc.	41	499
World Wrestling Entertainment, Inc. — Class A	56	499
Universal Electronics, Inc.*	30	492
EW Scripps Co. — Class A*	70	489
Shoe Carnival, Inc.*	20	472
Eastman Kodak Co.*	581	453
Perry Ellis International, Inc.*	24	451
Cavco Industries, Inc.*	13	448
Fisher Communications, Inc.*	20	447
Arctic Cat, Inc.*	30	435
Libbey, Inc.*	40	422
Lincoln Educational Services Corp.	51	413
Winnebago Industries, Inc.*	59	408
Talbots, Inc.*	150	405
Haverty Furniture Companies, Inc.	40	400
Body Central Corp.*	22	400
Marcus Corp.	40	398
PetMed Express, Inc.	43	387
Stein Mart, Inc.	60	375
Citi Trends, Inc.*	30	353
Casual Male Retail Group, Inc.*	93	350
Ruth’s Hospitality Group, Inc.*	80	343
MarineMax, Inc.*	53	343
hhgregg, Inc.*	35	341
Smith & Wesson Holding Corp.	130	328
Kirkland’s, Inc.*	35	321
Tuesday Morning Corp.*	90	317
Leapfrog Enterprises, Inc. — Class A*	92	310
Caribou Coffee Company, Inc.*	26	307
Stoneridge, Inc.*	58	303
Steinway Musical Instruments, Inc.*	14	302
Saga Communications, Inc. — Class A*	10	295
Town Sports International Holdings, Inc.*	40	290
Spartan Motors, Inc.	70	289
Systemax, Inc.*	22	280
Unifi, Inc.*	34	278
Mac-Gray Corp.	21	271
Weyco Group, Inc.	12	268
Carrols Restaurant Group, Inc.*	30	267
Entercom Communications Corp. — Class A*	50	262
Big 5 Sporting Goods Corp.	43	261
Journal Communications, Inc. — Class A*	88	261
Christopher & Banks Corp.	73	258
Morgans Hotel Group Co.*	43	258
Destination Maternity Corp.	20	257
Cherokee, Inc.	20	257
O’Charleys, Inc.*	43	255
K-Swiss, Inc. — Class A*	60	255
Speedway Motorsports, Inc.	21	254
Corinthian Colleges, Inc.*	162	253
Cost Plus, Inc.*	40	252
Rentrak Corp.*	20	252
Archipelago Learning, Inc.*	29	244
Multimedia Games Holding Company, Inc.*	60	242
Beazer Homes USA, Inc.*	160	242
Ambassadors Group, Inc.	42	241
M/I Homes, Inc.*	40	240
REX American Resources Corp.*	14	236
Benihana, Inc. — Class A*	27	232
West Marine, Inc.*	30	231
Conn’s, Inc.*	32	230
McCormick & Schmick’s Seafood Restaurants, Inc.*	33	228
interCLICK, Inc.*	40	222
ReachLocal, Inc.*	20	217
CSS Industries, Inc.	13	217
Johnson Outdoors, Inc. — Class A*	14	215
Valuevision Media, Inc. — Class A*	90	212
RG Barry Corp.	20	212
Red Lion Hotels Corp.*	30	201
Zale Corp.*	70	199
Monarch Casino & Resort, Inc.*	20	196
Outdoor Channel Holdings, Inc.	34	194
Isle of Capri Casinos, Inc.*	40	194
Lifetime Brands, Inc.	20	193
Audiovox Corp. — Class A*	35	192
Furniture Brands International, Inc.*	93	192
New York & Company, Inc.*	60	191
Summer Infant, Inc.*	29	191
Overstock.com, Inc.*	20	185
Jamba, Inc.*	143	184
Motorcar Parts of America, Inc.*	22	181
Martha Stewart Living Omnimedia — Class A*	57	178
Black Diamond, Inc.*	27	176
Build-A-Bear Workshop, Inc. — Class A*	34	173
Delta Apparel, Inc.*	11	173
AH Belo Corp. — Class A	40	168
Gordmans Stores, Inc.*	14	168
Luby’s, Inc.*	40	164
Gray Television, Inc.*	105	164
Coldwater Creek, Inc.*	130	162

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Consumer Discretionary — 6.5% (continued)
Hovnanian Enterprises, Inc. — Class A*	133	$162
McClatchy Co. — Class A*	120	161
US Auto Parts Network, Inc.*	30	152
Sealy Corp.*	102	151
Cumulus Media, Inc. — Class A*	53	151
Bon-Ton Stores, Inc.	30	149
Tower International, Inc.*	14	144
National American University Holdings, Inc.	20	143
Geeknet, Inc.*	7	142
Kenneth Cole Productions, Inc. — Class A*	13	139
1-800-Flowers.com, Inc. — Class A*	60	139
Global Sources Ltd.*	20	135
Nexstar Broadcasting Group, Inc. — Class A*	20	132
LIN TV Corp. — Class A*	60	131
Einstein Noah Restaurant Group, Inc.	10	128
Skyline Corp.	13	124
Pacific Sunwear of California, Inc.*	103	124
Syms Corp.*	14	123
Entravision Communications Corp. — Class A*	112	114
Crown Media Holdings, Inc. — Class A*	77	110
Cambium Learning Group, Inc.*	35	105
Shiloh Industries, Inc.	11	99
Orbitz Worldwide, Inc.*	40	87
Marine Products Corp.*	20	68
Westwood One, Inc.*	14	51

Total Consumer Discretionary		269,805

Health Care — 6.4%
Healthspring, Inc.*	142	5,177
Cepheid, Inc.*	130	5,048
Medicis Pharmaceutical Corp. — Class A	128	4,669
Cubist Pharmaceuticals, Inc.*	130	4,592
HMS Holdings Corp.*	180	4,390
athenahealth, Inc.*	70	4,168
Seattle Genetics, Inc.*	210	4,003
Onyx Pharmaceuticals, Inc.*	133	3,991
Quality Systems, Inc.	40	3,880
STERIS Corp.	130	3,805
Owens & Minor, Inc.	133	3,788
Salix Pharmaceuticals Ltd.*	126	3,730
WellCare Health Plans, Inc.*	93	3,532
Magellan Health Services, Inc.*	70	3,381
Volcano Corp.*	109	3,230
Alkermes plc*	202	3,083
Centene Corp.*	105	3,010
Questcor Pharmaceuticals, Inc.*	110	2,999
HealthSouth Corp.*	200	2,986
Haemonetics Corp.*	50	2,924
Theravance, Inc.*	143	2,880
Viropharma, Inc.	158	2,855
Chemed Corp.	50	2,748
Incyte Corporation Ltd.*	193	2,696
West Pharmaceutical Services, Inc.	70	2,597
Ariad Pharmaceuticals, Inc.*	280	2,461
PSS World Medical, Inc.*	123	2,422
Impax Laboratories, Inc.*	135	2,418
Masimo Corp.	110	2,381
PAREXEL International Corp.*	123	2,328
MAKO Surgical Corp.*	67	2,293
InterMune, Inc.*	105	2,121
MWI Veterinary Supply, Inc.*	30	2,065
Align Technology, Inc.*	132	2,002
Par Pharmaceutical Companies, Inc.*	73	1,943
NxStage Medical, Inc.*	91	1,898
Neogen Corp.*	53	1,840
Accretive Health, Inc.*	85	1,805
Jazz Pharmaceuticals, Inc.*	43	1,785
Luminex Corp.*	80	1,774
Immunogen, Inc.*	160	1,754
Arthrocare Corp.*	60	1,726
Medicines Co.*	115	1,711
Cyberonics, Inc.*	60	1,698
PDL BioPharma, Inc.	303	1,682
DexCom, Inc.*	140	1,680
Acorda Therapeutics, Inc.	83	1,657
Zoll Medical Corp.*	43	1,623
Amsurg Corp. — Class A*	70	1,575
Vivus, Inc.*	195	1,574
Auxilium Pharmaceuticals, Inc.*	101	1,514
Exelixis, Inc.	273	1,491
Insulet Corp.*	96	1,465
Isis Pharmaceuticals, Inc.*	215	1,458
NuVasive, Inc.*	85	1,451
Integra LifeSciences Holdings Corp.*	40	1,431
Wright Medical Group, Inc.*	80	1,430
Meridian Bioscience, Inc.	90	1,417
Optimer Pharmaceuticals, Inc.*	100	1,384
Invacare Corp.	60	1,382
Analogic Corp.	30	1,362
CONMED Corp.*	59	1,358
HeartWare International, Inc.*	21	1,353
Computer Programs & Systems, Inc.	20	1,323
Hanger Orthopedic Group, Inc.*	68	1,285
Air Methods Corp.*	20	1,273
NPS Pharmaceuticals, Inc.*	188	1,224
IPC The Hospitalist Company, Inc.*	34	1,213
Orthofix International N.V.*	35	1,208
Abaxis, Inc.*	52	1,191
Merit Medical Systems, Inc.*	90	1,183
Ironwood Pharmaceuticals, Inc. — Class A*	109	1,177
Nektar Therapeutics*	242	1,174
Pharmacyclics, Inc.*	99	1,171
Medivation, Inc.*	66	1,121
Momenta Pharmaceuticals, Inc.*	97	1,115
ICU Medical, Inc.*	30	1,104

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Health Care — 6.4% (continued)
Sequenom, Inc.	216	$1,099
Caliper Life Sciences, Inc.*	105	1,099
Halozyme Therapeutics, Inc. — Class A	178	1,093
AVEO Pharmaceuticals, Inc.*	69	1,062
Greatbatch, Inc.*	53	1,061
Rigel Pharmaceuticals, Inc.*	144	1,060
Opko Health, Inc.*	238	1,031
Endologix, Inc.*	102	1,024
MedAssets, Inc.*	105	1,009
Landauer, Inc.	20	991
Quidel Corp.*	60	982
Kindred Healthcare, Inc.	113	974
Micromet, Inc.*	200	960
SonoSite, Inc. — Class A	31	941
Akorn, Inc.*	119	929
Molina Healthcare, Inc.*	60	926
Bio-Reference Labs, Inc.*	50	920
Team Health Holdings, Inc.*	56	919
Omnicell, Inc.*	66	909
Targacept, Inc.*	60	900
Amedisys, Inc.*	60	889
Emeritus Corp.*	63	888
Emergent Biosolutions, Inc.*	56	864
PharMerica Corp.*	60	856
Spectrum Pharmaceuticals, Inc.*	112	855
Ensign Group, Inc.	35	809
OraSure Technologies, Inc.*	100	796
ABIOMED, Inc.*	70	772
AVANIR Pharmaceuticals, Inc. — Class A*	266	761
Affymetrix, Inc.*	153	750
Exact Sciences Corp.*	113	749
Genomic Health, Inc.*	34	747
Universal American Corp.	73	734
Conceptus, Inc.*	70	733
Merge Healthcare, Inc.*	113	688
Healthways, Inc.*	70	688
Hi-Tech Pharmacal Company, Inc.*	20	672
Triple-S Management Corp. — Class B*	40	670
Medidata Solutions, Inc.*	40	658
Angiodynamics, Inc.*	50	657
National Healthcare Corp.	20	646
MAP Pharmaceuticals, Inc.*	43	629
Neurocrine Biosciences, Inc.*	105	628
Natus Medical, Inc.*	66	628
Savient Pharmaceuticals, Inc.*	150	615
MannKind Corp.*	162	614
Select Medical Holdings Corp.*	92	614
ExamWorks Group, Inc.*	60	611
Depomed, Inc.*	112	605
Idenix Pharmaceuticals, Inc.*	121	604
Symmetry Medical, Inc.*	78	602
Neoprobe Corp.*	200	592
Arqule, Inc.*	117	591
AMAG Pharmaceuticals, Inc.*	40	590
Geron Corp.*	277	587
Accuray, Inc.*	143	575
ZIOPHARM Oncology, Inc.*	130	573
BioScrip, Inc.*	90	572
Staar Surgical Co.*	73	569
Enzon Pharmaceuticals, Inc.*	80	563
Sunrise Senior Living, Inc.*	120	556
Cantel Medical Corp.	26	549
Ligand Pharmaceuticals, Inc. — Class B*	40	547
Ardea Biosciences, Inc.*	35	547
LHC Group, Inc.*	32	546
Spectranetics Corp.*	76	543
Oncothyreon, Inc.*	90	538
MedQuist Holdings, Inc.*	70	529
Alnylam Pharmaceuticals, Inc.*	80	526
Unilife Corp.*	125	525
Biosante Pharmaceuticals, Inc.*	230	524
Cadence Pharmaceuticals, Inc.*	80	524
Corvel Corp.*	12	510
Assisted Living Concepts, Inc. — Class A	40	507
Curis, Inc.*	160	506
Dynavax Technologies Corp.*	265	493
Kensey Nash Corp.*	20	490
Sangamo Biosciences, Inc.*	112	487
Achillion Pharmaceuticals, Inc.*	100	472
eResearchTechnology, Inc.*	105	468
Immunomedics, Inc.*	143	458
Arena Pharmaceuticals, Inc.*	313	454
Transcend Services, Inc.*	20	451
Cell Therapeutics, Inc.*	413	438
XenoPort, Inc.*	73	431
Antares Pharma, Inc.*	185	429
Keryx Biopharmaceuticals, Inc.*	143	429
Tornier N.V.*	20	410
Chelsea Therapeutics International Ltd.*	112	409
US Physical Therapy, Inc.	22	407
Vascular Solutions, Inc.*	35	401
Metropolitan Health Networks, Inc.*	87	395
HealthStream, Inc.*	30	385
Continucare Corp.*	60	383
Progenics Pharmaceuticals, Inc.*	66	379
Pain Therapeutics, Inc.	79	376
Vical, Inc.*	150	372
RTI Biologics, Inc.*	113	372
Young Innovations, Inc.	13	370
Capital Senior Living Corp.*	60	370
Obagi Medical Products, Inc.*	40	363
Endocyte, Inc.*	34	360
Gentiva Health Services, Inc.*	63	348
AMN Healthcare Services, Inc.*	85	341
Novavax, Inc.*	210	338
Lexicon Pharmaceuticals, Inc.*	365	336
Delcath Systems, Inc.*	100	334
Synovis Life Technologies, Inc.*	20	334
Almost Family, Inc.*	20	333
Hansen Medical, Inc.*	100	332
Affymax, Inc.*	74	332

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Health Care — 6.4% (continued)
AtriCure, Inc.*	34	$331
Maxygen, Inc.	60	328
AVI BioPharma, Inc.*	293	328
Nymox Pharmaceutical Corp.*	40	327
Inhibitex, Inc.*	133	327
Cytori Therapeutics, Inc.*	108	319
Raptor Pharmaceutical Corp.*	70	316
Palomar Medical Technologies, Inc.*	40	315
Allos Therapeutics, Inc.*	170	313
Columbia Laboratories, Inc.*	160	312
Cardiovascular Systems, Inc.*	27	308
Santarus, Inc.*	110	307
Metabolix, Inc.*	70	307
Cambrex Corp.*	60	302
IRIS International, Inc.*	33	296
American Dental Partners, Inc.*	30	290
Furiex Pharmaceuticals, Inc.*	20	285
Sagent Pharmaceuticals, Inc.*	14	283
Infinity Pharmaceuticals, Inc.*	40	282
Exactech, Inc.*	20	282
Durect Corp.*	173	279
Vanda Pharmaceuticals, Inc.*	56	277
SurModics, Inc.*	30	273
CryoLife, Inc.*	60	269
Sciclone Pharmaceuticals, Inc.*	70	267
Ampio Pharmaceuticals, Inc.*	40	266
Dyax Corp.*	210	265
Corcept Therapeutics, Inc.*	85	263
Codexis, Inc.*	57	260
Insmed, Inc.*	50	255
Aegerion Pharmaceuticals, Inc.*	20	253
Cross Country Healthcare, Inc.*	60	251
Providence Service Corp.*	23	245
Rockwell Medical Technologies, Inc.*	30	245
ISTA Pharmaceuticals, Inc.*	70	241
Astex Pharmaceuticals*	125	240
Array Biopharma, Inc.*	120	235
Alphatec Holdings, Inc.*	111	234
Synergetics USA, Inc.*	43	232
SIGA Technologies, Inc.*	70	229
Biospecifics Technologies Corp.*	14	226
Five Star Quality Care, Inc.*	90	225
Pacific Biosciences of California, Inc.*	70	225
Harvard Bioscience, Inc.*	53	224
Biotime, Inc.*	50	220
Cerus Corp.*	103	218
Celldex Therapeutics, Inc.*	90	206
Enzo Biochem, Inc.*	80	206
Anthera Pharmaceuticals, Inc.*	43	205
Cynosure, Inc. — Class A*	20	202
OncoGenex Pharmaceutical, Inc.*	20	196
Fluidigm Corp.*	14	195
Uroplasty, Inc.*	40	194
Dusa Pharmaceuticals, Inc.*	50	185
Biolase Technology, Inc.*	60	180
Chindex International, Inc.*	20	176
Osiris Therapeutics, Inc.*	34	174
Synta Pharmaceuticals Corp.*	53	172
Medtox Scientific, Inc.	13	170
GTx, Inc.*	50	167
Medical Action Industries, Inc.*	33	167
Solta Medical, Inc.*	130	162
Alimera Sciences, Inc.*	20	160
BioCryst Pharmaceuticals, Inc.*	57	157
Peregrine Pharmaceuticals, Inc.*	143	156
KV Pharmaceutical Co. — Class A*	115	155
RadNet, Inc.*	63	154
Cleveland Biolabs, Inc.*	60	152
Zalicus, Inc.*	155	152
Nabi Biopharmaceuticals*	90	151
CardioNet, Inc.*	50	150
Pozen, Inc.*	60	145
Skilled Healthcare Group, Inc. — Class A*	40	144
Pacira Pharmaceuticals, Inc.*	14	139
Orexigen Therapeutics, Inc.*	68	135
Sun Healthcare Group, Inc.*	50	135
BioMimetic Therapeutics, Inc.*	40	132
Amicus Therapeutics, Inc.*	34	131
PharmAthene, Inc.*	73	128
Lannett Company, Inc.*	33	126
Epocrates, Inc.*	14	126
Albany Molecular Research, Inc.*	43	121
Complete Genomics, Inc.*	20	117
Anacor Pharmaceuticals, Inc.*	20	114
Sucampo Pharmaceuticals, Inc. — Class A*	30	112
Stereotaxis, Inc.*	92	102
Bacterin International Holdings, Inc.*	50	100
Transcept Pharmaceuticals, Inc.*	14	93
Pernix Therapeutics Holdings*	10	88
Trius Therapeutics, Inc.*	14	88
Cornerstone Therapeutics, Inc.*	13	83
Acura Pharmaceuticals, Inc.*	22	75
Sunesis Pharmaceuticals, Inc.*	60	74
DynaVox, Inc. — Class A*	20	72
Neostem, Inc.*	98	64
Alliance HealthCare Services, Inc.*	49	56
BG Medicine, Inc.*	13	46
Zogenix, Inc.*	20	37

Total Health Care		262,728

Energy — 3.1%
World Fuel Services Corp.	147	4,800
CVR Energy, Inc.*	192	4,059
Berry Petroleum Co. — Class A	113	3,998
Dril-Quip, Inc.*	70	3,774
Rosetta Resources, Inc.*	110	3,764
Bill Barrett Corp.*	98	3,552
Bristow Group, Inc.	80	3,394
Energy XXI Bermuda Ltd.*	157	3,368
Lufkin Industries, Inc.	63	3,352

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Energy — 3.1% (continued)
Complete Production Services, Inc.*	170	$3,204
Helix Energy Solutions Group, Inc.*	230	3,013
Oasis Petroleum, Inc.*	130	2,903
Golar LNG Ltd.	86	2,733
Northern Oil and Gas, Inc.*	139	2,695
Key Energy Services, Inc.*	272	2,581
Kodiak Oil & Gas Corp.	450	2,344
Swift Energy Co.*	91	2,215
Cloud Peak Energy, Inc.*	130	2,203
Gulfport Energy Corp.*	86	2,079
McMoRan Exploration Co.*	206	2,046
Carrizo Oil & Gas, Inc.*	85	1,832
Gulfmark Offshore, Inc. — Class A*	50	1,817
SemGroup Corp. — Class A*	90	1,796
Global Industries Ltd.*	213	1,687
Stone Energy Corp.*	104	1,686
Contango Oil & Gas Co.*	30	1,641
Patriot Coal Corp.*	193	1,633
Comstock Resources, Inc.*	103	1,592
Apco Oil and Gas International, Inc.	20	1,488
Nordic American Tankers Ltd.	103	1,452
Western Refining, Inc.*	113	1,408
Hornbeck Offshore Services, Inc.*	53	1,320
ION Geophysical Corp.*	279	1,320
Exterran Holdings, Inc.*	133	1,293
Tetra Technologies, Inc.*	162	1,251
Hyperdynamics Corp.*	333	1,232
Ship Finance International Ltd.	92	1,196
Newpark Resources, Inc.*	193	1,175
Resolute Energy Corp.	100	1,136
Clean Energy Fuels Corp.*	101	1,123
Crosstex Energy, Inc.	83	1,119
Parker Drilling Co.	253	1,111
Targa Resources Corp.	35	1,041
Petroleum Development Corp.*	53	1,028
W&T Offshore, Inc.	70	963
Pioneer Drilling Co.*	130	933
Rex Energy Corp.*	72	911
Cheniere Energy, Inc.*	176	906
Approach Resources, Inc.*	50	849
Overseas Shipholding Group, Inc.	60	824
Magnum Hunter Resources Corp.*	236	781
ATP Oil & Gas Corp.*	98	756
Energy Partners Ltd.*	66	731
Knightsbridge Tankers Ltd.	43	712
GeoResources, Inc.*	40	712
Hercules Offshore, Inc.*	243	710
Goodrich Petroleum Corp.*	60	709
Basic Energy Services, Inc.*	50	708
Tesco Corp.*	60	696
Endeavour International Corp.*	84	670
Amyris, Inc.*	33	668
Petroquest Energy, Inc.*	121	665
Gulf Island Fabrication, Inc.	32	662
BPZ Resources, Inc.*	223	618
Harvest Natural Resources, Inc.*	70	600
Vaalco Energy, Inc.*	113	549
Frontline Ltd.	113	548
Penn Virginia Corp.	97	540
Venoco, Inc.*	58	511
Matrix Service Co.*	60	511
James River Coal Co.*	79	503
Houston American Energy Corp.	35	482
Vantage Drilling Co.*	374	468
FX Energy, Inc.*	113	467
PHI, Inc.*	24	459
Abraxas Petroleum Corp.	173	457
OYO Geospace Corp.*	8	450
Clayton Williams Energy, Inc.*	10	428
Teekay Tankers Ltd. — Class A	93	428
Uranium Energy Corp.*	156	427
USEC, Inc.	245	394
Cal Dive International, Inc.*	203	388
Gastar Exploration Ltd.*	129	387
Natural Gas Services Group, Inc.*	30	385
Delek US Holdings, Inc.	34	383
Green Plains Renewable Energy, Inc.*	40	373
Rentech, Inc.*	473	369
Panhandle Oil and Gas, Inc. — Class A	13	369
Warren Resources, Inc.*	150	360
Mitcham Industries, Inc.*	30	336
Willbros Group, Inc.*	80	334
Triangle Petroleum Corp.*	90	323
Callon Petroleum Co.*	80	310
Dawson Geophysical Co.*	13	307
GMX Resources, Inc.*	133	302
Scorpio Tankers, Inc.*	56	296
DHT Holdings, Inc.	140	286
Global Geophysical Services, Inc.*	35	279
Voyager Oil & Gas, Inc.*	103	216
Evolution Petroleum Corp.*	30	212
Ur-Energy, Inc.*	223	201
Uranerz Energy Corp.*	143	196
Solazyme, Inc.*	20	192
Miller Energy Resources, Inc.*	62	164
Syntroleum Corp.*	187	161
RigNet, Inc.*	10	160
Westmoreland Coal Co.*	20	155
Union Drilling, Inc.*	30	141
Uranium Resources, Inc.*	203	138
L&L Energy, Inc.*	50	135
Alon USA Energy, Inc.	20	123
Zion Oil & Gas, Inc.*	60	118
Hallador Energy Co.	12	103
Crimson Exploration, Inc.*	43	92
CAMAC Energy, Inc.*	126	76
General Maritime Corp.	248	64
Gevo, Inc.*	10	56
Geokinetics, Inc.*	20	48

Total Energy		127,398

Materials — 2.3%
Coeur d’Alene Mines Corp.*	192	4,117
Sensient Technologies Corp.	105	3,418
Hecla Mining Co.*	598	3,205
Olin Corp.	170	3,062

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Materials — 2.3% (continued)
NewMarket Corp.	20	$3,037
Arch Chemicals, Inc.	53	2,487
Balchem Corp.	66	2,462
PolyOne Corp.	203	2,174
Minerals Technologies, Inc.	43	2,119
Chemtura Corp.*	210	2,106
Buckeye Technologies, Inc.	85	2,049
Thompson Creek Metals Company, Inc.*	328	1,991
Globe Specialty Metals, Inc.	130	1,888
Stillwater Mining Co.*	221	1,879
Schweitzer-Mauduit International, Inc.	33	1,844
HB Fuller Co.	101	1,840
Calgon Carbon Corp.*	125	1,821
Innophos Holdings, Inc.	43	1,714
Clearwater Paper Corp.*	50	1,699
Worthington Industries, Inc.	120	1,676
OM Group, Inc.*	63	1,636
Texas Industries, Inc.	51	1,619
RTI International Metals, Inc.*	67	1,562
Eagle Materials, Inc.	92	1,532
Kaiser Aluminum Corp.	34	1,506
Louisiana-Pacific Corp.	279	1,423
PH Glatfelter Co.	100	1,321
Deltic Timber Corp.	22	1,313
Haynes International, Inc.	30	1,304
LSB Industries, Inc.*	43	1,233
Innospec, Inc.*	50	1,211
AMCOL International Corp.	50	1,200
KapStone Paper and Packaging Corp.*	86	1,195
A. Schulman, Inc.	70	1,189
Graphic Packaging Holding Co.*	341	1,176
Kraton Performance Polymers, Inc.*	72	1,165
Boise, Inc.	223	1,153
Ferro Corp.*	182	1,119
Golden Star Resources Ltd.*	555	1,032
Koppers Holdings, Inc.	40	1,024
Century Aluminum Co.*	113	1,010
Gold Resource Corp.	60	999
Georgia Gulf Corp.*	70	968
Materion Corp.*	40	907
US Gold Corp.*	223	894
Stepan Co.	13	873
Jaguar Mining, Inc.*	183	860
Myers Industries, Inc.	70	711
Wausau Paper Corp.	105	671
Horsehead Holding Corp.*	89	660
Zep, Inc.	43	646
Hawkins, Inc.	20	637
TPC Group, Inc. — Class A*	31	623
Paramount Gold and Silver Corp.*	253	597
Quaker Chemical Corp.	22	570
American Vanguard Corp.	50	558
STR Holdings, Inc.*	64	519
Vista Gold Corp.*	150	501
Zagg, Inc.*	50	496
Flotek Industries, Inc.*	105	490
Golden Minerals Co.*	60	446
Noranda Aluminum Holding Corp.*	53	443
Neenah Paper, Inc.	30	425
FutureFuel Corp.	40	416
General Moly, Inc.*	140	406
United States Lime & Minerals, Inc.*	10	399
Zoltek Companies, Inc.*	60	386
AM Castle & Co.*	35	383
Midway Gold Corp.*	180	362
Omnova Solutions, Inc.*	100	358
Olympic Steel, Inc.	20	339
Landec Corp.*	60	319
AEP Industries, Inc.*	14	311
Universal Stainless & Alloy*	12	305
Senomyx, Inc.*	83	291
Spartech Corp.*	63	202
Revett Minerals, Inc.*	50	193
Headwaters, Inc.*	130	187
Metals USA Holdings Corp.*	20	179
NL Industries, Inc.	14	175
KMG Chemicals, Inc.	13	160
Chase Corp.	14	151
US Energy Corp.*	49	113
Handy & Harman Ltd.*	10	101
Verso Paper Corp.*	30	50

Total Materials		93,791

Utilities — 2.0%
Nicor, Inc.	100	5,501
WGL Holdings, Inc.	113	4,415
Cleco Corp.	127	4,336
Piedmont Natural Gas Company, Inc.	150	4,334
IDACORP, Inc.	105	3,967
Portland General Electric Co.	163	3,861
New Jersey Resources Corp.	90	3,831
Southwest Gas Corp.	100	3,617
UIL Holdings Corp.	103	3,392
PNM Resources, Inc.	182	2,990
South Jersey Industries, Inc.	60	2,985
El Paso Electric Co.	92	2,952
Unisource Energy Corp.	80	2,887
Avista Corp.	120	2,862
Northwest Natural Gas Co.	60	2,646
Black Hills Corp.	83	2,543
Allete, Inc.	67	2,454
NorthWestern Corp.	73	2,332
MGE Energy, Inc.	53	2,156
Atlantic Power Corp.	143	2,029
Laclede Group, Inc.	50	1,938
Empire District Electric Co.	90	1,744
CH Energy Group, Inc.	32	1,669
California Water Service Group	90	1,594
American States Water Co.	40	1,357
Otter Tail Corp.	73	1,336
Dynegy, Inc. — Class A*	223	919

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Utilities — 2.0% (continued)
Central Vermont Public Service Corp.	24	$845
Chesapeake Utilities Corp.	20	802
SJW Corp.	31	675
Middlesex Water Co.	33	563
Ormat Technologies, Inc.	35	563
Unitil Corp.	20	514
Connecticut Water Service, Inc.	20	500
York Water Co.	30	485
Pennichuck Corp.	14	392
Consolidated Water Company Ltd.	33	260
Artesian Resources Corp. — Class A	13	228
Cadiz, Inc.*	22	174

Total Utilities		82,648

Consumer Staples — 1.9%
TreeHouse Foods, Inc.*	80	4,947
Nu Skin Enterprises, Inc. — Class A	113	4,579
Ruddick Corp.	107	4,172
United Natural Foods, Inc.*	101	3,741
Casey’s General Stores, Inc.	80	3,492
Diamond Foods, Inc.	43	3,431
Darling International, Inc.	246	3,097
Sanderson Farms, Inc.	52	2,470
Lancaster Colony Corp.	40	2,440
Fresh Market, Inc.*	60	2,290
Hain Celestial Group, Inc.*	73	2,230
Snyders-Lance, Inc.	103	2,148
Pricesmart, Inc.	33	2,057
Universal Corp.	53	1,901
Fresh Del Monte Produce, Inc.	80	1,856
Vector Group Ltd.	103	1,768
B&G Foods, Inc. — Class A	100	1,668
J&J Snack Foods Corp.	34	1,634
Boston Beer Company, Inc. — Class A*	20	1,454
Elizabeth Arden, Inc.*	50	1,422
WD-40 Co.	35	1,394
Andersons, Inc.	40	1,346
Rite Aid Corp.*	1,263	1,238
Tootsie Roll Industries, Inc.	50	1,206
Central European Distribution Corp.*	153	1,073
Heckmann Corp.*	200	1,058
Prestige Brands Holdings, Inc.*	110	995
Cal-Maine Foods, Inc.	31	974
Chiquita Brands International, Inc.*	100	834
Spectrum Brands Holdings, Inc.*	35	827
Nash Finch Co.	30	808
Dole Food Company, Inc.*	79	790
Coca-Cola Bottling Company Consolidated	14	776
Spartan Stores, Inc.	50	774
Smart Balance, Inc.*	130	767
Weis Markets, Inc.	20	741
Central Garden and Pet Co. — Class A*	103	729
Winn-Dixie Stores, Inc.*	123	728
Pantry, Inc.*	53	643
Star Scientific, Inc.*	225	520
Medifast, Inc.*	32	517
Pilgrim’s Pride Corp.*	113	483
Inter Parfums, Inc.	31	479
Alliance One International, Inc.*	185	451
Calavo Growers, Inc.	21	431
Ingles Markets, Inc. — Class A	30	427
Seneca Foods Corp. — Class A*	20	396
Omega Protein Corp.*	40	363
USANA Health Sciences, Inc.*	13	358
Schiff Nutrition International, Inc.*	30	332
National Beverage Corp.	20	303
Nature’s Sunshine Products, Inc.*	20	282
Village Super Market, Inc. — Class A	11	263
Nutraceutical International Corp.*	20	256
Revlon, Inc. — Class A*	20	246
Susser Holdings Corp.*	12	239
Oil-Dri Corporation of America	12	223
Synutra International, Inc.*	41	218
Alico, Inc.	10	196
Imperial Sugar Co.	30	193
Limoneira Co.	13	186
Primo Water Corp.*	30	169
Female Health Co.	40	163
Lifeway Foods, Inc.*	13	139
Craft Brewers Alliance, Inc.*	20	112
MGP Ingredients, Inc.	22	112
Harbinger Group, Inc.*	20	101
Farmer Brothers Co.	14	77

Total Consumer Staples		78,733

Telecommunication Services — 0.5%
AboveNet, Inc.	53	2,841
Global Crossing Ltd.*	63	1,506
PAETEC Holding Corp.*	271	1,433
Cincinnati Bell, Inc.*	428	1,322
Cogent Communications Group, Inc.*	97	1,305
Consolidated Communications Holdings, Inc.	60	1,083
NTELOS Holdings Corp.	60	1,064
Leap Wireless International, Inc.*	133	918
Vonage Holdings Corp.*	295	767
General Communication, Inc. — Class A*	90	738
Premiere Global Services, Inc.*	113	725
Pendrell Corp.*	319	718
IDT Corp. — Class B	34	694
Neutral Tandem, Inc.*	70	678
Atlantic Tele-Network, Inc.	20	658
Alaska Communications Systems Group, Inc.	92	603
USA Mobility, Inc.	43	568
Iridium Communications, Inc.*	90	558
Shenandoah Telecommunications Co.	48	535
8x8, Inc.*	130	529
Cbeyond, Inc.*	57	402
SureWest Communications	34	356
HickoryTech Corp.	27	260

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 49.5% (continued)
Telecommunication Services — 0.5% (continued)
Towerstream Corp.*	90	$230
inContact, Inc.*	63	217
Fairpoint Communications, Inc.*	43	185
Globalstar, Inc.*	217	89
Boingo Wireless, Inc.*	10	71

Total Telecommunication Services		21,053

Total Common Stocks (Cost $2,125,246)		2,045,390

WARRANTS — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12†	52	15
Magnum Hunter Resources Corp. $10.50, 12/31/11††	13	—

Total Warrants (Cost $—)		15

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 54.9%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$732,474	732,474
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	569,702	569,702
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	558,144	558,144
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	406,930	406,930

Total Repurchase Agreements (Cost $2,267,250)		2,267,250

Total Investments — 104.4% (Cost $4,392,496)		$4,312,655

Liabilities, Less Cash & Other Assets — (4.4)%		(182,298)

Total Net Assets — 100.0%		$4,130,357

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,473,380)	23	$(2,365)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11 [2] (Notional Value $379,942)	590	(4,356)
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $423,079)	657	(12,219)
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11 [2] (Notional Value $406,619)	631	(13,217)
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,444,410)	2,242	(41,760)

(Total Notional Value $2,654,050)		$(71,552)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0%
Financials — 3.7%
MFA Financial, Inc.	216	$1,516
ProAssurance Corp.	20	1,440
Signature Bank*	30	1,432
American Campus Communities, Inc.	38	1,414
Hancock Holding Co.	51	1,366
BioMed Realty Trust, Inc.	80	1,326
Tanger Factory Outlet Centers	50	1,300
National Retail Properties, Inc.	48	1,290
Hatteras Financial Corp.	50	1,258
Equity Lifestyle Properties, Inc.	20	1,254
Kilroy Realty Corp.	40	1,252
Mid-America Apartment Communities, Inc.	20	1,204
Home Properties, Inc.	20	1,135
Highwoods Properties, Inc.	40	1,130
Washington Real Estate Investment Trust	40	1,127
Alterra Capital Holdings Ltd.	59	1,119
SVB Financial Group*	30	1,110
Extra Space Storage, Inc.	57	1,062
Entertainment Properties Trust	27	1,052
Post Properties, Inc.	30	1,042
Cash America International, Inc.	20	1,023
CBL & Associates Properties, Inc.	90	1,022
Starwood Property Trust, Inc.	58	995
Prosperity Bancshares, Inc.	30	980
Omega Healthcare Investors, Inc.	60	956
Iberiabank Corp.	20	941
LaSalle Hotel Properties	47	902
Apollo Investment Corp.	120	902
Colonial Properties Trust	48	872
DuPont Fabros Technology, Inc.	44	866
Ezcorp, Inc. — Class A*	30	856
Stifel Financial Corp.*	30	797
FirstMerit Corp.	70	795
First American Financial Corp.	60	768
Westamerica Bancorporation	20	766
CNO Financial Group, Inc.*	140	757
First Cash Financial Services, Inc.*	18	755
DFC Global Corp.*	34	743
Knight Capital Group, Inc. — Class A*	60	730
EastGroup Properties, Inc.	19	725
Northwest Bancshares, Inc.	60	715
Montpelier Re Holdings Ltd.	40	707
Sovran Self Storage, Inc.	19	706
DiamondRock Hospitality Co.	99	692
Trustmark Corp.	38	690
Healthcare Realty Trust, Inc.	40	674
FNB Corp.	77	660
DCT Industrial Trust, Inc.	146	641
RLI Corp.	10	636
Ocwen Financial Corp.*	48	634
Potlatch Corp.	20	630
Platinum Underwriters Holdings Ltd.	20	615
Medical Properties Trust, Inc.	68	609
CYS Investments, Inc.	50	605
United Bankshares, Inc.	30	603
Umpqua Holdings Corp.	68	598
Harleysville Group, Inc.	10	589
UMB Financial Corp.	18	577
Argo Group International Holdings Ltd.	20	567
Webster Financial Corp.	37	566
Portfolio Recovery Associates, Inc.*	9	560
Delphi Financial Group, Inc. — Class A	26	560
World Acceptance Corp.*	10	560
Old National Bancorp	60	559
Redwood Trust, Inc.	50	559
Cathay General Bancorp	49	558
Capstead Mortgage Corp.	48	554
First Financial Bancorp	40	552
Invesco Mortgage Capital, Inc.	39	551
National Penn Bancshares, Inc.	77	540
Prospect Capital Corp.	64	538
Anworth Mortgage Asset Corp.	78	530
Park National Corp.	10	529
Infinity Property & Casualty Corp.	10	525
First Financial Bankshares, Inc.	20	523
MarketAxess Holdings, Inc.	20	520
Wintrust Financial Corp.	20	516
LTC Properties, Inc.	20	506
CubeSmart	57	486
PHH Corp.*	30	482
Equity One, Inc.	30	476
Pebblebrook Hotel Trust	30	470
Associated Estates Realty Corp.	30	464
Strategic Hotels & Resorts, Inc.*	107	461
Walter Investment Management Corp.	20	459
Tower Group, Inc.	20	457
Texas Capital Bancshares, Inc.	20	457
Franklin Street Properties Corp.	40	452
Lexington Realty Trust	68	445
MB Financial, Inc.	30	442
BancorpSouth, Inc.	50	439
Primerica, Inc.	20	431
Provident Financial Services, Inc.	40	430
Two Harbors Investment Corp.	48	424
National Health Investors, Inc.	10	421
Susquehanna Bancshares, Inc.	77	421
Greenlight Capital Re Ltd. — Class A*	20	415
MF Global Holdings Ltd.*	100	413
Solar Capital Ltd.	20	403
Glimcher Realty Trust	56	396
International Bancshares Corp.	30	395
Navigators Group, Inc.*	9	389
Oritani Financial Corp.	30	386
Astoria Financial Corp.	50	384
CVB Financial Corp.	50	385
First Industrial Realty Trust, Inc.*	48	384
Sunstone Hotel Investors, Inc.*	67	381

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Financials — 3.7% (continued)
Safety Insurance Group, Inc.	10	$378
Nelnet, Inc. — Class A	20	376
Glacier Bancorp, Inc.	40	375
Acadia Realty Trust	20	374
Fifth Street Finance Corp.	40	373
Selective Insurance Group, Inc.	28	365
Inland Real Estate Corp.	50	365
Community Bank System, Inc.	16	363
Financial Engines, Inc.*	20	362
First Potomac Realty Trust	29	362
Investors Real Estate Trust	50	360
American Assets Trust, Inc.	20	359
First Midwest Bancorp, Inc.	49	359
Investors Bancorp, Inc.*	28	354
Sun Communities, Inc.	10	352
Cousins Properties, Inc.	60	351
iStar Financial, Inc.*	60	349
PS Business Parks, Inc.	7	347
Government Properties Income Trust	16	344
Education Realty Trust, Inc.	40	344
Universal Health Realty Income Trust	10	336
NBT Bancorp, Inc.	18	335
FPIC Insurance Group, Inc.*	8	335
Symetra Financial Corp.	40	326
BGC Partners, Inc. — Class A	54	326
American Equity Investment Life Holding Co.	37	324
S&T Bancorp, Inc.	20	323
Retail Opportunity Investments Corp.	29	321
PennyMac Mortgage Investment Trust	20	318
Hersha Hospitality Trust — Class A	90	311
Banco Latinoamericano de Comercio Exterior S.A.	20	305
PrivateBancorp, Inc. — Class A	40	301
National Financial Partners Corp.*	27	295
Brookline Bancorp, Inc.	38	293
BlackRock Kelso Capital Corp.	40	292
Oriental Financial Group, Inc.	30	290
Getty Realty Corp.	20	288
Boston Private Financial Holdings, Inc.	49	288
Columbia Banking System, Inc.	20	286
Chemical Financial Corp.	18	276
First Financial Corp.	10	275
Investment Technology Group, Inc.*	28	274
City Holding Co.	10	270
Meadowbrook Insurance Group, Inc.	30	267
CreXus Investment Corp.	30	266
Cohen & Steers, Inc.	9	259
Colony Financial, Inc.	20	258
Hercules Technology Growth Capital, Inc.	30	256
RLJ Lodging Trust	20	255
Employers Holdings, Inc.	20	255
Renasant Corp.	20	255
State Bank Financial Corp.*	20	252
Bank of the Ozarks, Inc.	12	251
KBW, Inc.	18	248
Sterling Financial Corp.*	20	248
Tejon Ranch Co.*	10	239
PacWest Bancorp	17	237
Pennsylvania Real Estate Investment Trust	30	232
Compass Diversified Holdings	19	231
Arrow Financial Corp.	10	229
Horace Mann Educators Corp.	20	228
PennantPark Investment Corp.	25	223
Trustco Bank Corp.	50	223
First Commonwealth Financial Corp.	60	222
Maiden Holdings Ltd.	30	222
Advance America Cash Advance Centers, Inc.	30	221
Pinnacle Financial Partners, Inc.*	20	219
Forestar Group, Inc.*	20	218
Agree Realty Corp.	10	218
Campus Crest Communities, Inc.	20	218
Independent Bank Corp.	10	217
Simmons First National Corp. — Class A	10	217
Flushing Financial Corp.	20	216
Baldwin & Lyons, Inc. — Class B	10	214
Ashford Hospitality Trust, Inc.	30	211
Tower Bancorp, Inc.	10	209
Flagstone Reinsurance Holdings S.A.	27	209
First Busey Corp.	48	209
International FCStone, Inc.*	10	208
Lakeland Financial Corp.	10	207
MGIC Investment Corp.*	110	206
Evercore Partners, Inc. — Class A	9	205
NorthStar Realty Finance Corp.	62	205
ARMOUR Residential REIT, Inc.	30	204
Newcastle Investment Corp.	50	204
Dime Community Bancshares, Inc.	20	203
Amtrust Financial Services, Inc.	9	200
MCG Capital Corp.	50	198
Washington Trust Bancorp, Inc.	10	198
Western Alliance Bancorporation*	36	197
Chesapeake Lodging Trust	16	193
Territorial Bancorp, Inc.	10	191
Sabra Health Care REIT, Inc.	20	191
Farmer Mac — Class C	10	190
NewStar Financial, Inc.*	20	187
FelCor Lodging Trust, Inc.*	80	186
FBL Financial Group, Inc. — Class A	7	186
Community Trust Bancorp, Inc.	8	186
Resource Capital Corp.	37	185
Berkshire Hills Bancorp, Inc.	10	185
ICG Group, Inc.*	20	184
AMERISAFE, Inc.*	10	184

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Financials — 3.7% (continued)
American Safety Insurance Holdings Ltd.*	10	$184
ViewPoint Financial Group	16	183
Southside Bancshares, Inc.	10	180
Piper Jaffray Cos.*	10	179
Main Street Capital Corp.	10	178
Dynex Capital, Inc.	22	177
Radian Group, Inc.	80	175
Encore Capital Group, Inc.*	8	175
HFF, Inc. — Class A*	20	175
Hudson Valley Holding Corp.	10	174
WesBanco, Inc.	10	173
Global Indemnity plc — Class A*	10	171
Duff & Phelps Corp. — Class A	16	171
Home Bancshares, Inc.	8	170
Great Southern Bancorp, Inc.	10	168
SY Bancorp, Inc.	9	168
1st Source Corp.	8	167
Bryn Mawr Bank Corp.	10	166
German American Bancorp, Inc.	10	161
GFI Group, Inc.	40	161
Oppenheimer Holdings, Inc. — Class A	10	160
Urstadt Biddle Properties, Inc. — Class A	10	160
Artio Global Investors, Inc. — Class A	20	159
Monmouth Real Estate Investment Corp. — Class A	20	159
Gladstone Commercial Corp.	10	157
Ames National Corp.	10	156
TICC Capital Corp.	19	155
Cardinal Financial Corp.	18	155
Triangle Capital Corp.	10	152
Citizens & Northern Corp.	10	149
Golub Capital BDC, Inc.	10	149
SCBT Financial Corp.	6	148
Ramco-Gershenson Properties Trust	18	148
One Liberty Properties, Inc.	10	147
Sandy Spring Bancorp, Inc.	10	146
Sterling Bancorp	20	145
Hilltop Holdings, Inc.*	20	144
Coresite Realty Corp.	10	144
Financial Institutions, Inc.	10	143
Rockville Financial, Inc.	15	142
Heartland Financial USA, Inc.	10	142
Summit Hotel Properties, Inc.	20	141
FXCM, Inc. — Class A	10	140
West Coast Bancorp*	10	140
eHealth, Inc.*	10	137
OmniAmerican Bancorp, Inc.*	10	137
OneBeacon Insurance Group Ltd. — Class A	10	136
Enterprise Financial Services Corp.	10	136
Epoch Holding Corp.	10	136
BofI Holding, Inc.*	10	135
First Defiance Financial Corp.*	10	134
Univest Corporation of Pennsylvania	10	133
Northfield Bancorp, Inc.	10	132
Apollo Commercial Real Estate Finance, Inc.	10	132
State Auto Financial Corp.	10	132
Winthrop Realty Trust	15	130
CapLease, Inc.	36	130
Terreno Realty Corp.	10	128
CNB Financial Corp.	10	128
Banner Corp.	10	128
First Merchants Corp.	18	127
Fox Chase Bancorp, Inc.	10	127
First Bancorp, Inc.	10	126
United Fire & Casualty Co.	7	124
United Financial Bancorp, Inc.	9	123
Pico Holdings, Inc.*	6	123
Safeguard Scientifics, Inc.*	8	120
Beneficial Mutual Bancorp, Inc.*	16	119
Westfield Financial, Inc.	18	119
Eagle Bancorp, Inc.*	10	118
OceanFirst Financial Corp.	10	117
Provident New York Bancorp	20	116
Hudson Pacific Properties, Inc.	10	116
Walker & Dunlop, Inc.*	10	116
Citizens, Inc.*	18	115
TowneBank	10	114
First Pactrust Bancorp, Inc.	10	113
Heritage Financial Corp.	10	110
Franklin Financial Corp.*	10	110
Kite Realty Group Trust	30	110
ESB Financial Corp.	10	110
Cogdell Spencer, Inc.	29	109
THL Credit, Inc.	10	109
Cowen Group, Inc. — Class A*	40	108
Bancorp, Inc.*	15	107
Crawford & Co. — Class B	20	107
First Interstate Bancsystem, Inc. — Class A	10	107
Encore Bancshares, Inc.*	10	107
Republic Bancorp, Inc. — Class A	6	106
Marlin Business Services Corp.*	10	106
State Bancorp, Inc.	10	106
Primus Guaranty Ltd.*	20	105
ESSA Bancorp, Inc.	10	105
MVC Capital, Inc.	10	105
Centerstate Banks, Inc.	20	105
Capital City Bank Group, Inc.	10	104
Ladenburg Thalmann Financial Services, Inc.*	67	104
Central Pacific Financial Corp.*	10	103
Netspend Holdings, Inc.*	20	103
STAG Industrial, Inc.	10	102
First Community Bancshares, Inc.	10	102
Medley Capital Corp.	10	101
Bridge Capital Holdings*	10	101
Calamos Asset Management, Inc. — Class A	10	100

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Financials — 3.7% (continued)
Chatham Lodging Trust	10	$99
1st United Bancorp, Inc.*	20	99
Meridian Interstate Bancorp, Inc.*	9	98
Trico Bancshares	8	98
Nicholas Financial, Inc.	10	98
Nara Bancorp, Inc.*	16	97
Center Bancorp, Inc.	10	96
Excel Trust, Inc.	10	96
Kennedy-Wilson Holdings, Inc.	9	95
Cedar Shopping Centers, Inc.	30	93
Medallion Financial Corp.	10	93
Clifton Savings Bancorp, Inc.	10	92
Sierra Bancorp	10	92
UMH Properties, Inc.	10	91
First Bancorp	9	90
Kearny Financial Corp.	10	88
Parkway Properties, Inc.	8	88
Doral Financial Corp.*	80	87
Ameris Bancorp*	10	87
Union First Market Bankshares Corp.	8	86
Phoenix Companies, Inc.*	70	85
United Community Banks, Inc.*	10	85
West Bancorporation, Inc.	10	85
SWS Group, Inc.	18	84
Center Financial Corp.*	18	84
Suffolk Bancorp	10	83
Presidential Life Corp.	10	82
Wilshire Bancorp, Inc.*	30	82
Avatar Holdings, Inc.*	10	82
CoBiz Financial, Inc.	18	80
Peoples Bancorp, Inc.	7	77
Bank Mutual Corp.	29	76
Hallmark Financial Services*	10	74
Hanmi Financial Corp.*	87	72
Abington Bancorp, Inc.	10	72
FBR & Company*	30	71
RAIT Financial Trust	21	71
Harris & Harris Group, Inc.*	20	71
Pacific Continental Corp.	10	71
Cape Bancorp, Inc.*	10	71
Gladstone Capital Corp.	10	69
Park Sterling Corp.*	20	68
SeaBright Holdings, Inc.	9	65
Edelman Financial Group, Inc.	10	65
Taylor Capital Group, Inc.*	10	64
Mission West Properties, Inc.	8	61
Metro Bancorp, Inc.*	7	61
BankFinancial Corp.	9	60
StellarOne Corp.	6	60
Seacoast Banking Corporation of Florida*	40	59
Virginia Commerce Bancorp, Inc.*	10	59
Kohlberg Capital Corp.	10	59
Washington Banking Co.	6	58
Flagstar Bancorp, Inc.*	119	58
JMP Group, Inc.	10	58
MPG Office Trust, Inc.*	27	57
Gleacher & Company, Inc.*	47	56
Stewart Information Services Corp.	6	53
Sun Bancorp, Inc.*	20	53
MainSource Financial Group, Inc.	6	52
NGP Capital Resources Co.	8	52
Hampton Roads Bankshares, Inc.*	10	47
Home Federal Bancorp, Inc.	6	47
Lakeland Bancorp, Inc.	6	47
CIFC Corp.*	10	43
Southwest Bancorp, Inc.	10	42
Gladstone Investment Corp.	6	41
First Financial Holdings, Inc.	10	40
Heritage Commerce Corp.*	10	39
Universal Insurance Holdings, Inc.	10	39
First Marblehead Corp.	30	31
Pzena Investment Management, Inc. — Class A	8	26
Imperial Holdings, Inc.*	10	24
Capital Bank Corp.*	10	21
PMI Group, Inc.*	88	18

Total Financials		123,136

Information Technology — 2.9%
Netlogic Microsystems, Inc.*	40	1,924
Jack Henry & Associates, Inc.	50	1,449
InterDigital, Inc.	30	1,397
SuccessFactors, Inc.*	49	1,127
Concur Technologies, Inc.*	30	1,117
CommVault Systems, Inc.	30	1,112
RF Micro Devices, Inc.*	170	1,078
Parametric Technology Corp.*	70	1,077
ADTRAN, Inc.	40	1,058
Aruba Networks, Inc.*	50	1,045
CACI International, Inc. — Class A*	20	999
Finisar Corp.*	50	877
QLIK Technologies, Inc.*	40	866
Universal Display Corp.*	18	863
Semtech Corp.*	40	844
Ultimate Software Group, Inc.*	18	841
Rambus, Inc.*	60	840
Hittite Microwave Corp.*	17	828
Arris Group, Inc.*	79	814
Cognex Corp.	30	813
Cavium, Inc.*	30	810
Anixter International, Inc.	17	806
Microsemi Corp.*	50	799
Plantronics, Inc.	28	797
Taleo Corp. — Class A*	30	772
Wright Express Corp.*	20	761
j2 Global Communications, Inc.	28	753
ValueClick, Inc.*	48	747
Cymer, Inc.*	20	744
Aspen Technology, Inc.*	48	733
SolarWinds, Inc.	33	727
Blackboard, Inc.*	16	715
Cardtronics, Inc.*	31	711
JDA Software Group, Inc.*	30	703
Progress Software Corp.*	40	702
Sapient Corp.	68	690
Coherent, Inc.*	16	687
Viasat, Inc.*	20	666

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Information Technology — 2.9% (continued)
RightNow Technologies, Inc.*	20	$661
TiVo, Inc.*	70	654
Blackbaud, Inc.	29	646
MAXIMUS, Inc.	18	628
Quest Software, Inc.*	39	619
MKS Instruments, Inc.	28	608
FEI Co.*	20	599
Scansource, Inc.*	20	591
Cirrus Logic, Inc.*	40	590
Mentor Graphics Corp.*	60	577
Convergys Corp.*	60	563
Comtech Telecommunications Corp.	20	562
Power Integrations, Inc.	18	551
ACI Worldwide, Inc.*	20	551
GT Advanced Technologies, Inc.*	78	548
NetSuite, Inc.*	20	540
Sourcefire, Inc.*	20	535
Acxiom Corp.*	50	532
SYNNEX Corp.*	20	524
Benchmark Electronics, Inc.*	40	520
Entegris, Inc.*	80	510
Take-Two Interactive Software, Inc.*	40	509
Tyler Technologies, Inc.*	20	506
Omnivision Technologies, Inc.*	36	505
TriQuint Semiconductor, Inc. — Class A	100	502
Loral Space & Communications, Inc.*	10	501
Advent Software, Inc.*	24	500
Synchronoss Technologies, Inc.*	20	498
Veeco Instruments, Inc.*	20	488
Unisys Corp.*	30	471
Ancestry.com, Inc.*	20	470
Netgear, Inc.*	18	466
Integrated Device Technology, Inc.*	90	463
OpenTable, Inc.*	10	460
NIC, Inc.	40	458
Earthlink, Inc.	70	457
Insight Enterprises, Inc.	30	454
Plexus Corp.*	20	452
Infinera Corp.*	57	440
Fair Isaac Corp.	20	437
Syntel, Inc.	10	432
Euronet Worldwide, Inc.*	27	425
DealerTrack Holdings, Inc.*	27	423
Blue Coat Systems, Inc.*	30	416
Digital River, Inc.*	20	415
RealPage, Inc.*	20	409
Electronics for Imaging, Inc.*	30	404
Littelfuse, Inc.	10	402
Heartland Payment Systems, Inc.	20	394
Rogers Corp.*	10	391
Rofin-Sinar Technologies, Inc.*	20	384
Synaptics, Inc.*	16	382
Brightpoint, Inc.*	40	368
Lattice Semiconductor Corp.*	70	368
Spansion, Inc. — Class A*	30	367
Volterra Semiconductor Corp.*	19	365
Bottomline Technologies, Inc.*	18	363
Websense, Inc.*	20	346
Constant Contact, Inc.*	20	346
Cabot Microelectronics Corp.*	10	344
TNS, Inc.*	18	338
comScore, Inc.*	20	337
OSI Systems, Inc.*	10	335
LogMeIn, Inc.	10	332
Manhattan Associates, Inc.*	10	331
Brooks Automation, Inc.	40	326
Ultratech, Inc.*	19	326
Forrester Research, Inc.	10	325
Diodes, Inc.*	18	323
Liquidity Services, Inc.*	10	321
Emulex Corp.*	50	320
ATMI, Inc.*	20	316
Sanmina-SCI Corp.*	47	314
Mantech International Corp. — Class A	10	314
Cass Information Systems, Inc.	10	310
Tessera Technologies, Inc.*	26	310
Pegasystems, Inc.	10	306
DG FastChannel, Inc.*	18	305
TeleTech Holdings, Inc.*	20	305
STEC, Inc.*	30	304
BroadSoft, Inc.*	10	304
VirnetX Holding Corp.*	20	300
Kulicke & Soffa Industries, Inc.*	40	298
Maxwell Technologies, Inc.	16	295
Ebix, Inc.	20	294
Silicon Image, Inc.*	50	293
SS&C Technologies Holdings, Inc.*	20	286
Harmonic, Inc.*	67	285
TTM Technologies, Inc.*	30	285
Micrel, Inc.	30	284
Sonus Networks, Inc.*	130	282
LivePerson, Inc.*	28	279
Checkpoint Systems, Inc.*	20	272
Kenexa Corp.*	17	266
Verint Systems, Inc.*	10	263
Amkor Technology, Inc. — Class A*	60	262
United Online, Inc.	50	261
Intermec, Inc.	40	261
S1 Corp.*	28	257
CSG Systems International, Inc.*	20	253
DTS, Inc.*	10	248
Quantum Corp.*	137	248
Opnet Technologies, Inc.	7	244
Ceva, Inc.*	10	243
Advanced Energy Industries, Inc.*	27	233
Mercury Computer Systems, Inc.*	20	230
Netscout Systems, Inc.*	20	228
EPIQ Systems, Inc.	18	226
Tekelec*	37	223
ExlService Holdings, Inc.*	10	220
iGate Corp.	19	219

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Information Technology — 2.9% (continued)
Dice Holdings, Inc.*	28	$219
Kemet Corp.*	30	214
Keynote Systems, Inc.	10	211
Applied Micro Circuits Corp.*	39	209
Measurement Specialties, Inc.*	8	208
Newport Corp.	19	205
Stamps.com, Inc.	10	204
Silicon Graphics International Corp.*	17	203
Entropic Communications, Inc.*	49	202
Super Micro Computer, Inc.*	16	200
Digi International, Inc.	18	198
Monotype Imaging Holdings, Inc.*	16	194
Standard Microsystems Corp.*	10	194
Black Box Corp.	9	192
Interactive Intelligence Group*	7	190
FARO Technologies, Inc.*	6	189
RealD, Inc.*	20	187
Fabrinet*	10	187
QuinStreet, Inc.*	18	186
MTS Systems Corp.	6	184
Monolithic Power Systems, Inc.*	18	183
Accelrys, Inc.*	30	182
Sycamore Networks, Inc.	10	181
Power-One, Inc.	40	180
Magma Design Automation, Inc.*	38	173
Calix, Inc.*	22	172
LoopNet, Inc.*	10	171
Formfactor, Inc.*	27	168
Renaissance Learning, Inc.	10	168
Vocus, Inc.*	10	168
Infospace, Inc.*	20	167
Xyratex Ltd.	18	167
Powerwave Technologies, Inc.*	97	167
SPS Commerce, Inc.	10	163
KIT Digital, Inc.	19	160
LTX-Credence Corp.*	30	159
Sigma Designs, Inc.*	20	157
Integrated Silicon Solution, Inc.*	20	156
Bel Fuse, Inc. — Class B	10	156
Daktronics, Inc.	18	154
Seachange International, Inc.*	20	154
Extreme Networks*	58	154
GSI Group, Inc.*	20	154
Ixia*	20	153
Ness Technologies, Inc.*	20	153
Oplink Communications, Inc.*	10	151
IntraLinks Holdings, Inc.*	20	150
SciQuest, Inc.*	10	149
ShoreTel, Inc.*	30	149
Photronics, Inc.*	30	149
Methode Electronics, Inc.	20	149
Stratasys, Inc.*	8	148
Pericom Semiconductor Corp.*	20	148
Active Network, Inc.*	10	148
CTS Corp.	18	146
OCZ Technology Group, Inc.*	30	146
Move, Inc.*	97	141
MIPS Technologies, Inc. — Class A*	29	140
Echelon Corp.*	20	140
Web.com Group, Inc.*	20	140
Multi-Fineline Electronix, Inc.*	7	140
Avid Technology, Inc.*	18	139
Supertex, Inc.*	8	138
Electro Rent Corp.	10	138
Internap Network Services Corp.*	28	138
Kopin Corp.*	40	137
Globecomm Systems, Inc.*	10	135
Rudolph Technologies, Inc.*	20	134
Echo Global Logistics, Inc.*	10	133
ServiceSource International, Inc.*	10	132
Virtusa Corp.*	10	132
Vishay Precision Group, Inc.*	10	132
Imation Corp.*	18	132
XO Group, Inc.*	16	131
Advanced Analogic Technologies, Inc.*	30	130
PROS Holdings, Inc.*	10	129
Park Electrochemical Corp.	6	128
Cornerstone OnDemand, Inc.*	10	125
DemandTec, Inc.*	19	124
Symmetricom, Inc.*	28	122
Electro Scientific Industries, Inc.*	10	119
Nanometrics, Inc.	8	116
Saba Software, Inc.*	20	115
CIBER, Inc.*	38	115
Anaren, Inc.*	6	115
Actuate Corp.*	20	110
Wave Systems Corp. — Class A*	47	110
MoneyGram International, Inc.*	47	110
Rubicon Technology, Inc.*	10	109
Oclaro, Inc.*	30	109
IXYS Corp.*	10	109
Responsys, Inc.*	10	108
Zix Corp.*	40	107
ModusLink Global Solutions, Inc.	30	105
Mindspeed Technologies, Inc.*	20	104
Exar Corp.*	18	103
Immersion Corp.*	17	102
RealNetworks, Inc.	12	101
AXT, Inc.*	20	101
Computer Task Group, Inc.*	9	101
Envestnet, Inc.*	10	100
Global Cash Access Holdings, Inc.*	39	100
Cohu, Inc.	10	99
Limelight Networks, Inc.*	41	97
TeleCommunication Systems, Inc. — Class A*	28	97
Procera Networks, Inc.*	10	96
Cray, Inc.*	18	96
Richardson Electronics Ltd.	7	95
Aviat Networks, Inc.*	40	94
Zygo Corp.*	8	92
Callidus Software, Inc.*	20	92
Aeroflex Holding Corp.*	10	91
PLX Technology, Inc.*	30	90
Dynamics Research Corp.*	10	89
TeleNav, Inc.*	10	89

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Information Technology — 2.9% (continued)
Lionbridge Technologies, Inc.*	36	$89
Rimage Corp.	7	89
Inphi Corp.*	10	88
Pulse Electronics Corp.	30	86
Marchex, Inc. — Class A	10	85
Convio, Inc.*	10	84
Alpha & Omega Semiconductor Ltd.*	10	82
Anadigics, Inc.*	38	82
VASCO Data Security International, Inc.*	16	82
Meru Networks, Inc.*	10	81
Amtech Systems, Inc.*	10	80
LeCroy Corp.*	10	79
Openwave Systems, Inc.*	50	78
Hackett Group, Inc.*	20	75
X-Rite, Inc.*	20	75
Perficient, Inc.	10	73
Rosetta Stone, Inc.*	8	73
DDi Corp.	10	72
Axcelis Technologies, Inc.*	60	72
SRS Labs, Inc.*	10	72
MoSys, Inc.*	19	70
NeoPhotonics Corp.*	10	69
THQ, Inc.*	38	66
Guidance Software, Inc.*	10	65
Westell Technologies, Inc. — Class A*	30	65
MaxLinear, Inc. — Class A*	10	65
Agilysys, Inc.*	9	64
Glu Mobile, Inc.*	30	63
Intevac, Inc.*	9	63
Radisys Corp.*	10	61
Novatel Wireless, Inc.*	20	60
support.com, Inc.*	30	59
DSP Group, Inc.*	10	59
FalconStor Software, Inc.*	20	58
TechTarget, Inc.*	10	57
PC Connection, Inc.*	7	56
Ellie Mae, Inc.*	10	56
Numerex Corp. — Class A*	10	56
KVH Industries, Inc.*	7	55
Deltek, Inc.*	9	54
CSR plc ADR*	4	54
ORBCOMM, Inc.*	20	51
American Software, Inc. — Class A	7	51
Emcore Corp.*	50	50
GSI Technology, Inc.*	10	49
PRGX Global, Inc.*	10	47
Dot Hill Systems Corp.*	30	45
Ultra Clean Holdings*	10	43
PDF Solutions, Inc.*	10	41
Identive Group, Inc.*	20	40
BigBand Networks, Inc.*	30	38
FSI International, Inc.*	20	38
Opnext, Inc.*	30	38
Motricity, Inc.*	20	34
Smith Micro Software, Inc.*	20	30
eMagin Corp.*	10	26
Stream Global Services, Inc.*	10	21
Dialogic, Inc.*	10	18

Total Information Technology		97,779

Industrials — 2.6%
HEICO Corp.	31	1,526
Hexcel Corp.*	57	1,263
Dollar Thrifty Automotive Group, Inc.*	20	1,126
Alaska Air Group, Inc.*	20	1,126
CLARCOR, Inc.	27	1,117
FTI Consulting, Inc.	30	1,104
Esterline Technologies Corp.*	20	1,037
Clean Harbors, Inc.*	20	1,026
Watsco, Inc.	20	1,022
Acuity Brands, Inc.	28	1,009
Acacia Research — Acacia Technologies*	28	1,008
CoStar Group, Inc.*	19	987
Woodward, Inc.	36	986
Moog, Inc. — Class A*	30	979
Teledyne Technologies, Inc.*	20	977
Triumph Group, Inc.	20	975
Genesee & Wyoming, Inc. — Class A*	20	930
Curtiss-Wright Corp.	30	865
Ameron International Corp.	10	849
United Stationers, Inc.	30	818
Applied Industrial Technologies, Inc.	30	815
EMCOR Group, Inc.	40	813
Brady Corp. — Class A	30	793
Actuant Corp. — Class A	40	790
Old Dominion Freight Line, Inc.*	27	782
Chart Industries, Inc.	18	759
Tetra Tech, Inc.*	40	750
Rollins, Inc.	40	748
Geo Group, Inc.*	40	742
Mueller Industries, Inc.	19	733
Belden, Inc.	28	722
Brink’s Co.	30	699
Robbins & Myers, Inc.	20	694
United Rentals, Inc.*	40	674
Simpson Manufacturing Company, Inc.	27	673
Atlas Air Worldwide Holdings, Inc.*	20	666
Herman Miller, Inc.	37	661
Healthcare Services Group, Inc.	40	646
AO Smith Corp.	20	641
II-VI, Inc.*	36	630
Werner Enterprises, Inc.	30	625
JetBlue Airways Corp.*	150	615
American Science & Engineering, Inc.	10	611
EnerSys*	30	601
Corporate Executive Board Co.	20	596
Avis Budget Group, Inc.*	60	580

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Industrials — 2.6% (continued)
Barnes Group, Inc.	30	$577
HNI Corp.	30	574
Kaydon Corp.	20	574
ABM Industries, Inc.	30	572
HUB Group, Inc. — Class A*	20	565
Middleby Corp.*	8	564
US Airways Group, Inc.*	100	550
Mine Safety Appliances Co.	20	539
Lindsay Corp.	10	538
Kaman Corp.	19	529
MasTec, Inc.	30	528
Advisory Board Co.*	8	516
Forward Air Corp.	20	509
Orbital Sciences Corp.	38	486
ESCO Technologies, Inc.	19	484
Ceradyne, Inc.*	18	484
Deluxe Corp.	26	484
Beacon Roofing Supply, Inc.*	30	480
Watts Water Technologies, Inc. — Class A	18	480
Knight Transportation, Inc.	36	479
Allegiant Travel Co. — Class A*	10	471
Unifirst Corp.	10	453
SYKES Enterprises, Inc.*	30	449
Meritor, Inc.*	60	424
Titan International, Inc.	28	420
3D Systems Corp.*	30	420
Exponent, Inc.*	10	413
Heartland Express, Inc.	30	407
Cubic Corp.	10	391
AZZ, Inc.	10	388
Briggs & Stratton Corp.	28	378
Generac Holdings, Inc.*	20	376
Granite Construction, Inc.	20	375
Amerco, Inc.*	6	375
Knoll, Inc.	27	370
DigitalGlobe, Inc.*	19	369
Korn*	30	366
Albany International Corp. — Class A	20	365
Colfax Corp.*	18	365
Franklin Electric Company, Inc.	10	363
Aircastle Ltd.	38	362
Quad	20	361
Interface, Inc. — Class A	30	356
Blount International, Inc.*	26	347
Skywest, Inc.	30	345
RBC Bearings, Inc.*	10	340
TrueBlue, Inc.*	30	340
Raven Industries, Inc.	7	337
Cascade Corp.	10	334
AAR Corp.	20	333
Consolidated Graphics, Inc.*	9	329
Higher One Holdings, Inc.*	20	325
Arkansas Best Corp.	20	323
Swift Transportation Co.*	50	322
Steelcase, Inc. — Class A	50	316
Standex International Corp.	10	311
Powell Industries, Inc.*	10	310
Dycom Industries, Inc.*	20	306
Sun Hydraulics Corp.	15	306
CIRCOR International, Inc.	10	294
Resources Connection, Inc.	30	293
Badger Meter, Inc.	10	289
Sauer-Danfoss, Inc.*	10	289
John Bean Technologies Corp.	20	285
GeoEye, Inc.*	10	284
Astronics Corp.*	10	282
Huron Consulting Group, Inc.*	9	280
Mobile Mini, Inc.*	17	279
RSC Holdings, Inc.*	39	278
USG Corp.	40	269
Navigant Consulting, Inc.*	29	269
Trimas Corp.*	18	267
Astec Industries, Inc.*	9	264
Ennis, Inc.	20	261
Interline Brands, Inc.*	20	257
Rush Enterprises, Inc. — Class A*	18	255
TAL International Group, Inc.	10	249
Gorman-Rupp Co.	10	247
M&F Worldwide Corp.*	10	246
Mueller Water Products, Inc. — Class A	97	241
McGrath Rentcorp	10	238
EnPro Industries, Inc.*	8	237
Griffon Corp.*	29	237
Global Power Equipment Group, Inc.*	10	233
Insituform Technologies, Inc. — Class A*	20	232
Altra Holdings, Inc.*	20	231
Layne Christensen Co.*	10	231
G&K Services, Inc. — Class A	9	230
Tutor Perini Corp.	20	230
Multi-Color Corp.	10	226
Aerovironment, Inc.*	8	225
LB Foster Co. — Class A	10	222
Quanex Building Products Corp.	20	219
Kelly Services, Inc. — Class A	19	217
Twin Disc, Inc.	8	213
Tennant Co.	6	212
Team, Inc.*	10	210
RPX Corp.*	10	207
Encore Wire Corp.	10	206
Ampco-Pittsburgh Corp.	10	205
Northwest Pipe Co.*	10	203
Textainer Group Holdings Ltd.	10	203
Swisher Hygiene, Inc.	50	203
CRA International, Inc.*	10	200
Pendrell Corp.*	88	198
Michael Baker Corp.*	10	191
DXP Enterprises, Inc.*	10	188
ICF International, Inc.*	10	188
Wabash National Corp.*	38	181
Zipcar, Inc.*	10	180
GenCorp, Inc.*	40	180

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Industrials — 2.6% (continued)
Titan Machinery, Inc.*	10	$179
Kadant, Inc.*	10	178
Federal Signal Corp.	40	177
EnergySolutions, Inc.*	50	176
MYR Group, Inc.*	10	176
Mistras Group, Inc.*	10	176
Miller Industries, Inc.	10	173
LMI Aerospace, Inc.*	10	171
APAC Customer Services, Inc.*	20	170
Viad Corp.	10	170
Universal Forest Products, Inc.	7	168
Kforce, Inc.*	17	167
Taser International, Inc.*	38	164
Great Lakes Dredge & Dock Corp.	40	163
A123 Systems, Inc.*	47	162
Trex Company, Inc.	10	160
AAON, Inc.	10	158
Dynamic Materials Corp.	10	158
Primoris Services Corp.	15	157
InnerWorkings, Inc.*	20	157
Standard Parking Corp.*	10	156
Marten Transport Ltd.	9	155
US Ecology, Inc.	10	155
Force Protection, Inc.*	40	154
Capstone Turbine Corp.*	150	150
Ducommun, Inc.	10	150
Tredegar Corp.	10	148
Heidrick & Struggles International, Inc.	9	148
Gibraltar Industries, Inc.*	18	146
Apogee Enterprises, Inc.	17	146
FreightCar America, Inc.*	10	144
Dolan Co.*	16	144
ACCO Brands Corp.*	30	143
Comfort Systems USA, Inc.	17	141
On Assignment, Inc.*	20	141
H&E Equipment Services, Inc.*	17	140
Thermon Group Holdings, Inc. — Class A*	10	138
Roadrunner Transportation Systems, Inc.*	10	137
Kratos Defense & Security Solutions, Inc.*	20	134
Insperity, Inc.	6	133
CBIZ, Inc.*	20	132
RailAmerica, Inc.*	10	130
Air Transport Services Group, Inc.*	30	130
Intersections, Inc.	10	129
Douglas Dynamics, Inc.	10	128
Spirit Airlines, Inc.*	10	125
Genco Shipping & Trading Ltd.*	16	125
SeaCube Container Leasing Ltd.	10	121
American Woodmark Corp.	10	121
Park-Ohio Holdings Corp.*	10	120
Commercial Vehicle Group, Inc.*	18	118
CAI International, Inc.*	10	117
Graham Corp.	7	116
Orion Marine Group, Inc.*	20	115
American Superconductor Corp.*	29	114
AT Cross Co. — Class A*	10	113
Sterling Construction Company, Inc.*	10	112
Hawaiian Holdings, Inc.*	26	109
American Railcar Industries, Inc.*	7	108
CDI Corp.	10	107
Greenbrier Companies, Inc.*	9	105
Xerium Technologies, Inc.*	10	105
Houston Wire & Cable Co.	9	103
Furmanite Corp.*	19	103
Accuride Corp.*	20	102
Ameresco, Inc. — Class A*	10	102
GP Strategies Corp.*	10	100
Schawk, Inc. — Class A	10	99
Columbus McKinnon Corp.*	9	99
Odyssey Marine Exploration, Inc.*	40	98
Kimball International, Inc. — Class B	20	97
Casella Waste Systems, Inc. — Class A*	18	95
PMFG, Inc.*	6	95
Hill International, Inc.*	20	94
Insteel Industries, Inc.	9	91
Cenveo, Inc.*	30	90
EnerNOC, Inc.*	10	90
Aceto Corp.	17	90
Quality Distribution, Inc.*	10	90
Vicor Corp.	10	88
Republic Airways Holdings, Inc.*	30	85
Coleman Cable, Inc.*	10	85
Energy Recovery, Inc.*	26	78
Metalico, Inc.*	20	78
Franklin Covey Co.*	10	76
NCI Building Systems, Inc.*	10	76
Tecumseh Products Co. — Class A*	10	73
TMS International Corp. — Class A*	10	73
School Specialty, Inc.*	10	71
Lydall, Inc.*	8	71
KEYW Holding Corp.*	10	71
Hudson Highland Group, Inc.*	20	68
Pike Electric Corp.*	10	68
FuelCell Energy, Inc.*	80	67
Active Power, Inc.*	50	65
American Reprographics Co.*	19	64
Pacer International, Inc.*	17	64
Saia, Inc.	6	63
Eagle Bulk Shipping, Inc.*	40	63
Flow International Corp.*	27	60
Fuel Tech, Inc.*	10	58
Satcon Technology Corp.*	60	57
Excel Maritime Carriers Ltd. — Class A*	27	56
LSI Industries, Inc.	9	56
Celadon Group, Inc.	6	53
Courier Corp.	8	52
Met-Pro Corp.	6	51
NN, Inc.*	10	50

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Industrials — 2.6% (continued)
UniTek Global Services, Inc.*	10	$50
PowerSecure International, Inc.*	10	47
Baltic Trading Ltd.	10	47
WCA Waste Corp.*	10	42
Valence Technology, Inc.*	40	42
Microvision, Inc.*	57	39
Builders FirstSource, Inc.*	30	38
Covenant Transportation Group, Inc. — Class A*	10	37
TRC Companies, Inc.*	10	30
Essex Rental Corp.*	10	25
Broadwind Energy, Inc.*	68	22
Ultrapetrol Bahamas Ltd.*	8	18
Ener1, Inc.*	40	5

Total Industrials		88,679

Consumer Discretionary — 2.3%
Warnaco Group, Inc.*	29	1,337
Cinemark Holdings, Inc.	63	1,189
Crocs, Inc.*	50	1,183
Life Time Fitness, Inc.*	30	1,106
Rent-A-Center, Inc.	40	1,098
Domino’s Pizza, Inc.*	40	1,090
Ascena Retail Group, Inc.*	40	1,083
Tenneco, Inc.*	40	1,024
Sotheby’s	37	1,020
Wolverine World Wide, Inc.	30	998
Cheesecake Factory, Inc.*	40	986
Jos A. Bank Clothiers, Inc.*	20	933
Carter’s, Inc.*	30	916
Dana Holding Corp.*	87	913
Shutterfly, Inc.*	20	824
Pool Corp.	30	785
Buckle, Inc.	20	769
Strayer Education, Inc.	10	767
Vail Resorts, Inc.	20	756
Vitamin Shoppe, Inc.*	20	749
Childrens Place Retail Stores, Inc.*	16	744
Hillenbrand, Inc.	40	736
Men’s Wearhouse, Inc.	28	730
Monro Muffler Brake, Inc.	22	725
Coinstar, Inc.*	18	720
Brunswick Corp.	50	702
Live Nation Entertainment, Inc.*	87	697
ANN, Inc.*	30	685
Hibbett Sports, Inc.*	20	678
Pier 1 Imports, Inc.*	68	665
HSN, Inc.	20	663
Arbitron, Inc.	20	662
Iconix Brand Group, Inc.*	40	632
Matthews International Corp. — Class A	20	615
Saks, Inc.*	70	612
Express, Inc.	30	609
Steven Madden Ltd.*	20	602
Finish Line, Inc. — Class A	30	600
Jack in the Box, Inc.	30	598
Bob Evans Farms, Inc.	20	570
Scholastic Corp.	20	561
Peet’s Coffee & Tea, Inc.*	10	556
Six Flags Entertainment Corp.	20	554
Cabela’s, Inc.*	27	553
99 Cents Only Stores*	30	553
Aeropostale, Inc.*	50	541
Buffalo Wild Wings, Inc.*	9	538
Regis Corp.	38	535
Genesco, Inc.*	10	515
Valassis Communications, Inc.*	27	506
Helen of Troy Ltd.*	20	502
Texas Roadhouse, Inc. — Class A	38	502
Collective Brands, Inc.*	38	492
True Religion Apparel, Inc.*	18	485
Penske Automotive Group, Inc.	30	480
New York Times Co. — Class A*	80	465
Columbia Sportswear Co.	10	464
Jones Group, Inc.	50	460
K12, Inc.*	18	458
International Speedway Corp. — Class A	20	457
Meredith Corp.	20	453
Cato Corp. — Class A	20	451
BJ’s Restaurants, Inc.*	10	441
Cooper Tire & Rubber Co.	40	436
National CineMedia, Inc.	30	435
Select Comfort Corp.*	30	419
Orient-Express Hotels Ltd. — Class A*	60	415
Steiner Leisure Ltd.*	10	408
Cracker Barrel Old Country Store, Inc.	10	401
Ascent Capital Group, Inc. — Class A*	10	393
Gaylord Entertainment Co.	20	387
DineEquity, Inc.*	10	385
Jakks Pacific, Inc.	20	379
American Greetings Corp. — Class A	20	370
Pinnacle Entertainment, Inc.*	40	363
Vera Bradley, Inc.*	10	361
Group 1 Automotive, Inc.	10	355
Office Depot, Inc.*	170	350
Oxford Industries, Inc.	10	343
American Public Education, Inc.*	10	340
MDC Holdings, Inc.	20	339
Asbury Automotive Group, Inc.*	20	330
Ryland Group, Inc.	30	319
Grand Canyon Education, Inc.*	19	307
Core-Mark Holding Company, Inc.*	10	306
American Axle & Manufacturing Holdings, Inc.*	40	305
Ameristar Casinos, Inc.	19	305
Meritage Homes Corp.*	20	303
PEP Boys-Manny Moe & Jack	30	296
KB Home	50	293
America’s Car-Mart, Inc.*	10	290
MDC Partners, Inc. — Class A	20	288
Ruby Tuesday, Inc.*	40	286
Stewart Enterprises, Inc. — Class A	48	286
Liz Claiborne, Inc.*	57	285

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Consumer Discretionary — 2.3% (continued)
Capella Education Co.*	10	$284
Sonic Corp.*	40	283
Belo Corp. — Class A	57	279
Stage Stores, Inc.	20	277
Churchill Downs, Inc.	7	273
PF Chang’s China Bistro, Inc.	10	272
Wet Seal, Inc. — Class A*	60	269
Interval Leisure Group, Inc.*	20	266
Scientific Games Corp. — Class A*	37	263
Knology, Inc.*	20	260
CEC Entertainment, Inc.	9	256
Harte-Hanks, Inc.	30	254
Krispy Kreme Doughnuts, Inc.*	37	252
Shuffle Master, Inc.*	30	252
Blue Nile, Inc.*	7	247
Quiksilver, Inc.*	80	244
OfficeMax, Inc.*	50	242
Red Robin Gourmet Burgers, Inc.*	10	241
Skechers U.S.A., Inc. — Class A*	17	239
Barnes & Noble, Inc.	20	237
Shoe Carnival, Inc.*	10	236
Modine Manufacturing Co.*	26	236
Sturm Ruger & Company, Inc.	9	234
Dorman Products, Inc.*	7	232
G-III Apparel Group Ltd.*	10	229
Rue21, Inc.*	10	227
Fisher Communications, Inc.*	10	223
La-Z-Boy, Inc.*	30	222
NutriSystem, Inc.	18	218
Sonic Automotive, Inc. — Class A	20	216
Sinclair Broadcast Group, Inc. — Class A	30	215
Hot Topic, Inc.	28	214
Fred’s, Inc. — Class A	20	213
AFC Enterprises, Inc.*	18	213
Papa John’s International, Inc.	7	213
Maidenform Brands, Inc.	9	211
Lions Gate Entertainment Corp.*	30	207
Callaway Golf Co.	40	207
iRobot Corp.*	8	201
GNC Holdings, Inc. — Class A*	10	201
Drew Industries, Inc.	10	200
Brown Shoe Company, Inc.	28	199
Fuel Systems Solutions, Inc.*	10	192
Denny’s Corp.*	57	190
Perry Ellis International, Inc.*	10	188
Exide Technologies*	46	184
Charming Shoppes, Inc.*	70	182
Body Central Corp.*	10	182
World Wrestling Entertainment, Inc. — Class A	20	178
Bridgepoint Education, Inc.*	10	174
Standard Pacific Corp.*	68	168
Bravo Brio Restaurant Group, Inc.*	10	166
Central European Media Enterprises Ltd. — Class A*	20	156
Superior Industries International, Inc.	10	154
Boyd Gaming Corp.*	30	147
Arctic Cat, Inc.*	10	145
Lithia Motors, Inc. — Class A	10	144
Zumiez, Inc.*	8	140
EW Scripps Co. — Class A*	20	140
Ethan Allen Interiors, Inc.	10	136
Universal Technical Institute, Inc.*	10	136
Bebe Stores, Inc.	20	134
Universal Electronics, Inc.*	8	131
Standard Motor Products, Inc.	10	130
Mac-Gray Corp.	10	129
Destination Maternity Corp.	10	129
Cherokee, Inc.	10	128
Amerigon, Inc.*	10	127
Rentrak Corp.*	10	126
Stein Mart, Inc.	20	125
Eastman Kodak Co.*	160	125
Winnebago Industries, Inc.*	18	125
Speedway Motorsports, Inc.	10	121
Caribou Coffee Company, Inc.*	10	118
Citi Trends, Inc.*	10	118
Leapfrog Enterprises, Inc. — Class A*	34	115
Casual Male Retail Group, Inc.*	30	113
ReachLocal, Inc.*	10	109
Talbots, Inc.*	40	108
RG Barry Corp.	10	106
Tuesday Morning Corp.*	30	106
Libbey, Inc.*	10	105
Smith & Wesson Holding Corp.	40	101
Zagg, Inc.*	10	99
Monarch Casino & Resort, Inc.*	10	98
hhgregg, Inc.*	10	97
Lifetime Brands, Inc.	10	96
Overstock.com, Inc.*	10	93
Kirkland’s, Inc.*	10	92
Lumber Liquidators Holdings, Inc.*	6	91
PetMed Express, Inc.	10	90
Marcus Corp.	9	90
Journal Communications, Inc. — Class A*	30	89
Systemax, Inc.*	7	89
Carrols Restaurant Group, Inc.*	10	89
Benihana, Inc. — Class A*	10	86
Ruth’s Hospitality Group, Inc.*	20	86
Movado Group, Inc.	7	85
Archipelago Learning, Inc.*	10	84
Stoneridge, Inc.*	16	84
Spartan Motors, Inc.	20	83
Motorcar Parts of America, Inc.*	10	82
Unifi, Inc.*	10	82
Lincoln Educational Services Corp.	10	81
Multimedia Games Holding Company, Inc.*	20	81
Corinthian Colleges, Inc.*	50	78
Beazer Homes USA, Inc.*	50	75
Town Sports International Holdings, Inc.*	10	73

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Consumer Discretionary — 2.3% (continued)
K-Swiss, Inc. — Class A*	17	$72
National American University Holdings, Inc.	10	72
Valuevision Media, Inc. — Class A*	30	71
Christopher & Banks Corp.	20	71
Haverty Furniture Companies, Inc.	7	70
McCormick & Schmick’s Seafood Restaurants, Inc.*	10	69
Global Sources Ltd.*	10	68
Red Lion Hotels Corp.*	10	67
Nexstar Broadcasting Group, Inc. — Class A*	10	66
Black Diamond, Inc.*	10	65
MarineMax, Inc.*	10	65
Cost Plus, Inc.*	10	63
Martha Stewart Living Omnimedia — Class A*	20	62
West Marine, Inc.*	8	62
Big 5 Sporting Goods Corp.	10	61
Morgans Hotel Group Co.*	10	60
O’Charleys, Inc.*	10	59
Furniture Brands International, Inc.*	28	58
Conn’s, Inc.*	8	57
New York & Company, Inc.*	18	57
Ambassadors Group, Inc.	10	57
Outdoor Channel Holdings, Inc.	10	57
Zale Corp.*	20	57
interCLICK, Inc.*	10	55
Audiovox Corp. — Class A*	10	55
McClatchy Co. — Class A*	40	54
Summer Infant, Inc.*	8	53
Entercom Communications Corp. — Class A*	10	52
US Auto Parts Network, Inc.*	10	51
Coldwater Creek, Inc.*	40	50
Bon-Ton Stores, Inc.	10	50
Hovnanian Enterprises, Inc. — Class A*	40	49
M/I Homes, Inc.*	8	48
Jamba, Inc.*	37	48
Sealy Corp.*	30	44
Gray Television, Inc.*	28	44
AH Belo Corp. — Class A	10	42
Luby’s, Inc.*	10	41
1-800-Flowers.com, Inc. — Class A*	17	39
LIN TV Corp. — Class A*	18	39
Pacific Sunwear of California, Inc.*	30	36
Build-A-Bear Workshop, Inc. — Class A*	7	36
Marine Products Corp.*	10	34
Cambium Learning Group, Inc.*	10	30
Isle of Capri Casinos, Inc.*	6	29
Crown Media Holdings, Inc. — Class A*	20	29
Entravision Communications Corp. — Class A*	28	29
Cumulus Media, Inc. — Class A*	10	28
Orbitz Worldwide, Inc.*	9	20

Total Consumer Discretionary		75,783

Health Care — 2.2%
Cepheid, Inc.*	38	1,476
Healthspring, Inc.*	40	1,458
Medicis Pharmaceutical Corp. — Class A	38	1,386
HMS Holdings Corp.*	54	1,317
Cubist Pharmaceuticals, Inc.*	37	1,307
Salix Pharmaceuticals Ltd.*	40	1,184
Onyx Pharmaceuticals, Inc.*	38	1,140
WellCare Health Plans, Inc.*	30	1,139
STERIS Corp.	38	1,112
Seattle Genetics, Inc.*	58	1,105
Owens & Minor, Inc.	38	1,082
athenahealth, Inc.*	18	1,072
Haemonetics Corp.*	18	1,053
Quality Systems, Inc.	10	970
Magellan Health Services, Inc.*	20	966
Viropharma, Inc.	50	903
Alkermes plc*	59	900
HealthSouth Corp.*	59	881
Centene Corp.*	30	860
Volcano Corp.*	29	859
Questcor Pharmaceuticals, Inc.*	30	818
Theravance, Inc.*	38	765
PAREXEL International Corp.*	40	757
Incyte Corporation Ltd.*	50	698
MWI Veterinary Supply, Inc.*	10	688
Ariad Pharmaceuticals, Inc.*	78	686
Impax Laboratories, Inc.*	38	681
Masimo Corp.	30	649
HeartWare International, Inc.*	10	644
West Pharmaceutical Services, Inc.	17	631
MAKO Surgical Corp.*	18	616
PSS World Medical, Inc.*	30	591
Align Technology, Inc.*	38	576
Arthrocare Corp.*	20	575
Cyberonics, Inc.*	20	566
NxStage Medical, Inc.*	27	563
Par Pharmaceutical Companies, Inc.*	20	532
InterMune, Inc.*	26	525
Air Methods Corp.*	8	509
Immunogen, Inc.*	46	504
Chemed Corp.	9	495
PDL BioPharma, Inc.	88	488
Meridian Bioscience, Inc.	30	472
Computer Programs & Systems, Inc.	7	463
Invacare Corp.	20	461
Insulet Corp.*	30	458
DexCom, Inc.*	38	456
Analogic Corp.	10	454
Amsurg Corp. — Class A*	20	450
Auxilium Pharmaceuticals, Inc.*	30	450
Exelixis, Inc.	80	437
Accretive Health, Inc.*	20	425
Luminex Corp.*	19	421

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Health Care — 2.2% (continued)
Medicines Co.*	28	$417
Jazz Pharmaceuticals, Inc.*	10	415
Optimer Pharmaceuticals, Inc.*	30	415
CONMED Corp.*	18	414
Acorda Therapeutics, Inc.	20	399
Vivus, Inc.*	48	387
Isis Pharmaceuticals, Inc.*	56	380
ICU Medical, Inc.*	10	368
Integra LifeSciences Holdings Corp.*	10	358
Wright Medical Group, Inc.*	20	358
IPC The Hospitalist Company, Inc.*	10	357
Bio-Reference Labs, Inc.*	19	350
Neogen Corp.*	10	347
Momenta Pharmaceuticals, Inc.*	30	345
Pharmacyclics, Inc.*	29	343
NuVasive, Inc.*	20	341
Hanger Orthopedic Group, Inc.*	18	340
Zoll Medical Corp.*	9	340
Medivation, Inc.*	20	340
Hi-Tech Pharmacal Company, Inc.*	10	336
Nektar Therapeutics*	69	335
Quidel Corp.*	20	327
NPS Pharmaceuticals, Inc.*	50	325
Ironwood Pharmaceuticals, Inc. — Class A*	30	324
Orthofix International N.V.*	9	311
AVEO Pharmaceuticals, Inc.*	20	308
Halozyme Therapeutics, Inc. — Class A	50	307
Endologix, Inc.*	30	301
Sequenom, Inc.	59	300
Landauer, Inc.	6	297
Team Health Holdings, Inc.*	18	296
Opko Health, Inc.*	68	294
Rigel Pharmaceuticals, Inc.*	40	294
Caliper Life Sciences, Inc.*	28	293
MedAssets, Inc.*	30	288
Targacept, Inc.*	19	285
Emeritus Corp.*	20	282
Micromet, Inc.*	58	278
Omnicell, Inc.*	20	276
Amedisys, Inc.*	18	267
Merit Medical Systems, Inc.*	20	263
Kindred Healthcare, Inc.	30	259
Kensey Nash Corp.*	10	245
SonoSite, Inc. — Class A	8	243
PharMerica Corp.*	17	243
OraSure Technologies, Inc.*	30	239
AVANIR Pharmaceuticals, Inc. — Class A*	83	237
Angiodynamics, Inc.*	18	237
Akorn, Inc.*	30	234
Molina Healthcare, Inc.*	15	232
Abaxis, Inc.*	10	229
Transcend Services, Inc.*	10	225
ABIOMED, Inc.*	20	221
Genomic Health, Inc.*	10	220
Spectrum Pharmaceuticals, Inc.*	28	214
Cantel Medical Corp.	10	211
Enzon Pharmaceuticals, Inc.*	30	211
Conceptus, Inc.*	20	209
Tornier N.V.*	10	205
MannKind Corp.*	54	205
ExamWorks Group, Inc.*	20	204
Universal American Corp.	20	201
Greatbatch, Inc.*	10	200
Select Medical Holdings Corp.*	30	200
Affymetrix, Inc.*	40	196
National Healthcare Corp.	6	194
Exact Sciences Corp.*	28	186
Sunrise Senior Living, Inc.*	40	185
US Physical Therapy, Inc.	10	185
Merge Healthcare, Inc.*	30	183
Oncothyreon, Inc.*	30	179
ZIOPHARM Oncology, Inc.*	40	176
Natus Medical, Inc.*	18	171
LHC Group, Inc.*	10	171
Neurocrine Biosciences, Inc.*	28	167
Healthways, Inc.*	17	167
Almost Family, Inc.*	10	166
Medidata Solutions, Inc.*	10	164
Savient Pharmaceuticals, Inc.*	40	164
Geron Corp.*	77	163
Ensign Group, Inc.	7	162
Curis, Inc.*	50	158
Accuray, Inc.*	39	157
Ardea Biosciences, Inc.*	10	156
Staar Surgical Co.*	20	156
Arqule, Inc.*	30	152
MedQuist Holdings, Inc.*	20	151
Depomed, Inc.*	28	151
Neoprobe Corp.*	50	148
AMAG Pharmaceuticals, Inc.*	10	148
MAP Pharmaceuticals, Inc.*	10	146
Spectranetics Corp.*	20	143
Furiex Pharmaceuticals, Inc.*	10	142
Exactech, Inc.*	10	141
Idenix Pharmaceuticals, Inc.*	28	140
Symmetry Medical, Inc.*	18	139
Ligand Pharmaceuticals, Inc. — Class B*	10	137
Arena Pharmaceuticals, Inc.*	94	136
Metropolitan Health Networks, Inc.*	30	136
eResearchTechnology, Inc.*	30	134
Biosante Pharmaceuticals, Inc.*	58	132
Alnylam Pharmaceuticals, Inc.*	20	131
Sangamo Biosciences, Inc.*	30	131
HealthStream, Inc.*	10	128
Continucare Corp.*	20	128
BioScrip, Inc.*	20	127
Assisted Living Concepts, Inc. — Class A	10	127
Dynavax Technologies Corp.*	68	126
Immunomedics, Inc.*	39	125

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Health Care — 2.2% (continued)
Capital Senior Living Corp.*	20	$123
Keryx Biopharmaceuticals, Inc.*	40	120
XenoPort, Inc.*	20	118
Cadence Pharmaceuticals, Inc.*	18	118
Unilife Corp.*	28	118
Triple-S Management Corp. — Class B*	7	117
Synovis Life Technologies, Inc.*	7	117
Vascular Solutions, Inc.*	10	115
Cardiovascular Systems, Inc.*	10	114
Antares Pharma, Inc.*	48	111
Codexis, Inc.*	24	110
Chelsea Therapeutics International Ltd.*	30	110
Maxygen, Inc.	20	109
Progenics Pharmaceuticals, Inc.*	19	109
Emergent Biosolutions, Inc.*	7	108
Providence Service Corp.*	10	107
Endocyte, Inc.*	10	106
Cell Therapeutics, Inc.*	100	106
Insmed, Inc.*	20	102
Cynosure, Inc. — Class A*	10	101
Cambrex Corp.*	20	101
Hansen Medical, Inc.*	30	100
Gentiva Health Services, Inc.*	18	99
Vical, Inc.*	40	99
Vanda Pharmaceuticals, Inc.*	20	99
RTI Biologics, Inc.*	30	99
OncoGenex Pharmaceutical, Inc.*	10	98
AtriCure, Inc.*	10	97
Delcath Systems, Inc.*	29	97
American Dental Partners, Inc.*	10	97
Novavax, Inc.*	60	97
Achillion Pharmaceuticals, Inc.*	20	94
Corcept Therapeutics, Inc.*	30	93
Lexicon Pharmaceuticals, Inc.*	100	92
Inhibitex, Inc.*	37	91
Raptor Pharmaceutical Corp.*	20	90
Allos Therapeutics, Inc.*	49	90
CryoLife, Inc.*	20	90
IRIS International, Inc.*	10	90
AVI BioPharma, Inc.*	80	90
Cytori Therapeutics, Inc.*	30	89
Chindex International, Inc.*	10	88
Metabolix, Inc.*	20	88
Pain Therapeutics, Inc.	18	86
Cross Country Healthcare, Inc.*	20	84
Rockwell Medical Technologies, Inc.*	10	82
Affymax, Inc.*	18	81
Durect Corp.*	50	81
AMN Healthcare Services, Inc.*	20	80
Alimera Sciences, Inc.*	10	80
Santarus, Inc.*	28	78
Columbia Laboratories, Inc.*	40	78
Sciclone Pharmaceuticals, Inc.*	20	76
Dyax Corp.*	60	76
Nymox Pharmaceutical Corp.*	9	74
Obagi Medical Products, Inc.*	8	73
Palomar Medical Technologies, Inc.*	9	71
Biotime, Inc.*	16	71
ISTA Pharmaceuticals, Inc.*	20	69
Ampio Pharmaceuticals, Inc.*	10	67
SIGA Technologies, Inc.*	20	65
Pacific Biosciences of California, Inc.*	20	64
Celldex Therapeutics, Inc.*	28	64
SurModics, Inc.*	7	64
Alphatec Holdings, Inc.*	29	61
Biolase Technology, Inc.*	20	60
Cerus Corp.*	28	59
Complete Genomics, Inc.*	10	59
Astex Pharmaceuticals*	30	58
Anacor Pharmaceuticals, Inc.*	10	57
Infinity Pharmaceuticals, Inc.*	8	56
BioCryst Pharmaceuticals, Inc.*	20	55
Sun Healthcare Group, Inc.*	20	54
Synergetics USA, Inc.*	10	54
Array Biopharma, Inc.*	27	53
Medical Action Industries, Inc.*	10	51
Five Star Quality Care, Inc.*	20	50
RadNet, Inc.*	20	49
Uroplasty, Inc.*	10	49
Pozen, Inc.*	20	48
Anthera Pharmaceuticals, Inc.*	10	48
Solta Medical, Inc.*	38	48
Zalicus, Inc.*	48	47
Nabi Biopharmaceuticals*	28	47
Harvard Bioscience, Inc.*	10	42
Peregrine Pharmaceuticals, Inc.*	38	41
Enzo Biochem, Inc.*	16	41
Osiris Therapeutics, Inc.*	8	41
KV Pharmaceutical Co. — Class A*	30	40
Orexigen Therapeutics, Inc.*	20	40
Amicus Therapeutics, Inc.*	10	38
Lannett Company, Inc.*	10	38
Sucampo Pharmaceuticals, Inc. — Class A*	10	37
Dusa Pharmaceuticals, Inc.*	10	37
DynaVox, Inc. — Class A*	10	36
PharmAthene, Inc.*	20	35
Acura Pharmaceuticals, Inc.*	10	34
GTx, Inc.*	10	34
BioMimetic Therapeutics, Inc.*	10	33
Synta Pharmaceuticals Corp.*	10	32
Skilled Healthcare Group, Inc. — Class A*	9	32
Stereotaxis, Inc.*	28	31
CardioNet, Inc.*	10	30
Albany Molecular Research, Inc.*	10	28
Cleveland Biolabs, Inc.*	10	25
Sunesis Pharmaceuticals, Inc.*	20	25
Bacterin International Holdings, Inc.*	10	20
Zogenix, Inc.*	10	18
Alliance HealthCare Services, Inc.*	10	11

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Health Care — 2.2% (continued)
Neostem, Inc.*	17	$11

Total Health Care		74,168

Energy — 1.0%
World Fuel Services Corp.	40	1,306
Dril-Quip, Inc.*	20	1,078
Lufkin Industries, Inc.	20	1,064
Berry Petroleum Co. — Class A	30	1,061
CVR Energy, Inc.*	50	1,057
Bill Barrett Corp.*	29	1,051
Energy XXI Bermuda Ltd.*	47	1,008
Rosetta Resources, Inc.*	28	958
Complete Production Services, Inc.*	50	943
Oasis Petroleum, Inc.*	40	893
Helix Energy Solutions Group, Inc.*	60	786
Bristow Group, Inc.	18	764
Key Energy Services, Inc.*	77	731
Swift Energy Co.*	30	730
Northern Oil and Gas, Inc.*	37	717
Cloud Peak Energy, Inc.*	40	678
Apco Oil and Gas International, Inc.	9	670
SemGroup Corp. — Class A*	30	599
McMoRan Exploration Co.*	59	586
Contango Oil & Gas Co.*	10	547
Kodiak Oil & Gas Corp.	105	547
Patriot Coal Corp.*	63	533
Golar LNG Ltd.	16	508
Gulfport Energy Corp.*	20	484
Global Industries Ltd.*	60	475
Comstock Resources, Inc.*	30	464
Stone Energy Corp.*	26	421
Ship Finance International Ltd.	30	390
Exterran Holdings, Inc.*	40	389
Nordic American Tankers Ltd.	27	381
ION Geophysical Corp.*	80	378
Tetra Technologies, Inc.*	48	371
Hyperdynamics Corp.*	100	370
Carrizo Oil & Gas, Inc.*	17	366
Newpark Resources, Inc.*	60	365
Gulfmark Offshore, Inc. — Class A*	10	363
Western Refining, Inc.*	28	349
Clean Energy Fuels Corp.*	30	334
Resolute Energy Corp.	29	329
Parker Drilling Co.	70	307
Targa Resources Corp.	10	298
W&T Offshore, Inc.	20	275
Overseas Shipholding Group, Inc.	20	275
Crosstex Energy, Inc.	20	270
Rex Energy Corp.*	20	253
Hornbeck Offshore Services, Inc.*	10	249
Tesco Corp.*	20	232
Magnum Hunter Resources Corp.*	68	225
Energy Partners Ltd.*	20	221
Pioneer Drilling Co.*	30	215
Goodrich Petroleum Corp.*	18	213
Gulf Island Fabrication, Inc.	10	207
Amyris, Inc.*	10	202
ATP Oil & Gas Corp.*	26	200
Hercules Offshore, Inc.*	68	199
Cheniere Energy, Inc.*	38	196
Petroleum Development Corp.*	10	194
PHI, Inc.*	10	191
Endeavour International Corp.*	23	184
GeoResources, Inc.*	10	178
Matrix Service Co.*	20	170
Approach Resources, Inc.*	10	170
Penn Virginia Corp.	30	167
Knightsbridge Tankers Ltd.	10	166
Petroquest Energy, Inc.*	30	165
Harvest Natural Resources, Inc.*	19	163
BPZ Resources, Inc.*	58	161
Vaalco Energy, Inc.*	30	146
Frontline Ltd.	30	145
Basic Energy Services, Inc.*	10	142
Teekay Tankers Ltd. — Class A	30	138
Houston American Energy Corp.	10	138
Vantage Drilling Co.*	109	136
Venoco, Inc.*	15	132
Abraxas Petroleum Corp.	50	132
James River Coal Co.*	20	127
FX Energy, Inc.*	30	124
Cal Dive International, Inc.*	60	115
Gastar Exploration Ltd.*	38	114
Delek US Holdings, Inc.	10	113
Mitcham Industries, Inc.*	10	112
Uranium Energy Corp.*	40	110
USEC, Inc.	67	108
Triangle Petroleum Corp.*	30	108
Rentech, Inc.*	136	106
Scorpio Tankers, Inc.*	20	106
Solazyme, Inc.*	10	96
Warren Resources, Inc.*	40	96
Green Plains Renewable Energy, Inc.*	10	93
Natural Gas Services Group, Inc.*	7	90
GMX Resources, Inc.*	37	84
Willbros Group, Inc.*	20	83
Global Geophysical Services, Inc.*	10	80
Westmoreland Coal Co.*	10	78
Callon Petroleum Co.*	20	77
DHT Holdings, Inc.	37	75
Evolution Petroleum Corp.*	10	71
Voyager Oil & Gas, Inc.*	30	63
Alon USA Energy, Inc.	10	61
Uranerz Energy Corp.*	40	55
Ur-Energy, Inc.*	60	54
Miller Energy Resources, Inc.*	20	53
Union Drilling, Inc.*	10	47
Syntroleum Corp.*	50	43
Uranium Resources, Inc.*	60	41
Zion Oil & Gas, Inc.*	20	39
L&L Energy, Inc.*	10	27
Geokinetics, Inc.*	10	24
CAMAC Energy, Inc.*	37	22
Crimson Exploration, Inc.*	10	22

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Energy — 1.0% (continued)
General Maritime Corp.	67	$17

Total Energy		34,833

Materials — 0.8%
NewMarket Corp.	8	1,215
Coeur d’Alene Mines Corp.*	50	1,072
Hecla Mining Co.*	166	890
Olin Corp.	49	882
Sensient Technologies Corp.	27	879
Balchem Corp.	18	672
PolyOne Corp.	58	621
Chemtura Corp.*	60	602
Deltic Timber Corp.	10	597
Globe Specialty Metals, Inc.	40	581
Worthington Industries, Inc.	40	559
Schweitzer-Mauduit International, Inc.	10	559
HB Fuller Co.	30	547
Stillwater Mining Co.*	64	544
Clearwater Paper Corp.*	16	544
Thompson Creek Metals Company, Inc.*	86	522
OM Group, Inc.*	20	519
Eagle Materials, Inc.	30	499
Minerals Technologies, Inc.	10	493
Buckeye Technologies, Inc.	20	482
Arch Chemicals, Inc.	10	469
RTI International Metals, Inc.*	20	466
Kaiser Aluminum Corp.	10	443
Calgon Carbon Corp.*	30	437
Louisiana-Pacific Corp.	80	408
Innophos Holdings, Inc.	10	399
Graphic Packaging Holding Co.*	100	345
PH Glatfelter Co.	26	343
Gold Resource Corp.	20	333
Hawkins, Inc.	10	318
Boise, Inc.	61	315
Ferro Corp.*	50	308
A. Schulman, Inc.	18	306
Haynes International, Inc.	7	304
Golden Star Resources Ltd.*	160	298
Kraton Performance Polymers, Inc.*	18	291
Texas Industries, Inc.	9	286
KapStone Paper and Packaging Corp.*	20	278
Georgia Gulf Corp.*	20	277
Century Aluminum Co.*	30	268
Koppers Holdings, Inc.	10	256
Innospec, Inc.*	10	242
US Gold Corp.*	60	241
AMCOL International Corp.	10	240
LSB Industries, Inc.*	8	229
Jaguar Mining, Inc.*	47	221
Horsehead Holding Corp.*	28	208
Quaker Chemical Corp.	8	207
Myers Industries, Inc.	20	203
TPC Group, Inc. — Class A*	10	201
Wausau Paper Corp.	26	166
Paramount Gold and Silver Corp.*	70	165
STR Holdings, Inc.*	20	162
Golden Minerals Co.*	20	149
Neenah Paper, Inc.	10	142
Flotek Industries, Inc.*	30	140
Materion Corp.*	6	136
Olympic Steel, Inc.	8	136
Vista Gold Corp.*	40	134
American Vanguard Corp.	10	112
General Moly, Inc.*	38	110
AM Castle & Co.*	10	109
Omnova Solutions, Inc.*	30	107
FutureFuel Corp.	10	104
Zoltek Companies, Inc.*	16	103
Midway Gold Corp.*	50	100
Zep, Inc.	6	90
Metals USA Holdings Corp.*	10	89
Landec Corp.*	16	85
Noranda Aluminum Holding Corp.*	10	83
Revett Minerals, Inc.*	20	77
Senomyx, Inc.*	20	70
Spartech Corp.*	20	64
Headwaters, Inc.*	36	52
US Energy Corp.*	10	23
Verso Paper Corp.*	10	17

Total Materials		25,144

Utilities — 0.7%
Nicor, Inc.	29	1,595
Cleco Corp.	38	1,297
New Jersey Resources Corp.	30	1,277
WGL Holdings, Inc.	30	1,172
Portland General Electric Co.	49	1,161
Piedmont Natural Gas Company, Inc.	40	1,156
Southwest Gas Corp.	30	1,085
IDACORP, Inc.	28	1,058
UIL Holdings Corp.	30	988
Avista Corp.	40	954
Northwest Natural Gas Co.	20	882
El Paso Electric Co.	27	866
South Jersey Industries, Inc.	17	846
PNM Resources, Inc.	50	821
Unisource Energy Corp.	20	722
Allete, Inc.	19	696
NorthWestern Corp.	20	639
Black Hills Corp.	20	613
Atlantic Power Corp.	40	568
Empire District Electric Co.	27	523
California Water Service Group	28	496
CH Energy Group, Inc.	8	417
MGE Energy, Inc.	10	407
Chesapeake Utilities Corp.	10	401
Otter Tail Corp.	20	366
Central Vermont Public Service Corp.	10	352
Laclede Group, Inc.	9	349
Unitil Corp.	10	257
Connecticut Water Service, Inc.	10	250
Dynegy, Inc. — Class A*	60	247
SJW Corp.	10	218

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 17.0% (continued)
Utilities — 0.7% (continued)
American States Water Co.	6	$203
Middlesex Water Co.	10	171
York Water Co.	10	162
Ormat Technologies, Inc.	10	161
Cadiz, Inc.*	10	79
Consolidated Water Company Ltd.	10	79

Total Utilities		23,534

Consumer Staples — 0.6%
TreeHouse Foods, Inc.*	20	1,237
Nu Skin Enterprises, Inc. — Class A	30	1,216
Ruddick Corp.	29	1,131
United Natural Foods, Inc.*	29	1,074
Casey’s General Stores, Inc.	20	873
Darling International, Inc.	68	856
Diamond Foods, Inc.	10	798
Fresh Market, Inc.*	20	763
Boston Beer Company, Inc. — Class A*	9	654
Pricesmart, Inc.	10	623
Hain Celestial Group, Inc.*	20	611
Lancaster Colony Corp.	10	610
Snyders-Lance, Inc.	26	542
J&J Snack Foods Corp.	10	480
Sanderson Farms, Inc.	10	475
Vector Group Ltd.	27	469
B&G Foods, Inc. — Class A	28	467
Fresh Del Monte Produce, Inc.	20	464
WD-40 Co.	10	398
Weis Markets, Inc.	10	371
Universal Corp.	10	359
Rite Aid Corp.*	360	353
Andersons, Inc.	10	337
Heckmann Corp.*	57	302
Elizabeth Arden, Inc.*	10	284
Central European Distribution Corp.*	40	280
Prestige Brands Holdings, Inc.*	30	271
Nash Finch Co.	10	269
Chiquita Brands International, Inc.*	29	242
Tootsie Roll Industries, Inc.	10	241
Smart Balance, Inc.*	38	224
Spectrum Brands Holdings, Inc.*	9	213
Central Garden and Pet Co. — Class A*	30	212
Cal-Maine Foods, Inc.	6	189
Calavo Growers, Inc.	9	185
Dole Food Company, Inc.*	18	180
Winn-Dixie Stores, Inc.*	30	178
Star Scientific, Inc.*	72	166
Seneca Foods Corp. — Class A*	8	158
Inter Parfums, Inc.	10	154
National Beverage Corp.	10	152
Nature’s Sunshine Products, Inc.*	10	141
Spartan Stores, Inc.	9	139
Medifast, Inc.*	8	129
Pilgrim’s Pride Corp.*	30	128
Nutraceutical International Corp.*	10	128
Revlon, Inc. — Class A*	10	123
Alliance One International, Inc.*	50	122
Pantry, Inc.*	10	121
Ingles Markets, Inc. — Class A	8	114
Omega Protein Corp.*	10	91
Schiff Nutrition International, Inc.*	7	78
Imperial Sugar Co.	10	64
Primo Water Corp.*	10	56
Craft Brewers Alliance, Inc.*	10	56
Harbinger Group, Inc.*	10	51
MGP Ingredients, Inc.	10	51
Synutra International, Inc.*	8	43
Female Health Co.	8	33

Total Consumer Staples		20,729

Telecommunication Services — 0.2%
AboveNet, Inc.	10	536
Global Crossing Ltd.*	20	478
PAETEC Holding Corp.*	78	413
Cincinnati Bell, Inc.*	120	371
Cogent Communications Group, Inc.*	26	350
Consolidated Communications Holdings, Inc.	18	325
NTELOS Holdings Corp.	16	284
Leap Wireless International, Inc.*	40	276
General Communication, Inc. — Class A*	28	230
IDT Corp. — Class B	10	204
Vonage Holdings Corp.*	78	203
Atlantic Tele-Network, Inc.	6	197
Premiere Global Services, Inc.*	30	192
Iridium Communications, Inc.*	30	186
Alaska Communications Systems Group, Inc.	28	184
Neutral Tandem, Inc.*	17	164
8x8, Inc.*	40	163
USA Mobility, Inc.	10	132
Cbeyond, Inc.*	17	120
Shenandoah Telecommunications Co.	10	111
SureWest Communications	10	105
HickoryTech Corp.	10	96
inContact, Inc.*	20	69
Towerstream Corp.*	20	51
Fairpoint Communications, Inc.*	10	43
Globalstar, Inc.*	58	24

Total Telecommunication Services		5,507

Total Common Stocks (Cost $404,492)		569,292

WARRANTS†† — 0.0%
Magnum Hunter Resources Corp. $10.50, 12/31/11	6	—

Total Warrants (Cost $0)		—

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 63.0%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$680,538	$680,538
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	529,308	529,308
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	518,568	518,568
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	378,077	378,077

Total Repurchase Agreements (Cost $2,106,491)		2,106,491

Total Investments — 80.0% (Cost $2,510,983)		$2,675,783

Cash & Other Assets, Less Liabilities — 20.0%		670,098

Total Net Assets — 100.0%		$3,345,881

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,409,320)	22	$(2,262)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11 [2] (Notional Value $278,887)	433	(3,167)
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $804,537)	1,249	(23,236)
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11 [2] (Notional Value $1,608,323)	2,497	(52,527)
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $1,967,740)	3,055	(54,000)

(Total Notional Value $4,659,487)		$(132,930)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

S&P 500 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 73.2%
Information Technology — 14.2%
Apple, Inc.*	546	$208,124
International Business Machines Corp.	699	122,346
Microsoft Corp.	4,370	108,769
Google, Inc. — Class A	152	78,186
Oracle Corp.	2,317	66,591
Intel Corp.	3,080	65,696
Cisco Systems, Inc.	3,223	49,924
QUALCOMM, Inc.	987	47,998
Hewlett-Packard Co.	1,210	27,165
Visa, Inc.	302	25,887
EMC Corp.	1,212	25,440
Accenture plc — Class A	380	20,018
eBay, Inc.*	670	19,758
Mastercard, Inc. — Class A	60	19,030
Texas Instruments, Inc.	678	18,069
Automatic Data Processing, Inc.	282	13,296
Dell, Inc.	908	12,848
Corning, Inc.	924	11,421
Cognizant Technology Solutions Corp. — Class A*	181	11,349
Yahoo!, Inc.*	742	9,765
Salesforce.com, Inc.*	83	9,485
Broadcom Corp. — Class A	279	9,288
Intuit, Inc.	180	8,539
Applied Materials, Inc.	769	7,959
Motorola Solutions, Inc.	176	7,374
NetApp, Inc.*	215	7,297
Symantec Corp.*	442	7,205
Adobe Systems, Inc.*	291	7,034
Altera Corp.	193	6,085
Motorola Mobility Holdings, Inc.*	158	5,969
Citrix Systems, Inc.*	108	5,889
Xerox Corp.	822	5,729
SanDisk Corp.*	140	5,649
Western Union Co.	368	5,627
Juniper Networks, Inc.*	312	5,385
Analog Devices, Inc.	172	5,375
Teradata Corp.*	95	5,085
Paychex, Inc.	190	5,010
Red Hat, Inc.*	110	4,649
NVIDIA Corp.*	355	4,438
Fiserv, Inc.*	84	4,265
CA, Inc.	218	4,231
Xilinx, Inc.	151	4,143
Electronic Arts, Inc.*	198	4,049
Amphenol Corp. — Class A	96	3,914
KLA-Tencor Corp.	101	3,866
BMC Software, Inc.*	99	3,818
Autodesk, Inc.*	136	3,778
Linear Technology Corp.	136	3,760
Fidelity National Information Services, Inc.	149	3,624
Western Digital Corp.*	139	3,575
Microchip Technology, Inc.	110	3,422
F5 Networks, Inc.*	45	3,197
Micron Technology, Inc.*	591	2,979
VeriSign, Inc.	94	2,689
Computer Sciences Corp.	96	2,578
Harris Corp.	72	2,460
FLIR Systems, Inc.	89	2,230
Akamai Technologies, Inc.*	110	2,187
SAIC, Inc.*	158	1,866
Jabil Circuit, Inc.	104	1,850
LSI Corp.*	340	1,761
Advanced Micro Devices, Inc.*	336	1,707
Total System Services, Inc.	100	1,693
Molex, Inc.	83	1,691
Lexmark International, Inc. — Class A*	50	1,352
JDS Uniphase Corp.*	132	1,316
Teradyne, Inc.*	110	1,211
Novellus Systems, Inc.*	40	1,090
Compuware Corp.*	129	988
Tellabs, Inc.	209	897
MEMC Electronic Materials, Inc.*	140	734
Monster Worldwide, Inc.*	78	560

Total Information Technology		1,174,232

Financials — 9.9%
Wells Fargo & Co.	3,097	74,700
Berkshire Hathaway, Inc. — Class B	1,032	73,313
JPMorgan Chase & Co.	2,284	68,794
Citigroup, Inc.	1,716	43,964
Bank of America Corp.	5,938	36,341
Goldman Sachs Group, Inc.	299	28,270
American Express Co.	609	27,344
U.S. Bancorp	1,125	26,482
Simon Property Group, Inc.	170	18,697
MetLife, Inc.	624	17,478
PNC Financial Services Group, Inc.	309	14,891
Bank of New York Mellon Corp.	725	13,478
Prudential Financial, Inc.	280	13,121
ACE Ltd.	201	12,181
Travelers Companies, Inc.	246	11,988
Morgan Stanley	872	11,772
Capital One Financial Corp.	270	10,700
Chubb Corp.	169	10,138
CME Group, Inc. — Class A	40	9,856
State Street Corp.	300	9,648
Aflac, Inc.	269	9,402
Public Storage	82	9,131
Equity Residential	170	8,818
BB&T Corp.	410	8,745
BlackRock, Inc. — Class A	58	8,585
Franklin Resources, Inc.	89	8,512
Marsh & McLennan Companies, Inc.	320	8,493
HCP, Inc.	242	8,485
Ventas, Inc.	170	8,398
Vornado Realty Trust	110	8,208
Aon Corp.	193	8,102
Boston Properties, Inc.	90	8,019
T. Rowe Price Group, Inc.	155	7,404
Discover Financial Services	320	7,341
Allstate Corp.	300	7,107
Charles Schwab Corp.	630	7,100

S&P 500 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 73.2% (continued)
Financials — 9.9% (continued)
AvalonBay Communities, Inc.	60	$6,843
Progressive Corp.	376	6,678
ProLogis, Inc.	270	6,547
Loews Corp.	180	6,219
American International Group, Inc.*	260	5,707
SunTrust Banks, Inc.	316	5,672
Ameriprise Financial, Inc.	141	5,550
Fifth Third Bancorp	540	5,454
M&T Bank Corp.	76	5,312
Northern Trust Corp.	144	5,037
Weyerhaeuser Co.	312	4,852
IntercontinentalExchange, Inc.*	40	4,730
Health Care REIT, Inc.	101	4,727
Host Hotels & Resorts, Inc.	410	4,485
Hartford Financial Services Group, Inc.	260	4,196
Invesco Ltd.	268	4,157
Principal Financial Group, Inc.	180	4,081
SLM Corp.	301	3,747
Unum Group	177	3,710
Kimco Realty Corp.	238	3,577
XL Group plc — Class A	190	3,572
Moody’s Corp.	117	3,563
Plum Creek Timber Company, Inc.	100	3,471
NYSE Euronext	149	3,463
KeyCorp	562	3,333
Lincoln National Corp.	180	2,813
Comerica, Inc.	121	2,779
Cincinnati Financial Corp.	100	2,633
Leucadia National Corp.	115	2,608
CBRE Group, Inc. — Class A*	190	2,557
People’s United Financial, Inc.	220	2,508
Regions Financial Corp.	736	2,451
Huntington Bancshares, Inc.	510	2,448
Torchmark Corp.	60	2,092
Legg Mason, Inc.	79	2,031
Assurant, Inc.	54	1,933
NASDAQ OMX Group, Inc.*	77	1,782
Hudson City Bancorp, Inc.	310	1,755
Genworth Financial, Inc. — Class A	290	1,665
Apartment Investment & Management Co. — Class A	70	1,548
Zions Bancorporation	106	1,491
E*Trade Financial Corp.*	150	1,366
First Horizon National Corp.	150	894
Federated Investors, Inc. — Class B	50	876
Janus Capital Group, Inc.	112	672

Total Financials		822,591

Health Care — 8.9%
Johnson & Johnson	1,604	102,191
Pfizer, Inc.	4,575	80,886
Merck & Company, Inc.	1,806	59,074
Abbott Laboratories	910	46,537
Bristol-Myers Squibb Co.	1,000	31,380
Amgen, Inc.	541	29,728
UnitedHealth Group, Inc.	630	29,056
Eli Lilly & Co.	600	22,182
Medtronic, Inc.	621	20,642
Baxter International, Inc.	334	18,751
Gilead Sciences, Inc.	456	17,693
Celgene Corp.*	273	16,904
Allergan, Inc.	184	15,158
WellPoint, Inc.	216	14,100
Biogen Idec, Inc.*	145	13,507
Covidien plc	292	12,877
Thermo Fisher Scientific, Inc.*	220	11,141
McKesson Corp.	144	10,469
Medco Health Solutions, Inc.	223	10,456
Express Scripts, Inc.*	282	10,454
Intuitive Surgical, Inc.	27	9,836
Becton Dickinson and Co.	128	9,385
Stryker Corp.	190	8,955
Cardinal Health, Inc.	205	8,585
Aetna, Inc.	214	7,779
St. Jude Medical, Inc.	193	6,985
Humana, Inc.	94	6,837
CIGNA Corp.	160	6,710
Agilent Technologies, Inc.*	207	6,469
Zimmer Holdings, Inc.*	114	6,099
Cerner Corp.*	85	5,824
AmerisourceBergen Corp.	154	5,740
Boston Scientific Corp.*	894	5,284
Watson Pharmaceuticals, Inc.*	76	5,187
Edwards Lifesciences Corp.*	68	4,847
Forest Laboratories, Inc.*	157	4,834
Quest Diagnostics, Inc.	97	4,788
Laboratory Corporation of America Holdings*	59	4,664
CR Bard, Inc.	49	4,289
Mylan, Inc.*	251	4,267
Life Technologies Corp.*	110	4,227
Cephalon, Inc.*	50	4,035
Waters Corp.*	52	3,925
Varian Medical Systems, Inc.*	70	3,651
Hospira, Inc.*	92	3,404
DaVita, Inc.*	54	3,384
CareFusion Corp.*	136	3,257
DENTSPLY International, Inc.	86	2,639
Coventry Health Care, Inc.*	90	2,593
Patterson Companies, Inc.	52	1,489
PerkinElmer, Inc.	67	1,287
Tenet Healthcare Corp.*	273	1,128

Total Health Care		735,569

Consumer Staples — 8.6%
Procter & Gamble Co.	1,609	101,657
Coca-Cola Co.	1,344	90,801
Philip Morris International, Inc.	1,028	64,127
PepsiCo, Inc.	926	57,319
Wal-Mart Stores, Inc.	1,029	53,405
Kraft Foods, Inc. — Class A	1,031	34,621
Altria Group, Inc.	1,213	32,520
CVS Caremark Corp.	788	26,461
Colgate-Palmolive Co.	282	25,008
Costco Wholesale Corp.	252	20,694
Walgreen Co.	528	17,366
Kimberly-Clark Corp.	227	16,119
General Mills, Inc.	380	14,619
Archer-Daniels-Midland Co.	395	9,800

S&P 500 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 73.2% (continued)
Consumer Staples — 8.6% (continued)
HJ Heinz Co.	189	$9,541
Lorillard, Inc.	84	9,299
Sysco Corp.	350	9,065
Mead Johnson Nutrition Co.	120	8,260
Kellogg Co.	150	7,978
Kroger Co.	356	7,818
Reynolds American, Inc.	200	7,496
Whole Foods Market, Inc.	94	6,139
Estee Lauder Companies, Inc. — Class A	67	5,885
ConAgra Foods, Inc.	242	5,861
Sara Lee Corp.	346	5,657
Hershey Co.	94	5,569
Clorox Co.	80	5,306
Beam, Inc.	95	5,138
JM Smucker Co.	70	5,102
Dr Pepper Snapple Group, Inc.	128	4,964
Avon Products, Inc.	250	4,900
Coca-Cola Enterprises, Inc.	188	4,677
Brown-Forman Corp. — Class B	59	4,138
Molson Coors Brewing Co. — Class B	100	3,961
McCormick & Company, Inc.	80	3,693
Safeway, Inc.	209	3,476
Campbell Soup Co.	102	3,302
Tyson Foods, Inc. — Class A	174	3,021
Hormel Foods Corp.	85	2,297
Constellation Brands, Inc. — Class A*	114	2,052
Dean Foods Co.*	105	931
SUPERVALU, Inc.	125	832

Total Consumer Staples		710,875

Energy — 8.5%
Exxon Mobil Corp.	2,852	207,141
Chevron Corp.	1,177	108,896
ConocoPhillips	811	51,353
Schlumberger Ltd.	791	47,246
Occidental Petroleum Corp.	475	33,962
Anadarko Petroleum Corp.	294	18,537
Apache Corp.	230	18,455
Halliburton Co.	540	16,481
Devon Energy Corp.	244	13,527
National Oilwell Varco, Inc.	249	12,754
Baker Hughes, Inc.	252	11,632
EOG Resources, Inc.	160	11,362
Chesapeake Energy Corp.	392	10,016
Spectra Energy Corp.	385	9,444
Hess Corp.	180	9,443
Marathon Oil Corp.	422	9,107
Williams Companies, Inc.	342	8,324
El Paso Corp.	452	7,901
Noble Energy, Inc.	108	7,646
Southwestern Energy Co.*	207	6,899
Cameron International Corp.*	147	6,106
Valero Energy Corp.	340	6,045
Marathon Petroleum Corp.	210	5,683
Peabody Energy Corp.	160	5,421
FMC Technologies, Inc.*	142	5,339
Range Resources Corp.	90	5,261
Murphy Oil Corp.	114	5,034
Equities Corp.	90	4,802
Pioneer Natural Resources Co.	73	4,801
Consol Energy, Inc.	133	4,513
Noble Corp.	150	4,403
Cabot Oil & Gas Corp.	60	3,715
Newfield Exploration Co.*	80	3,175
QEP Resources, Inc.	105	2,842
Denbury Resources, Inc.*	240	2,760
Sunoco, Inc.	80	2,481
Helmerich & Payne, Inc.	60	2,436
Rowan Companies, Inc.*	77	2,325
Alpha Natural Resources, Inc.*	130	2,300
Diamond Offshore Drilling, Inc.	40	2,190
Nabors Industries Ltd.*	170	2,084
Tesoro Corp.	88	1,713

Total Energy		705,555

Consumer Discretionary — 7.8%
McDonald’s Corp.	604	53,043
Amazon.com, Inc.*	214	46,273
Comcast Corp. — Class A	1,610	33,649
Walt Disney Co.	1,090	32,874
Home Depot, Inc.	917	30,142
Ford Motor Co.*	2,231	21,574
News Corp. — Class A	1,337	20,683
Target Corp.	395	19,371
NIKE, Inc. — Class B	219	18,727
Time Warner, Inc.	613	18,372
DIRECTV — Class A*	434	18,336
Starbucks Corp.	439	16,370
Lowe’s Companies, Inc.	740	14,312
Yum! Brands, Inc.	277	13,681
Priceline.com, Inc.	30	13,484
Viacom, Inc. — Class B	336	13,017
TJX Companies, Inc.	220	12,203
Time Warner Cable, Inc. — Class A	192	12,033
Johnson Controls, Inc.	400	10,548
Coach, Inc.	171	8,863
Bed Bath & Beyond, Inc.*	147	8,425
Carnival Corp.	270	8,181
CBS Corp. — Class B	397	8,091
Kohl’s Corp.	162	7,954
McGraw-Hill Companies, Inc.	176	7,216
Macy’s, Inc.	250	6,580
VF Corp.	53	6,441
AutoZone, Inc.*	20	6,384
Chipotle Mexican Grill, Inc.*	20	6,059
Discovery Communications, Inc. — Class A*	160	6,019
Omnicom Group, Inc.	159	5,858
Limited Brands, Inc.	150	5,776
Wynn Resorts Ltd.	50	5,754
Staples, Inc.	418	5,559
Ross Stores, Inc.	69	5,430
O’Reilly Automotive, Inc.*	80	5,330
Mattel, Inc.	204	5,282
Ralph Lauren Corp.	40	5,188

S&P 500 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 73.2% (continued)
Consumer Discretionary — 7.8% (continued)
Genuine Parts Co.	97	$4,928
Harley-Davidson, Inc.	140	4,806
Tiffany & Co.	77	4,683
Nordstrom, Inc.	100	4,568
Marriott International, Inc. — Class A	162	4,413
Starwood Hotels & Resorts Worldwide, Inc.	111	4,309
Best Buy Company, Inc.	177	4,124
Family Dollar Stores, Inc.	70	3,560
Darden Restaurants, Inc.	82	3,505
Netflix, Inc.*	30	3,395
The Gap, Inc.	207	3,362
Abercrombie & Fitch Co. — Class A	53	3,263
CarMax, Inc.*	130	3,100
Apollo Group, Inc. — Class A	76	3,010
Expedia, Inc.	113	2,910
Wyndham Worldwide Corp.	92	2,623
International Game Technology	180	2,615
Whirlpool Corp.	50	2,495
H&R Block, Inc.	179	2,382
Hasbro, Inc.	73	2,381
JC Penney Company, Inc.	88	2,357
Scripps Networks Interactive, Inc. — Class A	60	2,230
Cablevision Systems Corp. — Class A	130	2,045
Newell Rubbermaid, Inc.	170	2,018
Interpublic Group of Companies, Inc.	277	1,994
GameStop Corp. — Class A*	80	1,848
Leggett & Platt, Inc.	87	1,722
Urban Outfitters, Inc.*	71	1,585
Sears Holdings Corp.*	26	1,496
Goodyear Tire & Rubber Co.*	147	1,483
DeVry, Inc.	40	1,478
DR Horton, Inc.	160	1,446
Gannett Company, Inc.	140	1,334
Lennar Corp. — Class A	94	1,273
Big Lots, Inc.*	35	1,219
AutoNation, Inc.*	34	1,115
Harman International Industries, Inc.	38	1,086
Pulte Group, Inc.*	200	790

Total Consumer Discretionary		642,033

Industrials — 7.6%
General Electric Co.	6,211	94,656
United Technologies Corp.	534	37,572
United Parcel Service, Inc. — Class B	579	36,564
3M Co.	414	29,721
Caterpillar, Inc.	380	28,059
Boeing Co.	436	26,382
Union Pacific Corp.	283	23,113
Honeywell International, Inc.	458	20,111
Emerson Electric Co.	438	18,094
Deere & Co.	242	15,626
Danaher Corp.	334	14,008
Precision Castparts Corp.	88	13,680
FedEx Corp.	190	12,859
Norfolk Southern Corp.	207	12,631
General Dynamics Corp.	217	12,345
Illinois Tool Works, Inc.	289	12,022
CSX Corp.	637	11,893
Lockheed Martin Corp. — Class A	158	11,477
Tyco International Ltd.	277	11,288
Waste Management, Inc.	280	9,117
Goodrich Corp.	75	9,051
Cummins, Inc.	110	8,983
Raytheon Co.	210	8,583
Northrop Grumman Corp.	160	8,346
PACCAR, Inc.	219	7,406
Eaton Corp.	200	7,100
CH Robinson Worldwide, Inc.	100	6,847
Parker Hannifin Corp.	96	6,060
WW Grainger, Inc.	40	5,982
Fastenal Co.	170	5,658
Ingersoll-Rand plc	190	5,337
Republic Services, Inc. — Class A	190	5,331
Expeditors International of Washington, Inc.	125	5,069
Dover Corp.	107	4,986
Rockwell Automation, Inc.	88	4,928
Stanley Black & Decker, Inc.	100	4,910
Rockwell Collins, Inc.	92	4,854
Fluor Corp.	103	4,795
ITT Corp.	110	4,620
Roper Industries, Inc.	60	4,135
Stericycle, Inc.*	49	3,955
Joy Global, Inc.	61	3,805
Southwest Airlines Co.	470	3,779
Iron Mountain, Inc.	119	3,763
L-3 Communications Holdings, Inc.	60	3,718
Pall Corp.	69	2,926
Flowserve Corp.	38	2,812
Textron, Inc.	159	2,805
Jacobs Engineering Group, Inc.*	77	2,486
Quanta Services, Inc.*	125	2,349
Pitney Bowes, Inc.	118	2,218
Equifax, Inc.	70	2,152
First Solar, Inc.*	30	1,896
Robert Half International, Inc.	89	1,888
Cintas Corp.	66	1,857
Dun & Bradstreet Corp.	30	1,838
RR Donnelley & Sons Co.	116	1,638
Masco Corp.	214	1,524
Avery Dennison Corp.	60	1,505
Snap-on, Inc.	30	1,332
Ryder System, Inc.	30	1,125

Total Industrials		625,570

Utilities — 2.9%
Southern Co.	500	21,185
Dominion Resources, Inc.	338	17,160
Exelon Corp.	390	16,618
Duke Energy Corp.	786	15,712
NextEra Energy, Inc.	248	13,397
FirstEnergy Corp.	245	11,003

S&P 500 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 73.2% (continued)
Utilities — 2.9% (continued)
American Electric Power Company, Inc.	280	$10,646
PG&E Corp.	240	10,154
Public Service Enterprise Group, Inc.	299	9,978
PPL Corp.	342	9,761
Consolidated Edison, Inc.	170	9,693
Progress Energy, Inc.	170	8,792
Sempra Energy	142	7,313
Edison International	190	7,267
Xcel Energy, Inc.	284	7,012
Entergy Corp.	100	6,629
CenterPoint Energy, Inc.	250	4,905
DTE Energy Co.	96	4,706
Constellation Energy Group, Inc.	117	4,453
Wisconsin Energy Corp.	139	4,349
Ameren Corp.	145	4,317
Oneok, Inc.	60	3,962
AES Corp.*	384	3,748
Northeast Utilities	105	3,533
NiSource, Inc.	160	3,421
NRG Energy, Inc.*	140	2,969
CMS Energy Corp.	150	2,969
SCANA Corp.	68	2,751
Pinnacle West Capital Corp.	60	2,576
Pepco Holdings, Inc.	130	2,460
Integrys Energy Group, Inc.	50	2,431
TECO Energy, Inc.	127	2,176
Nicor, Inc.	30	1,650

Total Utilities		239,696

Materials — 2.4%
EI du Pont de Nemours & Co.	550	21,983
Monsanto Co.	310	18,612
Newmont Mining Corp.	287	18,052
Freeport-McMoRan Copper & Gold, Inc.	557	16,961
Praxair, Inc.	176	16,452
Dow Chemical Co.	690	15,497
Air Products & Chemicals, Inc.	130	9,928
Mosaic Co.	158	7,737
PPG Industries, Inc.	97	6,854
Ecolab, Inc.	138	6,747
International Paper Co.	258	5,998
Alcoa, Inc.	622	5,953
Nucor Corp.	186	5,885
CF Industries Holdings, Inc.	43	5,306
Sigma-Aldrich Corp.	72	4,449
Cliffs Natural Resources, Inc.	86	4,401
Sherwin-Williams Co.	50	3,716
Ball Corp.	100	3,102
International Flavors & Fragrances, Inc.	49	2,755
Eastman Chemical Co.	40	2,741
FMC Corp.	39	2,697
MeadWestvaco Corp.	96	2,358
Airgas, Inc.	36	2,298
Allegheny Technologies, Inc.	60	2,219
Vulcan Materials Co.	78	2,150
United States Steel Corp.	88	1,937
Bemis Company, Inc.	60	1,759
Owens-Illinois, Inc.	100	1,512
Sealed Air Corp.	90	1,503
Titanium Metals Corp.	51	764
AK Steel Holding Corp.	65	425

Total Materials		202,751

Telecommunication Services — 2.4%
AT&T, Inc.	3,475	99,107
Verizon Communications, Inc.	1,665	61,272
American Tower Corp. — Class A*	230	12,374
CenturyLink, Inc.	360	11,923
Sprint Nextel Corp.*	1,756	5,338
Frontier Communications Corp.	579	3,538
Windstream Corp.	302	3,521
MetroPCS Communications, Inc.*	170	1,481

Total Telecommunication Services		198,554

Total Common Stocks (Cost $4,065,642)		6,057,426

WARRANTS — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12†	4	1

Total Warrants (Cost $—)		1

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 5.3%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$141,942	141,942
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	110,399	110,399
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	108,159	108,159
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	78,857	78,857

Total Repurchase Agreements (Cost $439,357)		439,357

Total Investments — 78.5% (Cost $4,504,999)		$6,496,784

Cash & Other Assets, Less Liabilities — 21.5%		1,783,035

Total Net Assets — 100.0%		$8,279,819

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,465,100)	26	$(40,939)

S&P 500 2x Strategy Fund SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11 [2] (Notional Value $450,433)	398	$(1,691)
Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11 [2] (Notional Value $1,410,718)	1,247	(37,957)
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11 [2] (Notional Value $2,422,294)	2,141	(62,095)
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11 [2] (Notional Value $4,684,899)	4,141	(94,325)

(Total Notional Value $8,968,344)		$(196,068)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreements — See Note 3.

[2]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Consumer Discretionary — 32.5%
Chipotle Mexican Grill, Inc.*	2,340	$708,903
Amazon.com, Inc.*	3,179	687,395
Priceline.com, Inc.	1,387	623,401
AutoZone, Inc.*	1,583	505,278
Coach, Inc.	9,301	482,071
Expedia, Inc.	17,910	461,183
Ross Stores, Inc.	5,560	437,516
O’Reilly Automotive, Inc.*	6,384	425,366
Discovery Communications, Inc. — Class A*	11,279	424,316
Starbucks Corp.	10,928	407,505
Wynn Resorts Ltd.	3,506	403,470
Nordstrom, Inc.	8,258	377,225
Netflix, Inc.*	2,960	334,954
Limited Brands, Inc.	8,680	334,267
DIRECTV — Class A*	7,745	327,226
Wyndham Worldwide Corp.	10,395	296,361
Tiffany & Co.	4,800	291,936
Ralph Lauren Corp.	2,209	286,507
Darden Restaurants, Inc.	6,185	264,409
Bed Bath & Beyond, Inc.*	4,600	263,626
TJX Companies, Inc.	4,496	249,393
Comcast Corp. — Class A	9,836	205,572
CarMax, Inc.*	8,149	194,354
Hasbro, Inc.	5,824	189,921
Urban Outfitters, Inc.*	8,479	189,251
Yum! Brands, Inc.	3,797	187,534
Apollo Group, Inc. — Class A	4,298	170,244
DeVry, Inc.	4,580	169,277
Cablevision Systems Corp. — Class A	10,670	167,839
Family Dollar Stores, Inc.	3,260	165,804
NIKE, Inc. — Class B	1,180	100,902
Starwood Hotels & Resorts Worldwide, Inc.	2,566	99,612
Interpublic Group of Companies, Inc.	13,175	94,860
Scripps Networks Interactive, Inc. — Class A	1,990	73,968

Total Consumer Discretionary		10,601,446

Information Technology — 26.7%
Apple, Inc.*	1,797	684,980
Cognizant Technology Solutions Corp. — Class A*	8,013	502,415
Red Hat, Inc.*	11,571	488,990
Salesforce.com, Inc.*	3,699	422,722
Western Digital Corp.*	15,526	399,329
Mastercard, Inc. — Class A	1,220	386,935
Teradata Corp.*	7,083	379,153
eBay, Inc.*	12,656	373,225
Visa, Inc.	3,980	341,166
NetApp, Inc.*	9,374	318,154
Google, Inc. — Class A	567	291,654
F5 Networks, Inc.*	4,080	289,884
Oracle Corp.	8,760	251,762
Citrix Systems, Inc.*	4,502	245,494
Intuit, Inc.	5,168	245,170
Broadcom Corp. — Class A	7,354	244,815
Micron Technology, Inc.*	47,765	240,736
SanDisk Corp.*	5,886	237,500
EMC Corp.	10,719	224,992
Akamai Technologies, Inc.*	10,366	206,076
JDS Uniphase Corp.*	18,873	188,164
Juniper Networks, Inc.*	10,058	173,601
FLIR Systems, Inc.	6,669	167,058
BMC Software, Inc.*	4,314	166,348
International Business Machines Corp.	945	165,403
Altera Corp.	4,729	149,105
Analog Devices, Inc.	4,716	147,375
Symantec Corp.*	8,897	145,021
Linear Technology Corp.	4,981	137,725
Amphenol Corp. — Class A	3,322	135,438
Advanced Micro Devices, Inc.*	24,160	122,733
Microsoft Corp.	4,507	112,179
Xilinx, Inc.	3,864	106,028

Total Information Technology		8,691,330

Health Care — 17.1%
Intuitive Surgical, Inc.	1,313	478,300
CIGNA Corp.	10,906	457,398
Watson Pharmaceuticals, Inc.*	6,555	447,379
Biogen Idec, Inc.*	4,425	412,189
Tenet Healthcare Corp.*	88,418	365,166
Cerner Corp.*	4,560	312,451
Allergan, Inc.	3,537	291,378
Edwards Lifesciences Corp.*	3,790	270,151
Mylan, Inc.*	15,400	261,800
Gilead Sciences, Inc.	6,573	255,032
Celgene Corp.*	3,933	243,531
Life Technologies Corp.*	6,126	235,422
Medco Health Solutions, Inc.	4,285	200,924
Laboratory Corporation of America Holdings*	2,277	179,997
St. Jude Medical, Inc.	4,860	175,883
Express Scripts, Inc.*	4,683	173,599
Waters Corp.*	2,128	160,643
Hospira, Inc.*	4,288	158,656
Varian Medical Systems, Inc.*	2,784	145,214
Patterson Companies, Inc.	5,040	144,295
Eli Lilly & Co.	3,190	117,934
Agilent Technologies, Inc.*	2,785	87,031

Total Health Care		5,574,373

Industrials — 6.0%
Joy Global, Inc.	5,627	351,012
Goodrich Corp.	2,489	300,372
Stericycle, Inc.*	2,583	208,500
Flowserve Corp.	2,753	203,722
Cummins, Inc.	2,188	178,672
WW Grainger, Inc.	1,114	166,588
Deere & Co.	1,972	127,332
Ingersoll-Rand plc	4,042	113,540
Precision Castparts Corp.	728	113,175
First Solar, Inc.*	1,767	111,692
Rockwell Automation, Inc.	1,587	88,872

Total Industrials		1,963,477

Energy — 5.0%
FMC Technologies, Inc.*	8,286	311,554
National Oilwell Varco, Inc.	5,459	279,610
Cameron International Corp.*	6,222	258,462
Pioneer Natural Resources Co.	3,556	233,878

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
Diamond Offshore Drilling, Inc.	3,450	$188,853
Southwestern Energy Co.*	4,689	156,284
Peabody Energy Corp.	3,092	104,757
Consol Energy, Inc.	2,629	89,202

Total Energy		1,622,600

Materials — 4.6%
CF Industries Holdings, Inc.	3,174	391,640
Newmont Mining Corp.	3,602	226,566
Freeport-McMoRan Copper & Gold, Inc.	6,516	198,412
Mosaic Co.	3,270	160,132
FMC Corp.	2,049	141,709
International Flavors & Fragrances, Inc.	2,502	140,662
Ball Corp.	4,187	129,881
Sigma-Aldrich Corp.	1,845	114,002

Total Materials		1,503,004

Consumer Staples — 4.0%
Whole Foods Market, Inc.	7,149	466,901
Coca-Cola Enterprises, Inc.	11,080	275,670
Estee Lauder Companies, Inc. — Class A	3,010	264,399
Dr Pepper Snapple Group, Inc.	4,868	188,781
Coca-Cola Co.	1,610	108,772

Total Consumer Staples		1,304,523

Financials — 2.5%
Ventas, Inc.	6,176	305,094
IntercontinentalExchange, Inc.*	2,329	275,428
Ameriprise Financial, Inc.	3,403	133,942
CBRE Group, Inc. — Class A*	7,522	101,246

Total Financials		815,710

Telecommunication Services — 1.1%
American Tower Corp. — Class A*	4,287	230,641
MetroPCS Communications, Inc.*	14,235	123,987

Total Telecommunication Services		354,628

Total Common Stocks (Cost $25,698,371)		32,431,091

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$236,075	236,075

Total Repurchase Agreement (Cost $236,075)		236,075

Total Investments — 100.2% (Cost $25,934,446)		$32,667,166

Liabilities, Less Cash & Other Assets — (0.2)%		(59,404)

Total Net Assets — 100.0%		$32,607,762

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

plc	Public Limited Company

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS†— 100.0%
Financials — 22.4%
Assurant, Inc.	11,359	$406,652
Capital One Financial Corp.	8,332	330,197
Unum Group	15,071	315,888
Hartford Financial Services Group, Inc.	19,115	308,516
Allstate Corp.	11,877	281,366
Prudential Financial, Inc.	5,781	270,898
XL Group plc — Class A	14,244	267,787
NASDAQ OMX Group, Inc.*	9,253	214,114
ACE Ltd.	3,514	212,948
Bank of America Corp.	32,327	197,841
Travelers Companies, Inc.	3,769	183,663
Cincinnati Financial Corp.	6,589	173,488
Loews Corp.	4,988	172,335
Lincoln National Corp.	10,301	161,005
Fifth Third Bancorp	15,505	156,601
JPMorgan Chase & Co.	5,142	154,877
Principal Financial Group, Inc.	6,713	152,184
Chubb Corp.	2,429	145,716
BB&T Corp.	6,784	144,703
Genworth Financial, Inc. — Class A	25,077	143,942
SLM Corp.	11,519	143,412
Discover Financial Services	6,185	141,884
PNC Financial Services Group, Inc.	2,713	130,740
People’s United Financial, Inc.	11,244	128,182
Legg Mason, Inc.	4,769	122,611
Citigroup, Inc.	4,616	118,262
Weyerhaeuser Co.	7,347	114,246
NYSE Euronext	4,472	103,929
SunTrust Banks, Inc.	5,602	100,556
MetLife, Inc.	3,318	92,937
Torchmark Corp.	2,651	92,414
Regions Financial Corp.	26,201	87,249
Morgan Stanley	5,873	79,286
Goldman Sachs Group, Inc.	793	74,978

Total Financials		5,925,407

Utilities — 20.4%
Constellation Energy Group, Inc.	22,171	843,828
NRG Energy, Inc.*	27,394	581,027
Pepco Holdings, Inc.	21,396	404,812
NiSource, Inc.	16,164	345,586
Ameren Corp.	10,598	315,503
FirstEnergy Corp.	5,731	257,379
AES Corp.*	22,703	221,581
DTE Energy Co.	4,265	209,070
Oneok, Inc.	3,143	207,564
Integrys Energy Group, Inc.	4,112	199,925
Edison International	4,484	171,513
CMS Energy Corp.	8,626	170,709
Consolidated Edison, Inc.	2,929	167,012
American Electric Power Company, Inc.	4,112	156,338
Progress Energy, Inc.	2,946	152,367
Duke Energy Corp.	7,367	147,266
Nicor, Inc.	2,558	140,716
CenterPoint Energy, Inc.	6,789	133,200
Northeast Utilities	3,621	121,847
Sempra Energy	2,280	117,420
Xcel Energy, Inc.	4,572	112,883
SCANA Corp.	2,698	109,134
Entergy Corp.	1,492	98,905

Total Utilities		5,385,585

Consumer Staples — 14.1%
Dean Foods Co.*	74,916	664,505
SUPERVALU, Inc.	80,570	536,596
Tyson Foods, Inc. — Class A	29,741	516,304
Archer-Daniels-Midland Co.	15,799	391,973
CVS Caremark Corp.	10,237	343,758
Kroger Co.	12,882	282,889
Costco Wholesale Corp.	3,157	259,253
Safeway, Inc.	10,382	172,653
Walgreen Co.	4,700	154,583
Wal-Mart Stores, Inc.	2,696	139,922
ConAgra Foods, Inc.	5,417	131,200
Sysco Corp.	4,735	122,636

Total Consumer Staples		3,716,272

Health Care — 12.8%
Coventry Health Care, Inc.*	20,684	595,906
Humana, Inc.	7,407	538,711
WellPoint, Inc.	7,166	467,797
Aetna, Inc.	12,565	456,738
McKesson Corp.	5,516	401,013
Cardinal Health, Inc.	9,116	381,778
UnitedHealth Group, Inc.	6,606	304,669
CareFusion Corp.*	5,756	137,856
Boston Scientific Corp.*	17,457	103,171

Total Health Care		3,387,639

Consumer Discretionary — 10.0%
Sears Holdings Corp.*	8,167	469,766
GameStop Corp. — Class A*	19,970	461,307
AutoNation, Inc.*	9,298	304,788
Whirlpool Corp.	4,656	232,381
JC Penney Company, Inc.	6,864	183,818
DR Horton, Inc.	19,834	179,299
Time Warner, Inc.	5,476	164,116
Washington Post Co. — Class B	487	159,234
CBS Corp. — Class B	7,372	150,241
Gannett Company, Inc.	12,813	122,108
Goodyear Tire & Rubber Co.*	10,452	105,461
Lowe’s Companies, Inc.	5,231	101,168

Total Consumer Discretionary		2,633,687

Energy — 8.3%
Tesoro Corp.	29,891	581,978
Valero Energy Corp.	25,375	451,168
Marathon Oil Corp.	14,735	317,981
Sunoco, Inc.	6,536	202,681
ConocoPhillips	2,850	180,462
QEP Resources, Inc.	5,475	148,208
Rowan Companies, Inc.*	4,718	142,437
Marathon Petroleum Corp.	3,722	100,717
Hess Corp.	1,366	71,660

Total Energy		2,197,292

Industrials — 5.3%
L-3 Communications Holdings, Inc.	4,123	255,502
RR Donnelley & Sons Co.	17,974	253,793
Northrop Grumman Corp.	3,855	201,077
Ryder System, Inc.	4,691	175,959
Jacobs Engineering Group, Inc.*	5,285	170,653
Quanta Services, Inc.*	7,379	138,652
General Electric Co.	6,872	104,729

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
Masco Corp.	12,259	$87,284

Total Industrials		1,387,649

Information Technology — 3.1%
Jabil Circuit, Inc.	21,634	384,869
Computer Sciences Corp.	8,373	224,815
Dell, Inc.	8,016	113,426
Xerox Corp.	15,273	106,453

Total Information Technology		829,563

Materials — 2.6%
International Paper Co.	8,942	207,901
MeadWestvaco Corp.	7,832	192,354
AK Steel Holding Corp.	15,852	103,672
Alcoa, Inc.	9,514	91,049
Sealed Air Corp.	4,944	82,565

Total Materials		677,541

Telecommunication Services — 1.0%
Sprint Nextel Corp.*	86,198	262,042

Total Common Stocks (Cost $24,180,801)		26,402,677

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$145,142	145,142

Total Repurchase Agreement (Cost $145,142)		145,142

Total Investments — 100.5% (Cost $24,325,943)		$26,547,819

Liabilities, Less Cash & Other Assets — (0.5)%		(138,760)

Total Net Assets — 100.0%		$26,409,059

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

plc	Public Limited Company

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Consumer Discretionary — 30.8%
Deckers Outdoor Corp.*	6,766	$630,997
Fossil, Inc.*	5,312	430,591
Under Armour, Inc. — Class A*	6,459	428,942
Ascena Retail Group, Inc.*	15,663	423,997
Valassis Communications, Inc.*	21,860	409,656
Tractor Supply Co.	6,343	396,755
Cheesecake Factory, Inc.*	14,719	362,823
LKQ Corp.*	14,838	358,486
Dollar Tree, Inc.*	4,743	356,247
Panera Bread Co. — Class A*	3,329	346,016
Life Time Fitness, Inc.*	8,997	331,540
Guess?, Inc.	11,460	326,495
Polaris Industries, Inc.	5,722	285,928
PVH Corp.	4,738	275,941
AMC Networks, Inc. — Class A*	8,400	268,380
PetSmart, Inc.	6,090	259,739
Dick’s Sporting Goods, Inc.*	7,507	251,184
Tupperware Brands Corp.	4,114	221,086
Warnaco Group, Inc.*	4,632	213,489
Chico’s FAS, Inc.	18,619	212,815
Aeropostale, Inc.*	18,355	198,418
Advance Auto Parts, Inc.	3,102	180,226
ITT Educational Services, Inc.*	3,021	173,949
Williams-Sonoma, Inc.	5,376	165,527
DreamWorks Animation SKG, Inc. — Class A*	8,395	152,621
ANN, Inc.*	6,358	145,217
Bally Technologies, Inc.*	3,420	92,272
Gentex Corp.	3,499	84,151
Strayer Education, Inc.	941	72,147
Lamar Advertising Co. — Class A*	2,907	49,506
WMS Industries, Inc.*	2,671	46,983

Total Consumer Discretionary		8,152,124

Information Technology — 24.6%
Rackspace Hosting, Inc.*	16,984	579,834
TIBCO Software, Inc.*	17,688	396,034
Informatica Corp. — Class A	9,212	377,231
VeriFone Systems, Inc.*	9,950	348,449
Equinix, Inc.*	3,393	301,400
Riverbed Technology, Inc.	14,765	294,709
Skyworks Solutions, Inc.*	14,639	262,624
ANSYS, Inc.*	5,270	258,441
Solera Holdings, Inc.	5,010	253,005
Factset Research Systems, Inc.	2,710	241,109
Advent Software, Inc.*	11,233	234,208
Polycom, Inc.*	12,284	225,657
MICROS Systems, Inc.*	4,658	204,533
Cree, Inc.	7,625	198,098
Gartner, Inc.*	5,646	196,876
Concur Technologies, Inc.*	5,289	196,857
Alliance Data Systems Corp.*	2,100	194,670
Rovi Corp.*	4,248	182,579
Semtech Corp.*	7,589	160,128
Global Payments, Inc.	3,575	144,394
ADTRAN, Inc.	4,772	126,267
NeuStar, Inc. — Class A*	4,910	123,437
Jack Henry & Associates, Inc.	3,982	115,398
Atmel Corp.*	14,148	114,174
Lender Processing Services, Inc.	8,129	111,286
Quest Software, Inc.*	6,810	108,143
Silicon Laboratories, Inc.*	3,049	102,172
ACI Worldwide, Inc.*	3,614	99,530
RF Micro Devices, Inc.*	13,909	88,183
Zebra Technologies Corp. — Class A*	2,743	84,869
QLogic Corp.*	6,690	84,829
Digital River, Inc.*	4,070	84,371

Total Information Technology		6,493,495

Health Care — 18.2%
Medicis Pharmaceutical Corp. — Class A	14,508	529,252
Cooper Companies, Inc.	6,021	476,562
Perrigo Co.	4,130	401,064
Allscripts Healthcare Solutions, Inc.*	19,997	360,346
Kinetic Concepts, Inc.*	5,439	358,376
Catalyst Health Solutions, Inc.*	6,145	354,505
Mednax, Inc.*	4,994	312,824
IDEXX Laboratories, Inc.*	3,957	272,914
ResMed, Inc.*	7,806	224,735
Endo Pharmaceuticals Holdings, Inc.	7,820	218,882
Thoratec Corp.*	6,687	218,264
Health Management Associates, Inc. — Class A*	30,910	213,897
Universal Health Services, Inc. — Class B	5,862	199,308
United Therapeutics Corp.*	5,300	198,697
Lincare Holdings, Inc.	7,618	171,405
Gen-Probe, Inc.*	2,920	167,170
Mettler-Toledo International, Inc.*	896	125,404

Total Health Care		4,803,605

Energy — 7.0%
Dresser-Rand Group, Inc.*	8,696	352,449
Oceaneering International, Inc.	8,856	312,971
Atwood Oceanics, Inc.*	8,727	299,860
Dril-Quip, Inc.*	4,355	234,778
Bill Barrett Corp.*	5,645	204,575
Northern Oil and Gas, Inc.*	9,791	189,847
Oil States International, Inc.*	2,630	133,920
CARBO Ceramics, Inc.	1,140	116,884

Total Energy		1,845,284

Consumer Staples — 6.8%
Green Mountain Coffee Roasters, Inc.*	13,952	1,296,699
Hansen Natural Corp.	5,741	501,132

Total Consumer Staples		1,797,831

Industrials — 4.1%
Triumph Group, Inc.	7,455	363,357
BE Aerospace, Inc.	10,569	349,939
Copart, Inc.*	4,580	179,170
Woodward, Inc.	3,970	108,778
Rollins, Inc.	5,213	97,535

Total Industrials		1,098,779

Materials — 3.7%
NewMarket Corp.	3,640	552,807
Intrepid Potash, Inc.*	8,110	201,695
Compass Minerals International, Inc.	2,163	144,445

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
Albemarle Corp.	1,847	$74,619

Total Materials		973,566

Financials — 3.5%
SL Green Realty Corp.	4,551	264,641
Macerich Co.	4,602	196,183
Jones Lang LaSalle, Inc.	2,309	119,629
MSCI, Inc. — Class A*	3,868	117,317
Waddell & Reed Financial, Inc. — Class A	4,505	112,670
Corporate Office Properties Trust	4,928	107,332

Total Financials		917,772

Telecommunication Services — 0.8%
tw telecom, Inc. — Class A*	13,525	223,433

Total Common Stocks (Cost $21,082,811)		26,305,889

WARRANTS — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12†	6	2

Total Warrants (Cost $—)		2

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$194,399	194,399

Total Repurchase Agreement (Cost $194,399)		194,399

Total Investments — 100.2% (Cost $21,277,210)		$26,500,290

Liabilities & Other Assets — (0.2)%		(58,702)

Total Net Assets — 100.0%		$26,441,588

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Financials — 24.6%
First American Financial Corp.	18,677	$239,066
Kemper Corp.	8,538	204,571
Fidelity National Financial, Inc. — Class A	12,623	191,617
Reinsurance Group of America, Inc. — Class A	3,446	158,344
Transatlantic Holdings, Inc.	3,098	150,315
American Financial Group, Inc.	4,234	131,550
Everest Re Group Ltd.	1,623	128,834
Protective Life Corp.	6,973	108,988
Hanover Insurance Group, Inc.	2,924	103,802
WR Berkley Corp.	3,255	96,641
Mercury General Corp.	2,171	83,258
HCC Insurance Holdings, Inc.	3,066	82,935
Old Republic International Corp.	8,709	77,684
BancorpSouth, Inc.	8,453	74,217
StanCorp Financial Group, Inc.	2,621	72,261
Washington Federal, Inc.	5,199	66,235
International Bancshares Corp.	4,776	62,805
Hospitality Properties Trust	2,853	60,569
Fulton Financial Corp.	7,103	54,338
Astoria Financial Corp.	6,456	49,647
Webster Financial Corp.	2,862	43,789
Associated Banc-Corp.	4,590	42,687
Apollo Investment Corp.	4,695	35,306
First Niagara Financial Group, Inc.	3,794	34,715
Synovus Financial Corp.	31,746	33,968

Total Financials		2,388,142

Consumer Discretionary — 13.7%
Barnes & Noble, Inc.	17,827	210,893
Regis Corp.	9,402	132,474
Collective Brands, Inc.*	9,670	125,323
American Greetings Corp. — Class A	6,749	124,857
Wendy’s Co.	25,355	116,379
Scholastic Corp.	4,082	114,419
Bob Evans Farms, Inc.	3,200	91,264
Rent-A-Center, Inc.	3,281	90,064
RadioShack Corp.	7,270	84,477
Foot Locker, Inc.	3,542	71,159
Mohawk Industries, Inc.*	1,484	63,678
Career Education Corp.*	3,330	43,457
MDC Holdings, Inc.	2,015	34,134
KB Home	4,590	26,897

Total Consumer Discretionary		1,329,475

Information Technology — 11.4%
Tech Data Corp.*	5,501	237,808
Ingram Micro, Inc. — Class A*	13,873	223,772
CoreLogic, Inc.*	18,627	198,750
Arrow Electronics, Inc.	6,048	168,013
Avnet, Inc.*	6,400	166,912
AOL, Inc.*	6,257	75,084
Convergys Corp.*	4,224	39,621

Total Information Technology		1,109,960

Utilities — 11.1%
PNM Resources, Inc.	16,529	271,571
Questar Corp.	8,147	144,283
Atmos Energy Corp.	3,944	127,983
N.V. Energy, Inc.	7,619	112,076
Great Plains Energy, Inc.	5,333	102,927
WGL Holdings, Inc.	2,054	80,250
UGI Corp.	2,766	72,663
Hawaiian Electric Industries, Inc.	2,568	62,351
Vectren Corp.	1,993	53,970
IDACORP, Inc.	1,346	50,852

Total Utilities		1,078,926

Health Care — 11.0%
Omnicare, Inc.	10,157	258,292
Kindred Healthcare, Inc.	20,533	176,994
Owens & Minor, Inc.	6,168	175,665
Health Net, Inc.*	5,921	140,387
LifePoint Hospitals, Inc.*	3,578	131,098
Community Health Systems, Inc.	6,675	111,072
Teleflex, Inc.	1,362	73,235

Total Health Care		1,066,743

Industrials — 10.9%
URS Corp. ADR*	5,958	176,714
Brink’s Co.	5,262	122,657
KBR, Inc.	4,921	116,283
Granite Construction, Inc.	5,358	100,570
AECOM Technology Corp.	5,132	90,682
Manpower, Inc.	2,589	87,042
Shaw Group, Inc.*	3,647	79,286
Harsco Corp.	3,856	74,768
JetBlue Airways Corp.*	15,944	65,370
Trinity Industries, Inc.	2,584	55,324
Alliant Techsystems, Inc.	948	51,676
Con-way, Inc.	1,550	34,302

Total Industrials		1,054,674

Consumer Staples — 6.4%
Smithfield Foods, Inc.	11,163	217,678
Universal Corp.	4,907	175,965
Ruddick Corp.	3,140	122,429
Ralcorp Holdings, Inc.	1,331	102,101

Total Consumer Staples		618,173

Materials — 5.6%
Ashland, Inc.	3,524	155,549
Temple-Inland, Inc.	2,526	79,241
Commercial Metals Co.	8,237	78,334
Reliance Steel & Aluminum Co.	2,070	70,401
Olin Corp.	2,657	47,853
Worthington Industries, Inc.	3,182	44,452
Cabot Corp.	1,437	35,609
Louisiana-Pacific Corp.	5,652	28,825

Total Materials		540,264

Energy — 4.1%
Helix Energy Solutions Group, Inc.*	7,120	93,272
Southern Union Co.	2,139	86,779
Overseas Shipholding Group, Inc.	5,318	73,069
Tidewater, Inc.	1,423	59,837
HollyFrontier Corp.	1,990	52,178
Exterran Holdings, Inc.*	2,962	28,791

Total Energy		393,926

Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	3,077	65,386

Total Common Stocks (Cost $9,302,389)		9,645,669

WARRANTS — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12†	27	8

Total Warrants (Cost $—)		8

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$46,918	$46,918

Total Repurchase Agreement (Cost $46,918)		46,918

Total Investments — 100.0% (Cost $9,349,307)		$9,692,595

Other Assets, Less Liabilities — 0.0%		4,042

Total Net Assets — 100.0%		$9,696,637

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Information Technology — 33.2%
Liquidity Services, Inc.*	4,643	$148,901
Sourcefire, Inc.*	5,422	145,093
RightNow Technologies, Inc.*	4,194	138,612
Cirrus Logic, Inc.*	9,309	137,215
CommVault Systems, Inc.	3,344	123,929
Interactive Intelligence Group*	4,439	120,519
Synchronoss Technologies, Inc.*	4,731	117,849
LivePerson, Inc.*	11,187	111,311
Cardtronics, Inc.*	4,003	91,749
Tyler Technologies, Inc.*	3,425	86,584
MicroStrategy, Inc. — Class A*	741	84,526
Ceva, Inc.*	3,468	84,307
Taleo Corp. — Class A*	3,222	82,870
Kopin Corp.*	24,109	82,694
Wright Express Corp.*	2,167	82,433
Volterra Semiconductor Corp.*	4,283	82,362
Kulicke & Soffa Industries, Inc.*	10,796	80,538
MAXIMUS, Inc.	2,278	79,502
Bottomline Technologies, Inc.*	3,811	76,753
Ebix, Inc.	5,047	74,191
Entropic Communications, Inc.*	16,685	68,909
Blackbaud, Inc.	3,081	68,614
comScore, Inc.*	4,060	68,492
Blue Coat Systems, Inc.*	4,594	63,765
Virtusa Corp.*	4,462	58,898
Netscout Systems, Inc.*	5,037	57,522
GT Advanced Technologies, Inc.*	8,165	57,318
Power Integrations, Inc.	1,865	57,088
OSI Systems, Inc.*	1,670	55,978
Oplink Communications, Inc.*	3,669	55,549
TTM Technologies, Inc.*	5,699	54,197
Synaptics, Inc.*	2,150	51,385
Stamps.com, Inc.	2,496	51,018
TriQuint Semiconductor, Inc. — Class A	10,049	50,446
Diodes, Inc.*	2,790	49,997
j2 Global Communications, Inc.	1,737	46,725
Mercury Computer Systems, Inc.*	3,995	45,942
Perficient, Inc.	6,048	44,271
Nanometrics, Inc.	3,022	43,819
Rubicon Technology, Inc.*	3,993	43,643
Netgear, Inc.*	1,526	39,508
Websense, Inc.*	2,142	37,057
JDA Software Group, Inc.*	1,567	36,730
Hittite Microwave Corp.*	747	36,379
Littelfuse, Inc.	811	32,610
CSG Systems International, Inc.*	2,554	32,283
Monolithic Power Systems, Inc.*	2,968	30,214
Novatel Wireless, Inc.*	9,743	29,424
Forrester Research, Inc.	869	28,251
Stratasys, Inc.*	1,479	27,421
DTS, Inc.*	1,102	27,363
Veeco Instruments, Inc.*	1,009	24,620
Viasat, Inc.*	728	24,250
DG FastChannel, Inc.*	1,407	23,849
iGate Corp.	1,839	21,222
Smith Micro Software, Inc.*	6,202	9,427
Global Payments, Inc.	1	40

Total Information Technology		3,586,162

Consumer Discretionary — 25.1%
Sturm Ruger & Company, Inc.	8,092	210,230
Crocs, Inc.*	6,591	156,009
BJ’s Restaurants, Inc.*	3,338	147,239
Jos A. Bank Clothiers, Inc.*	2,804	130,751
Buffalo Wild Wings, Inc.*	2,025	121,095
True Religion Apparel, Inc.*	3,818	102,933
Peet’s Coffee & Tea, Inc.*	1,689	93,976
Buckle, Inc.	2,416	92,919
Steven Madden Ltd.*	3,083	92,798
Texas Roadhouse, Inc. — Class A	6,929	91,601
DineEquity, Inc.*	2,299	88,489
Coinstar, Inc.*	2,105	84,200
Cabela’s, Inc.*	4,000	81,960
Iconix Brand Group, Inc.*	4,971	78,542
Interval Leisure Group, Inc.*	5,771	76,870
HSN, Inc.	2,314	76,663
Monro Muffler Brake, Inc.	2,309	76,128
Lumber Liquidators Holdings, Inc.*	4,350	65,685
Maidenform Brands, Inc.	2,685	62,856
Hibbett Sports, Inc.*	1,807	61,239
CEC Entertainment, Inc.	2,038	58,022
iRobot Corp.*	2,300	57,868
Kirkland’s, Inc.*	6,243	57,248
Arbitron, Inc.	1,718	56,832
Zumiez, Inc.*	3,200	56,032
National Presto Industries, Inc.	620	53,884
Cracker Barrel Old Country Store, Inc.	1,328	53,226
PF Chang’s China Bistro, Inc.	1,824	49,686
American Public Education, Inc.*	1,350	45,900
Biglari Holdings, Inc.*	151	44,755
Blue Nile, Inc.*	1,093	38,561
Carter’s, Inc.*	1,017	31,059
Universal Electronics, Inc.*	1,535	25,159
Capella Education Co.*	847	24,038
PetMed Express, Inc.	2,578	23,202
Kid Brands, Inc.*	8,455	22,321
Universal Technical Institute, Inc.*	1,519	20,643

Total Consumer Discretionary		2,710,619

Health Care — 21.8%
Hi-Tech Pharmacal Company, Inc.*	6,497	218,299
Questcor Pharmaceuticals, Inc.*	6,142	167,431
Regeneron Pharmaceuticals, Inc.*	2,838	165,172
Air Methods Corp.*	2,273	144,722
Quality Systems, Inc.	1,349	130,853
MWI Veterinary Supply, Inc.*	1,699	116,925
Healthspring, Inc.*	2,980	108,651
HMS Holdings Corp.*	4,120	100,487
Par Pharmaceutical Companies, Inc.*	3,551	94,528
Cubist Pharmaceuticals, Inc.*	2,649	93,563
IPC The Hospitalist Company, Inc.*	2,428	86,655
Arqule, Inc.*	16,119	81,401
Neogen Corp.*	2,311	80,238
Align Technology, Inc.*	4,294	65,140
PAREXEL International Corp.*	3,312	62,696
Cyberonics, Inc.*	2,100	59,430
Corvel Corp.*	1,386	58,905
Ensign Group, Inc.	2,518	58,191

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
Bio-Reference Labs, Inc.*	2,965	$54,586
Integra LifeSciences Holdings Corp.*	1,353	48,397
Viropharma, Inc.	2,616	47,271
Salix Pharmaceuticals Ltd.*	1,571	46,501
Abaxis, Inc.*	2,027	46,438
Kensey Nash Corp.*	1,476	36,162
Chemed Corp.	657	36,109
Haemonetics Corp.*	601	35,146
Zoll Medical Corp.*	845	31,890
Almost Family, Inc.*	1,622	26,974
NuVasive, Inc.*	1,567	26,749
Enzo Biochem, Inc.*	6,256	16,078

Total Health Care		2,345,588

Financials — 4.8%
World Acceptance Corp.*	2,050	114,697
Cash America International, Inc.	1,732	88,609
First Cash Financial Services, Inc.*	2,034	85,326
Ezcorp, Inc. — Class A*	2,734	78,028
Portfolio Recovery Associates, Inc.*	1,007	62,656
eHealth, Inc.*	2,213	30,230
Stifel Financial Corp.*	1,113	29,561
Signature Bank*	542	25,870

Total Financials		514,977

Materials — 4.5%
Buckeye Technologies, Inc.	4,204	101,358
Hawkins, Inc.	2,952	93,992
Balchem Corp.	2,452	91,484
Schweitzer-Mauduit International, Inc.	1,554	86,822
KapStone Paper and Packaging Corp.*	5,968	82,896
Quaker Chemical Corp.	1,108	28,719

Total Materials		485,271

Consumer Staples — 4.0%
TreeHouse Foods, Inc.*	1,635	101,109
Medifast, Inc.*	4,929	79,603
Boston Beer Company, Inc. — Class A*	1,020	74,154
Darling International, Inc.	5,682	71,536
Inter Parfums, Inc.	3,538	54,662
Calavo Growers, Inc.	2,526	51,834

Total Consumer Staples		432,898

Industrials — 3.8%
Dolan Co.*	10,204	91,734
Allegiant Travel Co. — Class A*	1,228	57,876
Consolidated Graphics, Inc.*	1,497	54,685
Exponent, Inc.*	1,148	47,447
II-VI, Inc.*	2,198	38,465
American Science & Engineering, Inc.	613	37,424
Vicor Corp.	3,774	33,022
Healthcare Services Group, Inc.	1,827	29,488
Orion Marine Group, Inc.*	4,051	23,374

Total Industrials		413,515

Energy — 1.4%
Gulfport Energy Corp.*	3,656	88,402
Contango Oil & Gas Co.*	1,076	58,868

Total Energy		147,270

Telecommunication Services — 0.9%
Atlantic Tele-Network, Inc.	1,344	44,191
Neutral Tandem, Inc.*	4,025	38,962
Cbeyond, Inc.*	2,484	17,537

Total Telecommunication Services		100,690

Total Common Stocks (Cost $8,577,223)		10,736,990

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$44,645	44,645

Total Repurchase Agreement (Cost $44,645)		44,645

Total Investments — 99.9% (Cost $8,621,868)		$10,781,635

Other Assets, Less Liabilities — 0.1%		10,794

Total Net Assets — 100.0%		$10,792,429

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Consumer Discretionary — 27.5%
Red Robin Gourmet Burgers, Inc.*	3,670	$88,410
Audiovox Corp. — Class A*	15,918	87,390
Hot Topic, Inc.	11,015	84,044
Lithia Motors, Inc. — Class A	5,750	82,685
O’Charleys, Inc.*	12,544	74,511
La-Z-Boy, Inc.*	8,783	65,082
Blyth, Inc.	1,125	62,381
Group 1 Automotive, Inc.	1,751	62,248
Tuesday Morning Corp.*	16,407	57,753
Fred’s, Inc. — Class A	5,257	56,040
MarineMax, Inc.*	8,616	55,746
Sonic Automotive, Inc. — Class A	5,109	55,126
Standard Motor Products, Inc.	4,106	53,255
Standard Pacific Corp.*	21,271	52,539
Spartan Motors, Inc.	11,806	48,759
Boyd Gaming Corp.*	9,851	48,270
Stage Stores, Inc.	3,308	45,882
Corinthian Colleges, Inc.*	26,696	41,646
PEP Boys-Manny Moe & Jack	3,974	39,223
Callaway Golf Co.	7,585	39,214
Zale Corp.*	13,584	38,714
Christopher & Banks Corp.	10,035	35,424
Haverty Furniture Companies, Inc.	3,504	35,005
Stein Mart, Inc.	5,309	33,181
Ruth’s Hospitality Group, Inc.*	7,075	30,352
Brown Shoe Company, Inc.	4,235	30,153
Quiksilver, Inc.*	9,415	28,716
Jack in the Box, Inc.	1,359	27,071
Helen of Troy Ltd.*	964	24,216
Live Nation Entertainment, Inc.*	3,016	24,158
Multimedia Games Holding Company, Inc.*	4,599	18,580
Coldwater Creek, Inc.*	11,130	13,913
Marcus Corp.	1,391	13,840
Skechers U.S.A., Inc. — Class A*	950	13,329
Ruby Tuesday, Inc.*	1,706	12,215
OfficeMax, Inc.*	2,171	10,529

Total Consumer Discretionary		1,589,600

Industrials — 16.4%
Skywest, Inc.	6,463	74,389
School Specialty, Inc.*	9,572	68,248
Navigant Consulting, Inc.*	6,244	57,882
EMCOR Group, Inc.	2,387	48,528
Apogee Enterprises, Inc.	5,512	47,348
Lydall, Inc.*	5,252	46,743
United Stationers, Inc.	1,653	45,044
Gibraltar Industries, Inc.*	5,500	44,660
Federal Signal Corp.	10,036	44,359
ABM Industries, Inc.	2,106	40,140
Universal Forest Products, Inc.	1,647	39,610
Comfort Systems USA, Inc.	4,685	38,979
G&K Services, Inc. — Class A	1,360	34,734
Dycom Industries, Inc.*	2,248	34,394
On Assignment, Inc.*	4,395	31,073
Briggs & Stratton Corp.	2,290	30,938
Powell Industries, Inc.*	905	28,028
Griffon Corp.*	3,330	27,239
Kelly Services, Inc. — Class A	2,129	24,271
GenCorp, Inc.*	5,348	24,013
CDI Corp.	2,192	23,411
Standex International Corp.	673	20,951
Curtiss-Wright Corp.	720	20,758
Lawson Products, Inc.	1,524	20,604
Standard Register Co.	7,842	19,840
AAR Corp.	975	16,253

Total Industrials		952,437

Financials — 14.7%
SWS Group, Inc.	21,481	100,746
Stewart Information Services Corp.	5,451	48,187
Selective Insurance Group, Inc.	3,027	39,502
Presidential Life Corp.	4,802	39,472
Wintrust Financial Corp.	1,529	39,463
United Community Banks, Inc.*	4,336	36,813
Hanmi Financial Corp.*	43,619	36,204
Horace Mann Educators Corp.	3,044	34,732
Susquehanna Bancshares, Inc.	6,078	33,247
Investment Technology Group, Inc.*	3,207	31,396
Piper Jaffray Cos.*	1,734	31,091
Bank Mutual Corp.	11,038	28,809
Delphi Financial Group, Inc. — Class A	1,297	27,911
First BanCorp.*	9,212	25,794
Navigators Group, Inc.*	568	24,538
United Fire & Casualty Co.	1,374	24,306
AMERISAFE, Inc.*	1,279	23,546
Infinity Property & Casualty Corp.	441	23,144
Interactive Brokers Group, Inc. — Class A	1,648	22,957
First Midwest Bancorp, Inc.	2,872	21,023
Northwest Bancshares, Inc.	1,705	20,307
Pinnacle Financial Partners, Inc.*	1,798	19,670
Boston Private Financial Holdings, Inc.	3,345	19,669
Safety Insurance Group, Inc.	476	18,007
FNB Corp.	1,936	16,591
Prospect Capital Corp.	1,821	15,315
Kite Realty Group Trust	3,769	13,794
Wilshire Bancorp, Inc.*	4,069	11,149
Cedar Shopping Centers, Inc.	3,582	11,140
PrivateBancorp, Inc. — Class A	1,417	10,656

Total Financials		849,179

Information Technology — 13.9%
Agilysys, Inc.*	21,775	155,256
CIBER, Inc.*	31,464	95,336
Insight Enterprises, Inc.	5,490	83,119
SYNNEX Corp.*	2,719	71,238
Brightpoint, Inc.*	6,144	56,586
Scansource, Inc.*	1,590	47,000
Benchmark Electronics, Inc.*	3,227	41,983
CACI International, Inc. — Class A*	826	41,250
United Online, Inc.	6,555	34,283
Brooks Automation, Inc.	3,835	31,255
Black Box Corp.	1,234	26,346
Anixter International, Inc.	486	23,056
Infospace, Inc.*	2,701	22,580
Digi International, Inc.	2,025	22,275
Comtech Telecommunications Corp.	697	19,579
Arris Group, Inc.*	1,753	18,056

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
THQ, Inc.*	8,937	$15,461

Total Information Technology		804,659

Health Care — 10.0%
PharMerica Corp.*	8,562	122,180
Centene Corp.*	2,788	79,932
Molina Healthcare, Inc.*	4,512	69,665
Healthways, Inc.*	5,973	58,715
Cambrex Corp.*	9,848	49,634
Amsurg Corp. — Class A*	1,766	39,735
Cross Country Healthcare, Inc.*	7,825	32,708
Invacare Corp.	1,384	31,887
Symmetry Medical, Inc.*	4,127	31,860
Amedisys, Inc.*	1,974	29,255
CONMED Corp.*	881	20,272
Gentiva Health Services, Inc.*	2,013	11,112

Total Health Care		576,955

Consumer Staples — 6.2%
Seneca Foods Corp. — Class A*	4,124	81,655
Spartan Stores, Inc.	4,346	67,276
Alliance One International, Inc.*	24,016	58,599
Central Garden and Pet Co. — Class A*	6,820	48,286
Nash Finch Co.	1,687	45,431
Sanderson Farms, Inc.	731	34,723
Casey’s General Stores, Inc.	553	24,138

Total Consumer Staples		360,108

Utilities — 3.8%
Central Vermont Public Service Corp.	2,129	74,962
Laclede Group, Inc.	1,193	46,229
Avista Corp.	1,563	37,278
NorthWestern Corp.	750	23,955
CH Energy Group, Inc.	406	21,181
Southwest Gas Corp.	514	18,591

Total Utilities		222,196

Materials — 3.5%
A. Schulman, Inc.	2,800	47,572
Wausau Paper Corp.	5,817	37,171
Myers Industries, Inc.	3,386	34,368
Kaiser Aluminum Corp.	632	27,985
AM Castle & Co.*	1,983	21,694
Stepan Co.	298	20,020
Headwaters, Inc.*	8,274	11,914

Total Materials		200,724

Energy — 2.9%
World Fuel Services Corp.	1,749	57,105
Hornbeck Offshore Services, Inc.*	2,158	53,756
Matrix Service Co.*	2,899	24,670
Bristow Group, Inc.	448	19,009
Tetra Technologies, Inc.*	1,730	13,355

Total Energy		167,895

Telecommunication Services — 0.6%
Cincinnati Bell, Inc.*	11,132	34,398

Total Common Stocks (Cost $5,075,008)		5,758,151

RIGHTS†† — 0.0%
First BanCorp. Expires 12/31/11	20,232	—

Total Rights (Cost $—)		—

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$33,285	33,285

Total Repurchase Agreement (Cost $33,285)		33,285

Total Investments — 100.1% (Cost $5,108,293)		$5,791,436

Liabilities & Other Assets — (0.1)%		(3,568)

Total Net Assets — 100.0%		$5,787,868

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 1.7%
Energy — 1.7%
Exxon Mobil Corp.	4,000	$290,520
ConocoPhillips	4,500	284,940

Total Energy		575,460

Total Common Stocks (Cost $577,393)		575,460

EXCHANGE TRADED FUNDS† - 81.8%
United States of America — 66.3%
SPDR S&P 500 ETF Trust	27,100	3,066,907
iShares iBoxx $ High Yield Corporate Bond Fund	27,700	2,291,621
SPDR Barclays Capital High Yield Bond ETF	56,600	2,048,354
SPDR S&P MidCap 400 ETF Trust	11,800	1,677,134
iShares S&P 500 Index Fund	10,700	1,216,483
Vanguard Total Stock Market ETF	19,800	1,142,064
Vanguard Mid-Capital ETF	16,000	1,042,080
Vanguard Large-Capital ETF	20,000	1,033,000
Vanguard Small-Capital ETF	16,000	981,920
iShares Russell 2000 Index Fund	12,400	796,700
Vanguard Extended Market ETF	16,000	737,600
PowerShares DB US Dollar Index Bullish Fund	28,000	624,680
Powershares QQQ Trust Series 1	11,300	593,476
Vanguard Growth ETF	10,400	581,776
iShares Russell Midcap Index Fund	5,800	511,850
Health Care Select Sector SPDR Fund	14,600	463,112
iShares Morningstar Large Value Index Fund	8,700	459,012
iShares Russell 1000 Growth Index Fund	8,700	457,794
Technology Select Sector SPDR Fund	17,400	410,118
SPDR S&P Biotech ETF	6,700	398,717
Vanguard Value ETF	8,000	376,400
RevenueShares Large Capital ETF	16,400	346,040
iShares S&P MidCap 400 Index Fund	4,400	343,156
iShares Barclays Credit Bond Fund	3,100	334,087
iShares High Dividend Equity Fund	3,500	174,825

Total United States of America		22,108,906

International — 8.4%
Vanguard MSCI Emerging Markets ETF	41,100	1,475,079
iShares MSCI Emerging Markets Index Fund	26,900	943,383
SPDR S&P BRIC 40 ETF	18,600	379,812

Total International		2,798,274

Latin American Region — 2.7%
iShares S&P Latin America 40 Index Fund	23,200	902,016

Global — 1.7%
iShares S&P Global Energy Sector Index Fund	7,800	258,336
iShares S&P Global Materials Sector Index Fund	4,500	241,335
Market Vectors Coal ETF	2,500	75,900

Total Global		575,571

Asian Pacific Region ex Japan — 1.7%
iShares MSCI Pacific ex-Japan Index Fund	15,200	558,904

Canada — 1.0%
iShares MSCI Canada Index Fund	13,300	339,017

Total Exchange Traded Funds (Cost $29,289,414)		27,282,688

SHORT TERM INVESTMENTS†† — 3.0%
First American Treasury Obligations Fund	1,000,472	1,000,472

Total Short Term Investments (Cost $1,000,472)		1,000,472

	Face
	Amount	Value
CORPORATE BONDS†† — 13.1%
Materials — 4.1%
Alcoa, Inc.
5.87% due 02/23/22	$626,000	618,399
6.75% due 07/15/18	257,000	275,274
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	352,000	444,132
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	45,000	48,262

Total Materials		1,386,067

Financials — 3.4%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	460,000	519,931
HSBC Finance Corp.
7.00% due 05/15/12	310,000	319,152
Goldman Sachs Group, Inc.
5.95% due 01/15/27	310,000	302,085

Total Financials		1,141,168

Consumer Discretionary — 2.4%
Nordstrom, Inc.
7.00% due 01/15/38	593,000	786,583

Health Care — 1.3%
Agilent Technologies, Inc.
6.50% due 11/01/17	368,000	430,587

Information Technology — 1.0%
Corning, Inc.
7.25% due 08/15/36	270,000	333,153

Consumer Staples — 0.9%
Bunge Ltd. Finance Corp.
8.50% due 06/15/19	235,000	292,799

Total Corporate Bonds (Cost $3,409,563)		4,370,357

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES† - 0.5%
U.S. Treasury Notes
0.88% due 02/29/12	$50,000	$50,162
0.75% due 11/30/11	50,000	50,055
1.00% due 10/31/11	$50,000	50,037

Total U.S. Treasury Notes		150,254

Total U.S. Government Securities (Cost $150,247)		150,254

Total Investments — 100.1% (Cost $34,427,089)		$33,379,231

Liabilities, Less Cash & Other Assets — (0.1)%		(18,397)

Total Net Assets — 100.0%		$33,360,834

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Security was acquired through a private placement.

[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $964,063 (cost $762,890), or 2.9% of total net assets.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 16.4%
Federal Farm Credit Bank[1]
0.01% due 10/24/11	$500,000	$499,997
Farmer Mac[1]
0.03% due 12/27/11	500,000	499,976
Federal Home Loan Bank[1]
0.02% due 12/28/11	500,000	499,976

Total Federal Agency Discount Notes (Cost $1,499,942)		1,499,949

REPURCHASE AGREEMENTS††,2 — 55.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	1,640,914	1,640,914
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,276,267	1,276,267
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	1,250,372	1,250,372
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	911,619	911,619

Total Repurchase Agreements (Cost $5,079,172)		5,079,172

Total Investments — 71.9% (Cost $6,579,114)		$6,579,121

Other Assets, Less Liabilities — 28.1%		2,576,796

Total Net Assets — 100.0%		$9,155,917

		Unrealized
	Contracts	Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $13,955,040)	176	$182,763

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2011 U.S. Dollar Index Swap, Terminating 11/29/11 [3] (Notional Value $4,409,895)	55,772	208,196

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 3.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Semiconductors — 14.7%
Intel Corp.	10,688	$227,975
Texas Instruments, Inc.	4,167	111,051
Broadcom Corp. — Class A	2,778	92,480
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,155	81,782
Marvell Technology Group Ltd.*	4,501	65,400
ARM Holdings plc ADR	2,493	63,571
Analog Devices, Inc.	1,927	60,219
Altera Corp.	1,846	58,204
Avago Technologies Ltd.	1,774	58,134
NVIDIA Corp.*	4,468	55,850
Maxim Integrated Products, Inc.	2,335	54,476
Xilinx, Inc.	1,896	52,026
Linear Technology Corp.	1,840	50,876
Microchip Technology, Inc.	1,486	46,229
Micron Technology, Inc.*	8,109	40,869
Atmel Corp.*	3,917	31,610
Trina Solar Ltd. ADR*	3,666	22,289
LDK Solar Company Ltd. ADR*	6,415	20,015

Total Semiconductors		1,193,056

Internet Software & Services — 13.1%
Google, Inc. — Class A	554	284,966
eBay, Inc.*	4,425	130,493
Baidu, Inc. ADR*	1,087	116,211
Sina Corp.*	1,307	93,594
Yahoo!, Inc.*	6,551	86,211
LinkedIn Corp. — Class A*	700	54,656
Sohu.com, Inc.*	1,124	54,177
VeriSign, Inc.	1,599	45,747
Equinix, Inc.*	478	42,461
Rackspace Hosting, Inc.*	1,214	41,446
Renren, Inc. ADR*	7,290	37,179
Youku.com, Inc. ADR	2,190	35,828
Akamai Technologies, Inc.*	1,741	34,611

Total Internet Software & Services		1,057,580

Systems Software — 12.9%
Microsoft Corp.	12,487	310,801
Oracle Corp.	8,677	249,377
VMware, Inc. — Class A*	1,428	114,783
Symantec Corp.*	4,390	71,557
Check Point Software Technologies Ltd.*	1,344	70,909
CA, Inc.	3,293	63,917
Red Hat, Inc.*	1,438	60,770
BMC Software, Inc.*	1,256	48,431
Rovi Corp.*	988	42,464

Total Systems Software		1,033,009

Communications Equipment — 12.7%
Cisco Systems, Inc.	13,483	208,852
QUALCOMM, Inc.	3,733	181,536
Motorola Mobility Holdings, Inc.*	2,627	99,248
Motorola Solutions, Inc.	1,942	81,370
Nokia Oyj ADR	13,838	78,323
Research In Motion Ltd.*	3,062	62,159
Juniper Networks, Inc.*	2,885	49,795
Telefonaktiebolaget LM Ericsson ADR	5,208	49,736
F5 Networks, Inc.*	592	42,062
Harris Corp.	1,212	41,414
Alcatel-Lucent ADR*	13,920	39,394
Polycom, Inc.*	1,656	30,421
Acme Packet, Inc.*	708	30,154
Riverbed Technology, Inc.	1,393	27,804

Total Communications Equipment		1,022,268

Computer Hardware — 12.2%
Apple, Inc.*	1,135	432,639
International Business Machines Corp.	1,847	323,280
Hewlett-Packard Co.	5,406	121,365
Dell, Inc.	7,497	106,083

Total Computer Hardware		983,367

Data Processing & Outsourced Services — 9.3%
Visa, Inc.	2,003	171,697
Mastercard, Inc. — Class A	449	142,405
Automatic Data Processing, Inc.	2,145	101,137
Paychex, Inc.	2,411	63,578
Western Union Co.	4,000	61,160
Fidelity National Information Services, Inc.	2,241	54,501
Fiserv, Inc.*	1,059	53,765
Alliance Data Systems Corp.*	513	47,555
Computer Sciences Corp.	1,434	38,503

Total Data Processing & Outsourced Services		734,301

Application Software — 5.8%
Intuit, Inc.	1,714	81,312
Salesforce.com, Inc.*	661	75,539
Adobe Systems, Inc.*	2,786	67,338
SAP AG ADR	1,247	63,123
Citrix Systems, Inc.*	1,074	58,565
Autodesk, Inc.*	1,697	47,143
Informatica Corp. — Class A	940	38,493
TIBCO Software, Inc.*	1,643	36,787

Total Application Software		468,300

IT Consulting & Other Services — 4.8%
Accenture plc — Class A	2,387	125,747
Infosys Ltd. ADR	2,040	104,183
Cognizant Technology Solutions Corp. — Class A*	1,404	88,031
Teradata Corp.*	1,182	63,272

Total IT Consulting & Other Services		381,233

Computer Storage & Peripherals — 4.3%
EMC Corp.	6,112	128,291
SanDisk Corp.*	1,679	67,748
NetApp, Inc.*	1,866	63,332
Western Digital Corp.*	1,759	45,241
Seagate Technology plc	3,550	36,494

Total Computer Storage & Peripherals		341,106

Semiconductor Equipment — 2.9%
Applied Materials, Inc.	7,046	72,926
ASML Holding N.V. ADR	1,977	68,286
KLA-Tencor Corp.	1,378	52,750
Lam Research Corp.*	1,145	43,487

Total Semiconductor Equipment		237,449

Home Entertainment Software — 1.7%
Activision Blizzard, Inc.	6,934	82,515

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
Electronic Arts, Inc.*	2,601	$53,190

Total Home Entertainment Software		135,705

Electronic Components — 1.6%
Corning, Inc.	6,688	82,664
Amphenol Corp. — Class A	1,279	52,145

Total Electronic Components		134,809

Electronic Manufacturing Services — 1.3%
TE Connectivity Ltd.	2,410	67,817
Flextronics International Ltd.*	7,639	43,008

Total Electronic Manufacturing Services		110,825

Office Electronics — 0.7%
Xerox Corp.	8,198	57,140

Technology Distributors — 0.5%
Avnet, Inc.*	1,546	40,320

Electronic Equipment & Instruments — 0.5%
FLIR Systems, Inc.	1,532	38,377

Electrical Components & Equipment — 0.5%
First Solar, Inc.*	570	36,029

Total Common Stocks (Cost $5,074,293)		8,004,874

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$51,880	51,880

Total Repurchase Agreement (Cost $51,880)		51,880

Total Investments — 100.1% (Cost $5,126,173)		$8,056,754

Liabilities, Less Cash & Other Assets — (0.1)%		(9,262)

Total Net Assets — 100.0%		$8,047,492

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Communications Equipment — 41.0%
Cisco Systems, Inc.	13,081	$202,625
QUALCOMM, Inc.	3,617	175,895
Motorola Mobility Holdings, Inc.*	2,550	96,339
Motorola Solutions, Inc.	1,883	78,898
Nokia Oyj ADR	10,693	60,522
Research In Motion Ltd.*	2,974	60,372
Juniper Networks, Inc.*	2,799	48,311
F5 Networks, Inc.*	570	40,499
Harris Corp.	1,178	40,252
InterDigital, Inc.	687	32,001
Telefonaktiebolaget LM Ericsson ADR	3,256	31,095
Polycom, Inc.*	1,602	29,429
Acme Packet, Inc.*	690	29,387
Alcatel-Lucent ADR*	9,936	28,119
Finisar Corp.*	1,547	27,134
Riverbed Technology, Inc.	1,349	26,926
Aruba Networks, Inc.*	1,265	26,451
JDS Uniphase Corp.*	2,612	26,042
Brocade Communications Systems, Inc.*	5,859	25,311
ADTRAN, Inc.	857	22,676
Arris Group, Inc.*	2,120	21,836
Plantronics, Inc.	767	21,821
Infinera Corp.*	2,493	19,246
Ciena Corp.*	1,627	18,222
Comtech Telecommunications Corp.	648	18,202
Netgear, Inc.*	618	16,000
Blue Coat Systems, Inc.*	957	13,283
Emulex Corp.*	2,048	13,107
Viasat, Inc.*	371	12,358
Tekelec*	1,896	11,452
DG FastChannel, Inc.*	631	10,695
Harmonic, Inc.*	2,151	9,163
Calix, Inc.*	803	6,263

Total Communications Equipment		1,299,932

Integrated Telecommunication Services — 29.1%
AT&T, Inc.	9,462	269,856
Verizon Communications, Inc.	5,961	219,365
CenturyLink, Inc.	2,660	88,099
Windstream Corp.	4,281	49,916
Frontier Communications Corp.	7,591	46,381
China Unicom Hong Kong Ltd. ADR	2,173	44,329
BCE, Inc.	1,029	38,546
Telefonica S.A. ADR	1,991	38,068
Chunghwa Telecom Company Ltd. ADR	1,084	35,772
Telefonos de Mexico SAB de CV ADR	2,365	35,357
KT Corp. ADR	2,104	31,097
Tele Norte Leste Participacoes S.A. ADR	2,733	26,046

Total Integrated Telecommunication Services		922,832

Wireless Telecommunication Services — 27.2%
Vodafone Group plc ADR	9,518	244,137
American Tower Corp. — Class A*	1,865	100,337
Crown Castle International Corp.*	1,795	73,003
America Movil SAB de CV ADR	2,946	65,048
China Mobile Ltd. ADR	1,146	55,822
Sprint Nextel Corp.*	16,193	49,227
SBA Communications Corp. — Class A*	1,162	40,066
SK Telecom Company Ltd. ADR	2,742	38,580
NII Holdings, Inc.*	1,372	36,975
Tim Participacoes S.A. ADR	1,474	34,727
Mobile Telesystems OJSC ADR	2,640	32,472
VimpelCom Ltd. ADR	3,221	30,696
MetroPCS Communications, Inc.*	3,095	26,957
Telephone & Data Systems, Inc.	931	19,784
Leap Wireless International, Inc.*	1,545	10,661

Total Wireless Telecommunication Services		858,492

Alternative Carriers — 2.2%
tw telecom, Inc. — Class A*	1,741	28,761
AboveNet, Inc.	433	23,209
Global Crossing Ltd.*	773	18,482

Total Alternative Carriers		70,452

Total Common Stocks (Cost $2,528,895)		3,151,708

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.4%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$14,149	14,149

Total Repurchase Agreement (Cost $14,149)		14,149

Total Investments — 99.9% (Cost $2,543,044)		$3,165,857

Other Assets, Less Liabilities — 0.1%		2,232

Total Net Assets — 100.0%		$3,168,089

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 98.8%
Railroads — 28.4%
Union Pacific Corp.	4,095	$334,439
Norfolk Southern Corp.	4,060	247,741
CSX Corp.	12,176	227,326
Kansas City Southern*	2,572	128,497
Canadian National Railway Co.	1,532	102,001
Canadian Pacific Railway Ltd.	1,324	63,671
Genesee & Wyoming, Inc. — Class A*	1,069	49,730

Total Railroads		1,153,405

Air Freight & Logistics — 28.3%
United Parcel Service, Inc. — Class B	6,848	432,451
FedEx Corp.	3,402	230,247
CH Robinson Worldwide, Inc.	2,684	183,773
Expeditors International of Washington, Inc.	3,780	153,279
UTI Worldwide, Inc.	4,375	57,050
HUB Group, Inc. — Class A*	1,851	52,328
Atlas Air Worldwide Holdings, Inc.*	1,209	40,248

Total Air Freight & Logistics		1,149,376

Airlines — 21.8%
United Continental Holdings, Inc.*	7,087	137,346
Delta Air Lines, Inc.*	17,932	134,490
Southwest Airlines Co.	15,832	127,289
Copa Holdings S.A. — Class A	1,476	90,435
Alaska Air Group, Inc.*	1,356	76,329
Ryanair Holdings plc ADR	2,202	56,702
JetBlue Airways Corp.*	13,235	54,264
US Airways Group, Inc.*	8,363	45,997
Lan Airlines S.A. ADR	2,180	45,017
TAM S.A. ADR	2,816	43,873
AMR Corp.*	14,754	43,672
Gol Linhas Aereas Inteligentes S.A. ADR	5,615	31,219

Total Airlines		886,633

Trucking — 16.3%
J.B. Hunt Transport Services, Inc.	2,960	106,915
Hertz Global Holdings, Inc.*	9,632	85,725
Landstar System, Inc.	1,886	74,610
Ryder System, Inc.	1,766	66,243
Old Dominion Freight Line, Inc.*	2,278	65,994
Werner Enterprises, Inc.	2,990	62,282
Knight Transportation, Inc.	4,156	55,316
Con-way, Inc.	2,184	48,332
Heartland Express, Inc.	2,827	38,334
Swift Transportation Co.*	5,860	37,738
Arkansas Best Corp.	1,871	30,217

Total Trucking		671,706

Marine — 2.9%
Kirby Corp.*	1,660	87,382
Alexander & Baldwin, Inc.	892	32,585

Total Marine		119,967

Diversified Commercial & Professional Services — 1.1%
Avis Budget Group, Inc.*	4,647	44,936

Total Common Stocks (Cost $2,715,711)		4,026,023

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$27,718	27,718

Total Repurchase Agreement (Cost $27,718)		27,718

Total Investments — 99.5% (Cost $2,743,429)		$4,053,741

Cash & Other Assets, Less Liabilities — 0.5%		21,484

Total Net Assets — 100.0%		$4,075,225

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 49.6%
Fannie Mae[1]
0.11% due 12/12/11	$15,000,000	$14,996,700
0.16% due 10/03/11	10,000,000	9,999,911
0.18% due 12/01/11	10,000,000	9,996,950
0.10% due 02/08/12	10,000,000	9,996,389

Total Fannie Mae		44,989,950

Freddie Mac[1]
0.05% due 10/06/11	20,000,000	19,999,847
0.06% due 12/23/11	20,000,000	19,997,234

Total Freddie Mac		39,997,081

Federal Home Loan Bank[2]
0.07% due 01/18/12	20,000,000	19,995,761
0.06% due 12/19/11	10,000,000	9,998,683
0.09% due 02/29/12	10,000,000	9,996,225

Total Federal Home Loan Bank		39,990,669

Federal Farm Credit Bank[2]
0.11% due 12/07/11	10,000,000	9,997,952
0.14% due 03/27/12	10,000,000	9,993,078

Total Federal Farm Credit Bank		19,991,030

Farmer Mac[2]
0.10% due 04/02/12	10,000,000	9,994,889

Total Federal Agency Discount Notes (Cost $154,963,619)		154,963,619

REPURCHASE AGREEMENTS††,3 — 49.2%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	49,759,841	49,759,841
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	38,702,098	38,702,098
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	37,916,876	37,916,876
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	27,644,356	27,644,356

Total Repurchase Agreements (Cost $154,023,171)		154,023,171

Total Investments — 98.8% (Cost $308,986,790)		$308,986,790

Cash & Other Assets, Less Liabilities — 1.2%		3,779,369

Total Net Assets — 100.0%		$312,766,159

††	Value determined based on Level 2 inputs — See Note 2.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 3.

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 88.3%
Consumer Discretionary — 24.1%
Amazon.com, Inc.*	8,529	$1,844,226
Priceline.com, Inc.	1,716	771,273
NIKE, Inc. — Class B	6,929	592,499
Expedia, Inc.	18,283	470,787
Liberty Interactive Corp. — Class A*	31,535	465,772
VF Corp.	3,274	397,856
Coach, Inc.	7,276	377,115
McDonald’s Corp.	3,524	309,478
Netflix, Inc.*	2,634	298,063
Ralph Lauren Corp.	2,298	298,051
HSN, Inc.	7,170	237,542
Fossil, Inc.*	2,451	198,678
Deckers Outdoor Corp.*	2,098	195,660
PVH Corp.	3,309	192,716
Shutterfly, Inc.*	4,386	180,616
Starbucks Corp.	4,432	165,269
Under Armour, Inc. — Class A*	2,483	164,896
Hanesbrands, Inc.	6,078	152,011
Las Vegas Sands Corp.*	3,934	150,830
Yum! Brands, Inc.	3,026	149,454
Warnaco Group, Inc.*	3,089	142,372
Carter’s, Inc.*	4,481	136,850
Carnival Corp.	4,430	134,229
Crocs, Inc.*	5,582	132,126
Wolverine World Wide, Inc.	3,880	129,010
Columbia Sportswear Co.	2,701	125,326
Wynn Resorts Ltd.	914	105,183
Blue Nile, Inc.*	2,768	97,655
Iconix Brand Group, Inc.*	5,991	94,658
Chipotle Mexican Grill, Inc.*	312	94,520
Marriott International, Inc. — Class A	3,400	92,616
Starwood Hotels & Resorts Worldwide, Inc.	1,979	76,825
Vitacost.com, Inc.*	15,999	76,155
NutriSystem, Inc.	6,076	73,580
Darden Restaurants, Inc.	1,687	72,119
Wyndham Worldwide Corp.	2,235	63,720
International Game Technology	4,164	60,503
Overstock.com, Inc.*	6,387	59,208
Royal Caribbean Cruises Ltd.	2,735	59,185
PetMed Express, Inc.	6,241	56,169
MGM Resorts International*	5,795	53,836
Panera Bread Co. — Class A*	514	53,425

Total Consumer Discretionary		9,602,062

Utilities — 21.3%
Dominion Resources, Inc.	7,281	369,656
Southern Co.	8,371	354,679
Exelon Corp.	7,259	309,306
Duke Energy Corp.	15,256	304,968
Consolidated Edison, Inc.	4,927	280,938
PG&E Corp.	6,622	280,177
Public Service Enterprise Group, Inc.	8,364	279,107
NextEra Energy, Inc.	5,124	276,799
FirstEnergy Corp.	5,623	252,529
American Electric Power Company, Inc.	6,570	249,791
Oneok, Inc.	3,742	247,122
Sempra Energy	4,734	243,801
Xcel Energy, Inc.	9,594	236,876
PPL Corp.	8,258	235,683
Progress Energy, Inc.	4,456	230,464
Edison International	5,401	206,588
CenterPoint Energy, Inc.	10,181	199,751
Entergy Corp.	2,994	198,472
DTE Energy Co.	4,017	196,913
Wisconsin Energy Corp.	5,953	186,269
Ameren Corp.	6,095	181,448
National Fuel Gas Co.	3,656	177,974
AGL Resources, Inc.	4,311	175,630
Questar Corp.	9,474	167,785
NiSource, Inc.	7,810	166,978
Atmos Energy Corp.	5,092	165,235
UGI Corp.	6,083	159,800
SCANA Corp.	3,863	156,258
CMS Energy Corp.	7,777	153,907
Nicor, Inc.	2,794	153,698
OGE Energy Corp.	3,095	147,910
NSTAR	3,267	146,394
Northeast Utilities	4,175	140,489
Piedmont Natural Gas Company, Inc.	4,750	137,228
WGL Holdings, Inc.	3,466	135,417
Pinnacle West Capital Corp.	2,913	125,084
Southwest Gas Corp.	3,454	124,931
New Jersey Resources Corp.	2,882	122,687
Pepco Holdings, Inc.	6,366	120,445
South Jersey Industries, Inc.	2,370	117,908
ITC Holdings Corp.	1,519	117,616
DPL, Inc.	3,694	111,337
Northwest Natural Gas Co.	2,370	104,517

Total Utilities		8,450,565

Information Technology — 15.9%
Apple, Inc.*	2,735	1,042,527
International Business Machines Corp.	3,926	687,168
Hewlett-Packard Co.	16,695	374,803
EMC Corp.	17,534	368,039
Visa, Inc.	3,689	316,221
Mastercard, Inc. — Class A	900	285,444
Dell, Inc.	19,779	279,873
Accenture plc — Class A	5,079	267,562
Infosys Ltd. ADR	4,797	244,983
Automatic Data Processing, Inc.	4,782	225,471
Cognizant Technology Solutions Corp. — Class A*	3,212	201,392
NetApp, Inc.*	5,738	194,748
SanDisk Corp.*	4,228	170,600
Paychex, Inc.	5,443	143,532
Teradata Corp.*	2,605	139,446
Western Union Co.	9,111	139,307
Western Digital Corp.*	5,142	132,252
Fiserv, Inc.*	2,402	121,949
Fidelity National Information Services, Inc.	4,945	120,262

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 88.3% (continued)
Information Technology — 15.9% (continued)
Seagate Technology plc	10,888	$111,929
Amdocs Ltd.*	3,820	103,598
NCR Corp.*	5,403	91,257
Computer Sciences Corp.	3,297	88,524
SAIC, Inc.*	7,370	87,040
Lexmark International, Inc. — Class A*	2,982	80,603
Diebold, Inc.	2,696	74,167
QLogic Corp.*	4,919	62,373
Synaptics, Inc.*	2,085	49,831
Electronics for Imaging, Inc.*	3,236	43,589
Super Micro Computer, Inc.*	3,064	38,392
Stratasys, Inc.*	857	15,889

Total Information Technology		6,302,771

Consumer Staples — 15.2%
Philip Morris International, Inc.	18,220	1,136,564
Altria Group, Inc.	32,557	872,853
Reynolds American, Inc.	14,917	559,089
Lorillard, Inc.	4,226	467,818
Kraft Foods, Inc. — Class A	10,260	344,531
Unilever N.V.	10,550	332,220
General Mills, Inc.	5,780	222,357
Kellogg Co.	3,640	193,612
Green Mountain Coffee Roasters, Inc.*	2,060	191,456
HJ Heinz Co.	3,570	180,214
Mead Johnson Nutrition Co.	2,540	174,828
Archer-Daniels-Midland Co.	6,450	160,024
Hershey Co.	2,520	149,285
Campbell Soup Co.	4,370	141,457
ConAgra Foods, Inc.	5,810	140,718
Vector Group Ltd.	7,774	133,561
Sara Lee Corp.	7,950	129,982
JM Smucker Co.	1,780	129,744
Bunge Ltd.	2,040	118,912
Hormel Foods Corp.	4,320	116,726
Universal Corp.	2,824	101,269
Star Scientific, Inc.*	23,049	53,243

Total Consumer Staples		6,050,463

Health Care — 11.5%
Cerner Corp.*	10,138	694,656
SXC Health Solutions Corp.*	7,186	400,260
Allscripts Healthcare Solutions, Inc.*	20,976	377,988
Quality Systems, Inc.	3,647	353,759
athenahealth, Inc.*	4,965	295,666
Emdeon, Inc. — Class A*	14,639	275,067
UnitedHealth Group, Inc.	3,849	177,516
Computer Programs & Systems, Inc.	2,664	176,224
MedAssets, Inc.*	15,704	150,915
Merge Healthcare, Inc.*	24,711	150,490
Omnicell, Inc.*	10,198	140,528
Medidata Solutions, Inc.*	8,151	134,002
WellPoint, Inc.	1,911	124,750
Coventry Health Care, Inc.*	3,850	110,918
McKesson Corp.	1,432	104,106
Cardinal Health, Inc.	2,314	96,910
Medco Health Solutions, Inc.	2,029	95,140
Express Scripts, Inc.*	2,472	91,637
Aetna, Inc.	2,455	89,239
Humana, Inc.	1,204	87,567
AmerisourceBergen Corp.	2,184	81,398
CIGNA Corp.	1,924	80,693
Quest Diagnostics, Inc.	1,407	69,449
Laboratory Corporation of America Holdings*	854	67,509
Henry Schein, Inc.*	956	59,282
DaVita, Inc.*	873	54,711
Universal Health Services, Inc. — Class B	1,120	38,080

Total Health Care		4,578,460

Industrials — 0.3%
Watsco, Inc.	1,670	85,337
Avis Budget Group, Inc.*	4,120	39,840
NCI Building Systems, Inc.*	333	2,518

Total Industrials		127,695

Total Common Stocks (Cost $35,558,872)		35,112,016

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 10.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$4,162,975	4,162,975
Total Repurchase Agreement (Cost $4,162,975)		4,162,975

Total Investments — 98.8% (Cost $39,721,847)		$39,274,991

Cash & Other Assets, Less Liabilities — 1.2%		480,535

Total Net Assets — 100.0%		$39,755,526

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,522,300)	98	$271,263

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† — 99.5%
Electric Utilities — 42.5%
Southern Co.	18,916	$801,471
Exelon Corp.	16,163	688,705
Duke Energy Corp.	34,381	687,276
NextEra Energy, Inc.	11,168	603,295
FirstEnergy Corp.	12,656	568,381
American Electric Power Company, Inc.	14,661	557,411
PPL Corp.	18,772	535,753
Progress Energy, Inc.	10,184	526,717
Edison International	12,003	459,115
Entergy Corp.	6,686	443,215
Northeast Utilities	9,290	312,609
Pinnacle West Capital Corp.	6,466	277,650
ITC Holdings Corp.	3,461	267,985
Pepco Holdings, Inc.	14,003	264,937
N.V. Energy, Inc.	16,157	237,669
Westar Energy, Inc.	8,466	223,672
Cia Energetica de Minas Gerais ADR	14,573	216,263
Great Plains Energy, Inc.	10,508	202,804
Hawaiian Electric Industries, Inc.	8,146	197,785
Cleco Corp.	5,443	185,824
IDACORP, Inc.	4,597	173,675
UIL Holdings Corp.	5,121	168,635
Portland General Electric Co.	7,052	167,062
PNM Resources, Inc.	9,345	153,538
El Paso Electric Co.	4,637	148,801
Unisource Energy Corp.	4,054	146,309
Allete, Inc.	2,476	90,696

Total Electric Utilities		9,307,253

Multi-Utilities — 35.1%
Dominion Resources, Inc.	14,241	723,016
Consolidated Edison, Inc.	9,648	550,129
Public Service Enterprise Group, Inc.	16,319	544,565
PG&E Corp.	12,647	535,095
Xcel Energy, Inc.	18,444	455,382
Sempra Energy	8,813	453,870
CenterPoint Energy, Inc.	19,302	378,705
DTE Energy Co.	7,601	372,601
Ameren Corp.	11,979	356,615
Wisconsin Energy Corp.	11,273	352,732
NiSource, Inc.	15,321	327,563
SCANA Corp.	7,456	301,595
CMS Energy Corp.	14,679	290,497
OGE Energy Corp.	5,727	273,693
Alliant Energy Corp.	6,745	260,897
Integrys Energy Group, Inc.	5,065	246,260
TECO Energy, Inc.	13,899	238,090
MDU Resources Group, Inc.	11,950	229,321
NSTAR	5,011	224,543
Vectren Corp.	5,477	148,317
Avista Corp.	6,126	146,105
Black Hills Corp.	4,723	144,713
NorthWestern Corp.	4,296	137,214

Total Multi-Utilities		7,691,518

Gas Utilities — 11.7%
Oneok, Inc.	4,941	326,304
Questar Corp.	12,978	229,840
AGL Resources, Inc.	5,621	229,000
Atmos Energy Corp.	6,730	218,389
National Fuel Gas Co.	4,438	216,042
Nicor, Inc.	3,720	204,637
UGI Corp.	7,671	201,517
Piedmont Natural Gas Company, Inc.	6,330	182,874
WGL Holdings, Inc.	4,676	182,691
New Jersey Resources Corp.	3,927	167,172
South Jersey Industries, Inc.	3,061	152,285
Southwest Gas Corp.	3,847	139,146
Northwest Natural Gas Co.	3,132	138,121

Total Gas Utilities		2,588,018

Independent Power Producers & Energy Traders — 6.0%
Constellation Energy Group, Inc.	9,436	359,134
AES Corp.*	32,184	314,116
Calpine Corp.*	21,856	307,732
NRG Energy, Inc.*	13,255	281,139
Dynegy, Inc. — Class A*	18,278	75,305

Total Independent Power Producers & Energy Traders		1,337,426

Water Utilities — 3.3%
American Water Works Company, Inc.	9,959	300,563
Aqua America, Inc.	10,225	220,553
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,198	194,577

Total Water Utilities		715,693

Oil & Gas Exploration & Production — 0.9%
Energen Corp.	4,650	190,138

Total Common Stocks (Cost $17,099,796)		21,830,046

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	$105,163	105,163

Total Repurchase Agreement (Cost $105,163)		105,163

Total Investments — 100.0% (Cost $17,204,959)		$21,935,209

Cash & Other Assets, Less Liabilities — 0.0%		5,213

Total Net Assets — 100.0%		$21,940,422

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 29.1%
Federal Farm Credit Bank[1] 0.01% due 10/24/11	$500,000	$499,997
Freddie Mac[2] 0.04% due 10/06/11	225,000	224,999

Total Federal Agency Discount Notes (Cost $724,996)		724,996

REPURCHASE AGREEMENTS††,3 — 68.2%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	547,706	547,706
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	425,993	425,993
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	417,350	417,350
Deutsche Bank issued 09/30/11 at 0.00% due 10/03/11	304,281	304,281

Total Repurchase Agreements (Cost $1,695,330)		1,695,330

Total Investments — 97.3% (Cost $2,420,326)		$2,420,326

Other Assets, Less Liabilities — 2.7%		67,002

Total Net Assets — 100.0%		$2,487,328

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,519,530)	57	$(65,426)

		Unrealized
	Units	Loss
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International November 2011 U.S. Dollar Index Swap, Terminating 11/29/11 [4] (Notional Value $542,543)	6,862	(14,107)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 3.

[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Consolidation of Subsidiary
The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.
The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.
The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following Funds entered into futures contracts for the following purposes:

Fund Name	Index Exposure	Liquidity	Hedging	Income	Speculation

All-Asset Aggressive Fund	x	x
All-Asset Conservative Fund	x	x
All-Asset Moderate Fund	x	x
Alternative Strategies Allocation Fund	x	x
Commodities Strategy Fund	x	x
Dow 2x Strategy Fund	x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Dow 2x Strategy Fund	x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
Japan 2x Strategy Fund	x	x
Managed Futures Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x
NASDAQ-100® 2x Strategy Fund	x	x
NASDAQ-100® Fund	x	x
Nova Fund	x	x
Russell 2000® 1.5x Strategy Fund	x	x
Russell 2000® 2x Strategy Fund	x	x
S&P 500 2x Strategy Fund	x	x
Strengthening Dollor 2x Strategy Fund	x	x
U.S. Long Short Momentum Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
G. Certain Funds entered into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The following Funds entered into swap agreements for the following purposes:

Fund Name	Index Exposure	Liquidity

Dow 2x Strategy Fund	x	x
Inverse Dow 2x Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x
NASDAQ-100® 2x Strategy Fund	x	x
NASDAQ-100® Fund	x	x
Nova Fund	x	x
Russell 2000® 1.5x Strategy Fund	x	x
Russell 2000® 2x Strategy Fund	x	x
S&P 500 2x Strategy Fund	x	x
Strengthening Dollar 2x Strategy Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x
H. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a masternetting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At September 30, 2011, none of the Funds held forward currency contracts.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
L. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments	In Securities	Instruments	In Securities	Total

Assets
All-Asset Aggressive Strategy Fund	$4,951,882	$315	$1,146,122	$—	$—	$6,098,319
All-Asset Conservative Strategy Fund	8,522,838	23,437	2,149,201	—	—	10,695,476
All-Asset Moderate Strategy Fund	14,168,740	38,507	3,091,708	—	—	17,298,955
Alternative Strategies Allocation Fund	6,164,295	1,124	84,360	—	—	6,249,779
Amerigo Fund	135,635,295	—	5,054,249	—	—	140,689,544
Banking Fund	1,618,095	—	20,108	—	—	1,638,203
Basic Materials Fund	15,655,886	—	119,187	—	—	15,775,073
Biotechnology Fund	9,550,795	—	76,731	—	—	9,627,526
Clermont Fund	65,335,366	—	7,168,506	—	—	72,503,872
Commodities Strategy Fund	—	—	12,357,737	—	—	12,357,737
Consumer Products Fund	16,148,466	—	40,167	—	—	16,188,633
Dow 2x Strategy Fund	6,590,639	—	2,051,307	5,827	—	8,647,773
DWA Flexible Allocation Fund	18,439,760	—	1,286,275	—	—	19,726,035
DWA Sector Rotation Fund	25,449,610	—	32,060	—	—	25,481,670
Electronics Fund	3,065,930	—	34,873	—	—	3,100,803
Energy Fund	24,311,586	—	219,181	—	—	24,530,767
Energy Services Fund	19,935,062	—	—	—	—	19,935,062
Europe 1.25x Strategy Fund	3,292,747	6,886	1,426,667	—	—	4,726,300
Financial Services Fund	4,116,507	—	24,234	—	—	4,140,741
Government Long Bond 1.2x Strategy Fund	13,863,912	1,083,322	16,291,448	—	—	31,238,682
Health Care Fund	16,176,559	—	118,387	—	—	16,294,946
Internet Fund	5,055,575	—	76,433	—	—	5,132,008
Inverse Dow 2x Strategy Fund	—	16,564	10,450,671	389,530	—	10,856,765
Inverse Government Long Bond Strategy Fund	—	—	15,947,853	—	—	15,947,853
Inverse Mid-Cap Strategy Fund	—	50,455	1,534,179	31,017	—	1,615,651
Inverse NASDAQ-100® Strategy Fund	—	248,073	8,669,950	134,721	—	9,052,744
Inverse Russell 2000® Strategy Fund	—	228,103	8,311,483	91,299	—	8,630,885
Inverse S&P 500 Strategy Fund	—	315,682	34,538,681	597,853	—	35,452,216
Japan 2x Strategy Fund	—	—	1,847,781	—	—	1,847,781
Leisure Fund	4,512,224	—	26,951	—	—	4,539,175
Managed Futures Strategy Fund	—	546,446	14,320,710	—	—	14,867,156
Mid-Cap 1.5x Strategy Fund	4,565,408	—	1,144,695	—	—	5,710,103
Multi-Hedge Strategies Fund	10,606,372	3,304,868	4,975,675	—	—	18,886,915
NASDAQ-100® 2x Strategy Fund	13,610,232	—	1,904,523	—	—	15,514,755
NASDAQ-100® Fund	27,755,812	—	6,334,971	—	—	34,090,783
Nova Fund	13,410,772	—	3,192,201	—	—	16,602,973
Precious Metals Fund	70,056,536	—	514,072	—	—	70,570,608
Real Estate Fund	15,163,852	—	40,910	—	—	15,204,762
Retailing Fund	7,613,054	—	69,882	—	—	7,682,936
Russell 2000® 1.5x Strategy Fund	2,045,405	—	2,267,250	—	—	4,312,655
Russell 2000® 2x Strategy Fund	569,292	—	2,106,491	—	—	2,675,783
S&P 500 2x Strategy Fund	6,057,427	—	439,357	—	—	6,496,784
S&P 500 Pure Growth Fund	32,431,091	—	236,075	—	—	32,667,166
S&P 500 Pure Value Fund	26,402,677	—	145,142	—	—	26,547,819
S&P MidCap 400 Pure Growth Fund	26,305,891	—	194,399	—	—	26,500,290
S&P MidCap 400 Pure Value Fund	9,645,677	—	46,918	—	—	9,692,595
S&P SmallCap 600 Pure Growth Fund	10,736,990	—	44,645	—	—	10,781,635
S&P SmallCap 600 Pure Value Fund	5,758,151	—	33,285	—	—	5,791,436
Select Allocation Fund	28,008,402	—	5,370,829	—	—	33,379,231
Strengthening Dollar 2x Strategy Fund	—	182,763	6,579,121	208,196	—	6,970,080
Technology Fund	8,004,874	—	51,880	—	—	8,056,754
Telecommunications Fund	3,151,708	—	14,149	—	—	3,165,857
Transportation Fund	4,026,023	—	27,718	—	—	4,053,741
U.S. Government Money Market Fund	—	—	308,986,790	—	—	308,986,790
U.S. Long Short Momentum Fund	35,112,016	271,263	4,162,975	—	—	39,546,254
Utilities Fund	21,830,046	—	105,163	—	—	21,935,209
Weakening Dollar 2x Strategy Fund	—	—	2,420,326	—	—	2,420,326

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments	In Securities	Instruments	In Securities	Total

Liabilities
All-Asset Aggressive Strategy Fund	$—	$35,441	$—	$—	$—	$35,441
All-Asset Conservative Strategy Fund	—	62,703	—	—	—	62,703
All-Asset Moderate Strategy Fund	—	124,699	—	—	—	124,699
Alternative Strategies Allocation Fund	—	5,718	—	—	—	5,718
Commodities Strategy Fund	—	1,683,930	—	—	—	1,683,930
Dow 2x Strategy Fund	—	98,432	—	159,295	—	257,727
Europe 1.25x Strategy Fund	—	62,000	—	—	—	62,000
Inverse Dow 2x Strategy Fund	—	—	—	5,820	—	5,820
Inverse Government Long Bond Strategy Fund	6,708,081	140,098	—	—	—	6,848,179
Japan 2x Strategy Fund	—	94,623	—	—	—	94,623
Managed Futures Strategy Fund	—	27,643	—	—	—	27,643
Mid-Cap 1.5x Strategy Fund	—	31,518	—	95,301	—	126,819
Multi-Hedge Strategies Fund	6,300,973	2,930,036	—	—	—	9,231,009
NASDAQ-100® 2x Strategy Fund	—	96,001	—	729,372	—	825,373
NASDAQ-100® Fund	—	177,304	—	119,189	—	296,493
Nova Fund	—	214,112	—	199,576	—	413,688
Russell 2000® 1.5x Strategy Fund	—	2,365	—	71,552	—	73,917
Russell 2000® 2x Strategy Fund	—	2,262	—	132,930	—	135,192
S&P 500 2x Strategy Fund	—	40,939	—	196,068	—	237,007
Weakening Dollar 2x Strategy Fund	—	65,426	—	14,107	—	79,533

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the Levels as of the beginning of the period. During the period ended September 30,2011, Biotechnology Fund had securities added to Level 3 as a result of the purchase of a security, Russell 2000® 1.5x Strategy Fund and Russell 2000® 2x Strategy Fund had securities removed from Level 3 as a result of the sale of the security. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2011:

Securities

Biotechnology Fund*
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3

Ending Balance	$—

Russell 2000® 1.5x Strategy Fund
Assets:
Beginning Balance	$10
Total realized gains or losses included in earnings	(22)
Total change in unrealized gains or losses included in earnings	104
Purchases, sales, issuances, and settlements (net)	(92)
Transfers in and/or out of Level 3

Ending Balance	$—

Russell 2000® Fund
Assets:
Beginning Balance	$5
Total realized gains or losses included in earnings	(43)
Total change in unrealized gains or losses included in earnings	84
Purchases, sales, issuances, and settlements (net)	(46)
Transfers in and/or out of Level 3

Ending Balance	$—

*	The market value of the Level 3 security was valued at $0 at September 30, 2011.
3. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:
Repurchase Agreements

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Credit Suisse Group			U.S. Treasury Notes
0.00%			3.50% - 3.63%
Due 10/03/11	$102,903,904	$102,903,904	08/15/19 - 05/15/20	$89,866,800	$104,962,053
HSBC Group			U.S. Treasury Bonds
0.00%			0.00%
Due 10/03/11	70,000,000	70,000,000	02/15/12 - 08/15/13	71,456,000	71,399,923
			U.S. Treasury Note
			2.63%
			06/30/14	100	107
Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			2.63% - 3.63%
Due 10/03/11	68,579,779	68,579,798	11/30/12 - 08/15/19	61,312,900	69,951,403
Deutsche Bank			U.S. Treasury Note
0.00%			3.50%
Due 10/03/11	50,000,000	50,000,000	02/15/18	44,656,300	51,000,022

	$291,483,683	$291,483,702		$267,292,100	$297,313,507

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Item 2. Controls and Procedures.
(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President

Date	January 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President

Date	January 17, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President & Treasurer

Date	January 17, 2012

*	Print the name and title of each signing officer under his or her signature.